UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

8182 Maryland Avenue, Suite 500, St. Louis, MO 63105

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
8182 Maryland Avenue, Suite 500,
St. Louis, MO 63105
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Vice President and Managing Counsel State Street Bank and Trust Company One Lincoln Street, 8th Floor Boston, Massachusetts 02111	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end:  June 30
Date of reporting period:  December 31, 2022

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT

December 31, 2022

PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

SAR2022

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 15.6%
Communication — 0.8%
NTT Finance Corp., 0.583%, 3/01/24 ±	$3,500,000	$3,320,472

Financial — 14.8%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, 2.875%, 8/14/24	3,000,000	2,843,373
Aircastle Ltd., 4.125%, 5/01/24	1,595,000	1,542,941
Bank of Montreal, 0.625%, 7/09/24	2,000,000	1,871,004
Canadian Imperial Bank of Commerce, 3.100%, 4/02/24	4,500,000	4,394,877
Cooperatieve Rabobank UA, 1.375%, 1/10/25	7,762,000	7,256,319
Cooperatieve Rabobank UA, 2.625%, 7/22/24 ±	2,000,000	1,920,287
Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/07/24	3,946,000	3,866,425
National Australia Bank Ltd., 1.388%, 1/12/25 ±	11,000,000	10,271,932
NatWest Markets PLC, 0.800%, 8/12/24 ±	4,250,000	3,941,803
Skandinaviska Enskilda Banken AB, 0.650%, 9/09/24 ±	1,000,000	926,069
Societe Generale SA, 2.625%, 10/16/24 ±	750,000	710,569
Sumitomo Mitsui Banking Corp., 3.400%, 7/11/24	1,000,000	970,625
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,966,000	1,887,319
Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/24 ±	5,000,000	4,732,952
Svenska Handelsbanken AB, 0.625%, 6/30/23 ±	5,000,000	4,891,697
Westpac Banking Corp., 1.019%, 11/18/24	11,800,000	10,993,158
		63,021,350

TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $70,280,278)		66,341,822

CORPORATE BONDS AND NOTES — 21.6%
Basic Material — 0.9%
Georgia-Pacific LLC, 3.600%, 3/01/25 ±	4,000,000	3,878,741

Communications — 2.5%
Amazon.com, Inc., 2.730%, 4/13/24	5,000,000	4,875,492
Booking Holdings, Inc., 3.650%, 3/15/25	2,000,000	1,952,224
Discovery Communications LLC, 3.900%, 11/15/24	3,000,000	2,906,940
Omnicom Group, Inc./ Omnicom Capital, Inc., 3.650%, 11/01/24	1,004,000	984,501
		10,719,157

Consumer, Cyclical — 2.0%
Marriott International, Inc., 3.600%, 4/15/24	2,750,000	2,697,247
Mercedes-Benz Finance North America LLC, 2.700%, 6/14/24 ±	2,000,000	1,932,954
Volkswagen Group of America Finance LLC, 2.850%, 9/26/24 ±	2,000,000	1,916,343
Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	2,001,000	1,952,358
		8,498,902

Consumer, Non-cyclical — 3.7%
Bayer US Finance LLC, 3.375%, 10/08/24 ±	3,000,000	2,902,334
Cardinal Health, Inc., 3.079%, 6/15/24	3,165,000	3,075,259
Cigna Corp., 3.500%, 6/15/24	3,000,000	2,936,317
Elevance Health, Inc., 2.375%, 1/15/25	2,500,000	2,376,846
Elevance Health, Inc., 3.500%, 8/15/24	1,500,000	1,464,705
Gilead Sciences, Inc., 3.700%, 4/01/24	1,001,000	984,835
Laboratory Corp. of America Holdings, 3.600%, 2/01/25	2,000,000	1,938,656
		15,678,952

Energy — 1.3%
Energy Transfer LP, 4.050%, 3/15/25	2,500,000	2,425,570
Marathon Petroleum Corp., 3.625%, 9/15/24	3,000,000	2,922,665
		5,348,235

Financial — 7.9%
Ally Financial, Inc., 3.875%, 5/21/24	2,483,000	2,419,180
American Express Co., 3.375%, 5/03/24	4,500,000	4,412,505
Bank of New York Mellon Corp. (The), 1.600%, 4/24/25	4,000,000	3,722,667
Capital One Financial Corp., 3.200%, 2/05/25	1,000,000	962,763
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	2,949,198
Goldman Sachs Group, Inc. (The), 3.850%, 7/08/24	2,000,000	1,959,238
Goldman Sachs Group, Inc. (The), 4.000%, 3/03/24	1,000,000	987,324

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
Morgan Stanley, 3.875%, 4/29/24	$4,800,000	$4,729,619
Nuveen Finance LLC, 4.125%, 11/01/24 ±	4,000,000	3,898,462
Vornado Realty LP, 3.500%, 1/15/25	3,260,000	3,050,696
Wells Fargo & Co., 3.300%, 9/09/24	4,500,000	4,369,384
		33,461,036

Industrial — 1.0%
Penske Truck Leasing Co. LP/ PTL Finance Corp., 3.450%, 7/01/24 ±	1,750,000	1,691,576
Raytheon Technologies Corp., 3.200%, 3/15/24	2,695,000	2,644,681
		4,336,257

Technology — 0.7%
Oracle Corp., 2.500%, 4/01/25	3,250,000	3,065,637

Utilities — 1.6%
American Water Capital Corp., 3.400%, 3/01/25	4,000,000	3,880,534
Edison International, 3.550%, 11/15/24	3,000,000	2,900,021
		6,780,555

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $95,773,769)		91,767,472

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.7%
U.S. Treasury Securities — 62.7%
U.S. Treasury Note, 0.125%, 10/15/23	41,750,000	40,278,869
U.S. Treasury Note, 0.125%, 12/15/23	16,000,000	15,327,585
U.S. Treasury Note, 0.250%, 9/30/23	41,750,000	40,363,594
U.S. Treasury Note, 0.250%, 11/15/23	44,000,000	42,310,535
U.S. Treasury Note, 0.375%, 10/31/23	42,500,000	40,985,924
U.S. Treasury Note, 0.375%, 4/15/24	1,500,000	1,420,195
U.S. Treasury Note, 0.500%, 11/30/23	44,250,000	42,575,222
U.S. Treasury Note, 0.750%, 12/31/23	43,750,000	42,065,266
U.S. Treasury Note, 2.250%, 3/31/24	2,000,000	1,941,328
		267,268,518
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $271,222,925)		267,268,518
SHORT-TERM INVESTMENTS — 0.0%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund 3.860%	129,824	129,824
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $129,824)		129,824
Total Investments — 99.9% (Identified Cost $437,406,796)		425,507,636
Cash and Other Assets, Less Liabilities — 0.1%		470,019
Net Assets — 100.0%		$425,977,655

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2022 amounted to $46,936,190 or 11.02% of the net assets of the Fund.

Portfolio Sectors as of December 31, 2022
(As a percentage of total long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 100.7%
Australia — 9.5%
Australia & New Zealand Banking Group Ltd., 3.700%, 11/16/25	USD	1,000,000	$972,631
Australia & New Zealand Banking Group Ltd., 4.050%, 5/12/25	AUD	1,000,000	671,176
Commonwealth Bank of Australia, 1.125%, 6/15/26 ±	USD	10,855,000	9,561,893
Commonwealth Bank of Australia, 4.200%, 8/18/25	AUD	1,700,000	1,143,600
National Australia Bank Ltd., 0.250%, 5/20/24	EUR	500,000	515,326
National Australia Bank Ltd., 1.388%, 1/12/25 ±	USD	600,000	560,287
National Australia Bank Ltd., 2.900%, 2/25/27	AUD	1,000,000	628,256
National Australia Bank Ltd., 3.375%, 1/14/26	USD	8,500,000	8,146,379
National Australia Bank Ltd., 3.900%, 5/30/25	AUD	2,400,000	1,605,103
New South Wales Treasury Corp., 4.000%, 5/20/26	AUD	12,700,000	8,652,178
Queensland Treasury Corp., 3.250%, 7/21/26 ±	AUD	8,500,000	5,645,532
South Australian Government Financing Authority, 3.000%, 7/20/26	AUD	4,300,000	2,829,330
Treasury Corp. of Victoria, 0.500%, 11/20/25	AUD	7,900,000	4,878,039
Westpac Banking Corp., 0.000%, 10/17/23 #	EUR	1,200,000	1,264,759
Westpac Banking Corp., 0.375%, 3/05/23	EUR	3,000,000	3,201,730
Westpac Banking Corp., 1.019%, 11/18/24	USD	2,000,000	1,863,247
Westpac Banking Corp., 1.150%, 6/03/26	USD	6,375,000	5,643,350
Westpac Banking Corp., 2.350%, 2/19/25	USD	1,196,000	1,136,587
Westpac Banking Corp., 2.700%, 3/17/25	AUD	1,400,000	914,867
Westpac Banking Corp., 2.850%, 5/13/26	USD	4,300,000	4,043,860
Westpac Banking Corp., (3-mo. Swap + 0.950%), 4.000%, 11/16/23 ‡	AUD	100,000	68,358
Westpac Banking Corp., 4.125%, 6/04/26	AUD	2,300,000	1,529,042
			65,475,530

Austria — 2.2%
Austria Treasury Bill, 0.000%, 4/27/23 #	EUR	1,100,000	1,169,571
Oesterreichische Kontrollbank AG, 1.250%, 12/15/23	GBP	1,400,000	1,651,725
Oesterreichische Kontrollbank AG, 0.000%, 4/06/23 #	EUR	4,500,000	4,791,695
Oesterreichische Kontrollbank AG, 0.500%, 9/16/24	USD	3,012,000	2,808,606
Republic of Austria Government Bond, 1.650%, 10/21/24 ±	EUR	3,200,000	3,360,307
Republic of Austria Government Bond, 1.750%, 10/20/23 ±	EUR	1,200,000	1,275,851
			15,057,755

Belgium — 1.5%
Euroclear Bank SA, 0.125%, 7/07/25	EUR	150,000	148,080
Euroclear Bank SA, 0.500%, 7/10/23	EUR	1,250,000	1,323,845
Kingdom of Belgium Government Bond, 0.200%, 10/22/23 ±	EUR	2,900,000	3,046,897
Kingdom of Belgium Government Bond, 0.500%, 10/22/24 ±	EUR	2,600,000	2,677,397
Kingdom of Belgium Government Bond, 0.800%, 6/22/25 ±	EUR	400,000	409,458
Kingdom of Belgium Government Bond, 2.600%, 6/22/24 ±	EUR	2,900,000	3,098,172
			10,703,849

Canada — 11.4%
Bank of Montreal, 2.700%, 9/11/24	CAD	600,000	427,119
Bank of Montreal, 2.890%, 6/20/23	CAD	7,500,000	5,488,665
Canadian Imperial Bank of Commerce, 2.970%, 7/11/23	CAD	7,100,000	5,190,121
CPPIB Capital, Inc., 0.375%, 7/25/23	GBP	1,300,000	1,542,488
CPPIB Capital, Inc., 0.375%, 6/20/24	EUR	2,950,000	3,027,973
CPPIB Capital, Inc., 0.875%, 12/17/24	GBP	1,100,000	1,241,424
Export Development Canada, 0.000%, 1/27/25 #	EUR	700,000	701,603
Export Development Canada, 1.375%, 12/08/23	GBP	1,366,000	1,615,653
Export Development Canada, 2.625%, 2/21/24	USD	4,085,000	3,993,305
OMERS Finance Trust, 0.450%, 5/13/25	EUR	2,450,000	2,448,101
Ontario Teachers’ Finance Trust, 0.500%, 5/06/25	EUR	1,350,000	1,350,321
Province of Alberta Canada, 0.500%, 4/16/25	EUR	1,900,000	1,913,177

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Province of Alberta Canada, 0.625%, 4/18/25	EUR	2,300,000	$2,320,748
Province of Alberta Canada, 2.950%, 1/23/24	USD	1,300,000	1,273,263
Province of Manitoba Canada, 2.600%, 4/16/24	USD	3,000,000	2,921,973
Province of Ontario Canada, 0.375%, 6/14/24	EUR	2,000,000	2,053,582
Province of Ontario Canada, 0.500%, 12/15/23	GBP	650,000	761,087
Province of Ontario Canada, 0.875%, 1/21/25	EUR	200,000	203,840
Province of Ontario Canada, 3.050%, 1/29/24	USD	4,500,000	4,416,071
Province of Ontario Canada, 3.100%, 8/26/25	AUD	2,000,000	1,317,999
Province of Ontario Canada, 3.400%, 10/17/23	USD	1,000,000	987,834
Province of Quebec Canada, 0.875%, 1/15/25	EUR	2,400,000	2,447,407
Province of Quebec Canada, 2.500%, 4/09/24	USD	8,158,000	7,919,777
Province of Quebec Canada, 3.700%, 5/20/26	AUD	4,500,000	2,991,624
Province of Quebec Canada, 0.750%, 12/13/24	GBP	600,000	677,324
PSP Capital, Inc., 0.500%, 9/15/24	USD	1,219,000	1,135,349
Royal Bank of Canada, 2.333%, 12/05/23	CAD	3,100,000	2,235,182
Royal Bank of Canada, 4.200%, 6/22/26	AUD	500,000	331,109
Toronto-Dominion Bank (The), 0.750%, 9/11/25	USD	421,000	376,530
Toronto-Dominion Bank (The), 0.750%, 1/06/26	USD	1,707,000	1,512,836
Toronto-Dominion Bank (The), 1.200%, 6/03/26	USD	2,328,000	2,058,074
Toronto-Dominion Bank (The), 1.909%, 7/18/23	CAD	5,900,000	4,286,341
Toronto-Dominion Bank (The), 0.625%, 7/20/23	EUR	400,000	423,672
Toronto-Dominion Bank (The), 3.005%, 5/30/23	CAD	7,500,000	5,495,301
Toronto-Dominion Bank (The), 3.226%, 7/24/24	CAD	2,500,000	1,798,512
			78,885,385

Denmark — 3.7%
Denmark Government Bond, 0.000%, 11/15/24 #	DKK	154,000,000	21,065,266
Kommunekredit, 0.000%, 11/15/24 #	GBP	250,000	280,742
Kommunekredit, 1.000%, 12/15/23	USD	2,600,000	2,507,534
Kommunekredit, 2.000%, 6/25/24	GBP	1,300,000	1,521,088
			25,374,630

Finland — 2.2%
Finland Government Bond, 0.000%, 9/15/24 ±#	EUR	7,400,000	7,576,051
Finland Government Bond, 0.875%, 9/15/25 ±	EUR	1,600,000	1,632,761
Finland Government Bond, 2.000%, 4/15/24 ±	EUR	800,000	849,435
Kuntarahoitus Oyj, 0.880%, 12/16/24	GBP	2,900,000	3,280,729
Kuntarahoitus Oyj, 0.000%, 11/15/24 #	EUR	500,000	504,855
Kuntarahoitus Oyj, 0.125%, 3/07/24	EUR	250,000	258,606
OP Corporate Bank plc, 1.000%, 5/22/25 @	EUR	1,000,000	1,009,069
			15,111,506

France — 8.2%
Agence Francaise de Developpement EPIC, 4.000%, 3/14/23	EUR	1,600,000	1,716,648
Agence Francaise de Developpement EPIC, 0.000%, 3/25/25 #	EUR	2,800,000	2,795,786
Agence Francaise de Developpement EPIC, 0.625%, 1/22/26	USD	5,800,000	5,164,153
Agence Francaise de Developpement EPIC, 3.125%, 1/04/24	EUR	5,000,000	5,352,515
BNP Paribas SA, 2.875%, 9/26/23 @	EUR	175,000	187,527
Bpifrance SACA, 0.500%, 5/25/25	EUR	1,000,000	1,005,066
Caisse d’Amortissement de la Dette Sociale, 0.375%, 5/27/24	USD	2,500,000	2,348,821
Caisse d’Amortissement de la Dette Sociale, 1.375%, 11/25/24	EUR	800,000	827,163
Caisse d’Amortissement de la Dette Sociale, 3.375%, 3/20/24	USD	371,000	364,368
Dexia Credit Local SA, 0.000%, 5/29/24 #	EUR	200,000	204,697
Dexia Credit Local SA, 0.500%, 7/22/23	GBP	1,200,000	1,423,276
Dexia Credit Local SA, 0.500%, 7/16/24	USD	6,800,000	6,364,655

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Dexia Credit Local SA, 0.500%, 1/17/25	EUR	500,000	$506,301
Dexia Credit Local SA, 1.250%, 11/26/24	EUR	3,300,000	3,404,109
Dexia Credit Local SA, 1.625%, 12/08/23	GBP	600,000	709,543
French Republic Government Bond OAT, 0.000%, 3/25/24 #	EUR	2,000,000	2,068,811
French Republic Government Bond OAT, 0.000%, 2/25/25 #	EUR	4,100,000	4,133,425
French Republic Government Bond OAT, 2.250%, 5/25/24	EUR	1,000,000	1,062,987
Sanofi Senior Unsecured RegS, 0.875%, 4/06/25 @*	EUR	300,000	307,175
SFIL SA, 0.000%, 5/24/24 #	EUR	500,000	511,946
SFIL SA, 0.625%, 2/09/26	USD	8,400,000	7,453,692
SNCF Reseau, 4.500%, 1/30/24	EUR	200,000	217,134
Societe Nationale SNCF SA, 4.125%, 2/19/25	EUR	1,500,000	1,632,441
Societe Nationale SNCF SA, 4.625%, 2/02/24	EUR	1,350,000	1,466,213
Societe Nationale SNCF SA, 4.875%, 6/12/23	EUR	3,150,000	3,400,324
UNEDIC ASSEO, 0.125%, 11/25/24	EUR	800,000	807,991
UNEDIC ASSEO, 0.625%, 2/17/25	EUR	300,000	304,736
UNEDIC ASSEO, 2.375%, 5/25/24	EUR	1,100,000	1,164,827
			56,906,330

Germany — 7.1%
Erste Abwicklungsanstalt, 0.250%, 3/01/24	USD	9,000,000	8,537,812
Erste Abwicklungsanstalt, 0.875%, 10/30/24	USD	3,400,000	3,174,966
FMS Wertmanagement, 0.375%, 5/06/24	USD	2,000,000	1,886,791
FMS Wertmanagement, 1.375%, 3/07/25	GBP	300,000	340,063
Free State of Bavaria, 0.010%, 1/17/25	EUR	150,000	150,882
Kreditanstalt fuer Wiederaufbau, 0.000%, 11/15/24 #	EUR	300,000	304,622
Kreditanstalt fuer Wiederaufbau, 0.000%, 2/18/25 @#	EUR	4,150,000	4,179,671
Kreditanstalt fuer Wiederaufbau, 0.010%, 3/31/25	EUR	412,000	413,520
Kreditanstalt fuer Wiederaufbau, 0.125%, 10/04/24	EUR	1,000,000	1,021,216
Kreditanstalt fuer Wiederaufbau, 0.250%, 3/08/24	USD	4,733,000	4,488,430
Kreditanstalt fuer Wiederaufbau, 0.375%, 4/23/25	EUR	638,000	644,839
Kreditanstalt fuer Wiederaufbau, 0.875%, 7/18/24	GBP	400,000	459,801
Kreditanstalt fuer Wiederaufbau, 1.250%, 12/29/23	GBP	833,000	982,679
Kreditanstalt fuer Wiederaufbau, 1.625%, 5/10/24	USD	1,000,000	958,851
Kreditanstalt fuer Wiederaufbau, 3.200%, 9/11/26	AUD	500,000	329,134
Landeskreditbank Baden- Wuerttemberg Foerderbank, 0.375%, 12/09/24	GBP	2,408,000	2,697,989
Landeskreditbank Baden- Wuerttemberg Foerderbank, 1.375%, 12/15/23	GBP	1,100,000	1,299,279
Landeskreditbank Baden- Wuerttemberg Foerderbank, 2.000%, 7/23/24	USD	7,562,000	7,255,021
Landwirtschaftliche Rentenbank, 3.125%, 11/14/23	USD	1,000,000	985,282
Landwirtschaftliche Rentenbank, 4.250%, 1/09/25	AUD	3,780,000	2,583,855
Landwirtschaftliche Rentenbank, 4.750%, 5/06/26	AUD	1,100,000	762,116
Landwirtschaftliche Rentenbank, 5.375%, 4/23/24	NZD	1,000,000	633,246
NRW Bank, 1.380%, 12/15/23	GBP	600,000	708,817
NRW Bank, 0.375%, 12/16/24	GBP	1,600,000	1,790,082
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,433,413
State of North Rhine-Westphalia Germany, 0.000%, 12/16/24 #	GBP	1,300,000	1,462,393
			49,484,770
Luxembourg — 0.6%
European Financial Stability Facility, 0.000%, 4/19/24 #	EUR	2,900,000	2,991,440
European Financial Stability Facility, 0.000%, 10/15/25 #	EUR	1,000,000	987,786
European Financial Stability Facility, 0.500%, 7/11/25	EUR	240,000	241,821
			4,221,047
Netherlands — 5.9%
BNG Bank NV, 3.500%, 8/26/24 ±	USD	1,700,000	1,667,393
BNG Bank NV, 0.050%, 7/11/23	EUR	400,000	422,486
BNG Bank NV, 0.500%, 4/16/25	EUR	1,600,000	1,615,627
BNG Bank NV, 2.000%, 4/12/24	GBP	2,400,000	2,816,951
BNG Bank NV, 3.250%, 7/15/25	AUD	2,400,000	1,590,972
BNG Bank NV, 3.875%, 5/26/23	EUR	2,000,000	2,153,098
Cooperatieve Rabobank UA, 1.375%, 1/10/25	USD	444,000	415,074

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Nederlandse Waterschapsbank NV, 2.000%, 12/16/24	GBP	1,950,000	$2,250,886
Nederlandse Waterschapsbank NV, 1.125%, 3/15/24	USD	2,150,000	2,056,790
Nederlandse Waterschapsbank NV, 3.000%, 11/16/23	EUR	1,000,000	1,070,224
Netherlands Government Bond, 0.000%, 1/15/24 ±#	EUR	3,050,000	3,178,910
Netherlands Government Bond, 0.250%, 7/15/25 ±	EUR	1,300,000	1,311,155
Netherlands Government Bond, 2.000%, 7/15/24 ±	EUR	16,300,000	17,277,919
Novo Nordisk Finance Netherlands BV, 0.750%, 3/31/25 @	EUR	200,000	202,326
Roche Finance Europe BV, 0.875%, 2/25/25	EUR	1,000,000	1,035,630
Shell International Finance BV, 0.750%, 5/12/24	EUR	600,000	622,416
Shell International Finance BV, 1.125%, 4/07/24	EUR	1,130,000	1,181,294
			40,869,151

New Zealand — 0.9%
New Zealand Government Bond, 0.500%, 5/15/24	NZD	3,500,000	2,088,520
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	4,144,015
New Zealand Local Government Funding Agency Bond, 2.750%, 4/15/25	NZD	500,000	299,206
			6,531,741

Norway — 2.7%
DNB Bank ASA, 0.050%, 11/14/23	EUR	675,000	704,783
Equinor ASA, 1.750%, 1/22/26	USD	1,900,000	1,740,459
Kommunalbanken AS, 0.250%, 12/08/23	USD	2,600,000	2,490,889
Kommunalbanken AS, 1.000%, 12/12/24	GBP	750,000	850,227
Kommunalbanken AS, 0.600%, 6/01/26	AUD	2,000,000	1,199,017
Kommunalbanken AS, 1.500%, 12/15/23	GBP	400,000	472,929
Kommunalbanken AS, 2.000%, 6/19/24	USD	2,700,000	2,594,874
Kommunalbanken AS, 2.750%, 2/05/24	USD	600,000	586,752
Kommunalbanken AS, 4.250%, 7/16/25	AUD	1,490,000	1,013,258

Norway Government Bond, 1.750%, 3/13/25 ±	NOK	19,800,000	1,964,984
Norway Government Bond, 3.000%, 3/14/24 ±	NOK	48,000,000	4,891,869
			18,510,041

Supranational — 17.5%
African Development Bank, 0.240%, 4/14/23	SEK	59,000,000	5,614,907
African Development Bank, 4.500%, 6/02/26	AUD	1,500,000	1,026,075
Asian Development Bank, 0.375%, 6/11/24	USD	800,000	752,012
Asian Development Bank, 0.500%, 5/05/26	AUD	6,000,000	3,623,612
Asian Development Bank, 1.375%, 12/15/23	GBP	6,990,000	8,261,299
Asian Development Bank, 1.625%, 3/15/24	USD	7,989,000	7,693,490
Asian Development Bank, 2.500%, 12/19/24	GBP	750,000	875,866
Asian Development Bank, 3.750%, 3/12/25	AUD	1,000,000	675,637
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	2,400,000	1,461,494
Asian Infrastructure Investment Bank (The), 2.250%, 5/16/24	USD	844,000	815,477
Council of Europe Development Bank, 0.125%, 5/25/23	EUR	219,000	232,446
Council of Europe Development Bank, 0.375%, 3/27/25	EUR	787,000	792,376
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.250%, 2/09/24	EUR	191,000	197,924
European Financial Stability Facility, 0.125%, 10/17/23	EUR	756,000	793,219
European Financial Stability Facility, 0.400%, 2/17/25	EUR	400,000	405,666
European Financial Stability Facility, 1.750%, 6/27/24	EUR	598,000	628,914
European Financial Stability Facility, 2.125%, 2/19/24	EUR	2,550,000	2,706,209
European Investment Bank, 0.000%, 10/16/23 #	EUR	1,600,000	1,677,865
European Investment Bank, 0.000%, 3/25/25 #	EUR	140,000	140,345
European Investment Bank, 0.050%, 12/15/23	EUR	500,000	521,621
European Investment Bank, 0.500%, 11/15/23	EUR	210,000	220,586
European Investment Bank, 0.750%, 11/15/24	GBP	1,100,000	1,249,112
European Investment Bank, 0.875%, 12/15/23	GBP	2,590,000	3,046,986
European Investment Bank, 0.875%, 9/13/24 @	EUR	450,000	465,008

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Investment Bank, 1.250%, 5/12/25	SEK	5,000,000	$456,279
European Investment Bank, 1.375%, 3/07/25	GBP	2,397,000	2,723,294
European Investment Bank, 2.625%, 3/15/24	USD	3,800,000	3,704,681
European Investment Bank, 2.900%, 10/17/25	AUD	2,200,000	1,449,462
European Investment Bank, 3.250%, 1/29/24	USD	1,623,000	1,596,918
European Investment Bank, 4.750%, 8/07/24	AUD	700,000	481,987
European Stability Mechanism, 0.000%, 12/16/24 #	EUR	1,600,000	1,617,626
European Stability Mechanism, 0.000%, 3/14/25 #	EUR	1,566,000	1,571,998
European Stability Mechanism, 0.100%, 7/31/23	EUR	900,000	950,265
European Stability Mechanism, 0.125%, 4/22/24 @	EUR	800,000	825,985
European Union, 0.000%, 7/06/26 #	EUR	600,000	579,482
European Union, 0.500%, 4/04/25	EUR	1,000,000	1,015,563
European Union, 0.800%, 7/04/25	EUR	14,020,000	14,248,760
European Union, 1.875%, 4/04/24	EUR	500,000	528,837
Inter-American Development Bank, 1.250%, 12/15/23	GBP	8,180,000	9,660,771
Inter-American Development Bank, 1.375%, 12/15/24	GBP	1,350,000	1,543,208
Inter-American Development Bank, 2.750%, 10/30/25	AUD	300,000	196,564
Inter-American Development Bank, 3.000%, 2/21/24	USD	963,000	943,721
Inter-American Development Bank, 3.250%, 7/01/24	USD	2,493,000	2,439,884
Inter-American Development Bank, 4.250%, 6/11/26	AUD	6,000,000	4,086,171
Inter-American Development Bank, 4.750%, 8/27/24	AUD	5,500,000	3,783,724
Inter-American Investment Corp., 1.750%, 10/02/24	USD	648,000	615,999
International Bank for Reconstruction & Development, 0.500%, 5/18/26	AUD	2,800,000	1,685,669
International Bank for Reconstruction & Development, 2.500%, 8/03/23	CAD	800,000	583,573
International Bank for Reconstruction & Development, 2.500%, 3/19/24	USD	12,500,000	12,156,870

International Development Association, 0.750%, 12/12/24	GBP	637,000	719,983
International Finance Corp., 3.200%, 7/22/26	AUD	5,000,000	3,289,296
International Finance Corp., 4.000%, 4/03/25	AUD	4,900,000	3,330,466
Nordic Investment Bank, 1.500%, 3/13/25	NOK	6,000,000	589,798
			121,254,980

Sweden — 9.9%
Kommuninvest I Sverige AB, 3.250%, 1/16/24	USD	3,343,000	3,288,290
Kommuninvest I Sverige AB, 0.375%, 2/16/24	USD	1,500,000	1,427,212
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	24,000,000	2,261,426
Kommuninvest I Sverige AB, 1.000%, 10/02/24	SEK	40,670,000	3,733,647
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	19,000,000	1,717,749
Kommuninvest I Sverige AB, 1.375%, 5/08/24	USD	4,200,000	4,013,860
Kommuninvest I Sverige AB, 1.375%, 5/08/24 ±	USD	750,000	716,761
Kommuninvest I Sverige AB, 2.875%, 7/03/24 ±	USD	2,971,000	2,889,671
Skandinaviska Enskilda Banken AB, 0.850%, 9/02/25 ±	USD	7,500,000	6,699,825
Skandinaviska Enskilda Banken AB, 1.200%, 9/09/26 ±	USD	10,645,000	9,292,432
Skandinaviska Enskilda Banken AB, 1.400%, 11/19/25 ±@	USD	5,000,000	4,499,556
Svensk Exportkredit AB, 0.625%, 10/07/24	USD	1,718,000	1,600,197
Svensk Exportkredit AB, 3.625%, 9/03/24	USD	4,375,000	4,294,181
Svensk Exportkredit AB, 0.375%, 3/11/24	USD	3,000,000	2,846,254
Svensk Exportkredit AB, 0.375%, 7/30/24	USD	6,363,000	5,943,422
Svensk Exportkredit AB, 0.500%, 11/10/23	USD	2,000,000	1,926,366
Svensk Exportkredit AB, 1.375%, 12/15/23	GBP	1,900,000	2,242,934
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,700,000	1,737,320
Svenska Handelsbanken AB, 0.550%, 6/11/24 ±	USD	250,000	234,642
Svenska Handelsbanken AB, 1.000%, 4/15/25	EUR	300,000	304,948
Sweden Government Bond, 1.500%, 11/13/23 ±	SEK	20,500,000	1,941,852
Sweden Government Bond, 2.500%, 5/12/25 ±	SEK	53,000,000	5,047,139
			68,659,684

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Switzerland — 0.1%
Novartis Finance SA, 0.125%, 9/20/23	EUR	1,000,000	$1,055,489
United Kingdom — 0.2%
Network Rail Infrastructure Finance PLC, 4.750%, 1/22/24	GBP	955,000	1,161,047
United States — 17.1%
Abbott Ireland Financing DAC, 0.100%, 11/19/24	EUR	250,000	252,463
Amazon.com, Inc., 0.450%, 5/12/24	USD	2,000,000	1,885,537
Amazon.com, Inc., 1.000%, 5/12/26	USD	4,976,000	4,418,536
Amazon.com, Inc., 2.730%, 4/13/24	USD	7,000,000	6,825,689
Apple, Inc., 0.700%, 2/08/26	USD	2,140,000	1,903,797
Apple, Inc., 1.125%, 5/11/25	USD	500,000	461,133
Apple, Inc., 2.513%, 8/19/24	CAD	5,000,000	3,567,836
Apple, Inc., 3.600%, 6/10/26	AUD	500,000	328,735
Berkshire Hathaway, Inc., 0.000%, 3/12/25 #	EUR	420,000	417,302
Berkshire Hathaway, Inc., 3.125%, 3/15/26	USD	4,761,000	4,573,126
Chevron Corp., 1.554%, 5/11/25	USD	200,000	186,401
Chevron USA, Inc., 0.687%, 8/12/25	USD	1,507,000	1,364,570
Exxon Mobil Corp., 0.142%, 6/26/24 @	EUR	617,000	631,370
Merck & Co., Inc., 0.750%, 2/24/26	USD	1,037,000	920,379
National Securities Clearing Corp., 0.750%, 12/07/25 ±@	USD	1,378,000	1,223,665
Nestle Holdings, Inc., 0.625%, 1/15/26 ±	USD	2,277,000	2,024,468
Novartis Capital Corp., 3.400%, 5/06/24	USD	1,500,000	1,470,834
Procter & Gamble Co. (The), 0.625%, 10/30/24	EUR	400,000	410,265
Procter & Gamble Co. (The), 1.000%, 4/23/26	USD	3,565,000	3,200,823
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	100,000	105,841
Roche Holdings, Inc., 0.991%, 3/05/26 ±	USD	820,000	731,856
Roche Holdings, Inc., 3.350%, 9/30/24 ±	USD	5,000,000	4,874,842
U.S. Treasury Note, 0.125%, 12/15/23	USD	4,000,000	3,831,896
U.S. Treasury Note, 0.750%, 12/31/23	USD	15,471,400	14,875,624
U.S. Treasury Note, 0.875%, 1/31/24	USD	11,000,000	10,557,852
U.S. Treasury Note, 2.500%, 1/31/24	USD	7,000,000	6,838,398
U.S. Treasury Notes, 0.125%, 8/15/23	USD	36,250,000	35,247,107
Visa, Inc., 3.150%, 12/14/25	USD	3,185,000	3,074,498
Walmart, Inc., 1.050%, 9/17/26	USD	2,595,000	2,304,293
			118,509,136

TOTAL BONDS AND NOTES (Identified Cost $718,042,854)			697,772,071

		SHARES

SHORT-TERM INVESTMENTS — 3.0%
Investment Company — 1.8%
State Street Institutional U.S. Government Money Market Fund 3.860%		12,282,406	12,282,406

Collateral For Securities On Loan — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.280%		8,330,098	8,330,098

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $20,612,504)			20,612,504

Total Investments — 103.7% (Identified Cost $738,655,358)			718,384,575
Liabilities, Less Cash and Other Assets — (3.7%)			(25,763,835)

Net Assets — 100.0%			$692,620,740

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2022 amounted to 113,021,031 or 16.32% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2022.
#	Zero coupon bond
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $8,169,478.
*	Securities offered and sold outside the U.S. that do not need to be registered.

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — U.S. Dollar

Country weightings as of December 31, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of December 31, 2022

Settlement Date		Currency Purchased		Currency Sold	Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/03/23	USD	6,281,215	DKK	46,672,660	Morgan Stanley & Co., Inc.	$6,718,584	$—	$(437,369)
01/03/23	USD	29,794,842	EUR	29,817,963	Bank of America N.A.	31,918,623	—	(2,123,781)
01/05/23	USD	9,541,906	NOK	100,694,393	Morgan Stanley & Co., Inc.	10,278,741	—	(736,835)
01/05/23	USD	82,418	NOK	804,585	State Street Bank and Trust Co.	82,131	287	—
01/05/23	USD	2,156,062	NZD	3,332,401	State Street Bank and Trust Co.	2,115,742	40,320	—
01/05/23	USD	4,621,560	NZD	8,092,455	State Street Bank and Trust Co.	5,137,900	—	(516,341)
01/06/23	USD	5,088,062	AUD	7,960,010	Citibank N.A. London	5,420,020	—	(331,957)
01/06/23	USD	400,783	AUD	625,684	State Street Bank and Trust Co.	426,032	—	(25,249)
01/06/23	USD	7,402,143	DKK	51,836,549	Morgan Stanley & Co., Inc.	7,463,099	—	(60,956)
01/10/23	USD	1,941,907	SEK	21,802,581	Bank of America N.A.	2,090,164	—	(148,258)
01/10/23	USD	5,670,955	SEK	58,713,168	HSBC Bank USA	5,628,699	42,256	—
01/11/23	USD	1,674,065	SEK	18,846,779	Citibank N.A. London	1,806,908	—	(132,843)
01/11/23	USD	1,554,108	SEK	16,282,913	HSBC Bank USA	1,561,101	—	(6,993)
01/12/23	USD	30,040,127	CAD	41,881,413	State Street Bank and Trust Co.	30,932,987	—	(892,860)
01/17/23	USD	3,569,896	AUD	5,619,718	Morgan Stanley & Co., Inc.	3,828,198	—	(258,303)
01/17/23	USD	837,156	AUD	1,252,057	State Street Bank and Trust Co.	852,912	—	(15,756)
01/17/23	USD	1,874,536	SEK	19,453,003	Bank of America N.A.	1,865,641	8,896	—
01/17/23	USD	1,939,269	SEK	19,950,997	Bank of New York Mellon	1,913,401	25,868	—
01/17/23	USD	758,862	SEK	7,884,943	State Street Bank and Trust Co.	756,206	2,656	—
01/18/23	USD	20,257,307	EUR	20,576,772	Bank of America N.A.	22,047,324	—	(1,790,016)
01/18/23	USD	2,129,271	EUR	1,986,998	State Street Bank and Trust Co.	2,129,002	269	—
01/18/23	USD	9,424,593	EUR	9,053,365	State Street Bank and Trust Co.	9,700,379	—	(275,785)
01/19/23	USD	6,892,886	DKK	49,182,332	Citibank N.A. London	7,087,916	—	(195,030)
01/19/23	USD	31,467,682	EUR	30,088,118	State Street Bank and Trust Co.	32,240,502	—	(772,818)
01/20/23	USD	64,519,802	GBP	58,104,800	UBS	70,275,325	—	(5,755,522)
01/23/23	USD	5,288,114	SEK	56,311,420	Bank of America N.A.	5,402,318	—	(114,204)
01/24/23	USD	33,300,403	EUR	31,324,521	State Street Bank and Trust Co.	33,576,213	—	(275,810)
01/25/23	USD	56,889,427	AUD	88,154,944	State Street Bank and Trust Co.	60,070,938	—	(3,181,511)
01/25/23	USD	32,410,016	EUR	31,982,538	State Street Bank and Trust Co.	34,283,750	—	(1,873,734)
01/25/23	USD	697,389	GBP	620,770	State Street Bank and Trust Co.	750,893	—	(53,504)
01/30/23	USD	6,502,961	DKK	45,284,122	HSBC Bank USA	6,531,431	—	(28,470)
01/30/23	USD	31,920,049	EUR	29,897,232	State Street Bank and Trust Co.	32,058,778	—	(138,729)
01/31/23	USD	7,205,328	NZD	11,347,641	HSBC Bank USA	7,207,289	—	(1,961)
							$120,552	$(20,144,595)

Forward Foreign Currency Exchange Contracts purchased outstanding as of December 31, 2022

Settlement Date		Currency Purchased		Currency Sold	Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/03/23	DKK	46,672,660	USD	6,688,237	HSBC Bank USA	$6,718,584	$30,347	$—
01/03/23	EUR	29,817,963	USD	31,774,916	State Street Bank and Trust Co.	31,918,623	143,707	—
01/05/23	NOK	14,807,834	USD	1,415,665	HSBC Bank USA	1,511,562	95,898	—
01/05/23	NOK	12,031,275	USD	1,160,837	State Street Bank and Trust Co.	1,228,135	67,299	—
01/05/23	NZD	11,335,734	USD	7,195,357	HSBC Bank USA	7,197,058	1,701	—
01/05/23	NZD	89,122	USD	50,717	State Street Bank and Trust Co.	56,584	5,866	—
01/12/23	CAD	2,460,134	USD	1,783,786	State Street Bank and Trust Co.	1,817,018	33,232	—
01/20/23	GBP	6,098,616	USD	7,057,663	State Street Bank and Trust Co.	7,376,021	318,358	—
01/20/23	GBP	922,264	USD	1,127,078	State Street Bank and Trust Co.	1,115,440	—	(11,638)
01/25/23	AUD	1,074,557	USD	729,229	State Street Bank and Trust Co.	732,229	3,000	—
01/25/23	AUD	2,868,633	USD	1,972,279	State Street Bank and Trust Co.	1,954,757	—	(17,522)
							$699,408	$(29,160)
Total							$819,960	$(20,173,755)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.2%
Aerospace & Defense — 1.9%
Lockheed Martin Corp.	6,309	$3,069,265
Other Securities^	46,948	7,830,437
		10,899,702

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	14,911	2,592,128
Other Securities^*	13,055	1,535,916
		4,128,044

Airlines — 0.1%
Other Securities^*	20,772	644,875

Auto Components — 0.2%
Other Securities^	18,578	886,726

Automobiles — 0.8%
Tesla, Inc. *	31,938	3,934,123
Other Securities^@	49,594	884,830
		4,818,953

Beverages — 2.2%
Coca-Cola Co. (The)	76,728	4,880,668
PepsiCo, Inc.	32,018	5,784,372
Other Securities^*	19,528	1,736,499
		12,401,539

Biotechnology — 2.8%
AbbVie, Inc.	37,978	6,137,625
Amgen, Inc.	12,097	3,177,156
Other Securities^*	52,309	6,604,910
		15,919,691

Building Products — 0.6%
Other Securities^	49,012	3,347,872

Capital Markets — 2.5%
Other Securities^	122,762	14,450,233

Chemicals — 1.6%
Other Securities^	83,945	8,929,327

Commercial Banks — 2.5%
Bank of America Corp.	66,036	2,187,112
JPMorgan Chase & Co.	38,234	5,127,179
Other Securities^	169,510	7,226,813
		14,541,104

Commercial Services & Supplies — 0.7%
Other Securities^	35,230	4,140,600

Communications Equipment — 0.8%
Cisco Systems, Inc.	63,490	3,024,663
Other Securities^	15,396	1,549,828
		4,574,491

Computers & Peripherals — 7.4%
Apple, Inc.	316,451	41,116,478
Other Securities^*	45,365	1,461,630
		42,578,108

Construction & Engineering — 0.2%
Other Securities^*	16,463	1,245,934

Construction Materials — 0.1%
Other Securities^	4,146	611,828

Consumer Finance — 0.6%
Other Securities^	37,569	3,472,369

Containers & Packaging — 0.4%
Other Securities^	52,717	2,558,442

Distributors — 0.2%
Other Securities^	7,508	918,092

Diversified Consumer Services — 0.1%
Other Securities^	13,640	574,934

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B *	16,977	5,244,195
Other Securities^	8,942	356,833
		5,601,028

Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	99,340	3,913,996
Other Securities^	83,412	1,487,809
		5,401,805

Electric Utilities — 2.0%
NextEra Energy, Inc.	36,253	3,030,751
Other Securities^	132,675	8,482,926
		11,513,677

Electrical Equipment — 0.7%
Other Securities^*	34,276	3,819,657

Electronic Equipment, Instruments & Components — 0.8%
Other Securities^*	55,610	4,404,092

Energy Equipment & Services — 0.3%
Other Securities^*	42,745	1,552,400

Entertainment — 0.9%
Other Securities^	61,073	4,952,671

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	8,735	3,987,527
Walmart, Inc.	25,166	3,568,287
Other Securities^<>	42,575	2,266,474
		9,822,288

Food Products — 1.0%
Other Securities^	79,141	5,879,608

Gas Utilities — 0.1%
Other Securities^	10,738	688,033

Health Care Equipment & Supplies — 1.8%
Other Securities^	98,229	10,321,732

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc.	15,685	$8,315,873
Other Securities^<>	69,343	11,554,104
		19,869,977

Health Care Technology — 0.0%
Other Securities^*	1,334	215,281

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	12,813	3,376,610
Other Securities^	70,671	8,028,646
		11,405,256

Household Durables — 0.4%
Other Securities^	28,096	2,219,520

Household Products — 1.7%
Procter & Gamble Co. (The)	45,612	6,912,955
Other Securities^	28,086	2,584,877
		9,497,832

Independent Power Producers & Energy Traders — 0.1%
Other Securities^	19,272	586,393

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	12,821	2,747,540
Other Securities^	15,880	1,805,731
		4,553,271

Insurance — 2.0%
Other Securities^	101,389	11,635,796

Interactive Media & Services — 3.7%
Alphabet, Inc., Class A *	91,160	8,043,047
Alphabet, Inc., Class C *	89,820	7,969,729
Meta Platforms, Inc., Class A *	40,998	4,933,699
Other Securities^*	12,494	373,777
		21,320,252

Internet & Catalog Retail — 2.4%
Amazon.com, Inc. *	156,162	13,117,608
Other Securities^*	11,867	674,900
		13,792,508

IT Services — 5.3%
Accenture PLC, Class A	12,877	3,436,099
Automatic Data Processing, Inc.	9,817	2,344,889
International Business Machines Corp.	20,148	2,838,652
MasterCard, Inc., Class A	21,634	7,522,791
Visa, Inc., Class A	34,029	7,069,865
Other Securities^*	84,765	7,456,026
		30,668,322

Leisure Equipment & Products — 0.1%
Other Securities^*	14,988	596,600
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	5,401	2,974,277
Other Securities^	34,410	5,930,502
		8,904,779

Machinery — 2.4%
Caterpillar, Inc.	12,856	3,079,783
Deere & Co.	6,599	2,829,387
Other Securities^	69,392	8,156,012
		14,065,182

Marine — 0.0%
Other Securities^*	322	20,721

Media — 0.9%
Comcast Corp., Class A	65,506	2,290,745
Other Securities^*	52,128	2,617,605
		4,908,350

Metals & Mining — 0.5%
Other Securities^	53,667	3,075,909

Multi-Utilities — 0.8%
Other Securities^	62,157	4,476,820

Multiline Retail — 0.6%
Other Securities^	25,557	3,690,227

Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	20,184	3,622,826
Exxon Mobil Corp.	51,529	5,683,649
Other Securities^	189,064	12,721,132
		22,027,607

Paper & Forest Products — 0.0%
Other Securities^	1,880	111,296

Personal Products — 0.2%
Other Securities^	7,385	1,229,585

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	33,566	2,415,074
Eli Lilly & Co.	19,445	7,113,759
Johnson & Johnson	48,383	8,546,857
Merck & Co., Inc.	47,673	5,289,319
Pfizer, Inc.	79,600	4,078,704
Other Securities^	38,809	2,404,087
		29,847,800

Professional Services — 0.5%
Other Securities^	33,183	3,107,983

Real Estate Management & Development — 0.1%
Other Securities^*	6,592	597,971

Road & Rail — 1.3%
Union Pacific Corp.	15,597	3,229,671
Other Securities^*	76,732	4,449,740
		7,679,411

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 5.0%
Broadcom, Inc.	8,068	$4,511,061
NVIDIA Corp.	34,050	4,976,067
QUALCOMM, Inc.	25,043	2,753,227
Texas Instruments, Inc.	21,009	3,471,107
Other Securities^*@	167,196	12,949,433
		28,660,895

Software — 7.7%
Adobe, Inc. *	9,085	3,057,375
Microsoft Corp.	120,417	28,878,405
Other Securities^*	127,455	12,521,471
		44,457,251

Specialty Retail — 2.8%
Home Depot, Inc. (The)	16,895	5,336,455
Lowe’s Cos., Inc.	11,397	2,270,738
Other Securities^	63,684	8,636,241
		16,243,434

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	23,472	2,746,459
Other Securities^	27,768	1,748,865
		4,495,324

Thrifts & Mortgage Finance — 0.0%
Other Securities^	15,769	176,849

Tobacco — 0.6%
Other Securities^	48,948	3,424,947

Trading Companies & Distributors — 0.5%
Other Securities^	25,105	2,665,471

Water Utilities — 0.1%
Other Securities^	8,143	785,426

Wireless Telecommunication Services — 0.2%
Other Securities^*	8,733	1,222,620

TOTAL COMMON STOCKS (Identified Cost $130,233,201)		547,836,721

MUTUAL FUNDS — 4.3%

Others — 4.3%
DFA U.S. Micro Cap Portfolio	1,095,830	25,083,544

TOTAL MUTUAL FUNDS (Identified Cost $14,459,379)		25,083,544

SHORT-TERM INVESTMENTS — 0.1%
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	336,711	336,711

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $336,711)		336,711

Total Investments — 99.6% (Identified Cost $145,029,291)		573,256,976
Cash and Other Assets, Less Liabilities — 0.4%		2,131,543

Net Assets — 100.0%		$575,388,519

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $1,538,138.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Portfolio Sectors as of December 31, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 2.2%
Raytheon Technologies Corp.	36,091	$3,642,304
Other Securities^	75,689	7,723,250
		11,365,554

Air Freight & Logistics — 0.6%
FedEx Corp.	16,968	2,938,857
Other Securities^*	6,449	275,308
		3,214,165

Airlines — 0.2%
Other Securities^*	29,020	966,572

Auto Components — 0.4%
Other Securities^	35,895	1,931,548

Automobiles — 1.0%
General Motors Co.	98,964	3,329,149
Other Securities^	150,516	1,750,501
		5,079,650

Beverages — 0.4%
Other Securities^	18,957	1,953,865

Biotechnology — 2.3%
Gilead Sciences, Inc.	44,490	3,819,467
Other Securities^*	27,436	8,153,063
		11,972,530

Building Products — 1.2%
Other Securities^	99,966	6,326,836

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	18,862	6,476,834
Morgan Stanley	58,923	5,009,633
Other Securities^@	75,129	3,581,540
		15,068,007

Chemicals — 3.5%
Linde plc	14,100	4,599,138
Other Securities^	175,826	13,569,690
		18,168,828

Commercial Banks — 9.4%
Bank of America Corp.	199,928	6,621,615
Citigroup, Inc.	79,030	3,574,527
JPMorgan Chase & Co.	138,592	18,585,187
Wells Fargo & Co.	126,013	5,203,077
Other Securities^	480,041	15,396,103
		49,380,509

Commercial Services & Supplies — 0.9%
Republic Services, Inc.	35,532	4,583,273

Communications Equipment — 0.2%
Other Securities^	23,520	816,850

Computers & Peripherals — 1.5%
HP, Inc.	176,918	4,753,787
Other Securities^	168,022	3,062,942
		7,816,729

Construction & Engineering — 0.6%
Other Securities^	25,349	2,952,365

Construction Materials — 0.5%
Other Securities^	12,730	2,902,739

Consumer Finance — 0.9%
Other Securities^	107,046	4,787,307

Containers & Packaging — 0.5%
Other Securities^	82,158	2,666,695

Distributors — 0.4%
Other Securities^	39,680	2,379,686

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B *	38,388	11,858,053
Other Securities^	2,277	145,250
		12,003,303

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	455,881	8,392,769
Verizon Communications, Inc.	192,903	7,600,378
Other Securities^	125,601	655,638
		16,648,785

Electric Utilities — 0.1%
Other Securities^	22,148	704,749

Electrical Equipment — 0.8%
Eaton Corp. PLC	19,988	3,137,116
Other Securities^	7,762	967,407
		4,104,523

Electronic Equipment, Instruments & Components — 1.2%
Other Securities^	143,977	6,308,715

Energy Equipment & Services — 0.6%
Other Securities^	72,735	3,316,103

Entertainment — 1.3%
Walt Disney Co. (The) *	41,483	3,604,043
Other Securities^*	140,093	3,207,177
		6,811,220
Food & Staples Retailing — 2.5%
Kroger Co. (The)	64,415	2,871,621
Walmart, Inc.	57,079	8,093,231
Other Securities^	53,893	1,982,968
		12,947,820
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products — 3.4%
General Mills, Inc.	38,095	$3,194,266
Mondelez International, Inc., Class A	51,728	3,447,671
Other Securities^	151,258	11,037,655
		17,679,592

Health Care Equipment & Supplies — 1.3%
Medtronic PLC	37,706	2,930,510
Other Securities^*	43,134	4,162,066
		7,092,576

Health Care Providers & Services — 6.0%
CIGNA Corp.	19,065	6,316,997
CVS Health Corp.	58,448	5,446,769
Elevance Health, Inc.	13,010	6,673,740
Humana, Inc.	7,918	4,055,520
Laboratory Corp. of America Holdings	13,769	3,242,324
Quest Diagnostics, Inc.	18,783	2,938,413
Other Securities^	26,178	2,792,198
		31,465,961

Hotels, Restaurants & Leisure — 0.4%
Other Securities^*@	74,924	2,121,754

Household Durables — 2.1%
DR Horton, Inc.	50,225	4,477,056
Other Securities^	94,303	6,319,025
		10,796,081

Independent Power Producers & Energy Traders — 0.1%
Other Securities^	25,467	590,834

Industrial Conglomerates — 0.2%
Other Securities^	11,962	1,002,296

Insurance — 4.6%
Hartford Financial Services Group, Inc. (The)	47,472	3,599,802
Travelers Companies, Inc. (The)	21,374	4,007,411
Other Securities^	204,727	16,544,758
		24,151,971

Interactive Media & Services — 1.1%
Meta Platforms, Inc., Class A *	46,973	5,652,731

Internet & Catalog Retail — 0.0%
Other Securities^	4,559	189,062

IT Services — 1.4%
Other Securities^	109,284	7,495,858

Life Sciences Tools & Services — 2.6%
Danaher Corp.	19,132	5,078,016
Thermo Fisher Scientific, Inc.	14,696	8,092,940
Other Securities^	2,104	343,229
		13,514,185

Machinery — 3.2%
Other Securities^	155,118	17,047,711

Media — 2.6%
Comcast Corp., Class A	285,775	9,993,552
Other Securities^	146,315	3,836,877
		13,830,429

Metals & Mining — 3.3%
Freeport-McMoRan, Inc.	106,539	4,048,482
Nucor Corp.	41,998	5,535,756
Steel Dynamics, Inc.	33,820	3,304,214
Other Securities^@	70,582	4,479,626
		17,368,078

Multiline Retail — 0.3%
Other Securities^	12,940	1,790,264

Oil, Gas & Consumable Fuels — 14.4%
Chevron Corp.	96,299	17,284,708
ConocoPhillips	102,632	12,110,576
EOG Resources, Inc.	23,992	3,107,444
Exxon Mobil Corp.	222,398	24,530,499
Marathon Petroleum Corp.	30,104	3,503,805
Other Securities^	265,237	15,042,605
		75,579,637

Personal Products — 0.0%
Other Securities^*	1,233	31,614

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	73,422	5,282,713
Pfizer, Inc.	340,714	17,458,185
Other Securities^	77,356	1,921,515
		24,662,413

Professional Services — 0.5%
Other Securities^	22,968	2,493,416

Real Estate Management & Development — 0.4%
Other Securities^*	23,853	2,227,422

Road & Rail — 1.0%
Norfolk Southern Corp.	16,359	4,031,185
Other Securities^@	20,030	1,111,685
		5,142,870

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	250,177	6,612,178
Micron Technology, Inc.	75,683	3,782,637
Other Securities^	50,731	4,191,014
		14,585,829

Software — 0.3%
Other Securities^*	12,398	1,405,648

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail — 0.2%
Other Securities^@	13,451	$1,301,414

Textiles, Apparel & Luxury Goods — 0.1%
Other Securities^	8,655	442,863

Trading Companies & Distributors — 0.4%
Other Securities^*	5,460	1,940,593

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	29,534	4,134,760

TOTAL COMMON STOCKS (Identified Cost $324,365,913)		522,916,788

SHORT-TERM INVESTMENTS — 0.0%

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	143,275	143,275
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $143,275)		143,275

Total Investments — 99.8% (Identified Cost $324,509,188)		523,060,063
Cash and Other Assets, Less Liabilities — 0.2%		1,248,012
Net Assets — 100.0%		$524,308,075

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $1,142,356.

Portfolio Sectors as of December 31, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.5%
Aerojet Rocketdyne Holdings, Inc. *	13,783	$770,883
Axon Enterprise, Inc. *	4,947	820,856
Other Securities^	57,758	2,775,797
		4,367,536

Air Freight & Logistics — 0.4%
Other Securities^*	25,296	1,265,401

Airlines — 0.2%
Other Securities^*	30,842	720,506

Auto Components — 1.5%
Other Securities^*	98,762	4,457,514

Automobiles — 0.2%
Other Securities^	15,188	748,475

Beverages — 0.7%
Molson Coors Beverage Co., Class B	12,855	662,290
Other Securities^*	19,608	1,359,737
		2,022,027

Biotechnology — 2.5%
Neurocrine Biosciences, Inc. *	7,426	886,961
United Therapeutics Corp. *	2,710	753,624
Other Securities^*§	304,408	5,861,655
		7,502,240

Building Products — 2.4%
Builders FirstSource, Inc. *	16,974	1,101,273
Other Securities^	103,455	6,023,652
		7,124,925

Capital Markets — 2.6%
Jefferies Financial Group, Inc.	21,621	741,168
Other Securities^@	177,339	6,994,709
		7,735,877

Chemicals — 2.4%
Other Securities^	173,313	7,260,915

Commercial Banks — 9.9%
First Horizon Corp.	34,954	856,373
Other Securities^	817,682	28,426,019
		29,282,392

Commercial Services & Supplies — 1.8%
Tetra Tech, Inc.	6,444	935,604
Other Securities^	117,647	4,478,076
		5,413,680

Communications Equipment — 1.4%
Ciena Corp. *	15,659	798,296
Other Securities^*	135,311	3,391,548
		4,189,844

Computers & Peripherals — 0.4%
Other Securities^	43,207	1,122,978

Construction & Engineering — 2.2%
AECOM	8,493	721,311
EMCOR Group, Inc.	5,995	887,920
Valmont Industries, Inc.	2,069	684,156
WillScot Mobile Mini Holdings Corp. *	18,811	849,693
Other Securities^*	75,097	3,446,410
		6,589,490

Construction Materials — 0.2%
Other Securities^	7,892	481,011

Consumer Finance — 1.0%
Other Securities^*@	92,903	2,915,822

Containers & Packaging — 1.5%
Other Securities^	94,775	4,337,806

Distributors — 0.0%
Other Securities^	2,960	42,984

Diversified Consumer Services — 0.9%
Other Securities^*	58,061	2,609,809

Diversified Financial Services — 0.3%
Other Securities^	20,261	841,876

Diversified Telecommunication Services — 0.3%
Other Securities^*	44,015	955,888

Electric Utilities — 1.2%
Other Securities^@	74,382	3,676,426

Electrical Equipment — 1.5%
Regal Rexnord Corp.	7,570	908,248
Other Securities^*	53,387	3,419,693
		4,327,941

Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc. *	7,096	742,029
Other Securities^¶	199,406	8,811,824
		9,553,853

Energy Equipment & Services — 1.2%
Other Securities^*	239,311	3,611,312

Entertainment — 0.3%
Other Securities^	44,711	783,147

Food & Staples Retailing — 1.2%
Other Securities^<>	80,423	3,429,253

Food Products — 1.7%
Darling Ingredients, Inc. *	13,438	841,084
Other Securities^*	89,711	4,323,792
		5,164,876

Gas Utilities — 1.0%
Other Securities^	54,173	2,861,927

Health Care — 0.0%
Other Securities^*¶§	237	481

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.6%
Other Securities^¶	185,486	$7,603,972

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc. *	8,805	724,828
Chemed Corp.	1,565	798,823
Henry Schein, Inc. *	10,880	868,986
Other Securities^¶	159,438	7,378,291
		9,770,928

Health Care Technology — 0.4%
Other Securities^	60,216	1,080,471

Hotels, Restaurants & Leisure — 3.3%
Aramark	20,945	865,866
Choice Hotels International, Inc.	6,024	678,543
Churchill Downs, Inc.	3,811	805,760
Marriott Vacations Worldwide Corp.	5,154	693,677
Planet Fitness, Inc. Class A *	8,887	700,296
Other Securities^*	152,448	6,131,542
		9,875,684

Household Durables — 2.0%
Tempur Sealy International, Inc.	19,486	668,954
Other Securities^*	155,066	5,377,971
		6,046,925

Household Products — 0.2%
Other Securities^@<>	13,894	724,807

Independent Power Producers & Energy Traders — 0.6%
Other Securities^	59,393	1,799,576

Insurance — 4.1%
Globe Life, Inc.	5,598	674,839
RLI Corp.	5,024	659,500
Other Securities^	222,114	10,846,129
		12,180,468

Interactive Media & Services — 0.3%
Other Securities^*@	39,978	1,012,738

Internet & Catalog Retail — 0.1%
Other Securities^*@	15,139	178,588

IT Services — 2.2%
ExlService Holdings, Inc. *	3,892	659,422
Other Securities^*	171,372	5,788,148
		6,447,570

Leisure Equipment & Products — 0.6%
Other Securities^*	51,608	1,655,460

Life Sciences Tools & Services — 0.8%
Bruker Corp.	10,230	699,220
Repligen Corp. *	4,248	719,229
Other Securities^*<>	44,003	1,106,215
		2,524,664

Machinery — 4.8%
AGCO Corp.	5,729	794,555
Toro Co. (The)	7,421	840,057
Other Securities^	224,263	12,643,273
		14,277,885

Marine — 0.2%
Other Securities^	15,823	686,751

Media — 1.2%
Nexstar Media Group, Inc. Class A	4,189	733,201
Other Securities^*@	118,444	2,856,176
		3,589,377

Metals & Mining — 1.9%
Alcoa Corp.	16,066	730,521
Other Securities^	203,908	4,800,430
		5,530,951

Multi-Utilities — 0.5%
Other Securities^	37,679	1,586,786

Multiline Retail — 0.4%
Other Securities^*	30,959	1,073,283

Oil, Gas & Consumable Fuels — 3.4%
Other Securities^	477,234	9,953,153

Paper & Forest Products — 0.4%
Other Securities^	35,260	1,097,928

Personal Products — 0.6%
Other Securities^*	80,202	1,835,361

Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC *	4,329	689,653
Other Securities^*¶	85,254	2,187,474
		2,877,127

Professional Services — 2.4%
CACI International, Inc., Class A *	2,530	760,493
KBR, Inc.	14,771	779,909
Other Securities^*	85,187	5,717,044
		7,257,446

Real Estate Investment Trusts (REITs) — 0.0%
Other Securities^*¶§	6,699	—

Real Estate Management & Development — 0.5%
Other Securities^*	73,380	1,629,838

Road & Rail — 1.2%
Saia, Inc. *	3,397	712,283
Other Securities^*	64,828	2,793,403
		3,505,686

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 3.4%
First Solar, Inc. *	8,994	$1,347,211
Lattice Semiconductor Corp. *	15,739	1,021,146
Wolfspeed, Inc. *@	10,030	692,471
Other Securities^*	166,950	6,895,393
		9,956,221

Software — 2.6%
Other Securities^*	218,045	7,728,366

Specialty Retail — 3.6%
Advance Auto Parts, Inc.	4,669	686,483
Dick’s Sporting Goods, Inc.	6,038	726,311
Five Below, Inc. *	5,505	973,669
Lithia Motors, Inc.	3,347	685,265
Murphy USA, Inc.	3,083	861,822
Other Securities^*	178,567	6,598,243
		10,531,793

Textiles, Apparel & Luxury Goods — 1.5%
Deckers Outdoor Corp. *	2,964	1,183,110
Tapestry, Inc.	18,072	688,182
Other Securities^	62,167	2,455,369
		4,326,661

Thrifts & Mortgage Finance — 1.1%
Other Securities^	160,010	3,359,091

Tobacco — 0.1%
Other Securities^	16,168	311,219

Trading Companies & Distributors — 2.1%
WESCO International, Inc. *	5,493	687,723
Other Securities^*	94,726	5,492,302
		6,180,025

Water Utilities — 0.6%
Other Securities^	27,271	1,642,221

Wireless Telecommunication Services — 0.1%
Other Securities^*	10,803	157,428

TOTAL COMMON STOCKS (Identified Cost $171,416,692)		295,394,660

PREFERRED STOCKS — 0.1%
Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	28,542

Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%, 5 year CMT + 10.325%	4,390	115,106

TOTAL PREFERRED STOCKS (Identified Cost $114,396)		143,648

SHORT-TERM INVESTMENTS — 0.4%
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	1,318,939	1,318,939
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,318,939)		1,318,939

Total Investments — 100.2% (Identified Cost $172,850,027)		296,857,247
Liabilities, Less Cash and Other Assets — (0.2%)		(645,900)
Net Assets — 100.0%		$296,211,347

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $7,252,904.
¶	Contingent value rights based on future performance.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Australia — 7.4%
ANZ Group Holdings Ltd.	367,220	$5,915,515
National Australia Bank Ltd.	258,849	5,297,696
Westpac Banking Corp.	340,274	5,409,625
Woodside Energy Group Ltd.	151,540	3,656,558
Other Securities^	4,147,933	19,774,137
		40,053,531

Austria — 0.1%
Other Securities^	7,953	254,547

Belgium — 0.7%
Other Securities^@	57,086	3,602,467

Bermuda — 0.0%
Other Securities^@	18,503	162,313

Canada — 8.6%
Bank of Montreal @	57,895	5,245,287
Bank of Montreal @	3,107	281,466
Bank of Nova Scotia (The) @	95,362	4,670,831
Bank of Nova Scotia (The) @	22,104	1,082,998
Canadian Imperial Bank of Commerce @	16,359	661,721
Canadian Imperial Bank of Commerce	77,080	3,117,926
Fairfax Financial Holdings Ltd.	4,452	2,637,235
Nutrien Ltd.	49,556	3,619,075
Suncor Energy, Inc. ¥	109,045	3,458,998
Suncor Energy, Inc.	41,675	1,322,348
Teck Resources Ltd., Class B	84,647	3,201,349
Other Securities^@	938,176	16,977,753
		46,276,987

China — 0.0%
Other Securities^	53,397	226,838

Denmark — 2.0%
DSV A/S	16,777	2,648,123
Other Securities^	173,109	7,915,512
		10,563,635

Finland — 1.2%
Other Securities^	674,051	6,312,621

France — 11.1%
AXA SA	96,903	2,702,679
BNP Paribas SA	92,085	5,248,977
Cie de Saint-Gobain	92,022	4,496,749
Cie Generale des Etablissements
Michelin SCA	119,912	3,335,428
Orange SA	322,578	3,204,761
Sanofi	32,364	3,112,419
TotalEnergies SE @	332,966	20,904,226
Other Securities^*±=	857,047	17,144,176
		60,149,415

Germany — 6.1%
BASF SE	75,282	3,738,365
Bayer AG	49,665	2,569,144
Bayerische Motoren Werke AG	47,883	4,273,753
Mercedes-Benz Group AG	135,985	8,937,696
Other Securities^	810,471	13,495,934
		33,014,892

Hong Kong — 2.2%
Other Securities^±	4,037,293	12,005,937

Ireland — 0.5%
Other Securities^*	131,044	2,687,356

Israel — 0.4%
Other Securities^*	323,900	2,317,067

Italy — 1.2%
Other Securities^	1,360,009	6,688,855

Japan — 20.5%
Honda Motor Co. Ltd.	185,900	4,294,794
Mitsubishi Corp.	105,400	3,439,715
Mitsubishi UFJ
Financial Group, Inc., ADR @	464,844	3,100,509
Sumitomo Mitsui Financial Group, Inc.	71,100	2,869,137
Takeda Pharmaceutical Co. Ltd.	141,973	4,447,204
Toyota Motor Corp.	533,350	7,365,871
Other Securities^	7,634,135	85,023,161
		110,540,391

Netherlands — 4.4%
ING Groep NV *	253,754	3,093,332
Koninklijke Ahold Delhaize NV	197,453	5,672,995
Stellantis NV	191,757	2,722,651
Stellantis NV @	56,317	799,702
Other Securities^@¢	657,998	11,655,991
		23,944,671

New Zealand — 0.3%
Other Securities^	279,251	1,577,002

Norway — 1.0%
Other Securities^	427,987	5,251,938

Portugal — 0.2%
Other Securities^	43,457	819,926

Singapore — 1.0%
Other Securities^	1,188,916	5,291,103

Spain — 2.2%
Banco Santander SA	1,686,570	5,059,600
Repsol SA	203,118	3,228,799
Other Securities^	771,179	3,742,809
		12,031,208

Sweden — 2.7%
Other Securities^	1,297,725	14,415,285

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland — 9.8%
Cie Financiere Richemont SA, Class A	42,798	$5,549,646
Holcim AG *	72,351	3,746,462
Novartis AG	122,351	11,060,747
Novartis AG, ADR @	32,730	2,969,266
UBS Group AG	343,153	6,385,062
Zurich Insurance Group AG	17,812	8,520,248
Other Securities^ µ	252,839	14,736,877
		52,968,308

United Kingdom — 14.6%
Anglo American PLC	74,919	2,931,406
Barclays PLC, ADR	330,258	2,576,012
BP PLC, ADR	101,824	3,556,712
British American Tobacco PLC	183,504	7,279,915
Glencore PLC *	1,128,556	7,536,768
HSBC Holdings PLC, ADR @	194,676	6,066,104
Lloyds Banking Group PLC	8,264,877	4,537,287
Shell PLC, ADR	437,830	24,934,418
Vodafone Group PLC	3,758,387	3,827,615
Other Securities^	4,840,369	15,791,352
		79,037,589

TOTAL COMMON STOCKS (Identified Cost $482,263,281)		530,193,882

PREFERRED STOCKS — 1.1%
Germany — 1.1%
Volkswagen AG, 22.881%	30,282	3,773,795
Other Securities^	29,184	1,927,625
		5,701,420

Italy — 0.0%
Other Securities^*	711,381	158,620
TOTAL PREFERRED STOCKS (Identified Cost $9,269,086)		5,860,040

SHORT-TERM INVESTMENTS — 7.5%
Collateral For Securities On Loan — 7.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	40,763,968	40,763,968
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $40,763,968)		40,763,968

Total Investments — 106.8% (Identified Cost $532,296,335)		576,817,890
Liabilities, Less Cash and Other Assets — (6.8%)		(36,679,017)
Net Assets — 100.0%		$540,138,873

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $71,828,075.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2022 amounted to $3,429,221 or 0.63% of the net assets of the Fund.
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2022
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.3%
Oil, Gas & Consumable Fuels	14.0%
Automobiles	7.5%
Insurance	7.1%
Metals & Mining	7.1%
Chemicals	5.0%
Pharmaceuticals	4.7%
Capital Markets	2.4%
Machinery	2.3%
Real Estate Management & Development	2.2%

Country Weightings as of December 31, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
DFA International Small Company Portfolio £	14,009,613	$244,047,455

TOTAL MUTUAL FUNDS (Identified Cost $153,473,348)		244,047,455

Total Investments — 100.0% (Identified Cost $153,473,348)		244,047,455
Liabilities, Less Cash and Other Assets — (0.0)%		(111,920)
Net Assets — 100.0%		$243,935,535

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.5%
Belgium — 0.0%
Other Securities^*	2,956	$38,161

Brazil — 3.0%
Petroleo Brasileiro SA	333,873	1,773,152
Other Securities^	1,625,549	3,763,639
		5,536,791

British Virgin Islands — 0.0%
Other Securities^±	10,000	17,629

Canada — 0.0%
Other Securities^	13,700	40,194

Cayman Islands — 0.1%
Other Securities^*	52,446	108,248

Chile — 0.6%
Other Securities^	12,765,215	1,124,418

China — 30.0%
Agricultural Bank of China Ltd., H Shares	2,017,000	692,537
Alibaba Group Holding Ltd. *	202,200	2,234,304
Baidu, Inc., ADR *	12,143	1,388,916
Bank of China Ltd., H Shares	5,655,902	2,057,891
China Construction Bank Corp., H Shares	7,203,810	4,513,081
China Merchants Bank Co. Ltd., H Shares	259,500	1,451,188
China Overseas Land & Investment Ltd.	325,000	857,734
China Petroleum & Chemical Corp., H Shares	1,946,400	940,103
China Resources Land Ltd.	338,000	1,548,085
China Shenhua Energy Co. Ltd., H Shares	293,000	846,479
Industrial & Commercial Bank of China Ltd., H Shares	4,364,000	2,247,568
PetroChina Co. Ltd., H Shares	2,014,000	921,149
Ping An Insurance Group Co. of China Ltd., Class H	364,500	2,411,959
Trip.com Group Ltd., ADR *	28,782	990,101
Xiaomi Corp., Class B *±	647,800	907,947
Other Securities^§	46,388,596	30,946,975
		54,956,017

Colombia — 0.1%
Other Securities^<>	82,068	167,383

Czech Republic — 0.1%
Other Securities^±	23,348	226,299

Greece — 0.4%
Other Securities^*	353,497	639,313

Hong Kong — 0.2%
Other Securities^§	1,343,880	414,493

Hungary — 0.2%
Other Securities^	61,375	365,826

India — 18.3%
Axis Bank Ltd.	133,355	1,506,994
Axis Bank Ltd., GDR	12,180	691,824
Hindalco Industries Ltd.	162,157	928,586
Housing Development Finance Corp. Ltd.	67,577	2,158,086
ICICI Bank Ltd., ADR	89,109	1,950,596
JSW Steel Ltd.	80,442	749,288
Larsen & Toubro Ltd., GDR	33,937	858,606
Mahindra & Mahindra Ltd.	65,830	995,447
Reliance Industries Ltd.	206,554	6,359,157
State Bank of India, GDR	8,728	647,618
Other Securities^<>	5,728,192	16,632,253
		33,478,455

Indonesia — 2.1%
Other Securities^§	30,149,892	3,776,576
		3,776,576

Korea — 12.3%
Hana Financial Group, Inc.	22,264	740,373
Hyundai Motor Co.	7,395	883,072
KB Financial Group, Inc., ADR @	28,731	1,110,740
Kia Corp.	20,750	973,092
LG Electronics, Inc.	10,656	728,940
POSCO Holdings, Inc., ADR	17,853	972,453
Samsung Electronics Co. Ltd., GDR	1,132	1,250,860
Shinhan Financial Group Co. Ltd.	23,813	662,885
SK Hynix, Inc.	42,579	2,525,445
Other Securities^	771,797	12,596,220
		22,444,080

Malaysia — 1.9%
CIMB Group Holdings Bhd	502,873	662,126
Other Securities^	4,777,317	2,849,587
		3,511,713

Mexico — 2.5%
Grupo Financiero Banorte SAB de CV, Class O	107,375	772,754
Other Securities^	2,214,729	3,698,361
		4,471,115

Philippines — 0.8%
Other Securities^	5,135,018	1,443,437

Poland — 0.8%
Other Securities^*	274,800	1,532,862

Russia — 0.0%
Other Securities^*§	332,081	—
Singapore — 0.0%
Other Securities^	44,000	22,887

South Africa — 3.6%
Absa Group Ltd.	55,331	631,424
Impala Platinum Holdings Ltd.	65,423	820,673
Standard Bank Group Ltd.	66,138	653,118
Other Securities^*	1,539,431	4,530,013
		6,635,228

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 16.6%
ASE Technology Holding Co. Ltd.	233,000	$711,838
Cathay Financial Holding Co. Ltd.	689,170	896,904
China Steel Corp.	913,800	885,987
CTBC Financial Holding Co. Ltd.	1,475,280	1,060,783
Fubon Financial Holding Co. Ltd.	620,731	1,137,029
Hon Hai Precision Industry Co. Ltd.	703,068	2,285,191
Nan Ya Plastics Corp.	346,000	799,271
United Microelectronics Corp. *	614,513	813,739
Other Securities^*	22,647,702	21,850,122
		30,440,864

Tanzania, United Republic Of — 0.1%
Other Securities^	4,067	78,804

Thailand — 2.5%
PTT PCL	883,900	848,554
Other Securities^	13,295,113	3,729,998
		4,578,552

Turkey — 1.0%
Other Securities^	1,401,387	1,879,818

United Arab Emirates — 1.3%
Other Securities^*	2,515,997	2,318,440

TOTAL COMMON STOCKS (Identified Cost $183,351,963)		180,247,603

PREFERRED STOCKS — 1.4%
Brazil — 1.4%
Petroleo Brasileiro SA, 42.902%	436,245	2,024,339
Other Securities^	203,932	423,789
		2,448,128

Colombia — 0.0%
Other Securities^	12,517	16,395

Philippines — 0.0%
Other Securities^	12,909	8,918
TOTAL PREFERRED STOCKS (Identified Cost $2,373,707)		2,473,441

RIGHTS AND WARRANTS — 0.0%
Indonesia — 0.0%
Other Securities^*	131,919	1,212
Korea — 0.0%
Other Securities^*<>	249	5,924

Malaysia — 0.0%
Other Securities^*	11,862	1,239

Thailand — 0.0%
Other Securities^*	74,800	561

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		8,936

SHORT-TERM INVESTMENTS — 2.4%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 3.860%	763,204	763,204

Collateral For Securities On Loan — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	3,643,880	3,643,880

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,407,084)		4,407,084

Total Investments — 102.3% (Identified Cost $190,132,754)		187,137,064
Liabilities, Less Cash and Other Assets — (2.3%)		(4,176,252)
Net Assets — 100.0%		$182,960,812

†	See Note 1
*	Non-income producing security
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $5,126,054.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2022 amounted to $4,279,150 or 2.34% of the net assets of the Fund.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2022
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	21.6%
Oil, Gas & Consumable Fuels	10.6%
Metals & Mining	7.0%
Insurance	4.4%
Real Estate Management & Development	4.4%
Electronic Equipment, Instruments & Components	4.2%
Chemicals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Computers & Peripherals	3.4%
Automobiles	3.1%

Country Weightings as of December 31, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust.	9,876	$141,721
Agree Realty Corp.	9,186	651,563
Alexander’s, Inc.	303	66,678
Alexandria Real Estate Equities, Inc.	16,966	2,471,437
American Assets Trust, Inc.	6,032	159,848
American Homes 4 Rent., Class A	35,207	1,061,139
American Tower Corp.	51,282	10,864,604
Americold Realty Trust, Inc.	28,809	815,583
Apartment Income REIT Corp.	16,970	582,241
Apartment Investment and Management Co., Class A	2,272	16,177
Apple Hospitality REIT, Inc.	24,154	381,150
AvalonBay Communities, Inc.	15,280	2,468,026
Bluerock Homes Trust, Inc. *.	412	8,780
Boston Properties, Inc.	16,596	1,121,558
Braemar Hotels & Resorts, Inc.	5,308	21,816
Brandywine Realty Trust	21,014	129,236
Brixmor Property Group, Inc.	32,966	747,339
Broadstone Net Lease, Inc.	15,012	243,345
BRT Apartments Corp.	400	7,856
Camden Property Trust	11,255	1,259,209
CareTrust REIT, Inc.	10,972	203,860
Centerspace	1,825	107,073
Chatham Lodging Trust	5,496	67,436
City Office REIT, Inc.	5,176	43,375
Clipper Realty, Inc.	1,167	7,469
Community Healthcare Trust, Inc.	2,728	97,662
Corporate Office Properties Trust	12,496	324,146
Cousins Properties, Inc.	17,110	432,712
Crown Castle, Inc.	43,891	5,953,375
CTO Realty Growth, Inc.	2,292	41,898
CubeSmart	24,636	991,599
DiamondRock Hospitality Co.	25,390	207,944
Digital Realty Trust, Inc.	31,819	3,190,491
Douglas Emmett, Inc.	20,310	318,461
Easterly Government Properties, Inc.	9,677	138,091
EastGroup Properties, Inc.	4,697	695,438
Elme Communities	10,445	185,921
EPR Properties	8,542	322,204
Equinix, Inc.	10,156	6,652,485
Equity Commonwealth	11,816	295,046
Equity LifeStyle Properties, Inc.	19,792	1,278,563
Equity Residential	39,592	2,335,928
Esc War Ind *§	9,141	—
Essential Properties Realty Trust, Inc.	16,250	381,387
Essex Property Trust, Inc.	7,189	1,523,493
Extra Space Storage, Inc.	14,824	2,181,796
Federal Realty OP LP	8,228	831,357
First Industrial Realty Trust, Inc.	14,902	719,171
Four Corners Property Trust, Inc.	9,280	240,630
Gaming and Leisure Properties, Inc.	28,508	1,484,982
Getty Realty Corp.	3,812	129,036
Gladstone Commercial Corp.	3,518	65,083
Global Medical REIT, Inc.	5,127	48,604
Global Net Lease, Inc.	7,330	92,138
Global Self Storage, Inc.	2,195	10,712
Healthcare Realty Trust, Inc., Class A	42,457	818,146
Healthpeak Properties, Inc.	59,836	1,500,088
Highwoods Properties, Inc.	11,797	330,080
Host Hotels & Resorts, Inc.	79,197	1,271,112
Hudson Pacific Properties, Inc.	10,420	101,387
Independence Realty Trust, Inc.	24,425	411,805
InvenTrust Properties Corp.	6,885	162,968
Invitation Homes, Inc.	66,487	1,970,675
Iron Mountain, Inc.	32,203	1,605,320
JBG SMITH Properties	11,344	215,309
Kilroy Realty Corp.	11,902	460,250
Kimco Realty Corp.	67,962	1,439,435
Kite Realty Group Trust	25,026	526,797
Lamar Advertising Co., Class A	9,671	912,942
Life Storage, Inc.	9,348	920,778
LTC Properties, Inc.	3,972	141,125
LXP Industrial Trust	29,881	299,408
Macerich Co. (The)	23,874	268,821
Medical Properties Trust, Inc.@	67,245	749,109
Mid-America Apartment Communities, Inc.	12,796	2,008,844
National Health Investors, Inc.	5,063	264,390
National Retail Properties, Inc.	19,799	906,002
National Storage Affiliates Trust	9,562	345,379
Necessity Retail REIT, Inc.	17,263	102,370
NETSTREIT Corp.	6,691	122,646
NexPoint Residential Trust, Inc.	2,547	110,845
Omega Healthcare Investors, Inc.	26,209	732,542
One Liberty Properties, Inc.	1,802	40,040
Orion Office REIT, Inc.	6,753	57,671
Outfront Media, Inc.	16,965	281,280
Paramount Group, Inc.	17,848	106,017
Park Hotels & Resorts, Inc.	20,486	241,530
Pebblebrook Hotel Trust	15,554	208,268
Physicians Realty Trust	25,667	371,401
Piedmont Office Realty Trust, Inc., Class A	7,179	65,831
Plymouth Industrial REIT, Inc.	4,574	87,729
Prologis, Inc.	101,668	11,461,034
Public Storage	17,490	4,900,523
Realty Income Corp.	69,205	4,389,673
Regency Centers Corp.	17,214	1,075,875
Retail Opportunity Investments Corp.	13,420	201,703
Rexford Industrial Realty, Inc.	18,199	994,393
RLJ Lodging Trust	16,642	176,239
RPT Realty	8,058	80,902
Ryman Hospitality Properties, Inc.	6,010	491,498
Sabra Health Care REIT, Inc.	25,586	318,034
Saul Centers, Inc.	1,636	66,552
SBA Communications Corp.	11,943	3,347,742
Service Properties Trust	17,100	124,659
Simon Property Group, Inc.	36,252	4,258,885
SITE Centers Corp.	20,691	282,639
SL Green Realty Corp.@	7,066	238,266
Sotherly Hotels, Inc. *	3,111	5,631
Spirit Realty Capital, Inc.	14,821	591,803
STAG Industrial, Inc.	20,335	657,024

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
STORE Capital Corp.	5,861	$187,904
Summit Hotel Properties, Inc.	10,209	73,709
Sun Communities, Inc.	13,657	1,952,951
Sunstone Hotel Investors, Inc.	25,032	241,809
Tanger Factory Outlet Centers, Inc.	11,559	207,368
Terreno Realty Corp.	8,376	476,343
UDR, Inc.	36,146	1,399,935
UMH Properties, Inc.	5,369	86,441
Uniti Group, Inc.	6,604	36,520
Universal Health Realty Income Trust	1,452	69,304
Urban Edge Properties	13,009	183,297
Urstadt Biddle Properties, Inc.	1,000	18,210
Urstadt Biddle Properties, Inc., Class A	2,206	41,804
Ventas, Inc.	44,395	1,999,995
Veris Residential, Inc.*	8,319	132,522
VICI Properties, Inc.	106,623	3,454,585
Vornado Realty Trust	18,129	377,264
Welltower, Inc.	52,290	3,427,609
Whitestone REIT	6,078	58,592
WP Carey, Inc.	21,294	1,664,126
Xenia Hotels & Resorts, Inc.	13,264	174,820
		124,905,395
TOTAL COMMON STOCKS (Identified Cost $71,366,656)		124,905,395

SHORT-TERM INVESTMENTS — 0.6%
Collateral For Securities On Loan — 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio 4.280%	780,781	780,781

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $780,781)		780,781

Total Investments — 99.8% (Identified Cost $72,147,437)		125,686,176
Cash and Other Assets, Less Liabilities — 0.2%		246,648
Net Assets — 100.0%		$125,932,824

†	See Note 1
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $988,013.

Key to abbreviations:

REIT — Real Estate Investment Trust

Portfolio Sectors as of December 31, 2022
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2022 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	168,310	$1,492,909
SA Global Fixed Income Fund €	560,185	4,683,144
SA International Value Fund €	402,271	4,493,360
SA Real Estate Securities Fund €	65,004	670,844
SA U.S. Core Market Fund €	158,215	3,749,698
SA U.S. Fixed Income Fund €	213,635	2,006,033
SA U.S. Small Company Fund €	64,105	1,501,985
SA U.S. Value Fund €	207,065	3,768,582
		22,366,555
TOTAL MUTUAL FUNDS (Identified Cost $22,513,485)		22,366,555

Total Investments — 100.0% (Identified Cost $22,513,485)		22,366,555
Cash and Other Assets, Less Liabilities — 0.0%		3,989
Net Assets — 100.0%		$22,370,544

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2022 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$425,507,636	$718,384,575	$573,256,976
Cash	—	—	2,382,536
Foreign currency, at value	—	557,087	—
Receivable for investments sold	—	—	—
Dividends and interest receivable	1,401,279	3,886,246	411,184
Receivable for fund shares sold	187,706	666,117	321,204
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	819,960	—
Receivable from the Adviser (Note 2)	4,344	—	1,236
Receivable for tax reclaims	—	—	—
Prepaid expenses	31,022	43,787	39,704
Other assets	—	—	648
Total Assets	427,131,987	724,357,772	576,413,488

LIABILITIES
Payable for investments purchased	—	2,058,508	—
Payable for fund shares redeemed	922,575	757,186	271,227
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	8,330,098	336,711
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	20,173,755	—
Advisory fee payable (Note 2)	55,018	149,448	202,151
Sub-Advisory fee payable (Note 2)	11,004	17,934	15,161
Sub-Administration fee payable (Note 2)	82,267	133,408	113,045
Custody and accounting fees payable	15,091	20,674	6,243
Trustees’ fees payable (Note 2)	150	150	150
Shareholder servicing fee payable (Note 2)	55,018	89,669	75,807
Transfer agent fee payable	(2,539)	(5,922)	(7,089)
Professional fees payable	10,672	11,429	9,050
Accrued foreign capital gains tax	—	—	—
Accrued expenses and other liabilities	5,076	695	2,513
Total Liabilities	1,154,332	31,737,032	1,024,969
NET ASSETS	$425,977,655	$692,620,740	$575,388,519
NET ASSETS CONSIST OF:
Paid-in capital	$465,570,956	$787,241,573	$135,282,362
Total distributable earnings (loss)(2)	(39,593,301)	(94,620,833)	440,106,157
NET ASSETS	$425,977,655	$692,620,740	$575,388,519
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	45,347,141	82,849,748	24,279,084
Net asset value per share	$9.39	$8.36	$23.70

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$523,060,063	$296,857,247	$576,817,890	$244,047,455	$187,137,064	$125,686,176
1,013,353	648,288	—	—	—	503,438
—	—	600,174	—	266,416	—
—	4,946	759,512	108,000	13,226	—
609,435	232,078	1,244,542	—	273,753	573,388
533,150	316,982	267,724	158,044	151,728	121,781

—	—	—	—	—	—
—	—	—	—	44,263	5,291
—	—	2,389,781	—	4,944	—
38,296	36,305	47,151	34,461	29,062	28,096
—	—	—	—	—	—
525,254,297	298,095,846	582,126,774	244,347,960	187,920,456	126,918,170

—	—	—	—	—	—
392,156	290,663	485,568	155,194	69,635	96,459
—	—	234,926	107,657	—	—
143,275	1,318,939	40,763,968	—	3,643,880	780,781

—	—	—	—	—	—
182,136	103,438	208,564	51,902	70,775	38,571
45,534	51,719	92,627	—	56,620	11,020
100,449	55,626	102,845	45,996	35,291	27,582
7,955	16,780	23,648	751	80,901	3,241
150	150	150	150	150	150
68,301	38,789	69,471	31,140	23,592	16,531
(6,801)	(6,549)	(6,710)	(6,512)	(6,195)	(5,906)
9,050	8,852	10,421	9,050	15,433	10,310
—	—	—	—	967,779	—
4,017	6,092	2,423	17,097	1,783	6,607
946,222	1,884,499	41,987,901	412,425	4,959,644	985,346
$524,308,075	$296,211,347	$540,138,873	$243,935,535	$182,960,812	$125,932,824

$316,213,538	$167,122,352	$513,511,096	$175,857,959	$199,975,885	$73,165,672
208,094,537	129,088,995	26,627,777	68,077,576	(17,015,073)	52,767,152
$524,308,075	$296,211,347	$540,138,873	$243,935,535	$182,960,812	$125,932,824

28,811,219	12,643,260	48,366,054	13,414,772	20,637,294	12,204,452
$18.20	$23.43	$11.17	$18.18	$8.87	$10.32
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2022 (Unaudited) (Continued)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
Identified cost of unaffiliated investments	$437,406,796	$738,655,358	$145,029,291
Cost of foreign currency	$—	$567,666	$—
(1) Including securities on loan, at value (see Note 1)	$—	$8,169,478	$1,538,138
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund
$324,509,188	$172,850,027	$532,296,335	$153,473,348	$190,132,754	$72,147,437
$—	$—	$591,106	$—	$265,343	$—
$1,142,356	$7,252,904	$71,828,075	$—	$5,126,054	$988,013
$—	$—	$—	$—	$967,779	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2022 (Unaudited) (Continued)

SA Worldwide Moderate Growth Fund
ASSETS
Investments in affiliated securities, at value	$22,366,555
Receivable for fund shares sold	18,900
Receivable from the Adviser (Note 2)	10,401
Prepaid expenses	22,941
Total Assets	22,418,797

LIABILITIES
Payable for investments purchased	17,715
Payable for fund shares redeemed	1,185
Sub-Administration fee payable (Note 2)	4,333
Custody and accounting fees payable	9,322
Trustees’ fees payable (Note 2)	150
Transfer agent fee payable	261
Professional fees payable	8,909
Accrued expenses and other liabilities	6,378
Total Liabilities	48,253
NET ASSETS	$22,370,544
NET ASSETS CONSIST OF:
Paid-in capital	$22,027,562
Total distributable earnings (loss)	342,982
NET ASSETS	$22,370,544
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	2,217,087
Net asset value per share	$10.09
Identified cost of affiliated investments	$22,513,485

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2022 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$4,876,448
Interest(1)	5,918,616	8,157,037	27,329
Other income	—	—	1,139
Taxes withheld	—	—	(341)
Total Income	5,918,616	8,157,037	4,904,575
Expenses:
Advisory and Administration fees (Note 2)	337,459	914,043	1,211,722
Shareholder Servicing fees (Note 2)	225,531	363,852	311,834
Administration fees (Note 2)	145,136	235,469	193,578
Sub-Advisory fees (Note 2)	67,492	109,685	87,094
Sub-Administration fees (Note 2)	33,588	55,341	44,089
Trustees’ fees and expenses (Note 2)	18,440	18,440	18,440
Custody and accounting fees	36,590	74,719	67,983
Transfer agent fees	32,595	28,465	32,581
Professional fees*	28,759	29,514	28,635
Registration fees	20,463	24,264	23,405
Shareholders report printing expenses	13,916	22,968	18,466
Other expenses**	16,127	17,424	20,877
Total expenses before waivers and reimbursements:	976,096	1,894,184	2,058,704
Less: Fee waiver by the Adviser (Note 2)	(12,485)	—	(5,684)
Net expenses	963,611	1,894,184	2,053,020
Net investment income	4,955,005	6,262,853	2,851,555
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2) ^	(2,022,639)	(28,966,762)	12,622,792
Forward foreign currency exchange contracts	—	19,073,228	—
Foreign currency transactions	—	31,814	—
Capital gain distributions from underlying funds	—	—	979,678
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	(4,458,340)	24,216,293	(2,331,572)
Forward foreign currency exchange contracts	—	(26,199,779)	—
Foreign currency transactions	—	80,656	—
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translation	(6,480,979)	(11,764,550)	11,270,898

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$6,711,267	$2,395,088	$9,383,701	$4,117,208	$5,321,901	$2,871,895
15,883	15,805	98,691	—	34,576	6,589
—	13,236	154	—	84	—
—	(1,860)	(717,823)	—	(587,650)	—
6,727,150	2,422,269	8,764,723	4,117,208	4,768,911	2,878,484

1,068,820	614,986	1,182,286	296,791	409,237	239,173
271,293	156,371	264,651	119,988	89,190	67,625
167,953	97,467	164,514	74,777	57,966	44,629
267,205	307,493	525,461	—	327,390	68,335
40,452	21,326	40,828	17,508	14,077	10,854
18,440	18,440	18,440	18,440	18,440	18,440
49,717	50,561	101,692	17,809	168,307	26,863
31,168	30,804	31,274	30,135	27,301	27,709
28,635	28,802	28,507	28,635	46,449	29,896
22,674	20,130	21,731	18,784	18,997	17,442
16,866	9,198	17,215	7,542	5,821	4,404
25,548	18,605	42,203	12,734	58,061	14,579
2,008,771	1,374,183	2,438,802	643,143	1,241,236	569,949
—	(1,459)	(3,531)	(2,405)	(284,701)	(46,829)
2,008,771	1,372,724	2,435,271	640,738	956,535	523,120
4,718,379	1,049,545	6,329,452	3,476,470	3,812,376	2,355,364

17,987,666	5,041,349	1,828,809	(484,837)	(597,263)	(16,951)
—	—	—	—	—	—
—	—	19,799	—	(119,935)	—
—	—	—	2,901,400	—	—

14,846,647	13,481,127	28,312,440	5,942,279	(3,381,361)	(12,396,154)
—	—	—	—	—	—
—	—	77,161	—	32,498	—

32,834,313	18,522,476	30,238,209	8,358,842	(4,066,061)	(12,413,105)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2022 (Unaudited) (Continued)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
Net increase (decrease) in net assets resulting from operations	$(1,525,974)	$(5,501,697)	$14,122,453
(1) Interest income includes security lending income of:	$—	$11,008	$4,378
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance, redemption liquidity and printing services.
^
For the six months ended December 31, 2022, the SA U.S. Core Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA Real Estate Securities Fund had redemptions-in-kind of securities in the amount of $10,594,349, $12,247,889, $5,331,136, $6,034,134 and $1,684,868, respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $10,006,043, $6,946,460, $3,092,782, $2,913,679 and $564,330, respectively, which will not be realized by the Fund for tax purposes.

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund
$37,552,692	$19,572,021	$36,567,661	$11,835,312	$(253,685)	$(10,057,741)
$1,330	$9,155	$93,253	$—	$29,573	$465
$—	$—	$—	$—	$44,457	$—
$—	$—	$—	$—	$487,997	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2022 (Unaudited) (Continued)

SA Worldwide Moderate Growth Fund
INVESTMENT INCOME
Income:
Affiliated dividends	$532,549
Total Income	532,549
Expenses:
Sub-Administration fees (Note 2)	1,742
Trustees’ fees and expenses (Note 2)	18,440
Custody and accounting fees	8,780
Transfer agent fees	1,737
Professional fees*	26,994
Registration fees	11,204
Shareholders report printing expenses	1,115
Insurance expenses	4,154
Miscellaneous expenses	8,523
Total expenses before waivers and reimbursements:	82,689
Less: Fee waiver by the Adviser (Note 2)	(82,689)
Net investment income	532,549
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on:
Investments in affiliates	670,235
Capital gain distributions from underlying funds	450,834
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments in affiliates	(898,096)
Net realized and unrealized gain on investments and foreign currency transactions and translation	222,973
Net increase in net assets resulting from operations	$755,522

*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,955,005		$1,518,885
Net realized gain (loss) on investments and foreign currency transactions	(2,022,639)		(22,778,233)
Net increase (decrease) in unrealized appreciation (depreciation)	(4,458,340)		(6,788,887)
Net increase (decrease) in net assets from operations	(1,525,974)		(28,048,235)

Distributions to shareholders:
Investor Class	(2,753,801)		(56,146)
Select Class(a)	(2,529,260)		(1,018,043)
Total distributions to shareholders	(5,283,061)		(1,074,189)

Capital share transactions
Proceeds from sale of shares
Investor Class	398,639,005	(b)	7,329,042
Select Class(a)	9,346,480		63,433,581
	407,985,485		70,762,623
Value of distributions reinvested
Investor Class	2,723,049		55,475
Select Class(a)	2,503,640		1,007,504
	5,226,689		1,062,979
Cost of shares redeemed
Investor Class	(28,163,199)		(12,383,679)
Select Class(a)	(414,094,652	)(b)	(118,709,833)
	(442,257,851)		(131,093,512)
Tax-free interclass conversion
Investor Class	(47,203)		(7,640,160)
Select Class(a)	47,203		7,640,160
	—		—
Total capital share transactions	(29,045,677)		(59,267,910)
Total increase (decrease) in net assets	(35,854,712)		(88,390,334)

NET ASSETS
Beginning of year	$461,832,367		$550,222,701
End of year	$425,977,655		$461,832,367

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	42,529,299	(b)	734,005
Select Class(a)	984,016		6,369,809

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022

$6,262,853		$4,501,295	$2,851,555		$4,673,402
(9,861,720)		(18,128,681)	13,602,470		37,986,631
(1,902,830)		(46,976,847)	(2,331,572)		(122,191,294)
(5,501,697)		(60,604,233)	14,122,453		(79,531,261)

(18,787,117)		(205,761)	(31,997,503)		(7,761,606)
(3,999,164)		(3,320,824)	—		(48,734,730)
(22,786,281)		(3,526,585)	(31,997,503)		(56,496,336)

657,771,823	(c)	24,022,227	538,107,857	(d)	10,359,708
19,545,558		195,368,079	16,838,788		118,551,161
677,317,381		219,390,306	554,946,645		128,910,869

18,613,725		203,470	31,305,591		7,492,066
3,964,077		3,290,379	—		47,960,700
22,577,802		3,493,849	31,305,591		55,452,766

(49,042,221)		(12,263,989)	(43,062,869)		(16,882,446)
(678,883,998	)(C)	(134,188,050)	(534,028,957	)(d)	(124,009,602)
(727,926,219)		(146,452,039)	(577,091,826)		(140,892,048)

(63,682)		(12,596,442)	(82,452)		(11,224,342)
63,682		12,596,442	82,452		11,224,342
—		—	—		—
(28,031,036)		76,432,116	9,160,410		43,471,587
(56,319,014)		12,301,298	(8,714,640)		(92,556,010)

$748,939,754		$736,638,456	$584,103,159		$676,659,169
$692,620,740		$748,939,754	$575,388,519		$584,103,159

77,118,029	(c)	2,577,623	21,510,359	(d)	344,182
2,263,738		21,073,279	663,858		4,005,720

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
Shares issued for distributions reinvested
Investor Class	289,455		5,797
Select Class(a)	264,097		104,240
Shares redeemed
Investor Class		(2,993,273)	(1,244,974)
Select Class(a)	(44,079,131	)(b)	(11,941,746)
Tax-free interclass conversion
Investor Class		(5,011)	(767,215)
Select Class(a)	5,000		766,048
Net increase (decrease) in fund shares		(3,005,548)	(5,974,036)

(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $388,870,466 representing 41,420,313 shares into Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $636,280,968 representing 74,708,925 shares into Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $510,617,519 representing 20,507,057 shares into Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022

2,222,202		23,334	1,327,070		248,246
460,939		378,205	—		1,599,223

(5,748,675)		(1,343,234)	(1,717,644)		(568,365)
(79,652,877	)(c)	(14,718,276)	(21,433,395	)(d)	(4,183,330)

(7,400)		(1,357,999)	(3,250)		(372,787)
7,412		1,359,516	3,265		374,579
(3,336,632)		7,992,448	350,263		1,447,468

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,718,379		$8,684,569
Net realized gain (loss) on investments and foreign currency transactions	17,987,666		38,687,383
Net increase (decrease) in unrealized appreciation (depreciation)	14,846,647		(88,891,972)
Net increase (decrease) in net assets from operations	37,552,692		(41,520,020)

Distributions to shareholders:
Investor Class		(37,682,984)	(3,097,342)
Select Class(a)	—		(23,772,127)
Total distributions to shareholders		(37,682,984)	(26,869,469)

Capital share transactions
Proceeds from sale of shares
Investor Class	496,686,787	(b)	6,195,059
Select Class(a)	13,362,520		67,410,410
	510,049,307		73,605,469
Value of distributions reinvested
Investor Class	37,067,906		3,028,641
Select Class(a)	—		23,502,957
	37,067,906		26,531,598
Cost of shares redeemed
Investor Class		(47,551,069)	(12,430,535)
Select Class(a)	(491,721,644	)(b)	(109,924,641)
		(539,272,713)	(122,355,176)
Tax-free interclass conversion
Investor Class		(103,118)	(9,903,669)
Select Class(a)	103,118		9,903,669
	—		—
Total capital share transactions	7,844,500		(22,218,109)
Total increase (decrease) in net assets	7,714,208		(90,607,598)

NET ASSETS
Beginning of year	$516,593,867		$607,201,465
End of year	$524,308,075		$516,593,867

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022

$1,049,545		$1,794,068	$6,329,452		$22,281,128
5,041,349		44,369,692	1,848,608		31,104,267
13,481,127		(97,596,716)	28,389,601		(100,244,262)
19,572,021		(51,432,956)	36,567,661		(46,858,867)

(9,248,061)		(9,826,552)	(21,242,831)		(2,102,149)
—		(68,069,736)	—		(17,859,233)
(9,248,061)		(77,896,288)	(21,242,831)		(19,961,382)

277,853,409	(c)	3,320,503	471,726,310	(d)	5,029,522
7,168,836		39,784,901	15,295,136		61,305,963
285,022,245		43,105,404	487,021,446		66,335,485

9,099,972		9,578,225	20,986,104		2,061,319
—		67,289,785	—		17,683,774
9,099,972		76,868,010	20,986,104		19,745,093

(21,564,932)		(15,181,548)	(38,354,494)		(13,473,045)
(278,607,332	)(c)	(115,328,413)	(471,759,098	)(d)	(129,317,851)
(300,172,264)		(130,509,961)	(510,113,592)		(142,790,896)

(14,643)		(6,172,452)	(77,915)		(10,125,688)
14,643		6,172,452	77,915		10,125,688
—		—	—		—
(6,050,047)		(10,536,547)	(2,106,042)		(56,710,318)
4,273,913		(139,865,791)	13,218,788		(123,530,567)

$291,937,434		$431,803,225	$526,920,085		$650,450,652
$296,211,347		$291,937,434	$540,138,873		$526,920,085

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	25,954,121	(b)	298,775
Select Class(a)	717,407		3,279,221
Shares issued for distributions reinvested
Investor Class	2,067,368		148,390
Select Class(a)	—		1,158,352
Shares redeemed
Investor Class	(2,464,083)		(602,545)
Select Class(a)	(25,832,120	)(b)	(5,338,058)
Tax-free interclass conversion
Investor Class	(5,660)		(477,749)
Select Class(a)	5,683		479,735
Net increase (decrease) in fund shares	442,716		(1,053,879)

(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $469,351,404 representing 24,627,398 shares into Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $265,166,445 representing 11,100,822 shares into Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $452,121,916 representing 43,049,800 shares into Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022

11,597,653	(c)	110,551	44,657,532	(d)	412,840
301,658		1,382,409	1,447,657		5,049,471

392,918		350,594	1,900,915		175,282
—		2,472,981	—		1,511,434

(887,429)		(489,110)	(3,417,151)		(1,102,481)
(11,667,416	)(c)	(3,737,136)	(44,917,844	)(d)	(10,617,507)

(561)		(198,289)	(7,590)		(825,371)
563		198,678	7,620		828,395
(262,614)		90,678	(328,861)		(4,567,937)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,476,470		$6,455,492
Net realized gain (loss) on investments and foreign currency transactions	2,416,563		21,978,183
Net increase (decrease) in unrealized appreciation (depreciation)	5,942,279		(88,709,234)
Net increase (decrease) in net assets from operations	11,835,312		(60,275,559)

Distributions to shareholders:
Investor Class	(13,986,010)		(2,017,354)
Select Class(a)	—		(15,545,446)
Total distributions to shareholders	(13,986,010)		(17,562,800)

Capital share transactions
Proceeds from sale of shares
Investor Class(a)	207,657,890	(b)	2,585,459
Select Class(a)	8,677,472		30,708,162
	216,335,362		33,293,621
Value of distributions reinvested
Investor Class	13,809,504		1,968,082
Select Class(a)	—		15,389,047
	13,809,504		17,357,129
Cost of shares redeemed
Investor Class	(11,642,622)		(6,938,558)
Select Class(a)	(209,704,012	)(b)	(63,100,951)
	(221,346,634)		(70,039,509)
Tax-free interclass conversion
Investor Class	(50,325)		(5,254,108)
Select Class(a)	50,325		5,254,108
	—		—
Total capital share transactions	8,798,232		(19,388,759)
Total increase (decrease) in net assets	6,647,534		(97,227,118)

NET ASSETS
Beginning of year	$237,288,001		$334,515,119
End of year	$243,935,535		$237,288,001

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022

$3,812,376		$6,852,856	$2,355,364		$2,112,730
(717,198)		6,857,148	(16,951)		18,435,584
(3,348,863)		(46,844,981)	(12,396,154)		(28,655,541)
(253,685)		(33,134,977)	(10,057,741)		(8,107,227)

(6,277,522)		(597,981)	(9,006,101)		(1,660,952)
—		(5,768,774)	—		(13,171,496)
(6,277,522)		(6,366,755)	(9,006,101)		(14,832,448)

157,481,119	(c)	3,118,419	116,740,618	(d)	1,386,664
6,640,752		32,936,267	3,286,284		14,794,291
164,121,871		36,054,686	120,026,902		16,180,955

6,211,004		588,176	8,870,430		1,632,976
—		5,711,449	—		13,043,699
6,211,004		6,299,625	8,870,430		14,676,675

(9,036,025)		(3,508,739)	(8,653,676)		(5,982,293)
(158,372,192	)(c)	(39,800,917)	(116,259,928	)(d)	(53,446,356)
(167,408,217)		(43,309,656)	(124,913,604)		(59,428,649)

(20,108)		(3,065,158)	(19,896)		(2,839,875)
20,108		3,065,158	19,896		2,839,875
—		—	—		—
2,924,658		(955,345)	3,983,728		(28,571,019)
(3,606,549)		(40,457,077)	(15,080,114)		(51,510,694)

$186,567,361		$227,024,438	$141,012,938		$192,523,632
$182,960,812		$186,567,361	$125,932,824		$141,012,938

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	11,826,601	(b)	111,503
Select Class(a)	486,385		1,365,813
Shares issued for distributions reinvested
Investor Class	771,481		86,891
Select Class(a)	—		684,262
Shares redeemed
Investor Class	(635,832)		(300,029)
Select Class(a)	(12,003,743	)(b)	(2,723,548)
Tax-free interclass conversion
Investor Class	(2,939)		(219,455)
Select Class(a)	2,954		220,479
Net increase (decrease) in fund shares	444,907		(774,084)

(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $200,767,508 representing 11,501,742 shares into Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $151,197,447 representing 18,337,410 shares into Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $110,697,978 representing 10,313,893 shares into Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30, 2022

19,064,428	(c)	294,891	10,828,640	(d)	97,174
744,798		3,154,411	280,610		1,061,174

704,195		57,834	868,798		114,194
—		562,704	—		917,278

(1,025,601)		(335,852)	(785,379)		(425,337)
(19,148,297	)(c)	(3,798,621)	(10,786,475	)(d)	(3,814,937)

(2,249)		(292,199)	(1,766)		(200,378)
2,249		292,456	1,772		201,063
339,523		(64,376)	406,200		(2,049,769)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$532,549	$360,412
Net realized gain on investments and foreign currency transactions	1,121,069	2,038,472
Net increase (decrease) in unrealized appreciation (depreciation)	(898,096)	(4,677,179)
Net increase (decrease) in net assets from operations	755,522	(2,278,295)
Distributions to shareholders	(1,732,292)	(1,168,884)

Capital share transactions
Proceeds from sale of shares	990,672	2,954,114
Value of distributions reinvested	1,725,778	1,164,151
Cost of shares redeemed	(2,540,786)	(4,667,944)
Total capital share transactions	175,664	(549,679)
Total decrease in net assets	(801,106)	(3,996,858)

NET ASSETS
Beginning of period	$23,171,650	$27,168,508
End of period	$22,370,544	$23,171,650

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	93,058	248,004
Shares issued for distributions reinvested	172,233	96,932
Shares redeemed	(235,244)	(391,603)
Net increase in fund shares	30,047	(46,667)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021		2020	2019	2018
Net asset value, beginning of period	$9.54		$10.12	$10.17		$10.16	$10.11	$10.18

Income from investment operations:
Net investment income (loss)	0.10	(1)	0.01 (1)	(0.02	)(1)(2)	0.13 (1)	(0.20)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.14)		(0.58)	(0.03	)(2)	0.01	0.46	0.07
Total from investment operations	(0.04)		(0.57)	(0.05)		0.14	0.26	0.02

Less distributions from:
Net investment income	(0.11)		(0.01)	(0.00	)(3)	(0.13)	(0.21)	(0.09)
Net asset value, end of period	$9.39		$9.54	$10.12		$10.17	$10.16	$10.11

Total return	(0.44	)%(4)	(5.63)%	(0.48)%		1.42%	2.58%	0.17%
Net assets, end of period (000s)	$425,978		$52,715	$68,818		$80,440	$113,430	$147,431
Ratio of net expenses to average net assets	0.43	%(5)	0.63%	0.64%		0.63%	0.64%	0.64%
Ratio of gross expenses to average net assets	0.44	%(5)(6)	0.63%	0.64%		0.63%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	2.20	%(5)	0.10%	(0.15)%		1.28%	1.92%	0.94%
Portfolio turnover rate	5%		203%	113%		49%	88%	107%

(1)	Calculated based on average shares outstanding during the period.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Amount rounds to less than $(0.005) per share.
(4)	Periods less than one year are not annualized.
(5)	Annualized for periods less than one year.
(6)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021		2020	2019	2018
Net asset value, beginning of period	$8.71		$9.44	$9.42		$9.63	$9.59	$9.63

Income from investment operations:
Net investment income (loss)	0.07	(1)	0.03 (1)	(0.03	)(1)	0.00 (1)	(0.09)	0.20
Net realized and unrealized gain (loss) on investments	(0.14)		(0.74)	0.05		0.14	0.46	(0.20)
Total from investment operations	(0.07)		(0.71)	0.02		0.14	0.37	—

Less distributions from:
Net investment income	(0.28)		(0.02)	—		(0.35)	(0.33)	(0.04)
Capital gains	—		—	—		—	—	(0.00	)(2)
Total distributions	(0.28)		(0.02)	—		(0.35)	(0.33)	(0.04)

Net asset value, end of period	$8.36		$8.71	$9.44		$9.42	$9.63	$9.59

Total return	(0.84	)%(3)	(7.50)%	0.21%		1.46%	3.90%	0.04%
Net assets, end of period (000s)	$692,621		$80,670	$88,378		$100,567	$133,954	$170,558
Ratio of net expenses to average net assets	0.52	%(4)	0.71%	0.73%		0.73%	0.73%	0.73%
Ratio of gross expenses to average net assets	0.52	%(4)	0.71%	0.73%		0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets	1.71	%(4)	0.37%	(0.30)%		0.01%	0.53%	1.02%
Portfolio turnover rate	64%		103%	111%		58%	75%	46%

(1)	Calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $(0.005) per share.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$24.52		$30.22	$23.37	$24.79	$24.18	$21.71
Income from investment operations:
Net investment income (loss)	0.12	(1)	0.14 (1)	0.14 (1)	0.23 (1)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.44		(3.46)	8.87	1.43	1.95	3.45
Total from investment operations	0.56		(3.32)	9.01	1.66	1.96	3.43

Less distributions from:
Net investment income	(0.22)		(0.11)	(0.22)	(0.26)	(0.17)	(0.22)
Capital gains	(1.16)		(2.27)	(1.94)	(2.82)	(1.18)	(0.74)
Total distributions	(1.38)		(2.38)	(2.16)	(3.08)	(1.35)	(0.96)

Net asset value, end of period	$23.70		$24.52	$30.22	$23.37	$24.79	$24.18

Total return	2.31	%(2)	(12.44)%	39.94%	6.31%	9.30%	15.91%
Net assets, end of period (000s)	$575,389		$77,555	$106,102	$112,429	$165,849	$205,989
Ratio of net expenses to average net assets	0.68	%(3)(5)	0.86%	0.87%	0.88%	0.88%	0.90%
Ratio of gross expenses to average net assets	0.68	%(3)(4)(5)	0.86%	0.87%	0.88%	0.88%	0.90	%(4)
Ratio of net investment income to average net assets	0.94	%(3)	0.48%	0.53%	0.98%	1.02%	0.90%
Portfolio turnover rate	1%		9%	1%	3%	4%	6%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.68% and 0.68%, respectively, for the six months ended December 31, 2022.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.28		$20.71	$14.10	$17.13	$18.39	$18.51

Income from investment operations:
Net investment income (loss)	0.17	(2)	0.26 (2)	0.21 (2)	0.28 (2)	(0.03)	(0.00	)(1)
Net realized and unrealized gain (loss) on investments	1.15		(1.80)	6.66	(2.39)	0.24	1.83
Total from investment operations	1.32		(1.54)	6.87	(2.11)	0.21	1.83

Less distributions from:
Net investment income	(0.34)		(0.22)	(0.26)	(0.26)	(0.19)	(0.24)
Capital gains	(1.06)		(0.67)	—	(0.66)	(1.28)	(1.71)
Total distributions	(1.40)		(0.89)	(0.26)	(0.92)	(1.47)	(1.95)

Net asset value, end of period	$18.20		$18.28	$20.71	$14.10	$17.13	$18.39

Total return	7.30	%(3)	(7.88)%	49.17%	(13.42)%	2.43%	9.59%
Net assets, end of period (000s)	$524,308		$59,594	$80,613	$74,571	$117,485	$152,688
Ratio of net expenses to average net assets	0.75	%(4)(5)	0.94%	0.95%	0.95%	0.96%	0.97%
Ratio of gross expenses to average net assets	0.75	%(4)(5)	0.94%	0.95%	0.95%	0.96%	0.97%
Ratio of net investment income to average net assets	1.77	%(4)	1.26%	1.24%	1.71%	1.53%	1.41%
Portfolio turnover rate	4%		10%	5%	10%	11%	19%

(1)	Amount rounds to less than $(0.005) per share.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.75% and 0.75%, respectively, for the six months ended December 31, 2022.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$22.68		$33.74	$21.77	$25.46	$27.37	$25.76

Income from investment operations:
Net investment income (loss)	0.08	(1)	0.09 (1)	0.06 (1)	0.09 (1)	0.07	(0.06)
Net realized and unrealized gain (loss) on investments	1.42		(4.02)	12.60	(2.62)	(1.27)	3.75
Total from investment operations	1.50		(3.93)	12.66	(2.53)	(1.20)	3.69

Less distributions from:
Net investment income	(0.12)		(0.07)	(0.06)	(0.07)	—	(0.05)
Capital gains	(0.63)		(7.06)	(0.63)	(1.09)	(0.71)	(2.03)
Total distributions	(0.75)		(7.13)	(0.69)	(1.16)	(0.71)	(2.08)

Net asset value, end of period	$23.43		$22.68	$33.74	$21.77	$25.46	$27.37

Total return	6.64	%(2)	(15.24)%	58.84%	(10.66)%	(3.94)%	14.64%
Net assets, end of period (000s)	$296,211		$34,945	$59,623	$55,701	$81,679	$113,007
Ratio of net expenses to average net assets	0.89	%(3)(5)	1.09%	1.14%	1.14%	1.15%	1.17%
Ratio of gross expenses to average net assets	0.89	%(3)(4)(5)	1.09%	1.14%	1.14%	1.15%	1.21	%(4)
Ratio of net investment income to average net assets	0.68	%(3)	0.31%	0.20%	0.38%	0.31%	0.26%
Portfolio turnover rate	7%		7%	7%	14%	12%	16%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.89% and 0.89%, respectively, for the six months ended December 31, 2022.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.86		$12.25	$8.71	$10.96	$11.87	$11.20

Income from investment operations:
Net investment income	0.13	(1)	0.41 (1)	0.28 (1)	0.19 (1)	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.63		(1.43)	3.48	(2.03)	(0.85)	0.83
Total from investment operations	0.76		(1.02)	3.76	(1.84)	(0.72)	0.98

Less distributions from:
Net investment income	(0.45)		(0.37)	(0.22)	(0.41)	(0.19)	(0.31)

Net asset value, end of period	$11.17		$10.86	$12.25	$8.71	$10.96	$11.87

Total return	7.08	%(2)	(8.57)%	43.64%	(17.62)%	(5.88)%	8.61%
Net assets, end of period (000s)	$540,139		$56,827	$80,507	$80,664	$124,822	$174,610
Ratio of net expenses to average net assets	0.93	%(3)(5)	1.11%	1.11%	1.11%	1.12%	1.12%
Ratio of gross expenses to average net assets	0.93	%(3)(4)(5)	1.11%	1.11%	1.11%	1.12%	1.12%
Ratio of net investment income to average net assets	2.41	%(3)	3.36%	2.64%	1.92%	2.67%	1.86%
Portfolio turnover rate	5%		12%	9%	13%	19%	21%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.93% and 0.92%, respectively, for the six months ended December 31, 2022.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021		2020	2019		2018
Net asset value, beginning of period	$18.39		$24.44	$17.32		$19.75	$22.94		$22.09

Income from investment operations:
Net investment income (loss)	0.27	(1)	0.44 (1)	0.24	(1)	0.31 (1)	(0.21)		(0.60)
Net realized and unrealized gain (loss) on investments	0.62		(5.16)	7.31		(1.57)	(1.80)		2.46
Total from investment operations	0.89		(4.72)	7.55		(1.26)	(2.01)		1.86

Less distributions from:
Net investment income	(0.33)		(0.57)	(0.24)		(0.35)	(0.29)		(0.43)
Capital gains	(0.77)		(0.76)	(0.19)		(0.82)	(0.89)		(0.58)
Total distributions	(1.10)		(1.33)	(0.43)		(1.17)	(1.18)		(1.01)

Net asset value, end of period	$18.18		$18.39	$24.44		$17.32	$19.75		$22.94

Total return	4.93	%(2)	(20.33)%	43.94%		(7.26)%	(8.05)%		8.35%
Net assets, end of period (000s)	$243,936		$26,761	$43,416		$41,203	$62,905		$90,584
Ratio of net expenses to average net assets†	0.54	%(3)	0.74%	0.75%		0.75%	0.75%		0.86%
Ratio of gross expenses to average net assets†	0.54	%(3)(4)	0.74%	0.75	%(4)	0.75%	0.76	%(4)	0.86%
Ratio of net investment income to average net assets†(5)	2.93	%(3)	1.92%	1.11%		1.63%	1.58%		1.27%
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(6)	0.42%		0.42%	0.49%		0.53%	0.54%		0.53%
Ratio of expenses to average net assets for the DFA Portfolio†(7)	0.41%		0.46%	0.53%		0.54%	0.53%		0.53%
Portfolio turnover rate(8)	5%		8%	2%		6%	6%		6%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	The DFA Portfolio expense ratios are as of April 30, 2022, 2021, 2020, 2019 and 2018 respectively and are unaudited.
(7)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2022, 2021, 2020, 2019 and 2018 respectively.
(8)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.20		$11.15	$7.75	$9.85	$9.93	$9.56

Income from investment operations:
Net investment income (loss)	0.19	(1)	0.32 (1)	0.17 (1)	0.18 (1)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.21)		(1.97)	3.40	(2.07)	0.20	0.62
Total from investment operations	(0.02)		(1.65)	3.57	(1.89)	0.08	0.51

Less distributions from:
Net investment income	(0.31)		(0.30)	(0.17)	(0.21)	(0.16)	(0.14)

Net asset value, end of period	$8.87		$9.20	$11.15	$7.75	$9.85	$9.93

Total return	(0.16	)%(2)	(15.07)%	46.51%	(19.60)%	0.97%	5.23%
Net assets, end of period (000s)	$182,961		$17,439	$24,222	$22,078	$37,001	$49,384
Ratio of net expenses to average net assets	1.05	%(3)	1.24%	1.32%	1.35%	1.35%	1.38%
Ratio of gross expenses to average net assets(4)	1.36	%(3)	1.54%	1.61%	1.61%	1.62%	1.61%
Ratio of net investment income to average net assets	4.19	%(3)	3.05%	1.83%	2.06%	1.78%	1.26%
Portfolio turnover rate	7%		19%	22%	22%	12%	18%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.00		$13.95	$11.02	$12.43	$11.40	$11.38

Income from investment operations:
Net investment income (loss)	0.20	(1)	0.15 (1)	0.17 (1)	0.22 (1)	(0.34)	0.14
Net realized and unrealized gain (loss) on investments	(1.09)		(0.85)	3.20	(1.08)	1.79	0.21
Total from investment operations	(0.89)		(0.70)	3.37	(0.86)	1.45	0.35

Less distributions from:
Net investment income	(0.19)		(0.13)	(0.29)	(0.15)	(0.35)	(0.14)
Capital gains	(0.60)		(1.12)	(0.15)	(0.40)	(0.07)	(0.19)
Total distributions	(0.79)		(1.25)	(0.44)	(0.55)	(0.42)	(0.33)

Net asset value, end of period	$10.32		$12.00	$13.95	$11.02	$12.43	$11.40

Total return	(7.37	)%(2)	(6.51)%	31.57%	(7.47)%	13.32%	3.14%
Net assets, end of period (000s)	$125,933		$15,527	$23,828	$24,097	$36,944	$44,916
Ratio of net expenses to average net assets	0.77	%(3)(5)	0.95%	0.95%	0.95%	0.95%	0.98%
Ratio of gross expenses to average net assets(4)	0.83	%(3)(5)	1.02%	1.05%	1.02%	1.04%	1.04%
Ratio of net investment income to average net assets	3.45	%(3)	1.04%	1.44%	1.82%	2.28%	2.27%
Portfolio turnover rate	2%		2%	4%	3%	6%	6%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The ratio of net expenses and gross expenses to average net assets excluding ReFlow liquidity program fee were 0.76% and 0.83%, respectively, for the six months ended December 31, 2022.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2022 (Unaudited)		Year Ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.59		$12.16	$9.54	$10.83	$11.29	$10.73

Income from investment operations:
Net investment income (loss)	0.25	(1)	0.16 (1)	0.14 (1)	0.24 (1)	(0.18)	(0.15)
Net realized and unrealized gain (loss) on investments	0.09		(1.19)	3.01	(0.97)	0.39	1.03
Total from investment operations	0.34		(1.03)	3.15	(0.73)	0.21	0.88

Less distributions from:
Net investment income	(0.27)		(0.16)	(0.20)	(0.25)	(0.21)	(0.15)
Capital gains	(0.57)		(0.38)	(0.33)	(0.31)	(0.46)	(0.17)
Total distributions	(0.84)		(0.54)	(0.53)	(0.56)	(0.67)	(0.32)

Net asset value, end of period	$10.09		$10.59	$12.16	$9.54	$10.83	$11.29

Total return	3.30	%(2)	(8.97)%	33.71%	(7.33)%	2.53%	8.11%
Net assets, end of period (000s)	$22,371		$23,172	$27,169	$30,464	$38,210	$35,745
Ratio of net expenses to average net assets(3)	0.00	%(4)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(3)(5)	0.71	%(4)	0.67%	0.69%	0.54%	0.51%	0.60%
Ratio of net investment income to average net assets(3)(6)	4.60	%(4)	1.38%	1.24%	2.36%	2.07%	1.09%
Portfolio turnover rate	110%		25%	11%	23%	14%	20%

(1)	Calculated based on average shares outstanding during six months ended December 31, 2022.
(2)	Periods less than one year are not annualized.
(3)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund, commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund commenced operations on July 1, 2015.

Prior to October 26, 2022, each Fund with the exception of the SA Worldwide Moderate Growth Fund, offered Investor Class shares and Select Class shares. Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class and the Investor Class shares were redesignated as shares of the Fund with no name. The SA Worldwide Moderate Growth Fund continues to offer only a single share class.

Prior to October 26, 2022, Select Class shares were available to investors that invest through the Strategist Program of Buckingham Strategic Partners, LLC (the “Adviser” or “Buckingham”) and certain registered investment companies at the discretion of the Adviser.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2022, the SA International Small Company Fund held approximately 2.40% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

Prior to October 26, 2022, the SA Worldwide Moderate Growth Fund invested substantially all of its assets in the Select Class shares of the Underlying SA Funds. Effective October 26, 2022, purchases by the SA Worldwide Moderate Growth Fund in Underlying SA Funds receive shares of the Underlying SA Funds, which have no designation effective October 26, 2022. The Underlying SA Funds managed by the Adviser comprise various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated the Adviser as the Valuation Designee for the Funds.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has approved procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

The tables below provide a summary of the inputs as of December 31, 2022, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2022
SA U.S. Fixed Income Fund
Yankee Corporate Bonds And Notes	$—	$66,341,822		$—		$66,341,822
Corporate Bonds and Notes	—	91,767,472		—		91,767,472
U.S. Government and Agency Obligations	—	267,268,518		—		267,268,518
Short-Term Investments	129,824	—		—		129,824
Total Investments	$129,824	$425,377,812		$—		$425,507,636
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$697,772,071		$—		$697,772,071
Short-Term Investments	20,612,504	—		—		20,612,504
Other Financial Instruments Forward Foreign Currency Exchange Contracts	—	819,960		—		819,960
Total Investments	$20,612,504	$698,592,031		$—		$719,204,535
Liabilities
Other Financial Instruments Forward Foreign Currency Exchange Contracts	$—	$(20,173,755)		$—		$(20,173,755)
SA U.S. Core Market Fund
Assets
Common Stocks	$547,836,364	$357	†	$—		$547,836,721
Mutual Funds	25,083,544	—		—		25,083,544
Short-Term Investments	336,711	—		—		336,711
Total Investments	$573,256,619	$357		$—		$573,256,619
SA U.S. Value Fund
Assets
Common Stocks	$522,916,788	$—		$—		$522,916,788
Short-Term Investments	143,275	—		—		143,275
Total Investments	$523,060,063	$—		$—		$523,060,063
SA U.S. Small Company Fund
Assets
Common Stocks	$295,322,914	$92	†	$71,654	†	$295,394,660
Preferred Stocks	143,648	—		—		143,648
Short-Term Investments	1,318,939	—		—		1,318,939
Total Investments	$296,785,501	$92		$71,654		$296,857,247

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2022
SA International Value Fund
Assets
Common Stocks	$530,193,882	$—	$—		$530,193,882
Preferred Stocks	5,860,040	—	—		5,860,040
Short-Term Investments	40,763,968	—	—		40,763,968
Total Investments	$576,817,890	$—	$—		$576,817,890
SA International Small Company Fund
Assets
Mutual Funds	$244,047,455	$—	$—		$244,047,455
Total Investments	$244,047,455	$—	$—		$244,047,455
SA Emerging Markets Value Fund
Assets
Common Stocks	$180,195,582	$36,893	$15,128	†	$180,247,603
Preferred Stocks	2,473,441	—	—		2,473,441
Rights and Warrants	3,012	5,924	—		8,936
Short-Term Investments	4,407,084	—	—		4,407,084
Total Investments	$187,079,119	$42,817	$15,128		$187,137,064
SA Real Estate Securities Fund
Assets
Common Stocks	$124,905,395	$—	$0	†	$124,905,395
Short-Term Investments	780,781	—	—		780,781
Total Investments	$125,686,176	$—	$0		$125,686,176
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$22,366,555	$—	$—		$22,366,555
Total Investments	$22,366,555	$—	$—		$22,366,555

†	Contains securities with a market value of zero.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of December 31, 2022, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$8,169,478	$8,330,098	$—	$8,330,098
SA U.S. Core Market Fund	1,538,138	336,711	1,243,167	1,579,878
SA U.S. Value Fund	1,142,356	143,275	1,026,830	1,170,105
SA U.S. Small Company Fund	7,252,904	1,318,939	6,142,429	7,461,368
SA International Value Fund	71,828,075	40,763,968	34,483,404	75,247,372
SA Emerging Markets Value Fund	5,126,054	3,643,880	1,784,315	5,428,195
SA Real Estate Securities Fund	988,013	780,781	237,111	1,017,892

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of December 31, 2022
Securities Lending Transaction(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$8,330,098	$—	$—	$—	$8,330,098
Total Borrowings	$8,330,098	$—	$—	$—	$8,330,098
Gross amount of recognized liabilities for securities lending transactions					$8,330,098
SA U.S. Core Market Fund
Government Money Market	$336,711	$—	$—	$—	$336,711
Total Borrowings	$336,711	$—	$—	$—	$336,711
Gross amount of recognized liabilities for securities lending transactions					$336,711
SA U.S. Value Fund
Government Money Market	$143,275	$—	$—	$—	$143,275
Total Borrowings	$143,275	$—	$—	$—	$143,275
Gross amount of recognized liabilities for securities lending transactions					$143,275
SA U.S. Small Company Fund
Government Money Market	$1,318,939	$—	$—	$—	$1,318,939
Total Borrowings	$1,318,939	$—	$—	$—	$1,318,939
Gross amount of recognized liabilities for securities lending transactions					$1,318,939
SA International Value Fund
Government Money Market	$40,763,968	$—	$—	$—	$40,763,968
Total Borrowings	$40,763,968	$—	$—	$—	$40,763,968
Gross amount of recognized liabilities for securities lending transactions					$40,763,968
SA Emerging Markets Value Fund
Government Money Market	$3,643,880	$—	$—	$—	$3,643,880
Total Borrowings	$3,643,880	$—	$—	$—	$3,643,880
Gross amount of recognized liabilities for securities lending transactions					$3,643,880
SA Real Estate Securities Fund
Government Money Market	$780,781	$—	$—	$—	$780,781
Total Borrowings	$780,781	$—	$—	$—	$780,781
Gross amount of recognized liabilities for securities lending transactions					$780,781

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the Fund’s use of derivative instruments and hedging activities at December 31, 2022, on a gross basis:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign currency	$819,960	$20,173,755	$19,073,228	$26,199,779

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2022:

Counterparty	Gross Amount of Assets Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
Bank of America N.A.	$8,896	(8,896)	—	—
Bank of New York Mellon	25,868	—	—	25,868
HSBC Bank USA.	170,202	(37,424)	—	132,778
State Street Bank and Trust Co.	614,994	(614,994)	—	—

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2022:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Pledged	Net Amount
Bank of America N.A.	$(4,176,259)	8,896	—	$(4,167,363)
Citibank N.A.	(659,830)	—	—	(659,830)
HSBC Bank USA	(37,424)	37,424	—	—
Morgan Stanley & Co., Inc.	(1,493,463)	—	—	(1,493,463)
State Street Bank and Trust Co.	(8,051,257)	614,994	—	(7,436,263)
UBS	(5,755,522)	—	—	(5,755,522)

For the six months ended December 31, 2022, the average monthly principal amount of forward foreign currency exchange contracts was $314,625,393.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2022, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of December 31, 2022, SA Emerging Markets Value Fund recorded a deferred liability for potential future India capital gains taxes of $892,856.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2022, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

The Trust’s management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2018-2020), or expected to be taken in the Funds’ 2021 tax returns.

As of June 30, 2022, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
SA U.S. Fixed Income Fund	$(25,355,003)	$(330,191)
SA Global Fixed Income Fund	(20,032,562)	(6,252,967)
SA International Value Fund	(4,236,101)	(15,112,883)
SA Emerging Markets Value Fund	—	(10,489,043)

At December 31, 2022, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$437,406,796	$30,070	$(11,929,230)	$(11,899,160)
SA Global Fixed Income Fund	738,655,358	10,252,934	(49,877,512)	(39,624,578)
SA U.S. Core Market Fund	145,029,291	430,022,823	(1,795,138)	428,227,685
SA U.S. Value Fund	324,509,188	220,735,743	(22,184,868)	198,550,875
SA U.S. Small Company Fund	172,850,027	133,763,978	(9,756,758)	124,007,220
SA International Value Fund	532,296,335	100,977,501	(56,455,946)	44,521,555
SA International Small Company Fund	153,473,348	90,574,107	—	90,574,107
SA Emerging Markets Value Fund	190,132,754	32,244,029	(35,239,719)	(2,995,690)
SA Real Estate Securities Fund	72,147,437	56,706,955	(3,168,216)	53,538,739
SA Worldwide Moderate Growth Funds	22,513,485	351,872	(498,802)	(146,930)

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

Prior to October 26, 2022, for the advisory and administrative services provided to the Funds under the Investment Advisory Agreement, the Adviser was entitled to receive from each SA Fund separate advisory fees and administrative fees computed daily and payable monthly at the annual rates set forth below:

Fund	Advisory Fee	Administrative Fee
SA U.S. Fixed Income Fund	0.15%	0.10%
SA Global Fixed Income Fund	0.25%	0.10%
SA U.S. Core Market Fund	0.40%	0.10%
SA U.S. Value Fund	0.40%	0.10%
SA U.S. Small Company Fund	0.40%	0.10%
SA International Value Fund	0.45%	0.10%
SA International Small Company Fund	0.25%	0.10%
SA Emerging Markets Value Fund	0.45%	0.10%
SA Real Estate Securities Fund	0.35%	0.10%
SA Worldwide Moderate Growth Fund	0.00%*	0.10%

* The advisory fee for the SA Worldwide Moderate Growth Fund has two components. There is no advisory fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to an advisory fee of 0.25%on assets invested in any other investments. Prior to October 26, 2022, the Fund did not make investments that would be subject to the advisory fee.

Effective October 26, 2022, the advisory fees and administrative fees payable to the Adviser were combined into a single fee computed daily and payable monthly at the annual rate set forth below:

Fund	Advisory and Administrative Fee
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.10%*

* This figure reflects a 0.10% administrative fee for administrative services provided by the Adviser to the SA Worldwide Moderate Growth Fund. The Fund is also subject to an advisory fee that has two components. There is no advisory fee on assets invested in the Underlying SA Funds, any other investment companies advised or subadvised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to an advisory fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to an advisory fee.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.25%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.47%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.15% of the average daily net assets of each Fund. Prior to October 26, 2022, for these services, the Adviser was paid a service fee that was calculated daily and paid monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s former Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to an SA Fund to the extent each SA Fund’s shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2025, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

Fund Expense Limitation (Shown is the resulting ratio of total annual fund operating expenses expressed as a percentage)*	Expense Limitation
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

* Effective October 26, 2022, the SA Funds Fee Waiver Agreement was amended, in connection with the conversion of the Funds’ former Select Class shares into the former Investor Class shares, to reduce the expense cap for the SA U.S. Fixed Income Fund, the SA Global Fixed Income Fund, the SA U.S. Core Market Fund, the SA U.S. Value Fund, the SA U.S. Small Company Fund, the SA International Value Fund, the SA International Small Company Fund, the SA Emerging Markets Value Fund and the SA Real Estate Securities Fund from 0.65%, 0.75%, 0.90%, 1.00%, 1.10%, 1.15%, 0.75%, 1.24% and 0.95%, respectively.

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $118,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $118,000 per year.

Effective January 1, 2023, the Trustees of the Trust receive an annual retainer fee of $122,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2023, the Chairman of the Board receives an annual supplemental compensation of $12,200 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2022 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$18,681,784	$4,816,560	$25,462,480	$34,940,636
SA Global Fixed Income Fund	180,400,793	255,568,559	282,271,786	258,483,968
SA U.S. Core Market Fund	—	7,083,747	—	23,210,844
SA U.S. Value Fund	—	20,719,941	—	40,670,753
SA U.S. Small Company Fund	—	19,788,797	—	27,322,290
SA International Value Fund	—	25,559,369	—	39,798,971
SA International Small Company Fund	—	12,301,608	—	11,375,000
SA Emerging Markets Value Fund	—	14,036,820	—	12,374,406
SA Real Estate Securities Fund	—	2,777,586	—	4,101,152
SA Worldwide Moderate Growth Fund	—	25,239,065	—	25,830,208

4. Liquidity

Certain Funds are permitted to participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 14 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. This fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in participating Funds and request that such redemption be met in kind in accordance with the Funds’ redemption in-kind policies

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

During the six months ended December 31, 2022, the following Funds utilized ReFlow. The shares and amounts ReFlow subscribed to and redemptions-in-kind were as follows:

Fund	Shares ReFlow Subscribed to	Amount ReFlow Subscribed to	Redemptions- in-kind Shares	Redemptions- in-kind Amount
SA U.S. Core Market Fund	473,054	$11,873,034	(473,054)	($11,704,670)
SA U.S. Value Fund	743,643	$14,381,670	(733,753)	($14,107,326)
SA U.S. Small Company Fund	255,603	$6,229,163	(249,787)	($6,068,930)
SA International Value Fund	711,795	$8,223,495	(711,495)	($8,252,149)
SA Real Estate Securities Fund	211,822	$2,316,783	(211,250)	($2,285,857)

5. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2022 follows:

Affiliated Investment Companies	Beginning Value as of June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2022	Shares as of December 31, 2022	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
SA U.S. Fixed Income Fund	$2,182,837	$2,190,358	$(2,335,043)	$(160,962)	$128,843	$2,006,033	213,635	$25,157	$—
SA Global Fixed Income Fund	5,099,654	5,200,557	(5,422,726)	(542,262)	347,921	4,683,144	560,185	155,937	—
SA U.S. Core Market Fund	3,807,077	4,223,659	(4,186,327)	182,231	(276,942)	3,749,698	158,215	33,193	171,026
SA U.S. Value Fund	3,813,020	4,365,986	(4,422,831)	649,436	(637,029)	3,768,582	207,065	65,592	205,058
SA U.S. Small Company Fund	1,520,559	1,657,099	(1,735,731)	68,179	(8,121)	1,501,985	64,105	7,471	39,200
SA International Value Fund	4,525,785	5,151,417	(5,340,606)	366,117	(209,353)	4,493,360	402,271	181,118	—
SA Emerging Markets Value Fund	1,548,867	1,663,624	(1,674,471)	111,190	(156,301)	1,492,909	168,310	52,653	—
SA Real Estate Securities Fund	687,761	786,364	(712,473)	(3,694)	(87,114)	670,844	65,004	11,428	35,550
Totals	$23,185,560	$25,239,064	$(25,830,208)	$670,235	$(898,096)	$22,366,555		$532,549	$450,834

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

6. Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Funds financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Funds could enter, eliminates the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Funds began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Funds began complying with the Valuation Rule on August 1, 2022.

7. Consideration related to COVID-19 Pandemic

Global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of COVID-19. The COVID-19 pandemic has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19, including new variants of the underlying virus, have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

8. Executive Order on Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China

On June 3, 2021, President Biden expanded upon the previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies” or “CCMCs” or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s Executive Order retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse (the “Executive Order”).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2022 (Unaudited) (Continued)

Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly traded securities, as well as securities derivative of, or designed to provide investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order the (“Appendix”) (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons will be required to divest of targeted securities of entities listed in the Appendix by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities). Only the SA Emerging Markets Value Fund held securities of entities listed in the Appendix during the period covered by this report and the Fund divested of those securities prior to June 3, 2022.

The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will drive designations going forward.

Companies included on the list of Non-SDN Chinese Military Industrial Complex Companies could prevent the SA Emerging Markets Value Fund from acquiring securities previously deemed suitable or may have resulted in a forced sale of a security in the portfolio at an inopportune time or price which may have resulted in losses to the Fund. To the extent the Fund invests in securities of Chinese companies listed in the U.S., delisting could impact the Fund’s ability to transact in such securities and could significantly impact their liquidity and market price. The SA Emerging Markets Value Fund has divested of all publicly traded securities identified as CCMC listed in the order.

9. Additional Executive Order in Response to Continued Russian Federation Aggression

On April 15, 2021, President Biden issued an executive order authorizing blocking sanctions against persons operating in the technology, defense and any related materials sectors of the Russian economy. This list was expanded on February 22, 2022 and March 31, 2022 to include the financial services, aerospace, electronics and marine sectors. On April 6, 2022, President Biden further expanded upon these previously issued executive orders and announced Executive Order 14071, which prohibited new investment in and certain services to the Russian Federation in response to continued Russian Federation aggression (the “Executive Order”). Under the Executive Order, all U.S. persons are prohibited from new investment in the Russian Federation.

On February 28, 2022, Russia authorities restricted foreign investors’ ability to sell Russian securities locally on the Moscow stock exchange. On April 16, 2022, Russia enacted a law that prohibits the placement and circulation of depositary receipts (DRs) where underlying assets are Russian local shares. These events and actions by the U.S. and Russia have materially impacted the investability of Russian securities. Management has undertaken certain actions related to the Executive Order, and will continue to evaluate and determine what, if any additional actions are required to comply with the Executive Order.

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT with every third month made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o Buckingham Strategic Partners, LLC
8182 Maryland Ave.
Suite 500
Saint Louis, MO 63105

Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, July 1, 2022 through December 31, 2022. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$995.60	0.43%	$2.16
SA Global Fixed Income Fund	1,000	991.60	0.52	2.61
SA U.S. Core Market Fund	1,000	1,023.10	0.68	3.47
SA U.S. Value Fund	1,000	1,073.00	0.75	3.92
SA U.S. Small Company Fund	1,000	1,066.40	0.89	4.64
SA International Value Fund	1,000	1,070.80	0.93	4.85
SA International Small Company Fund	1,000	1,049.30	0.54	2.79
SA Emerging Markets Value Fund	1,000	998.40	1.05	5.29
SA Real Estate Securities Fund	1,000	926.30	0.77	3.74
SA Worldwide Moderate Growth Fund	1,000	1,033.00	0.00	0.00

See notes to financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$1,023.04	0.43%	$2.19
SA Global Fixed Income Fund	1,000	1,022.58	0.52	2.65
SA U.S. Core Market Fund	1,000	1,021.78	0.68	3.47
SA U.S. Value Fund	1,000	1,021.42	0.75	3.82
SA U.S. Small Company Fund	1,000	1,020.72	0.89	4.53
SA International Value Fund	1,000	1,020.52	0.93	4.74
SA International Small Company Fund	1,000	1,022.48	0.54	2.75
SA Emerging Markets Value Fund	1,000	1,019.91	1.05	5.35
SA Real Estate Securities Fund	1,000	1,021.32	0.77	3.92
SA Worldwide Moderate Growth Fund	1,000	1,025.21	0.00	0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

See notes to financial statements.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLE	Six Months Ended October 31, 2022

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio(1)	Expenses Paid During Period (1)
International Small Company Portfolio(2)
Actual Fund Return	$1,000.00	$ 854.20	0.41%	$1.92
Hypothetical 5% Annual Return	$1,000.00	$ 1,023.14	0.41%	$2.09

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

     DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2022
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,081,767,784
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,541,318,663
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,274,603,695
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,191,982,016
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,072,195,415
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$10,161,867,573
	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 4.120% (Cost $90,924,879)	90,924,879	90,924,879
TOTAL INVESTMENTS — (100.0%) (Cost $9,929,794,686)		$10,252,792,452

†	See Note B to Financial Statements.

As of December 31, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	427	03/17/23	$82,211,130	$82,432,350	$221,220
Total Futures Contracts			$82,211,130	$82,432,350	$221,220

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,161,867,573	—	—	$10,161,867,573
Temporary Cash Investments	90,924,879	—	—	90,924,879
Futures Contracts**	221,220	—	—	221,220
TOTAL	$10,253,013,672	—	—	$10,253,013,672

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$3,721,052,938
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,247,239,833
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,173,860,681
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,146,678,426
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		961,398,453
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,250,230,331
	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $60,673,803)	60,673,803	60,673,803
TOTAL INVESTMENTS — (100.0%) (Cost $10,083,101,056)		$9,310,904,134

As of October 31, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	282	12/16/22	$52,337,807	$54,750,300	$2,412,493
Total Futures Contracts			$52,337,807	$54,750,300	$2,412,493

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,250,230,331	—	—	$9,250,230,331
Temporary Cash Investments	60,673,803	—	—	60,673,803
Futures Contracts**	2,412,493	—	—	2,412,493
TOTAL	$9,313,316,627	—	—	$9,313,316,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$10,161,868
Temporary Cash Investments at Value & Cost	90,925
Cash	4,508
Receivables:
Dividends and Interest	247
Fund Shares Sold	6,814
Futures Margin Variation	222
Prepaid Expenses and Other Assets	97
Total Assets	10,264,681
LIABILITIES:
Payables:
Fund Shares Redeemed	25,022
Due to Advisor	2,179
Accrued Expenses and Other Liabilities	510
Total Liabilities	27,711
NET ASSETS	$10,236,970
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,236,970 and shares outstanding of 587,669,585	$17.42
NUMBER OF SHARES AUTHORIZED	3,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$10,070,027
Total Distributable Earnings (Loss)	166,943
NET ASSETS	$10,236,970

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$9,250,230
Temporary Cash Investments at Value & Cost	60,674
Segregated Cash for Futures Contracts	2,820
Receivables:
Dividends, Interest and Tax Reclaims	172
Fund Shares Sold	18,258
Prepaid Expenses and Other Assets	63
Total Assets	9,332,217
LIABILITIES:
Payables:
Fund Shares Redeemed	9,425
Due to Advisor	1,934
Futures Margin Variation	398
Accrued Expenses and Other Liabilities	365
Total Liabilities	12,122
NET ASSETS	$9,320,095
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,320,095 and shares outstanding of 585,184,804	$15.93
NUMBER OF SHARES AUTHORIZED	3,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$10,058,928
Total Distributable Earnings (Loss)	(738,833)
NET ASSETS	$9,320,095

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $32,864)	$351,462
Income from Securities Lending	11,450
Expenses Allocated from Affiliated Investment Companies	(13,461)
Total Investment Income	349,451
Fund Expenses
Investment Management Fees	30,411
Accounting & Transfer Agent Fees	1,604
Filing Fees	216
Shareholders’ Reports	584
Directors’/Trustees’ Fees & Expenses	46
Professional Fees	100
Other	203
Total Fund Expenses	33,164
Net Expenses	33,164
Net Investment Income (Loss)	316,287
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	164,767
Futures	(19,889)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(3,930,327)
Futures	271
Net Realized and Unrealized Gain (Loss)	(3,785,178)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,468,891)

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).
**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS***

(Amounts in thousands)

	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$316,287	$238,915
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	164,767	837,220
Futures	(19,889)	26,350
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(3,930,327)	2,927,439
Futures	271	3,416
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,468,891)	4,033,340

Distributions:
Institutional Class Shares	(851,167)	(220,133)

Capital Share Transactions (1):
Shares Issued	2,335,205	2,604,837
Shares Issued in Lieu of Cash Distributions	834,024	214,868
Shares Redeemed	(2,994,929)	(3,315,191)
Net Increase (Decrease) from Capital Share Transactions	174,300	(495,486)
Total Increase (Decrease) in Net Assets	(4,145,758)	3,317,721

Net Assets
Beginning of Year	13,465,853	10,148,132
End of Year	$9,320,095	$13,465,853

(1) Shares Issued and Redeemed:
Shares Issued	123,348	116,406
Shares Issued in Lieu of Cash Distributions	41,490	10,453
Shares Redeemed	(157,815)	(151,391)
Net Increase (Decrease) from Shares Issued and Redeemed	7,023	(24,532)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018
Net Asset Value, Beginning of Year	$23.29	$16.84	$18.21	$18.46	$21.52
Income from Investment Operations
Net Investment Income (Loss) (A)	0.54	0.41	0.33	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.44)	(6.42)	(0.93)	0.58	(2.41)
Total from Investment Operations	(5.90)	6.83	(0.60)	1.01	(1.95)
Less Distributions
Net Investment Income	(0.67)	(0.38)	(0.37)	(0.44)	(0.44)
Net Realized Gains	(0.79)	—	(0.40)	(0.82)	(0.67)
Total Distributions	(1.46)	(0.38)	(0.77)	(1.26)	(1.11)
Net Asset Value, End of Year	$15.93	$23.29	$16.84	$18.21	$18.46
Total Return	(26.55)%	40.83%	(3.64)%	6.44%	(9.54)%

Net Assets, End of Year (thousands)	$9,320,095	$13,465,853	$10,148,132	$12,750,110	$12,656,204
Ratio of Expenses to Average Net Assets*(B)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)(B)	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	2.79%	1.90%	1.96%	2.44%	2.18%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.12%	0.12%	0.12%	0.12%	0.12%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At October 31, 2022, the Fund consisted of one hundred and two operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

The International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

     At October 31, 2022, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/22
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	81%
	The Canadian Small Company Series	97%

The financial statements of the Portfolio’s Underlying Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator.

The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% of average daily net assets.

	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
International Small Company Portfolio	0.30%	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (The “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement will remain in effect through February 28, 2023 and may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/ or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2022, the total liability for deferred compensation to Directors was $96 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021 and October 31, 2022 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gain	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2021	$220,133	—	—	$220,133
2022	483,283	$367,884	—	851,167

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Company Portfolio	$(27,229)	(4,799)	$(32,028)

     At October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
International Small Company Portfolio	$68,133	$121,673	—	$(928,518)	$(738,712)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Small Company Portfolio	$10,236,196	—	$(925,265)	$(925,265)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Underlying Funds that have significant exposure to certain countries, such as the United Kingdom Small Company Series, an Underlying Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolio, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Underlying Fund’s investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

Futures**
International Small Company Portfolio	$98,398

**	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Equity Contracts*,(1)
International Small Company Portfolio	$2,412	$2,412

(1)    Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

*  Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on (Depreciation) on Derivatives
	Total	Equity Contracts(1)
International Small Company Portfolio	$(19,889)	$(19,889)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts(2)
International Small Company Portfolio	$271	$271

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
International Small Company Portfolio	1.08%	23,176	4	3	27,039	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2022.

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminates the asset segregation framework previously used by the Portfolio to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolio began complying with the Valuation Rule on August 1, 2022.

J. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	4	79%

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the broker and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$926.50	0.12%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$805.00	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$812.90	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Continental Small Company Series
Actual Fund Return	$1,000.00	$837.30	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$876.80	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

SERIES

The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
Communication Services	2.4%	Communication Services	4.9%	Communication Services	3.7%
Consumer Discretionary	14.7%	Consumer Discretionary	18.9%	Consumer Discretionary	16.8%
Consumer Staples	7.9%	Consumer Staples	8.6%	Consumer Staples	7.2%
Energy	0.8%	Energy	6.3%	Energy	4.3%
Financials	9.0%	Financials	13.0%	Financials	18.9%
Health Care	5.1%	Health Care	5.7%	Health Care	5.0%
Industrials	28.9%	Industrials	11.8%	Industrials	22.8%
Information Technology	15.6%	Information Technology	7.8%	Information Technology	8.7%
Materials	12.4%	Materials	15.3%	Materials	5.3%
Real Estate	1.5%	Real Estate	6.9%	Real Estate	3.0%
Utilities	1.7%	Utilities	0.8%	Utilities	4.3%
	100.0%		100.0%		100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

The Continental Small Company Series		The Canadian Small Company Series
Communication Services	4.8%	Communication Services	1.3%
Consumer Discretionary	8.4%	Consumer Discretionary	5.5%
Consumer Staples	4.3%	Consumer Staples	4.9%
Energy	4.4%	Energy	28.7%
Financials	16.6%	Financials	9.3%
Health Care	6.0%	Health Care	1.5%
Industrials	27.0%	Industrials	11.0%
Information Technology	10.2%	Information Technology	3.3%
Materials	9.1%	Materials	23.8%
Real Estate	4.9%	Real Estate	2.6%
Utilities	4.3%	Utilities	8.1%
	100.0%		100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2022
(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (2.3%)
Other Securities		$65,450,415	2.3%

CONSUMER DISCRETIONARY — (14.3%)
Resorttrust, Inc.	514,664	9,159,569	0.3%
Other Securities		397,497,061	14.3%
TOTAL CONSUMER DISCRETIONARY		406,656,630	14.6%

CONSUMER STAPLES — (8.0%)
Milbon Co. Ltd.	165,752	7,170,555	0.3%
Nissui Corp.	1,771,500	7,378,320	0.3%
Pigeon Corp.	582,725	9,550,193	0.4%
Other Securities		202,380,648	7.1%
TOTAL CONSUMER STAPLES		226,479,716	8.1%

ENERGY — (0.7%)
Other Securities		20,145,056	0.7%

FINANCIALS — (9.4%)
Fuyo General Lease Co. Ltd.	113,100	7,372,792	0.3%
Gunma Bank Ltd.	2,072,540	7,915,679	0.3%
Hachijuni Bank Ltd.	1,994,500	8,285,116	0.3%
Hirogin Holdings, Inc.	1,509,400	7,571,606	0.3%
Iyogin Holdings, Inc.	1,256,518	6,804,267	0.2%
# JAFCO Group Co. Ltd.	559,900	9,490,859	0.3%
Kyushu Financial Group, Inc.	1,975,137	6,783,494	0.2%
Yamaguchi Financial Group, Inc.	1,237,672	8,074,796	0.3%
Other Securities		204,463,137	7.4%
TOTAL FINANCIALS		266,761,746	9.6%

HEALTH CARE — (5.1%)
H.U. Group Holdings, Inc.	334,600	7,308,147	0.3%
Nipro Corp.	856,500	6,709,186	0.2%
Ship Healthcare Holdings, Inc.	338,200	6,877,836	0.3%
Other Securities		124,408,168	4.4%
TOTAL HEALTH CARE		145,303,337	5.2%

INDUSTRIALS — (28.0%)
Daiseki Co. Ltd.	286,755	9,842,354	0.4%
# DMG Mori Co. Ltd.	731,800	9,691,033	0.4%
Fujikura Ltd.	1,156,300	8,691,937	0.3%
Furukawa Electric Co. Ltd.	418,600	7,811,668	0.3%
# Hazama Ando Corp.	1,150,400	7,342,274	0.3%
# Mabuchi Motor Co. Ltd.	252,834	7,147,840	0.3%
Meitec Corp.	478,200	8,674,568	0.3%
Nagase & Co. Ltd.	584,600	8,835,262	0.3%
Nichias Corp.	378,700	6,767,020	0.3%
Nishimatsu Construction Co. Ltd.	300,400	8,928,988	0.3%
OSG Corp.	526,900	7,214,535	0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Penta-Ocean Construction Co. Ltd.	1,495,300	$6,984,419	0.3%
Sankyu, Inc.	189,600	6,936,698	0.3%
Ushio, Inc.	600,400	7,361,952	0.3%
Other Securities		681,011,902	24.0%
TOTAL INDUSTRIALS		793,242,450	28.4%

INFORMATION TECHNOLOGY — (14.9%)
Anritsu Corp.	851,999	8,296,419	0.3%
Citizen Watch Co. Ltd.	1,550,700	6,962,497	0.3%
Daiwabo Holdings Co. Ltd.	574,800	8,426,758	0.3%
Japan Material Co. Ltd.	431,700	6,942,803	0.3%
Konica Minolta, Inc.	2,014,100	8,024,793	0.3%
Macnica Holdings, Inc.	326,750	7,732,358	0.3%
NET One Systems Co. Ltd.	394,300	10,268,266	0.4%
NSD Co. Ltd.	482,660	8,341,347	0.3%
Tokyo Seimitsu Co. Ltd.	232,600	7,514,908	0.3%
Topcon Corp.	663,300	7,642,519	0.3%
Ulvac, Inc.	166,200	6,926,351	0.3%
Other Securities		334,041,747	11.7%
TOTAL INFORMATION TECHNOLOGY		421,120,766	15.1%

MATERIALS — (12.3%)
ADEKA Corp.	507,000	8,274,430	0.3%
Asahi Holdings, Inc.	472,200	6,898,001	0.3%
Daicel Corp.	1,294,500	9,316,007	0.3%
Kobe Steel Ltd.	1,623,085	7,872,171	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	8,088,705	0.3%
Rengo Co. Ltd.	980,600	6,729,298	0.2%
Taiheiyo Cement Corp.	484,400	7,533,394	0.3%
# Tokai Carbon Co. Ltd.	1,037,400	8,372,081	0.3%
UBE Corp.	611,100	8,957,256	0.3%
Other Securities		276,385,539	9.9%
TOTAL MATERIALS		348,426,882	12.5%

REAL ESTATE — (1.4%)
Other Securities		38,557,093	1.4%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	676,700	10,589,869	0.4%
Other Securities		38,702,073	1.4%
TOTAL UTILITIES		49,291,942	1.8%
TOTAL COMMON STOCKS (Cost $2,804,428,255)		2,781,436,033	99.7%

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@ §The DFA Short Term Investment Fund	4,599,824	53,206,159	1.9%
TOTAL INVESTMENTS—(100.0%) (Cost $2,857,623,056)		$2,834,642,192	101.6%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$65,450,415	—	$65,450,415
Consumer Discretionary	—	406,656,630	—	406,656,630
Consumer Staples	—	226,479,716	—	226,479,716
Energy	—	20,145,056	—	20,145,056
Financials	$3,923,207	262,838,539	—	266,761,746
Health Care	—	145,303,337	—	145,303,337
Industrials	—	793,242,450	—	793,242,450
Information Technology	48,412	421,072,354	—	421,120,766
Materials	—	348,426,882	—	348,426,882
Real Estate	—	38,557,093	—	38,557,093
Utilities	—	49,291,942	—	49,291,942
Securities Lending Collateral	—	53,206,159	—	53,206,159
TOTAL	$3,971,619	$2,830,670,573	—	$2,834,642,192

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2022
(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
AUSTRALIA — (61.2%)
*	AMP Ltd.	10,198,438	$9,069,935	0.7%
#	Ansell Ltd.	705,670	13,554,455	1.1%
#	ARB Corp. Ltd.	515,315	8,943,450	0.7%
	AUB Group Ltd.	762,060	11,609,446	0.9%
	Bapcor Ltd.	2,227,045	9,759,196	0.8%
	Beach Energy Ltd.	7,825,248	8,497,092	0.7%
#	Breville Group Ltd.	652,020	8,096,378	0.6%
	Brickworks Ltd.	486,407	7,317,581	0.6%
#	Champion Iron Ltd.	1,990,929	9,850,043	0.8%
#	Corporate Travel Management Ltd.	713,869	7,107,604	0.6%
	CSR Ltd.	3,176,445	10,157,562	0.8%
	Downer EDI Ltd.	4,211,433	10,583,739	0.8%
	Eagers Automotive Ltd.	941,185	6,899,324	0.5%
	Elders Ltd.	1,009,369	6,928,545	0.5%
# *	Flight Centre Travel Group Ltd.	859,664	8,413,403	0.7%
	Gold Road Resources Ltd.	7,605,514	8,803,578	0.7%
	GrainCorp Ltd., Class A	1,517,016	7,648,083	0.6%
	Healius Ltd.	3,665,521	7,637,480	0.6%
	HUB24 Ltd.	473,024	8,454,097	0.7%
	Insignia Financial Ltd.	4,274,608	9,725,784	0.8%
	IPH Ltd.	1,331,405	7,825,301	0.6%
	IRESS Ltd.	1,215,703	7,858,197	0.6%
	Lifestyle Communities Ltd.	597,458	7,670,238	0.6%
#	New Hope Corp. Ltd.	2,141,365	9,196,453	0.7%
	nib holdings Ltd.	2,992,914	15,652,439	1.2%
	Nufarm Ltd.	2,238,525	9,332,540	0.7%
	Orora Ltd.	5,891,609	11,531,838	0.9%
# *	Paladin Energy Ltd.	16,033,988	7,565,881	0.6%
	Pendal Group Ltd.	2,058,779	6,976,878	0.5%
	Perseus Mining Ltd.	8,455,260	12,166,825	0.9%
#	Regis Resources Ltd.	5,024,922	7,072,073	0.6%
	Reliance Worldwide Corp. Ltd.	4,341,146	8,679,605	0.7%
	Sandfire Resources Ltd.	3,243,721	11,996,080	0.9%
	Sims Ltd.	1,106,977	9,813,700	0.8%
*	Star Entertainment Group Ltd.	5,751,661	6,900,660	0.5%
	Super Retail Group Ltd.	1,057,351	7,674,181	0.6%
	Technology One Ltd.	1,114,194	9,897,100	0.8%
# *	Webjet Ltd.	2,329,981	9,697,754	0.8%
	Other Securities		453,967,587	34.7%
TOTAL AUSTRALIA			800,532,105	61.9%

CHINA — (0.1%)
	Other Securities		1,245,596	0.1%

HONG KONG — (21.8%)
	ASMPT Ltd.	1,624,800	11,539,641	0.9%
	Hysan Development Co. Ltd	2,868,000	9,287,791	0.7%
	Kerry Logistics Network Ltd.	4,063,500	7,281,147	0.6%
	Luk Fook Holdings International Ltd.	3,509,000	10,409,317	0.8%
	Pacific Basin Shipping Ltd.	26,323,000	8,867,810	0.7%
	PCCW Ltd.	15,338,545	6,910,474	0.5%
*	SJM Holdings Ltd.	12,588,750	7,267,056	0.6%
*	Vitasoy International Holdings Ltd.	3,429,000	7,048,231	0.6%
	VTech Holdings Ltd.	1,276,500	8,209,087	0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$208,329,783	16.0%
TOTAL HONG KONG		285,150,337	22.0%

NEW ZEALAND — (4.3%)
Chorus Ltd.	2,327,911	12,055,810	0.9%
Other Securities		44,345,564	3.5%
TOTAL NEW ZEALAND		56,401,374	4.4%

SINGAPORE — (10.9%)
ComfortDelGro Corp. Ltd.	9,355,000	8,591,360	0.7%
Keppel Infrastructure Trust	18,468,846	7,449,616	0.6%
Other Securities		126,952,703	9.7%
TOTAL SINGAPORE		142,993,679	11.0%

UNITED STATES — (0.1%)
Other Security		1,165,055	0.1%
TOTAL COMMON STOCKS		1,287,488,146	99.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		5,274	0.0%

HONG KONG — (0.0%)
Other Security		9,959	0.0%

TOTAL RIGHTS/WARRANTS		15,233	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,513,049,007)		1,287,503,379

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@ §The DFA Short Term Investment Fund	1,755,708	20,308,278	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $1,533,352,947)		$1,307,811,657	101.1%

Summary of the Series’ investments as of December 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$12,679	$800,137,756	$381,670		$800,532,105
China	391,402	854,194	—		1,245,596
Hong Kong	—	284,742,169	408,168		285,150,337
New Zealand	—	56,401,374	—		56,401,374
Singapore	—	142,310,088	683,591		142,993,679
United States	—	1,165,055	—		1,165,055
Rights/Warrants
Australia	—	5,274	—		5,274
Hong Kong	—	9,959	—		9,959
Securities Lending Collateral	—	20,308,278	—		20,308,278
TOTAL	$404,081	$1,305,934,147	$1,473,429	^	$1,307,811,657

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2022
(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (3.1%)
Other Securities		$40,431,648	3.1%

CONSUMER DISCRETIONARY — (16.5%)
Bellway PLC	442,280	10,114,163	0.8%
Domino’s Pizza Group PLC	3,097,499	11,029,718	0.9%
* Frasers Group PLC	1,070,762	9,179,951	0.7%
Games Workshop Group PLC	176,068	18,174,375	1.4%
Greggs PLC	601,854	16,910,384	1.3%
Inchcape PLC	2,330,296	23,007,665	1.8%
Pets at Home Group PLC	2,837,331	9,672,835	0.7%
* Playtech PLC	1,926,086	11,817,988	0.9%
Other Securities		106,531,135	8.2%

TOTAL CONSUMER DISCRETIONARY		216,438,214	16.7%

CONSUMER STAPLES — (7.2%)
Britvic PLC	1,626,728	15,155,725	1.2%
Cranswick PLC	364,144	13,501,638	1.0%
* Marks & Spencer Group PLC	8,169,110	12,051,463	0.9%
Tate & Lyle PLC	2,051,295	17,573,899	1.3%
Other Securities		36,394,059	2.9%

TOTAL CONSUMER STAPLES		94,676,784	7.3%

ENERGY — (4.0%)
* Capricorn Energy PLC	4,040,365	12,777,943	1.0%
Other Securities		39,727,595	3.0%

TOTAL ENERGY		52,505,538	4.0%

FINANCIALS — (19.3%)
Beazley PLC	2,966,424	24,260,648	1.9%
Close Brothers Group PLC	874,035	10,991,545	0.8%
Direct Line Insurance Group PLC	4,463,284	11,896,340	0.9%
Hiscox Ltd.	1,222,797	16,121,877	1.2%
Lancashire Holdings Ltd.	1,661,042	13,060,435	1.0%
Man Group PLC	7,662,342	19,714,104	1.5%
OSB Group PLC	2,156,676	12,469,957	1.0%
Paragon Banking Group PLC	1,921,607	13,065,069	1.0%
Plus500 Ltd.	519,961	11,288,936	0.9%
Virgin Money UK PLC	6,465,048	14,217,573	1.1%
Other Securities		105,383,048	8.2%

TOTAL FINANCIALS		252,469,532	19.5%

HEALTH CARE — (5.0%)
CVS Group PLC	411,527	9,599,115	0.7%
* Indivior PLC	759,374	16,993,590	1.3%
# Mediclinic International PLC	2,400,508	14,371,366	1.1%
Other Securities		24,587,824	2.0%

TOTAL HEALTH CARE		65,551,895	5.1%

The United Kingdom Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (22.4%)
* Babcock International Group PLC	2,860,700	$9,783,539	0.8%
Balfour Beatty PLC	3,585,302	14,671,281	1.1%
Diploma PLC	407,720	13,706,585	1.1%
Grafton Group PLC	1,489,341	14,172,213	1.1%
Hays PLC	9,184,503	12,875,153	1.0%
* JET2 PLC	813,756	9,378,308	0.7%
Pagegroup PLC	1,947,013	10,840,740	0.8%
QinetiQ Group PLC	3,241,231	13,937,978	1.1%
Rotork PLC	4,244,485	15,773,402	1.2%
Serco Group PLC	5,392,112	10,121,823	0.8%
Travis Perkins PLC	1,194,868	12,774,546	1.0%
Other Securities		155,703,847	11.9%

TOTAL INDUSTRIALS		293,739,415	22.6%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	497,525	11,553,855	0.9%
Micro Focus International PLC	1,571,570	10,067,406	0.8%
Oxford Instruments PLC	343,024	9,337,930	0.7%
Softcat PLC	665,854	9,548,264	0.7%
Spectris PLC	452,047	16,376,139	1.3%
Spirent Communications PLC	4,036,030	12,822,643	1.0%
Other Securities		40,849,498	3.1%

TOTAL INFORMATION TECHNOLOGY		110,555,735	8.5%

MATERIALS — (5.4%)
Centamin PLC	8,174,090	11,170,095	0.9%
Victrex PLC	540,365	10,401,325	0.8%
Other Securities		49,037,879	3.7%

TOTAL MATERIALS		70,609,299	5.4%

REAL ESTATE — (3.1%)
Grainger PLC	4,237,552	12,944,333	1.0%
Savills PLC	961,872	9,580,132	0.7%
Other Securities		17,839,508	1.4%

TOTAL REAL ESTATE		40,363,973	3.1%

UTILITIES — (4.2%)
Drax Group PLC	2,467,126	20,927,224	1.6%
Pennon Group PLC	1,331,635	14,317,189	1.1%
Telecom Plus PLC	424,957	11,248,874	0.9%
Other Security		8,432,534	0.6%

TOTAL UTILITIES		54,925,821	4.2%

TOTAL COMMON STOCKS (Cost $1,358,766,370)		1,292,267,854	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@ §The DFA Short Term Investment Fund	1,420,547	16,431,464	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,375,193,424)		$1,308,699,318	100.8%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of December 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$18,744	$40,412,904	—		$40,431,648
Consumer Discretionary	—	216,380,697	$57,517		216,438,214
Consumer Staples	—	94,676,784	—		94,676,784
Energy	—	52,505,538	—		52,505,538
Financials	—	252,469,252	280		252,469,532
Health Care	—	65,548,711	3,184		65,551,895
Industrials	187,224	293,552,191	—		293,739,415
Information Technology	—	110,555,735	—		110,555,735
Materials	—	70,609,299	—		70,609,299
Real Estate	—	40,363,973	—		40,363,973
Utilities	—	54,925,821	—		54,925,821
Securities Lending Collateral	—	16,431,464	—		16,431,464
TOTAL	$205,968	$1,308,432,369	$60,981	^	$1,308,699,318

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2022
(Unaudited)

		Shares	Value»	Percentage of Net Assets*
COMMON STOCKS — (95.5%)
AUSTRIA — (3.3%)
ANDRITZ AG		438,579	$25,105,178	0.5%
Ω	BAWAG Group AG	424,720	22,633,439	0.5%
Other Securities			116,591,206	2.4%

TOTAL AUSTRIA			164,329,823	3.4%

BELGIUM — (4.5%)
Ackermans & van Haaren NV		171,688	29,467,322	0.6%
D’ieteren Group		113,278	21,739,497	0.5%
Euronav NV		1,303,139	21,922,222	0.5%
Other Securities			145,828,076	3.0%

TOTAL BELGIUM			218,957,117	4.6%

CANADA — (0.1%)
Other Security			4,739,469	0.1%

DENMARK — (6.5%)
*	ISS AS	927,711	19,636,255	0.4%
*	Jyske Bank AS	438,610	28,440,260	0.6%
Ringkjoebing Landbobank AS		197,625	26,989,303	0.6%
Royal Unibrew AS		312,981	22,243,672	0.5%
Sydbank AS		461,164	19,399,514	0.4%
Topdanmark AS		363,470	19,127,458	0.4%
Other Securities			186,366,732	3.8%

TOTAL DENMARK			322,203,194	6.7%

FINLAND — (5.4%)
Huhtamaki Oyj		631,957	21,648,921	0.5%
Orion Oyj, Class B		647,459	35,495,651	0.7%
#	Valmet Oyj	967,485	26,116,938	0.6%
Other Securities			183,656,267	3.8%

TOTAL FINLAND			266,917,777	5.6%

FRANCE — (10.8%)
Elis SA		1,241,664	18,328,302	0.4%
IPSOS		294,055	18,416,278	0.4%
Rexel SA		1,360,843	26,915,389	0.6%
*	SOITEC	134,780	22,122,203	0.5%
SPIE SA		871,653	22,727,944	0.5%
Other Securities			422,826,059	8.7%

TOTAL FRANCE			531,336,175	11.1%

GERMANY — (13.8%)
Aurubis AG		263,712	21,466,452	0.4%
Freenet AG		931,981	20,265,255	0.4%
HUGO BOSS AG		410,708	23,743,063	0.5%
K&S AG		1,101,197	21,708,870	0.5%
Lanxess AG		577,941	23,190,856	0.5%
Rheinmetall AG		143,254	28,518,443	0.6%
Other Securities			543,264,734	11.4%

TOTAL GERMANY			682,157,673	14.3%

The Continental Small Company Series
continued

		Shares	Value»	Percentage of Net Assets*
IRELAND — (1.6%)
Bank of Ireland Group PLC		5,362,074	$51,096,891	1.1%
Other Securities			26,686,672	0.5%

TOTAL IRELAND			77,783,563	1.6%

ISRAEL — (3.0%)
Other Securities			145,720,292	3.1%

ITALY — (8.7%)
Banco BPM SpA		9,876,720	35,210,214	0.7%
Brunello Cucinelli SpA		248,717	18,402,798	0.4%
Italgas SpA		3,498,389	19,424,452	0.4%
Leonardo SpA		2,852,618	24,603,144	0.5%
Other Securities			329,264,705	6.9%

TOTAL ITALY			426,905,313	8.9%

NETHERLANDS — (5.4%)
Aalberts NV		673,240	26,224,240	0.6%
Arcadis NV		526,995	20,748,144	0.4%
ASR Nederland NV		586,023	27,844,285	0.6%
BE Semiconductor Industries NV		392,257	23,904,490	0.5%
Ω	Signify NV	689,279	23,202,869	0.5%
Other Securities			143,798,911	3.0%

TOTAL NETHERLANDS			265,722,939	5.6%

NORWAY — (2.3%)
Other Securities			112,913,390	2.4%

PORTUGAL — (0.9%)
Other Securities			44,230,621	0.9%

SOUTH AFRICA — (0.0%)
Other Security			1,083,090	0.0%

SPAIN — (5.8%)
Banco de Sabadell SA		36,362,876	34,179,750	0.7%
Bankinter SA		4,245,482	28,442,744	0.6%
Enagas SA		1,457,648	24,238,499	0.5%
Other Securities			200,727,470	4.2%

TOTAL SPAIN			287,588,463	6.0%

SWEDEN — (6.0%)
Other Securities			296,741,886	6.2%

SWITZERLAND — (17.1%)
Allreal Holding AG		123,491	20,078,655	0.4%
Belimo Holding AG		65,574	31,283,895	0.7%
BKW AG		161,471	22,092,950	0.5%
Bucher Industries AG		54,010	22,539,918	0.5%
Clariant AG		1,148,306	18,236,741	0.4%
*	Flughafen Zurich AG	145,858	22,570,098	0.5%
Ω	Galenica AG	230,164	18,779,155	0.4%
Georg Fischer AG		626,442	38,377,239	0.8%
Helvetia Holding AG		262,788	30,578,715	0.6%
PSP Swiss Property AG		337,750	39,676,189	0.8%
Siegfried Holding AG		32,647	21,685,792	0.5%
Ω	VAT Group AG	101,335	27,818,212	0.6%
Other Securities			528,120,512	10.9%

The Continental Small Company Series
continued

	Shares	Value»	Percentage of Net Assets*
TOTAL SWITZERLAND		$841,838,071	17.6%

UNITED ARAB EMIRATES — (0.0%)
Other Security		879,512	0.0%

UNITED KINGDOM — (0.1%)
Other Security		5,586,382	0.1%

UNITED STATES — (0.2%)
Other Securities		8,976,097	0.2%

TOTAL COMMON STOCKS		4,706,610,847	98.4%

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
Other Securities		38,070,147	0.8%

RIGHTS/WARRANTS — (0.0%)

SWEDEN — (0.0%)
Other Security		1,714	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,264,324,065)		4,744,682,708

		Value†

SECURITIES LENDING COLLATERAL — (3.7%)	15,936,752	184,340,415	3.9%
@ §The DFA Short Term Investment Fund

TOTAL INVESTMENTS—(100.0%) (Cost $4,448,622,466)		$4,929,023,123	103.1%

SA Special Assessment

The Continental Small Company Series
continued

Summary of the Series’ investments as of December 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$164,329,823	—	$164,329,823
Belgium	$757,053	218,200,064	—	218,957,117
Canada	—	4,739,469	—	4,739,469
Denmark	—	322,203,194	—	322,203,194
Finland	—	266,917,777	—	266,917,777
France	—	531,336,175	—	531,336,175
Germany	—	682,157,673	—	682,157,673
Ireland	—	77,783,563	—	77,783,563
Israel	602,163	145,118,129	—	145,720,292
Italy	—	426,905,313	—	426,905,313
Netherlands	—	265,722,939	—	265,722,939
Norway	242,337	112,671,053	—	112,913,390
Portugal	—	44,230,621	—	44,230,621
South Africa	—	1,083,090	—	1,083,090
Spain	—	287,588,463	—	287,588,463
Sweden	—	296,741,886	—	296,741,886
Switzerland	—	841,838,071	—	841,838,071
United Arab Emirates	—	879,512	—	879,512
United Kingdom	—	5,586,382	—	5,586,382
United States	—	8,976,097	—	8,976,097
Preferred Stocks
Germany	—	38,070,147	—	38,070,147
Rights/Warrants
Sweden	—	1,714	—	1,714
Securities Lending Collateral	—	184,340,415	—	184,340,415
TOTAL	$1,601,553	$4,927,421,570	—	$4,929,023,123

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2022
(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (86.9%)
COMMUNICATION SERVICES — (1.1%)
Other Securities		$14,962,350	1.2%

CONSUMER DISCRETIONARY — (4.8%)
* Aritzia, Inc.	470,440	16,451,502	1.3%
Linamar Corp.	247,333	11,197,572	0.9%
Other Securities		39,605,314	3.3%

TOTAL CONSUMER DISCRETIONARY		67,254,388	5.5%

CONSUMER STAPLES — (4.3%)
# Premium Brands Holdings Corp	228,866	13,907,751	1.1%
Primo Water Corp.	83,625	1,299,532	0.1%
Primo Water Corp.	799,922	12,418,287	1.0%
Other Securities		32,622,876	2.7%

TOTAL CONSUMER STAPLES		60,248,446	4.9%

ENERGY — (22.3%)
* Advantage Energy Ltd.	1,137,856	7,958,269	0.6%
* Baytex Energy Corp.	2,599,131	11,671,135	1.0%
# Birchcliff Energy Ltd.	1,560,817	10,870,387	0.9%
# Crescent Point Energy Corp.	2,272,473	16,212,769	1.3%
Crescent Point Energy Corp.	346,792	2,479,563	0.2%
# Enerplus Corp.	1,253,055	22,118,179	1.8%
Enerplus Corp.	28,353	500,430	0.0%
# Freehold Royalties Ltd	671,241	7,847,670	0.6%
# Gibson Energy, Inc.	899,205	15,699,561	1.3%
* MEG Energy Corp.	1,505,204	20,955,019	1.7%
* NuVista Energy Ltd.	1,032,642	9,518,000	0.8%
# Paramount Resources Ltd., Class A	412,121	8,717,246	0.7%
Parex Resources, Inc.	727,671	10,829,077	0.9%
Parkland Corp.	836,660	18,358,323	1.5%
# Peyto Exploration & Development Corp.	965,837	9,893,766	0.8%
# PrairieSky Royalty Ltd.	1,182,767	18,955,719	1.5%
Secure Energy Services, Inc.	1,829,933	9,501,055	0.8%
# Vermilion Energy, Inc.	716,524	12,684,697	1.0%
Vermilion Energy, Inc.	233,451	4,132,083	0.3%
# Whitecap Resources, Inc.	2,229,597	17,685,284	1.4%
Other Securities		77,530,795	6.3%

TOTAL ENERGY		314,119,027	25.4%

FINANCIALS — (8.3%)
# Canadian Western Bank	441,063	7,837,501	0.6%
# CI Financial Corp.	1,010,158	10,079,198	0.8%
Element Fleet Management Corp.	2,180,348	29,710,059	2.4%
# Home Capital Group, Inc.	284,804	8,956,392	0.7%
# Laurentian Bank of Canada	370,975	8,849,699	0.7%
Other Securities		51,779,109	4.3%

TOTAL FINANCIALS		117,211,958	9.5%

HEALTH CARE — (1.3%)
Other Securities		18,284,632	1.5%

The Canadian Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (10.5%)
# *	ATS Corp	403,736	$12,550,405	1.0%
*	Bombardier, Inc., Class A	13,989	546,749	0.0%
# *	Bombardier, Inc., Class B	458,760	17,710,030	1.4%
#	Boyd Group Services, Inc.	101,421	15,667,073	1.3%
Finning International, Inc.		811,389	20,170,867	1.6%
Richelieu Hardware Ltd.		316,493	8,463,967	0.7%
#	SNC-Lavalin Group, Inc.	893,833	15,751,001	1.3%
Other Securities			56,557,829	4.6%

TOTAL INDUSTRIALS			147,417,921	11.9%

INFORMATION TECHNOLOGY — (2.8%)
Other Securities			38,721,532	3.1%

MATERIALS — (22.3%)
Alamos Gold, Inc., Class A		2,141,009	21,647,272	1.8%
Alamos Gold, Inc., Class A		23,683	239,435	0.0%
B2Gold Corp		772,373	2,743,807	0.2%
B2Gold Corp		4,464,724	15,939,065	1.3%
# *	Capstone Mining Corp.	2,311,783	8,434,422	0.7%
#	Labrador Iron Ore Royalty Corp.	316,969	7,861,018	0.6%
#	Methanex Corp.	203,098	7,688,924	0.6%
Methanex Corp.		126,782	4,799,966	0.4%
#	Osisko Gold Royalties Ltd	645,420	7,779,361	0.6%
Pan American Silver Corp.		30,283	494,279	0.0%
#	Pan American Silver Corp.	872,788	14,261,356	1.2%
#	SSR Mining, Inc.	847,686	13,266,220	1.1%
SSR Mining, Inc.		264,536	4,145,279	0.3%
#	Stelco Holdings, Inc.	247,737	8,103,598	0.7%
Stella-Jones, Inc.		302,188	10,828,775	0.9%
#	Yamana Gold, Inc.	3,875,378	21,523,517	1.8%
Yamana Gold, Inc.		588,814	3,267,918	0.3%
Other Securities			161,384,850	13.0%

TOTAL MATERIALS			314,409,062	25.5%

REAL ESTATE — (2.5%)
#	Altus Group Ltd	244,093	9,742,087	0.8%
Tricon Residential, Inc.		1,203,306	9,278,076	0.8%
Other Securities			15,989,515	1.2%

TOTAL REAL ESTATE			35,009,678	2.8%

UTILITIES — (6.7%)
Atco Ltd., Class I		378,351	11,842,330	1.0%
Boralex, Inc., Class A		500,730	14,800,011	1.2%
#	Capital Power Corp.	687,087	23,510,148	1.9%
#	Innergex Renewable Energy, Inc.	748,951	8,960,860	0.7%
TransAlta Corp.		1,716,689	15,353,843	1.2%
Other Securities			20,379,289	1.7%

TOTAL UTILITIES			94,846,481	7.7%

TOTAL COMMON STOCKS (Cost $1,099,897,573)			1,222,485,475	99.0%

TOTAL INVESTMENT SECURITIES (Cost $1,099,897,573)			1,222,485,475

The Canadian Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (13.1%)
@ §The DFA Short Term Investment Fund	15,980,749	$184,849,320	14.9%
TOTAL INVESTMENTS—(100.0%) (Cost $1,284,713,379)		$1,407,334,795	113.9%

As of December 31, 2022, The Canadian Small Company Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	37	03/17/23	$7,077,759	$7,142,850	$65,091
Total Futures Contracts			$7,077,759	$7,142,850	$65,091

Summary of the Series’ investments as of December 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$11,607,590	$3,354,760	—		$14,962,350
Consumer Discretionary	67,226,799	27,589	—		67,254,388
Consumer Staples	60,248,446	—	—		60,248,446
Energy	314,119,027	—	—		314,119,027
Financials	117,211,958	—	—		117,211,958
Health Care	18,269,172	15,460	—		18,284,632
Industrials	147,417,921	—	—		147,417,921
Information Technology	38,721,532	—	—		38,721,532
Materials	314,379,991	—	$29,071		314,409,062
Real Estate	35,009,678	—	—		35,009,678
Utilities	94,846,481	—	—		94,846,481
Securities Lending Collateral	—	$184,849,320	—		$184,849,320
Futures Contracts**	$65,091	—	—		65,091
TOTAL	$1,219,123,686	$188,247,129	$29,071	^	$1,407,399,886

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$60,456,006	2.4%

CONSUMER DISCRETIONARY — (14.4%)
Resorttrust, Inc.	521,964	8,033,803	0.3%
Other Securities		358,737,144	14.2%

TOTAL CONSUMER DISCRETIONARY		366,770,947	14.5%

CONSUMER STAPLES — (7.8%)
Milbon Co. Ltd.	164,552	6,785,094	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	6,745,679	0.3%
Pigeon Corp.	573,125	7,507,397	0.3%
Sapporo Holdings Ltd.	385,720	8,507,745	0.3%
Other Securities		168,517,053	6.6%

TOTAL CONSUMER STAPLES		198,062,968	7.8%

ENERGY — (0.7%)
Other Securities		19,204,938	0.8%

FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	114,800	6,380,157	0.3%
Hachijuni Bank Ltd.	1,994,500	6,360,770	0.3%
Hirogin Holdings, Inc.	1,534,800	6,331,737	0.3%
JAFCO Group Co. Ltd.	588,100	9,023,388	0.4%
Yamaguchi Financial Group, Inc.	1,237,672	6,517,904	0.3%
Other Securities		188,749,126	7.3%

TOTAL FINANCIALS		223,363,082	8.9%

HEALTH CARE — (5.0%)
H.U. Group Holdings, Inc.	348,800	6,492,843	0.3%
Nipro Corp.	839,500	6,328,382	0.3%
Ship Healthcare Holdings, Inc.	346,200	6,639,723	0.3%
Other Securities		108,331,555	4.2%

TOTAL HEALTH CARE		127,792,503	5.1%

INDUSTRIALS — (28.2%)
Daiseki Co. Ltd.	290,755	8,984,172	0.4%
DMG Mori Co. Ltd.	731,800	8,468,845	0.3%
Fujikura Ltd.	1,559,000	9,230,804	0.4%
Furukawa Electric Co. Ltd.	424,300	6,546,029	0.3%
# Hazama Ando Corp.	1,162,500	6,737,422	0.3%
Hitachi Zosen Corp.	1,041,679	6,005,282	0.2%
Inaba Denki Sangyo Co. Ltd.	322,900	6,027,512	0.2%
Mabuchi Motor Co. Ltd.	249,034	6,757,392	0.3%
Meitec Corp.	484,000	8,152,392	0.3%
Nagase & Co. Ltd.	584,600	7,964,771	0.3%
# Nishimatsu Construction Co. Ltd.	313,800	7,640,054	0.3%
Nisshinbo Holdings, Inc.	911,180	6,316,101	0.3%
OSG Corp.	526,900	6,698,620	0.3%
Penta-Ocean Construction Co. Ltd.	1,589,800	7,906,395	0.3%
Ushio, Inc.	622,400	6,463,241	0.3%
Other Securities		610,194,505	24.1%

TOTAL INDUSTRIALS		720,093,537	28.6%

The Japanese Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INFORMATION TECHNOLOGY — (15.3%)
Alps Alpine Co. Ltd.	788,800	$6,776,241	0.3%
Anritsu Corp.	849,300	8,548,093	0.3%
Citizen Watch Co. Ltd.	1,669,800	7,012,673	0.3%
Daiwabo Holdings Co. Ltd.	581,600	7,504,581	0.3%
Dexerials Corp.	345,400	8,044,653	0.3%
DTS Corp.	254,000	6,038,755	0.2%
Konica Minolta, Inc.	2,014,100	6,136,873	0.3%
Macnica Holdings, Inc.	335,450	6,709,361	0.3%
Maruwa Co. Ltd.	57,700	6,779,271	0.3%
NET One Systems Co. Ltd.	383,900	7,884,792	0.3%
NSD Co. Ltd.	489,360	8,362,456	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	7,479,548	0.3%
Topcon Corp.	676,700	7,401,971	0.3%
Ulvac, Inc.	225,700	8,897,322	0.4%
Other Securities		285,987,560	11.2%

TOTAL INFORMATION TECHNOLOGY		389,564,150	15.4%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	7,606,774	0.3%
Asahi Holdings, Inc.	472,200	6,022,117	0.2%
Daicel Corp.	1,608,100	9,175,525	0.4%
Kureha Corp.	103,950	6,674,583	0.3%
Mitsui Mining & Smelting Co. Ltd.	366,200	7,396,353	0.3%
Tokai Carbon Co. Ltd.	1,004,500	6,555,281	0.3%
UBE Corp.	611,100	7,881,843	0.3%
Other Securities		257,679,027	10.2%

TOTAL MATERIALS		308,991,503	12.3%

REAL ESTATE — (1.4%)
Other Securities		36,414,839	1.4%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	684,000	9,936,468	0.4%
Other Securities		32,350,517	1.3%

TOTAL UTILITIES		42,286,985	1.7%
TOTAL COMMON STOCKS (Cost $2,854,128,543)		2,493,001,458	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §The DFA Short Term Investment Fund	4,804,517	55,545,021	2.2%
TOTAL INVESTMENTS—(100.0%) (Cost $2,909,692,756)		$2,548,546,479	101.1%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,456,006	—	$60,456,006
Consumer Discretionary	—	366,770,947	—	366,770,947
Consumer Staples	—	198,062,968	—	198,062,968
Energy	—	19,204,938	—	19,204,938
Financials	$2,856,753	220,506,329	—	223,363,082
Health Care	—	127,792,503	—	127,792,503
Industrials	—	720,093,537	—	720,093,537
Information Technology	—	389,564,150	—	389,564,150
Materials	—	308,991,503	—	308,991,503
Real Estate	—	36,414,839	—	36,414,839
Utilities	—	42,286,985	—	42,286,985
Securities Lending Collateral	—	55,545,021	—	55,545,021
TOTAL	$2,856,753	$2,545,689,726	—	$2,548,546,479

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.4%)
*	AMP Ltd.	12,919,775	$10,418,866	0.9%
#	Ansell Ltd.	667,221	12,045,403	1.0%
#	ARB Corp. Ltd.	515,315	9,567,925	0.8%
	AUB Group Ltd.	762,060	10,083,242	0.9%
	Bapcor Ltd.	2,227,045	9,417,379	0.8%
	Beach Energy Ltd.	8,737,409	8,934,529	0.8%
#	Breville Group Ltd.	652,020	8,261,901	0.7%
	Brickworks Ltd.	469,394	6,646,000	0.6%
#	Corporate Travel Management Ltd.	706,149	7,883,899	0.7%
	CSR Ltd.	3,109,441	9,211,011	0.8%
	Downer EDI Ltd.	3,274,403	9,410,422	0.8%
	Eagers Automotive Ltd.	941,185	7,461,464	0.6%
	Elders Ltd.	1,009,369	8,415,415	0.7%
# *	Flight Centre Travel Group Ltd.	718,191	7,643,947	0.6%
#	Gold Road Resources Ltd.	7,605,514	6,572,387	0.6%
	GrainCorp Ltd., Class A	1,517,016	8,155,207	0.7%
	Healius Ltd.	3,665,521	8,029,741	0.7%
	HUB24 Ltd.	461,678	7,485,853	0.6%
#	Insignia Financial Ltd.	4,120,661	8,306,842	0.7%
	IPH Ltd.	1,331,405	8,467,477	0.7%
	IRESS Ltd.	1,215,703	7,890,780	0.7%
	Lifestyle Communities Ltd.	578,173	6,490,474	0.5%
	Metcash Ltd.	2,899,744	7,612,203	0.6%
#	New Hope Corp. Ltd.	2,341,365	8,505,399	0.7%
	nib holdings Ltd.	2,992,914	12,806,819	1.1%
	Nufarm Ltd.	2,098,872	7,480,120	0.6%
# *	Omni Bridgeway Ltd.	2,355,720	6,782,068	0.6%
	Orora Ltd.	5,992,474	11,628,555	1.0%
# *	Paladin Energy Ltd.	16,033,988	8,680,653	0.7%
#	Pendal Group Ltd.	2,058,779	6,466,738	0.5%
#	Perseus Mining Ltd.	8,114,950	9,451,479	0.8%
	Premier Investments Ltd.	410,666	6,576,580	0.6%
	Reliance Worldwide Corp. Ltd.	4,255,179	8,742,677	0.7%
	Sims Ltd.	1,106,977	8,654,727	0.7%
*	Star Entertainment Group Ltd.	5,751,661	10,819,618	0.9%
#	Super Retail Group Ltd.	1,057,351	6,952,302	0.6%
# *	Syrah Resources Ltd.	4,792,786	7,321,076	0.6%
	Technology One Ltd.	1,296,361	9,972,913	0.8%
Ω	Viva Energy Group Ltd.	3,776,327	6,854,919	0.6%
# *	Webjet Ltd.	2,329,981	7,868,307	0.7%
	Whitehaven Coal Ltd.	3,623,702	21,049,343	1.8%
	Other Securities		417,169,018	34.7%

TOTAL AUSTRALIA			778,195,678	65.2%

CHINA — (0.1%)
	Other Securities		1,050,669	0.1%

HONG KONG — (18.7%)
	ASMPT Ltd.	1,590,200	8,746,899	0.7%
	Kerry Logistics Network Ltd.	4,063,500	6,450,213	0.6%
	Luk Fook Holdings International Ltd.	3,509,000	7,622,920	0.6%
	VTech Holdings Ltd.	1,292,000	6,877,585	0.6%
	Other Securities		195,738,785	16.4%

TOTAL HONG KONG			225,436,402	18.9%

The Asia Pacific Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
NEW ZEALAND — (4.6%)
Chorus Ltd.	2,451,723	$11,836,205	1.0%
* SKYCITY Entertainment Group Ltd.	4,246,632	7,159,611	0.6%
Other Securities		35,984,180	3.0%

TOTAL NEW ZEALAND		54,979,996	4.6%

SINGAPORE — (10.8%)
ComfortDelGro Corp. Ltd.	9,120,200	8,187,132	0.7%
Golden Agri-Resources Ltd.	31,541,800	6,467,918	0.5%
Keppel Infrastructure Trust	18,468,846	6,911,022	0.6%
Other Securities		109,293,171	9.1%

TOTAL SINGAPORE		130,859,243	10.9%

TOTAL COMMON STOCKS		1,190,521,988	99.7%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		21,319	0.0%

HONG KONG — (0.0%)
Other Security		5,255	0.0%

TOTAL RIGHTS/WARRANTS		26,574	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,539,796,503)		1,190,548,562

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@ §The DFA Short Term Investment Fund	1,496,806	17,304,573	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,557,108,416)		$1,207,853,135	101.2%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,084	$777,796,648	$390,946	$778,195,678
China	—	1,050,669	—	1,050,669
Hong Kong	—	224,321,261	1,115,141	225,436,402
New Zealand	—	54,979,996	—	54,979,996
Singapore	637,539	129,841,227	380,477	130,859,243
Rights/Warrants
Australia	—	21,319	—	21,319
Hong Kong	—	5,255	—	5,255
Securities Lending Collateral	—	17,304,573	—	17,304,573
TOTAL	$645,623	$1,205,320,948	$1,886,564^	$1,207,853,135

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.5%)
	COMMUNICATION SERVICES — (3.6%)
	Euromoney Institutional Investor PLC	592,842	$9,845,186	0.8%
	Other Securities		33,354,764	2.9%

	TOTAL COMMUNICATION SERVICES		43,199,950	3.7%

	CONSUMER DISCRETIONARY — (16.3%)
	Bellway PLC	429,828	9,141,218	0.8%
*	Frasers Group PLC	1,220,486	9,056,198	0.8%
	Games Workshop Group PLC	176,198	12,933,595	1.1%
	Greggs PLC	604,556	14,014,474	1.2%
	Inchcape PLC	2,415,336	20,604,988	1.8%
	Pets at Home Group PLC	3,042,980	10,061,388	0.9%
*	Playtech PLC	1,947,421	11,571,872	1.0%
#	Vistry Group PLC	1,228,992	8,503,987	0.7%
	Other Securities		98,610,384	8.4%

	TOTAL CONSUMER DISCRETIONARY		194,498,104	16.7%

	CONSUMER STAPLES — (7.0%)
	Britvic PLC	1,626,728	13,586,475	1.2%
	Cranswick PLC	365,093	12,464,969	1.1%
*	Marks & Spencer Group PLC	7,566,588	9,163,708	0.8%
	Tate & Lyle PLC	2,060,165	16,553,803	1.4%
	Other Securities		31,665,598	2.6%

	TOTAL CONSUMER STAPLES		83,434,553	7.1%

	ENERGY — (4.2%)
*	Capricorn Energy PLC	4,040,365	11,477,115	1.0%
	Other Securities		38,574,608	3.3%

	TOTAL ENERGY		50,051,723	4.3%

	FINANCIALS — (18.4%)
	Beazley PLC	3,081,626	22,100,836	1.9%
	Close Brothers Group PLC	898,617	10,123,897	0.9%
	Hiscox Ltd.	1,420,362	14,632,152	1.2%
	Lancashire Holdings Ltd.	1,670,143	9,478,286	0.8%
	Man Group PLC	7,662,342	19,060,892	1.6%
	OSB Group PLC	2,135,454	10,176,648	0.9%
	Paragon Banking Group PLC	1,934,045	9,462,355	0.8%
	Plus500 Ltd.	525,338	10,868,092	0.9%
Ω	Quilter PLC	8,070,566	8,945,685	0.8%
	TP ICAP Group PLC	4,137,686	8,726,393	0.7%
	Virgin Money UK PLC	6,368,888	9,926,426	0.8%
	Other Securities		86,017,639	7.5%

	TOTAL FINANCIALS		219,519,301	18.8%

	HEALTH CARE — (4.9%)
	CVS Group PLC	413,530	8,938,783	0.8%
	Indivior PLC	771,895	14,621,023	1.2%
#	Mediclinic International PLC	2,400,508	13,655,822	1.2%
	Other Securities		20,957,862	1.8%

	TOTAL HEALTH CARE		58,173,490	5.0%

	INDUSTRIALS — (22.3%)
*	Babcock International Group PLC	2,860,700	9,035,971	0.8%

The United Kingdom Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Balfour Beatty PLC	3,610,310	$12,369,652	1.1%
Diploma PLC	427,629	12,162,994	1.0%
Grafton Group PLC	1,499,770	11,874,058	1.0%
Hays PLC	9,235,636	11,644,369	1.0%
Pagegroup PLC	1,968,311	9,493,890	0.8%
QinetiQ Group PLC	3,269,929	13,478,205	1.2%
Rotork PLC	4,427,553	12,977,500	1.1%
Serco Group PLC	5,072,076	9,486,190	0.8%
Travis Perkins PLC	1,187,192	11,189,269	1.0%
Other Securities		151,227,680	12.9%

TOTAL INDUSTRIALS		264,939,778	22.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	501,179	10,398,774	0.9%
Micro Focus International PLC	1,571,570	9,370,682	0.8%
Softcat PLC	677,739	8,707,891	0.7%
Spectris PLC	462,131	16,016,986	1.4%
Spirent Communications PLC	4,065,908	12,069,222	1.0%
Other Securities		44,097,451	3.8%

TOTAL INFORMATION TECHNOLOGY		100,661,006	8.6%

MATERIALS — (5.1%)
Victrex PLC	545,312	10,356,993	0.9%
Other Securities		50,618,342	4.3%

TOTAL MATERIALS		60,975,335	5.2%

REAL ESTATE — (3.0%)
Grainger PLC	4,237,552	11,018,013	0.9%
Savills PLC	965,499	9,122,034	0.8%
Other Securities		15,177,252	1.3%

TOTAL REAL ESTATE		35,317,299	3.0%

UTILITIES — (4.2%)
Centrica PLC	12,351,821	10,853,682	0.9%
Drax Group PLC	2,494,304	14,895,027	1.3%
Pennon Group PLC	1,360,703	13,075,947	1.1%
Telecom Plus PLC	427,882	10,401,875	0.9%
Other Security		539,940	0.1%

TOTAL UTILITIES		49,766,471	4.3%

TOTAL COMMON STOCKS (Cost $1,400,292,665)		1,160,537,010	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §The DFA Short Term Investment Fund	2,548,908	29,467,920	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,429,768,069)		$1,190,004,930	101.9%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$23,016	$43,176,934	—	$43,199,950
Consumer Discretionary	—	194,388,958	$109,146	194,498,104
Consumer Staples	—	83,434,553	—	83,434,553
Energy	—	50,051,723	—	50,051,723
Financials	—	219,518,781	520	219,519,301
Health Care	—	58,167,401	6,089	58,173,490
Industrials	160,252	264,779,526	—	264,939,778
Information Technology	—	100,661,006	—	100,661,006
Materials	—	60,975,335	—	60,975,335
Real Estate	—	35,317,299	—	35,317,299
Utilities	—	49,766,471	—	49,766,471
Securities Lending Collateral	—	29,467,920	—	29,467,920
TOTAL	$183,268	$1,189,705,907	$115,755^	$1,190,004,930

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (93.7%)
	AUSTRIA — (3.1%)
	ANDRITZ AG	444,373	$20,652,912	0.5%
Ω	BAWAG Group AG	344,403	16,626,330	0.4%
	Other Securities		104,285,328	2.4%

	TOTAL AUSTRIA		141,564,570	3.3%

	BELGIUM — (4.4%)
	Ackermans & van Haaren NV	172,739	24,066,242	0.6%
	D’ieteren Group	122,666	20,415,062	0.5%
	Euronav NV	1,306,429	22,776,000	0.5%
	Other Securities		132,956,790	3.0%

	TOTAL BELGIUM		200,214,094	4.6%

	DENMARK — (6.2%)
#*	ISS AS	927,711	17,037,438	0.4%
*	Jyske Bank AS	445,581	24,047,629	0.6%
	Ringkjoebing Landbobank AS	197,936	21,527,994	0.5%
	Royal Unibrew AS	312,072	17,826,861	0.4%
	Topdanmark AS	367,737	16,972,205	0.4%
	Other Securities		187,427,684	4.2%

	TOTAL DENMARK		284,839,811	6.5%

	FINLAND — (5.3%)
	Huhtamaki Oyj	643,085	23,112,067	0.5%
	Orion Oyj, Class B	676,382	31,125,885	0.7%
	Valmet Oyj	1,002,259	22,794,608	0.5%
	Other Securities		164,215,005	3.8%

	TOTAL FINLAND		241,247,565	5.5%

	FRANCE — (10.4%)
	Gaztransport Et Technigaz SA	161,171	18,750,394	0.4%
	Nexans SA	198,522	18,537,701	0.4%
	Rexel SA	1,687,054	30,105,974	0.7%
*	SOITEC	136,660	17,498,496	0.4%
	SPIE SA	887,677	20,765,906	0.5%
	Other Securities		368,603,169	8.5%

	TOTAL FRANCE		474,261,640	10.9%

	GERMANY — (13.4%)
*	Aareal Bank AG	523,741	16,561,936	0.4%
	Aurubis AG	287,683	18,152,871	0.4%
	Freenet AG	962,168	18,912,546	0.4%
	Hugo Boss AG	426,713	19,653,270	0.5%
	K&S AG	1,269,799	28,035,878	0.7%
	Lanxess AG	577,941	19,544,674	0.5%
	Rheinmetall AG	186,043	30,241,593	0.7%
	Other Securities		460,058,281	10.5%

	TOTAL GERMANY		611,161,049	14.1%

	IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,945,531	42,811,519	1.0%
	Other Securities		24,848,912	0.6%

	TOTAL IRELAND		67,660,431	1.6%

The Continental Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
	ISRAEL — (3.6%)
	Other Securities		$162,740,149	3.7%

	ITALY — (8.4%)
	Banco BPM SpA	10,252,032	31,017,683	0.7%
	Italgas SpA	3,535,826	18,217,452	0.4%
	Leonardo SpA	2,965,480	23,824,938	0.6%
	Other Securities		310,831,433	7.1%

	TOTAL ITALY		383,891,506	8.8%

	NETHERLANDS — (5.6%)
	Aalberts NV	686,131	23,803,028	0.6%
	Arcadis NV	533,103	18,091,946	0.4%
	ASR Nederland NV	672,922	29,630,688	0.7%
	BE Semiconductor Industries NV	405,420	20,662,135	0.5%
#	OCI NV	554,235	21,198,317	0.5%
Ω	Signify NV	711,679	19,717,182	0.5%
	Other Securities		123,236,655	2.7%

	TOTAL NETHERLANDS		256,339,951	5.9%

	NORWAY — (2.4%)
	Other Securities		111,438,926	2.6%

	PORTUGAL — (1.0%)
	Other Securities		43,915,237	1.0%

	SPAIN — (5.7%)
	Banco de Sabadell SA	36,362,876	28,610,453	0.7%
	Bankinter SA	4,326,671	26,171,851	0.6%
#	Enagas SA	1,457,648	23,663,312	0.5%
	Other Securities		184,347,363	4.2%

	TOTAL SPAIN		262,792,979	6.0%

	SWEDEN — (5.9%)
	Other Securities		270,528,558	6.2%

	SWITZERLAND — (16.5%)
	Allreal Holding AG	125,251	17,941,765	0.4%
	Belimo Holding AG	65,574	26,708,771	0.6%
	BKW AG	163,805	19,109,935	0.4%
	Bucher Industries AG	54,335	18,319,886	0.4%
	Clariant AG	1,125,574	18,088,884	0.4%
	DKSH Holding AG	235,948	17,021,421	0.4%
*	Flughafen Zurich AG	147,702	22,913,924	0.5%
	Georg Fischer AG	630,511	34,920,705	0.8%
	Helvetia Holding AG	266,750	26,488,894	0.6%
	PSP Swiss Property AG	340,600	36,386,222	0.8%
	Siegfried Holding AG	32,909	19,590,005	0.5%
Ω	VAT Group AG	114,674	26,180,212	0.6%
	Other Securities		470,666,378	11.0%

	TOTAL SWITZERLAND		754,337,002	17.4%

	UNITED STATES — (0.3%)
	Other Securities		12,849,060	0.3%

	TOTAL COMMON STOCKS		4,279,782,528	98.4%

The Continental Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		$33,294,751	0.8%

TOTAL INVESTMENT SECURITIES (Cost $4,398,989,975)		4,313,077,279

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@ §The DFA Short Term Investment Fund	22,188,427	256,520,399	5.9%

TOTAL INVESTMENTS—(100.0%) (Cost $4,655,611,905)		$4,569,597,678	105.1%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	$376,173	$141,188,397	—		$141,564,570
Belgium	792,151	199,421,943	—		200,214,094
Denmark	—	284,839,811	—		284,839,811
Finland	—	241,247,565	—		241,247,565
France	127,704	474,099,006	$34,930		474,261,640
Germany	—	611,161,049	—		611,161,049
Ireland	—	67,660,431	—		67,660,431
Israel	585,758	162,154,391	—		162,740,149
Italy	—	383,891,506	—		383,891,506
Netherlands	—	256,339,951	—		256,339,951
Norway	239,412	111,199,514	—		111,438,926
Portugal	—	43,915,237	—		43,915,237
Spain	—	262,792,979	—		262,792,979
Sweden	704,204	269,824,354	—		270,528,558
Switzerland	—	754,337,002	—		754,337,002
United States	5,487,656	7,361,404	—		12,849,060
Preferred Stocks
Germany	—	33,294,751	—		33,294,751
Securities Lending Collateral	—	256,520,399	—		256,520,399
TOTAL	$8,313,058	$4,561,249,690	$34,930	^	$4,569,597,678

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (85.9%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$15,273,446	1.2%

CONSUMER DISCRETIONARY — (4.7%)
#*	Aritzia, Inc.	461,040	17,881,861	1.5%
	Linamar Corp.	255,634	10,941,402	0.9%
	Other Securities		38,001,319	3.1%

TOTAL CONSUMER DISCRETIONARY			66,824,582	5.5%

CONSUMER STAPLES — (4.2%)
#	North West Co., Inc.	291,156	7,576,232	0.6%
#	Premium Brands Holdings Corp.	227,466	13,419,050	1.1%
	Primo Water Corp.	93,425	1,363,071	0.1%
	Primo Water Corp.	799,922	11,661,064	1.0%
	Other Securities		25,055,883	2.1%

TOTAL CONSUMER STAPLES			59,075,300	4.9%

ENERGY — (24.7%)
*	Advantage Energy Ltd.	1,194,867	9,033,751	0.7%
*	Baytex Energy Corp.	2,341,875	12,720,575	1.0%
#	Birchcliff Energy Ltd.	1,610,417	12,518,307	1.0%
#	Crescent Point Energy Corp.	2,943,000	23,006,533	1.9%
#	Crescent Point Energy Corp.	346,792	2,715,381	0.2%
#	Enerplus Corp.	1,294,755	22,448,059	1.9%
	Enerplus Corp.	28,353	490,790	0.0%
#	Freehold Royalties Ltd.	652,441	8,117,499	0.7%
#	Gibson Energy, Inc.	899,205	15,345,922	1.3%
# *	MEG Energy Corp.	2,167,763	32,412,620	2.7%
*	NuVista Energy Ltd.	1,111,528	11,022,676	0.9%
#	Paramount Resources Ltd., Class A	405,621	8,592,673	0.7%
	Parex Resources, Inc.	774,607	11,815,124	1.0%
	Parkland Corp.	836,660	16,913,140	1.4%
#	Peyto Exploration & Development Corp.	965,837	9,017,834	0.7%
#	PrairieSky Royalty Ltd.	1,182,767	18,370,720	1.5%
	Secure Energy Services, Inc.	1,849,956	9,709,094	0.8%
#	Vermilion Energy, Inc.	716,524	16,719,858	1.4%
	Vermilion Energy, Inc.	233,451	5,441,743	0.5%
#	Whitecap Resources, Inc.	2,696,209	20,899,159	1.7%
	Other Securities		81,074,025	6.7%

TOTAL ENERGY			348,385,483	28.7%

FINANCIALS — (8.0%)
#	Canadian Western Bank	498,863	8,678,426	0.7%
#	CI Financial Corp.	1,010,158	10,113,814	0.8%
	Element Fleet Management Corp.	2,180,348	29,047,834	2.4%
#	Laurentian Bank of Canada	370,975	8,278,078	0.7%
	Other Securities		56,710,772	4.7%

TOTAL FINANCIALS			112,828,924	9.3%

HEALTH CARE — (1.3%)
	Other Securities		18,737,939	1.5%

INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	13,177,745	1.1%
#*	Bombardier, Inc., Class A	13,989	415,455	0.0%

The Canadian Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#*	Bombardier, Inc., Class B	435,248	$12,782,522	1.1%
#	Boyd Group Services, Inc.	87,102	12,394,461	1.0%
	Finning International, Inc.	809,489	17,213,562	1.4%
	Richelieu Hardware Ltd.	316,493	8,495,724	0.7%
#	Russel Metals, Inc.	345,023	7,146,878	0.6%
#	SNC-Lavalin Group, Inc.	888,433	15,383,811	1.3%
	Other Securities		46,315,708	3.8%

TOTAL INDUSTRIALS			133,325,866	11.0%

INFORMATION TECHNOLOGY — (2.8%)
	Other Securities		39,577,541	3.2%

MATERIALS — (20.5%)
	Alamos Gold, Inc., Class A	2,191,494	17,292,586	1.4%
	Alamos Gold, Inc., Class A	23,683	186,859	0.0%
	B2Gold Corp.	523,630	1,598,929	0.1%
	B2Gold Corp.	4,206,445	12,913,786	1.1%
	Lundin Mining Corp.	1,333,672	6,989,700	0.6%
#	Methanex Corp.	214,217	7,476,800	0.6%
#	Methanex Corp.	126,782	4,423,424	0.4%
	Pan American Silver Corp.	30,283	483,470	0.0%
#	Pan American Silver Corp.	807,720	12,907,366	1.1%
#	SSR Mining, Inc.	847,686	11,672,908	1.0%
	SSR Mining, Inc.	262,936	3,628,517	0.3%
#	Stella-Jones, Inc.	312,231	9,403,485	0.8%
	Turquoise Hill Resources Ltd.	237,010	6,662,351	0.6%
#*	Turquoise Hill Resources Ltd.	259,936	7,319,089	0.6%
#	Yamana Gold, Inc.	3,875,378	17,010,871	1.4%
	Yamana Gold, Inc.	588,814	2,579,005	0.2%
	Other Securities		166,659,300	13.6%

TOTAL MATERIALS			289,208,446	23.8%

REAL ESTATE — (2.3%)
#	Altus Group Ltd.	244,093	8,673,647	0.7%
#	Tricon Residential, Inc.	1,203,306	10,139,797	0.8%
	Tricon Residential, Inc.	103,827	875,262	0.1%
	Other Securities		12,011,086	1.0%

TOTAL REAL ESTATE .			31,699,792	2.6%

UTILITIES — (6.9%)
	Atco Ltd., Class I	397,742	12,349,607	1.0%
	Boralex, Inc., Class A	499,461	14,162,424	1.2%
#	Brookfield Infrastructure Corp., Class A	205,538	8,868,171	0.7%
	Capital Power Corp.	724,520	24,250,825	2.0%
#	Innergex Renewable Energy, Inc.	748,951	8,246,239	0.7%
	TransAlta Corp.	1,758,255	15,487,254	1.3%
	Other Securities		14,633,883	1.2%

TOTAL UTILITIES			97,998,403	8.1%

TOTAL COMMON STOCKS (Cost $1,129,103,652)			1,212,935,722	99.8%

TOTAL INVESTMENT SECURITIES (Cost $1,129,103,652)			1,212,935,722

The Canadian Small Company Series
continued

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (14.1%)
@ §The DFA Short Term Investment Fund	17,275,482	$199,721,843	16.5%
TOTAL INVESTMENTS—(100.0%) (Cost $1,328,909,530)		$1,412,657,565	116.3%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,643,215	$3,630,231	—	$15,273,446
Consumer Discretionary	66,824,582	—	—	66,824,582
Consumer Staples	59,075,300	—	—	59,075,300
Energy	348,385,483	—	—	348,385,483
Financials	112,828,924	—	—	112,828,924
Health Care	18,723,050	14,889	—	18,737,939
Industrials	133,325,866	—	—	133,325,866
Information Technology	39,577,541	—	—	39,577,541
Materials	289,169,935	38,511	—	289,208,446
Real Estate	31,699,792	—	—	31,699,792
Utilities	97,998,403	—	—	97,998,403
Securities Lending Collateral	—	199,721,843	—	199,721,843
TOTAL	$1,209,252,091	$203,405,474	—	$1,412,657,565

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022
(Unaudited)

(Amounts in thousands)

	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*	The Continental Small Company Series*	The Canadian Small Company Series*
ASSETS:
Investment Securities at Value (including $116,585, $86,562, $15,139, $166,998 and $179,167 of securities on loan, respectively)	$2,781,436	$1,287,503	$1,292,268	$4,744,683	$1,222,485
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $53,195, $20,304, $16,427, $184,298 and $184,816, respectively)	53,206	20,308	16,431	184,340	184,849
Foreign Currencies at Value	359	2,088	1,541	7,431	15,835
Cash	—	1,159	—	—	—
Receivables:
Investment Securities Sold	2,544	3,050	792	1,993	6
Dividends, Interest and Tax Reclaims	6,263	3,560	3,489	29,086	3,811
Securities Lending Income	146	344	25	445	130
Futures Margin Variation	—	—	—	—	65
Total Assets	2,843,954	1,318,012	1,314,546	4,967,978	1,427,181
LIABILITIES:
Payables:
Due to Custodian	43	—	257	4,402	11,128
Upon Return of Securities Loaned	52,928	20,321	16,031	179,903	180,713
Investment Securities Purchased	—	3,801	—	—	—
Due to Advisor	234	111	112	409	107
Unrealized Loss on Foreign Currency Contracts	15	5	—	—	—
Accrued Expenses and Other Liabilities	210	117	94	429	62
Total Liabilities	53,430	24,355	16,494	185,143	192,010
NET ASSETS	$2,790,524	$1,293,657	$1,298,052	$4,782,835	$1,235,171
Investment Securities at Cost	$2,804,428	$1,513,049	$1,358,766	$4,264,324	$1,099,898
Foreign Currencies at Cost	$357	$2,088	$1,534	$7,399	$15,790

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2022

(Amounts in thousands)

	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*	The Continental Small Company Series*	The Canadian Small Company Series*
ASSETS:
Investment Securities at Value (including $134,496, $112,812, $27,667, $232,134 and $211,169 of securities on loan, respectively)	$2,493,001	$1,190,549	$1,160,537	$4,313,078	$1,212,936
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $55,564, $17,312, $29,475, $256,622 and $199,806)	55,545	17,305	29,468	256,520	199,722
Foreign Currencies at Value	174	1,718	1,035	1,400	1,520
Cash	975	210	8	526	—
Receivables:
Investment Securities Sold	4,450	126	1,867	14,246	22,504
Dividends, Interest and Tax Reclaims	23,051	1,315	5,013	28,879	719
Securities Lending Income	164	337	20	375	166
Unrealized Gain on Foreign Currency Contracts	4	5	—	—	—
Prepaid Expenses and Other Assets	—	—	—	—	1
Total Assets	2,577,364	1,211,565	1,197,948	4,615,024	1,437,568
LIABILITIES:
Payables:
Due to Custodian	—	—	—	—	122
Upon Return of Securities Loaned	56,630	17,192	29,920	267,759	222,227
Investment Securities Purchased	—	148	—	—	—
Due to Advisor	215	102	96	354	100
Futures Margin Variation	—	—	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	—	—
Accrued Expenses and Other Liabilities	176	102	85	338	59
Total Liabilities	57,021	17,544	30,101	268,461	222,508
NET ASSETS	$2,520,343	$1,194,021	$1,167,847	$4,346,563	$1,215,060
Investments Securities at Cost	$2,854,129	$1,539,797	$1,400,293	$4,398,990	$1,129,104
Foreign Currencies at Cost	$175	$1,705	$1,040	$1,406	$1,516

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#	The Continental Small Company Series#	The Canadian Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,447, $724, $332, $22,430 and $5,523 respectively)	$76,219	$63,499	$63,674	$154,725	$39,740
Non Cash Income
Income from Securities Lending	1,562	4,162	102	5,905	1,683
Total Investment Income	77,781	67,661	63,776	160,630	41,423
Expenses
Investment Management Fees	2,900	1,555	1,523	5,401	1,333
Accounting & Transfer Agent Fees	—	4	—	8	7
Custodian Fees	419	272	106	1,013	76
Shareholders’ Reports	18	17	17	21	17
Directors’/Trustees’ Fees & Expenses	13	7	6	21	6
Professional Fees	39	19	20	144	14
Other	93	49	49	180	37
Total Expenses	3,482	1,923	1,721	6,788	1,490
Fees Paid Indirectly (Note C)	23	5	12	29	9
Net Expenses	3,459	1,918	1,721	6,759	1,481
Net Investment Income (Loss)	74,322	65,743	62,067	153,871	39,942
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	5,574	33,519	(4,763)	53,125	84,639
Affiliated Investment Companies Shares Sold	(8)	(10)	(3)	(59)	(66)
Futures	—	349	—	—	27
Foreign Currency Transactions	(5,554)	(731)	(1,687)	(2,690)	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(862,888)	(565,107)	(665,322)	(2,054,707)	(295,189)
Affiliated Investment Companies Shares	(32)	(12)	(11)	(130)	(101)
Translation of Foreign Currency Denominated Amounts	(284)	(8)	(66)	(3,148)	(9)
Net Realized and Unrealized Gain (Loss)	(863,192)	(532,000)	(671,852)	(2,007,609)	(210,800)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(788,870)	$(466,257)	$(609,785)	$(1,853,738)	$(170,858)

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small Company Series
	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,322	$67,580
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,574	106,212
Affiliated Investment Companies Shares Sold	(8)	4
Foreign Currency Transactions	(5,554)	(32)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(862,888)	204,124
Affiliated Investment Companies Shares	(32)	(6)
Translation of Foreign Currency-Denominated Amounts	(284)	(657)
Net Increase (Decrease) in Net Assets Resulting from Operations	(788,870)	377,225
Transactions in Interest:
Contributions	112,114	441,236
Withdrawals	(219,045)	(345,470)
Net Increase (Decrease) from Transactions in Interest	(106,931)	95,766
Total Increase (Decrease) in Net Assets	(895,801)	472,991
Net Assets
Beginning of Year	3,416,144	2,943,153
End of Year	$2,520,343	$3,416,144

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series
	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,743	$62,661	$62,067	$43,588
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	33,519	188,465	(4,763)	99,258
Affiliated Investment Companies Shares Sold	(10)	(3)	(3)	1
Futures	349	—	—	(120)
Foreign Currency Transactions	(731)	(238)	(1,687)	291
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(565,107)	322,334	(665,322)	602,698
Affiliated Investment Companies Shares	(12)	(1)	(11)	(3)
Translation of Foreign Currency-Denominated Amounts	(8)	8	(66)	25
Net Increase (Decrease) in Net Assets Resulting from Operations	(466,257)	573,226	(609,785)	745,738
Transactions in Interest:
Contributions	49,404	105,831	38,338	46,399
Withdrawals	(212,093)	(383,104)	(157,982)	(370,643)
Net Increase (Decrease) from Transactions in Interest	(162,689)	(277,273)	(119,644)	(324,244)
Total Increase (Decrease) in Net Assets	(628,946)	295,953)	(729,429)	421,494
Net Assets
Beginning of Year	1,822,967	1,527,014	1,897,276	1,475,782
End of Year	$1,194,021	$1,822,967	$1,167,847	$1,897,276

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$153,871	$125,991	$39,942	$24,914
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	53,125	392,015	84,639	167,819
Affiliated Investment Companies Shares Sold	(59)	2	(66)	(11)
Futures	—	—	27	42
Foreign Currency Transactions	(2,690)	(1,344)	(101)	445
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,054,707)	1,753,296	(295,189)	390,372
Affiliated Investment Companies Shares	(130)	(21)	(101)	(6)
Translation of Foreign Currency-Denominated Amounts	(3,148)	(445)	(9)	3
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,853,738)	2,269,494	(170,858)	583,578
Transactions in Interest:
Contributions	179,167	513,046	51,681	164,451
Withdrawals	(517,971)	(845,380)	(117,171)	(267,504)
Net Increase (Decrease) from Transactions in Interest	(338,804)	(332,334)	(65,490)	(103,053)
Total Increase (Decrease) in Net Assets	(2,192,542)	1,937,160	(236,348)	480,525
Net Assets
Beginning of Year	6,539,105	4,601,945	1,451,408	970,883
End of Year	$4,346,563	$6,539,105	$1,215,060	$1,451,408

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(23.60)%	13.08%	(1.93)%	4.47%	(7.46)%	(26.65)%	38.31%	0.14%	5.27	(8.14)%
Net Assets, End of Year (thousands)	$2,520,343	$3,416,144	$2,943,153	$3,748,177	$3,834,097	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,730,371
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.11%	2.13%	2.32%	1.90%	4.23%	3.42%	4.21%	4.11%	3.96%
Portfolio Turnover Rate	11%	11%	5%	12%	17%	19%	19%	18%	18%	18%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(33.34)%	51.93%	(14.87)%	10.67%	(8.90)%	(29.07)%	51.24%	(2.23)%	8.43%	(10.78)%
Net Assets, End of Year (thousands)	$1,167,847	$1,897,276	$1,475,782	$2,277,451	$2,188,825	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$5,422,260
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.11%	0.11%	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%	0.12%	0.12%	0.12%	0.11%	0.13%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.07%	2.27%	2.38%	3.43%	3.23%	2.85%	2.11%	2.15%	2.74%	2.51%
Portfolio Turnover Rate	14%	12%	9%	18%	14%	11%	17%	8%	17%	15%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Canadian Small Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(12.52)%	59.72%	6.02%	1.00%	(10.44)%
Net Assets, End of Year (thousands)	$1,215,060	$1,451,408	$970,883	$1,148,615	$1,146,811
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.00%	1.90%	2.08%	2.37%	2.11%
Portfolio Turnover Rate	15%	27%	18%	12%	14%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, five of which, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to- valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The Japanese Small Company Series	$23
The Asia Pacific Small Company Series	5
The United Kingdom Small Company Series	12
The Continental Small Company Series	29
The Canadian Small Company Series	9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2022, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$35
The Asia Pacific Small Company Series	16
The United Kingdom Small Company Series	23
The Continental Small Company Series	25
The Canadian Small Company Series	7

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$321,472	$359,611
The Asia Pacific Small Company Series	291,315	329,566
The United Kingdom Small Company Series	224,491	206,460
The Continental Small Company Series	577,020	760,337
The Canadian Small Company Series	206,110	202,538

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows(amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions

The Japanese Small Company Series
The DFA Short Term Investment Fund	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—
Total	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—

The Asia Pacific Small Company
The DFA Short Term Investment Fund	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—
Total	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—

The United Kingdom small Company Series
The DFA Short Term Investment Fund	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—
Total	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—
Total	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—

The Canadian Small Company
The DFA Short Term Investment Fund	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—
Total	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Japanese Small Company Series	$2,969,111	$334,789	$(755,354)	$(420,565)
The Asia Pacific Small Company Series	1,584,563	177,560	(554,270)	(376,710)
The United Kingdom Small Company Series	1,439,003	187,762	(436,759)	(248,997)
The Continental Small Company Series	4,686,399	958,768	(1,075,569)	(116,801)
The Canadian Small Company Series	1,365,752	287,544	(240,639)	46,905

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

Futures*
The Asia Pacific Small Company Series	$1,325
The Canadian Small Company Series	734

*	Average Notional Value of contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts(1)
The Asia Pacific Small Company Series	$349	$349*
The Canadian Small Company Series	27	27*

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022 with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
The Japanese Small Company Series	1.72%	$1,701	18	$2	$11,233	—
The Asia Pacific Small Company Series	2.09%	862	48	3	15,068	—
The United Kingdom Small Company Series	1.03%	913	27	1	3,521	—
The Continental Small Company Series	2.20%	3,006	30	7	11,952	—
The Canadian Small Company Series	1.04%	89	14	—	428	—

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2022, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2022.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Japanese Small Company Series	$42,494	$31,791	$(2,373)
The Asia Pacific Small Company Series	14,105	30,116	2,231
The United Kingdom Small Company Series	32,010	19,557	3,055
The Continental Small Company Series	31,836	62,380	12,864
The Canadian Small Company Series	24,127	33,685	10,646

J. Securities Lending:

As of October 31, 2022, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The Japanese Small Company Series	$ 86,329
The Asia Pacific Small Company Series	102,694
The Continental Small Company Series	217
The Canadian Small Company Series	22,524

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$56,630	—	—	—	$56,630
The Asia Pacific Small Company Series
Common Stocks	17,192	—	—	—	17,192
The United Kingdom Small Company Series
Common Stocks	29,920	—	—	—	29,920
The Continental Small Company Series
Common Stocks, Rights/Warrants	267,759	—	—	—	267,759
The Canadian Small Company Series
Common Stocks, Rights/Warrants	222,227	—	—	—	222,227

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminates the asset segregation framework previously used by the Series to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Series began complying with the Valuation Rule on August 1, 2022.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (!ETF Trust!), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies

Director, Cohen
& Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds); Director, REAN Cloud (technology) (2015- 2018);

Director, FBR & Co. (investment banking) (2011-2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply- chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer
			Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2	Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

●  all the DFA Entities (since 2001)

●  DFA Australia Limited (since 2002)

●  Dimensional Fund Advisors Ltd. (since 2002)

●  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●  Dimensional Fund Advisors Pte. Ltd. (since 2012)

●  Dimensional Hong Kong Limited (since 2012)

●  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

●  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

●  DFAIDG, DIG, DFAITC and DEM (since 2019)

●  Dimensional ETF Trust (since 2020)
Vice President (since January 2018) of

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investment LLC

●  DFA Securities LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

●  all the DFA Entities (since 2017)

●  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

●  Dimensional Japan Ltd.

Chairman (since 2018) of

●  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

●  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

●  DFA Australia Limited

Director (since 2016) of

●  Dimensional Advisors Ltd.

●  Dimensional Fund Advisors Pte. Ltd.

●  Dimensional Hong Kong Limited

Vice President of

●  Dimensional Advisors Ltd. (since 2016)

●  Dimensional Hong Kong Limited (since 2016)

●  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

●  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

●  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

●  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

●  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

●  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

●  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

●  the DFA Fund Complex

Executive Vice President (since January 2020)

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investment LLC

●  DFA Securities LLC

Chief Operating Officer (since December 2019)

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investment LLC

●  DFA Securities LLC

Vice President (since 2020) of

●  DFA Australia Limited

●  Dimensional Advisors Ltd.

●  Dimensional Fund Advisors Canada ULC

●  Dimensional Fund Advisors Pte. Ltd.

●  Dimensional Ireland Limited

●  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

●  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations

(March 2019 – October 2019) at

●  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing
Director (2014 – 2018) of

●  BlackRock Inc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

●  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

●  DFA Australia Limited

●  Dimensional Fund Advisors Canada ULC

●  DFA Securities LLC

●  Dimensional Advisors Ltd.

●  Dimensional Fund Advisors LP

●  Dimensional Fund Advisors Ltd.

●  Dimensional Fund Advisors Pte. Ltd.

●  Dimensional Holdings Inc.

●  Dimensional Hong Kong Limited

●  Dimensional Investment LLC

Vice President (since March 2021) of

●  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of

Fund Administration (2003 – 2016) of

●  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 – 2020), and Treasurer (2003 – 2017) of

●  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

●  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

●  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 –

November 2019) at

●  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

●  all the DFA Entities

Vice President (since 2020) of

●  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

●  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

●  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

●  all the DFA Entities (since 2015)

●  Dimensional Fund Advisors Ltd. (since 2015)

●  Dimensional ETF Trust (since 2020)

●  DFA Australia Limited (since 2020)

●  Dimensional Fund Advisors Canada ULC (since 2020)

●  Dimensional Ireland Limited (since 2020) Assistant Treasurer of

●  DFAIDG, DIG, DFAITC and DEM (since 2017)

●  Dimensional ETF Trust (since 2020)

Assistant Treasurer of

●  DFAIDG, DIG, DFAITC and DEM (since 2017)

●  Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of ● all the DFA Entities (since 2010) ● Dimensional Cayman Commodity Fund I Ltd. (since 2010) ● Dimensional ETF Trust (since 2020)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

●  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

●  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

●  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

●  DFAIDG, DIG, DFAITC and DEM (since 2017)

●  Dimensional ETF Trust (since 2020)

General Counsel of

●  all the DFA Entities (since 2001)

●  Dimensional Fund Advisors LP (since 2006)

●  Dimensional Holdings Inc (since 2006)

●  Dimensional Investment LLC (since 2009)

●  DFA Canada LLC (since 2009)

●  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  DFA Securities LLC

●  Dimensional Investment LLC

Secretary of

●  Dimensional Fund Advisors LP (since 2006)

●  Dimensional Holdings Inc. (since 2006)

●  DFA Securities LLC (since 2006)

●  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

●  DFA Australia Limited

●  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

●  Dimensional Fund Advisors Canada ULC (since 2003)

●  DFA Canada LLC (since 2009)

●  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●  Dimensional Japan Ltd. (since 2012)

●  Dimensional Advisors Ltd (since 2014)

●  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

●  Dimensional Hong Kong

Limited Director of

●  Dimensional Australia Limited (since 2007)

●  Dimensional Funds plc (since 2002)

●  Dimensional Funds II plc (since 2006)

●  Director of Dimensional Japan Ltd. (since 2012)

●  Dimensional Advisors Ltd. (since 2012)

●  Dimensional Fund Advisors Pte. Ltd. (since 2012)

●  Dimensional Hong Kong Limited (since 2012)

●  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

●  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

●  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

●  Dimensional Fund Advisors LP (1997 – 2017)

●  Dimensional Holdings Inc. (2006 – 2017)

●  DFA Securities LLC (1997 – 2017)

●  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

●  Dimensional Fund Advisors Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

●  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

●  DFA Securities LLC

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

●  DFA Australia Limited

●  Dimensional Fund Advisors Ltd.

●  Dimensional Fund Advisors Canada ULC Formerly, Deputy Chief

Compliance Officer (2013-2020) of:

●  DFA Fund Complex

●  DFA Securities LLC

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

●  DFA Fund Complex Formerly, Director (2019-2021) of:

●  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

●  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

●  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC Vice President of

●  DFA Securities LLC (since 2010)

●  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

●  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020)

●  the DFA Fund Complex

●  Vice President (since 2016) of

●  DFA Securities LLC

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

●  Dimensional Investment Advisors LP (January 2020 – August 2020 and July

2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

●  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

●  the DFA Fund Complex

Vice President

●  Dimensional Holdings Inc. (since 2016)

●  Dimensional Fund Advisors LP (since 2016)

●  Dimensional Investment LLC (since 2016)

●  DFA Securities LLC (since 2016)

●  Dimensional Fund Advisors Canada ULC (since 2020)

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

Distributor for the SA Funds:
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the SA Funds. It is not authorized for distribution to prospective investors in the SA Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the SA Funds’ objectives and policies, experience of its management, and other information.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Item 1 (b)

Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.2%
Aerospace & Defense — 1.9%
Aerojet Rocketdyne Holdings, Inc. *	897	$50,169
Axon Enterprise, Inc. *	500	82,965
Boeing Co. (The) *	8,201	1,562,209
BWX Technologies, Inc.	2,913	169,187
Curtiss-Wright Corp.	847	141,441
General Dynamics Corp.	3,788	939,841
HEICO Corp.	574	88,189
HEICO Corp., Class A	625	74,906
Hexcel Corp.	778	45,785
Howmet Aerospace, Inc.	1,946	76,692
Huntington Ingalls Industries, Inc.	827	190,772
L3Harris Technologies, Inc.	2,258	470,138
Lockheed Martin Corp.	6,309	3,069,265
Northrop Grumman Corp.	2,833	1,545,713
Parsons Corp. *	540	24,975
Raytheon Technologies Corp.	14,657	1,479,185
Textron, Inc.	2,582	182,806
TransDigm Group, Inc.	928	584,315
Woodward, Inc.	1,254	121,149
		10,899,702
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,800	256,368
Expeditors International of Washington, Inc.	3,525	366,318
FedEx Corp.	4,796	830,667
GXO Logistics, Inc. *	1,934	82,563
United Parcel Service, Inc., Class B	14,911	2,592,128
		4,128,044
Airlines — 0.1%
Alaska Air Group, Inc. *	3,201	137,451
American Airlines Group, Inc. *	4,400	55,968
Delta Air Lines, Inc. *	4,487	147,443
Southwest Airlines Co. *	5,800	195,286
United Airlines Holdings, Inc. *	2,884	108,727
		644,875
Auto Components — 0.2%
Adient PLC *	1,020	35,384
Aptiv PLC *	2,924	272,312
Autoliv, Inc.	1,465	112,190
BorgWarner, Inc.	3,685	148,321
Fox Factory Holding Corp. *	500	45,615
Gentex Corp.	4,249	115,870
Goodyear Tire & Rubber Co. (The) *	3,778	38,347
Lear Corp.	957	118,687
		886,726
Automobiles — 0.8%
Ford Motor Co.	38,192	444,173
General Motors Co.	9,249	311,136
Harley-Davidson, Inc.	974	40,518
Tesla, Inc. *	31,938	3,934,123
Thor Industries, Inc. @	1,179	89,003
		4,818,953
Beverages — 2.2%
Boston Beer Co., Inc. (The), Class A *	216	71,176
Brown-Forman Corp., Class A	1,202	79,044
Brown-Forman Corp., Class B	5,458	358,481
Celsius Holdings, Inc. *@	396	41,200
Coca-Cola Co. (The)	76,728	4,880,668
Coca-Cola Consolidated, Inc.	132	67,632
Constellation Brands, Inc., Class A	1,757	407,185
Keurig Dr Pepper, Inc.	3,375	120,352
Molson Coors Beverage Co., Class B	1,400	72,128
Monster Beverage Corp. *	4,711	478,308
National Beverage Corp. *	881	40,993
PepsiCo, Inc.	32,018	5,784,372
		12,401,539
Biotechnology — 2.8%
AbbVie, Inc.	37,978	6,137,625
Alkermes PLC *	1,447	37,810
Alnylam Pharmaceuticals, Inc. *	1,198	284,705
Amgen, Inc.	12,097	3,177,156
Biogen, Inc. *	2,404	665,716
BioMarin Pharmaceutical, Inc. *	1,169	120,980
CRISPR Therapeutics AG *@	655	26,626
Denali Therapeutics, Inc. *	800	22,248
Exact Sciences Corp. *	1,421	70,354
Exelixis, Inc. *	3,578	57,391
Gilead Sciences, Inc.	23,535	2,020,480
Halozyme Therapeutics, Inc. *	3,014	171,497
Horizon Therapeutics PLC *	1,910	217,358
Incyte Corp. *	894	71,806
Ionis Pharmaceuticals, Inc. *	914	34,522
Karuna Therapeutics, Inc. *	193	37,924
Moderna, Inc. *	1,481	266,017
Neurocrine Biosciences, Inc. *	608	72,619
Regeneron Pharmaceuticals, Inc. *	1,543	1,113,259
Sarepta Therapeutics, Inc. *	702	90,965
Seagen, Inc. *	1,042	133,907
United Therapeutics Corp. *	835	232,205
Vertex Pharmaceuticals, Inc. *	2,966	856,521
		15,919,691
Building Products — 0.6%
A.O. Smith Corp.	2,378	136,117
Advanced Drainage Systems, Inc.	200	16,394
Allegion PLC	3,064	322,517
Armstrong World Industries, Inc.	1,390	95,340
Builders FirstSource, Inc. *	2,521	163,562
Carlisle Cos., Inc.	1,113	262,278
Carrier Global Corp.	15,513	639,911
Fortune Brands Innovations, Inc.	2,330	133,066
Johnson Controls International PLC	580	37,120
Lennox International, Inc.	835	199,757
Masco Corp.	4,275	199,514
Masterbrand, Inc. *	2,330	17,592
Owens Corning	2,802	239,011
Simpson Manufacturing Co., Inc.	1,080	95,753
Trane Technologies PLC	3,350	563,102
Trex Co., Inc. *	3,239	137,107
UFP Industries, Inc.	812	64,351
Zurn Elkay Water Solutions Corp.	1,200	25,380
		3,347,872
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	600	95,058
Ameriprise Financial, Inc.	2,269	706,498
Ares Management Corp., Class A	1,606	109,915
Bank of New York Mellon Corp. (The)	4,707	214,263
BlackRock, Inc.	1,390	984,996
Blackstone, Inc.	6,683	495,812
Carlyle Group, Inc. (The)	1,219	36,375
Cboe Global Markets, Inc.	1,317	165,244
Charles Schwab Corp. (The)	14,444	1,202,607
CME Group, Inc.	2,477	416,532
Evercore, Inc., Class A	400	43,632
FactSet Research Systems, Inc.	757	303,716
Franklin Resources, Inc. @	2,732	72,070
Goldman Sachs Group, Inc. (The)	3,139	1,077,870

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Hamilton Lane, Inc. Class A	723	$46,185
Houlihan Lokey, Inc.	1,466	127,776
Interactive Brokers Group, Inc., Class A	962	69,601
Intercontinental Exchange, Inc.	4,781	490,483
Invesco Ltd.	2,611	46,972
Janus Henderson Group PLC	1,850	43,512
Jefferies Financial Group, Inc.	1,620	55,534
KKR & Co., Inc.	7,268	337,380
LPL Financial Holdings, Inc.	2,186	472,548
MarketAxess Holdings, Inc.	800	223,112
Moelis & Co., Class A	500	19,185
Moody’s Corp.	3,822	1,064,886
Morgan Stanley	18,298	1,555,696
Morningstar, Inc.	304	65,843
MSCI, Inc.	1,501	698,220
Nasdaq, Inc.	4,902	300,738
Northern Trust Corp.	2,859	252,993
Raymond James Financial, Inc.	3,195	341,386
Robinhood Markets, Inc., Class A *	1,886	15,352
S&P Global, Inc.	3,924	1,314,304
SEI Investments Co.	3,132	182,596
State Street Corp.	1,628	126,284
Stifel Financial Corp.	2,529	147,618
T. Rowe Price Group, Inc.	4,162	453,908
Tradeweb Markets, Inc., Class A	683	44,347
Virtu Financial, Inc., Class A	1,430	29,186
		14,450,233
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,262	1,005,544
Albemarle Corp.	956	207,318
Ashland, Inc.	970	104,304
Avient Corp.	700	23,632
Axalta Coating Systems Ltd. *	1,604	40,854
Balchem Corp.	630	76,929
Cabot Corp.	500	33,420
Celanese Corp.	1,968	201,208
CF Industries Holdings, Inc.	2,192	186,759
Chemours Co. (The)	1,100	33,682
Corteva, Inc.	5,428	319,058
Dow, Inc.	12,298	619,696
DuPont de Nemours, Inc.	2,632	180,634
Eastman Chemical Co.	1,476	120,206
Ecolab, Inc.	3,437	500,290
Element Solutions, Inc.	2,160	39,290
FMC Corp.	1,937	241,738
H.B. Fuller Co.	339	24,279
Huntsman Corp.	4,705	129,294
International Flavors & Fragrances, Inc.	2,270	237,987
Linde plc	4,857	1,584,256
Livent Corp. *	1,666	33,104
LyondellBasell Industries NV, Class A	6,211	515,699
Mosaic Co. (The)	4,606	202,065
Olin Corp.	1,800	95,292
PPG Industries, Inc.	3,241	407,523
RPM International, Inc.	2,334	227,448
Sherwin Williams Co. (The)	5,981	1,419,471
Valvoline, Inc.	2,246	73,332
Westlake Corp.	439	45,015
		8,929,327
Commercial Banks — 2.5%
Associated Banc-Corp.	1,989	45,926
Bancfirst Corp.	426	37,565
Bank of America Corp.	66,036	2,187,112
Bank OZK	1,661	66,540
BOK Financial Corp.	300	31,137
Cadence Bank	3,669	90,478
Citigroup, Inc.	6,473	292,774
Citizens Financial Group, Inc.	454	17,874
Comerica, Inc.	1,832	122,469
Commerce Bancshares, Inc.	2,384	162,279
Community Bank System, Inc.	932	58,669
Cullen/Frost Bankers, Inc.	956	127,817
CVB Financial Corp.	1,624	41,818
East West Bancorp, Inc.	2,039	134,370
Eastern Bankshares, Inc.	1,906	32,879
Fifth Third Bancorp	7,840	257,230
First Citizens Bancshares, Inc., Class A	112	84,936
First Financial Bankshares, Inc.	3,094	106,434
First Hawaiian, Inc.	1,617	42,107
First Horizon Corp.	7,194	176,253
First Interstate Bancsystem, Inc., Class A	900	34,785
First Republic Bank	1,441	175,643
FNB Corp.	5,930	77,386
Glacier Bancorp, Inc.	1,306	64,543
Hancock Whitney Corp.	1,078	52,164
Home Bancshares, Inc.	1,840	41,934
Huntington Bancshares, Inc.	7,352	103,663
Independent Bank Corp.	419	35,376
JPMorgan Chase & Co.	38,234	5,127,179
KeyCorp	7,104	123,752
M&T Bank Corp.	522	75,721
Pacific Premier Bancorp, Inc.	636	20,072
Pinnacle Financial Partners, Inc.	1,009	74,061
PNC Financial Services Group, Inc. (The)	3,193	504,302
Popular, Inc.	2,182	144,710
Prosperity Bancshares, Inc.	1,026	74,570
Regions Financial Corp.	9,428	203,268
ServisFirst Bancshares, Inc.	589	40,588
Signature Bank	385	44,360
South State Corp.	400	30,544
SVB Financial Group *	882	202,983
Synovus Financial Corp.	1,811	68,003
Texas Capital Bancshares, Inc. *	661	39,865
Truist Financial Corp.	7,663	329,739
UMB Financial Corp.	590	49,277
Umpqua Holdings Corp.	2,800	49,980
United Bankshares, Inc.	778	31,501
United Community Banks, Inc.	1,423	48,097
US Bancorp	19,610	855,192
Valley National Bancorp	1,602	18,119
Webster Financial Corp.	2,013	95,295
Wells Fargo & Co.	31,501	1,300,676
Western Alliance Bancorp	2,242	133,534
Wintrust Financial Corp.	600	50,712
Zions Bancorp NA	2,092	102,843
		14,541,104

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A *	549	$43,541
Cintas Corp.	1,987	897,369
Clean Harbors, Inc. *	770	87,872
Copart, Inc. *	7,064	430,127
IAA, Inc. *	3,052	122,080
MSA Safety, Inc.	600	86,514
Republic Services, Inc.	4,657	600,706
Rollins, Inc.	4,629	169,144
Stericycle, Inc. *	1,544	77,030
Tetra Tech, Inc.	640	92,922
UniFirst Corp.	155	29,914
Waste Management, Inc.	9,583	1,503,381
		4,140,600
Communications Equipment — 0.8%
Arista Networks, Inc. *	2,688	326,189
Ciena Corp. *	2,569	130,968
Cisco Systems, Inc.	63,490	3,024,663
F5, Inc. *	769	110,359
Juniper Networks, Inc.	4,954	158,330
Lumentum Holdings, Inc. *	1,528	79,716
Motorola Solutions, Inc.	2,888	744,266
		4,574,491
Computers & Peripherals — 7.4%
Apple, Inc.	316,451	41,116,478
Dell Technologies, Inc., Class C	3,734	150,181
Hewlett Packard Enterprise Co.	9,599	153,200
HP, Inc.	17,328	465,603
NetApp, Inc.	4,285	257,357
Pure Storage, Inc., Class A *	2,027	54,243
Seagate Technology Holdings PLC	4,998	262,945
Super Micro Computer, Inc. *	218	17,898
Western Digital Corp. *	3,176	100,203
		42,578,108
Construction & Engineering — 0.2%
AECOM	1,355	115,080
API Group Corp. *	1,855	34,893
Comfort Systems USA, Inc.	533	61,338
Dycom Industries, Inc. *	452	42,307
EMCOR Group, Inc.	1,400	207,354
Fluor Corp. *	831	28,802
MasTec, Inc. *	1,400	119,462
MDU Resources Group, Inc.	3,960	120,146
Quanta Services, Inc.	2,550	363,375
Valmont Industries, Inc.	200	66,134
WillScot Mobile Mini Holdings Corp. *	1,927	87,043
		1,245,934
Construction Materials — 0.1%
Eagle Materials, Inc.	626	83,164
Martin Marietta Materials, Inc.	664	224,412
Summit Materials, Inc., Class A *	1,335	37,910
Vulcan Materials Co.	1,521	266,342
		611,828
Consumer Finance — 0.6%
Ally Financial, Inc.	1,328	32,470
American Express Co.	12,759	1,885,142
Capital One Financial Corp.	4,875	453,180
Credit Acceptance Corp. *@	184	87,290
Discover Financial Services	6,077	594,513
FirstCash Holdings, Inc.	1,032	89,691
OneMain Holdings, Inc.	677	22,551
SLM Corp.	2,583	42,878
Synchrony Financial	8,054	264,654
		3,472,369
Containers & Packaging — 0.4%
Amcor PLC	13,861	165,085
AptarGroup, Inc.	1,483	163,100
Avery Dennison Corp.	2,232	403,992
Ball Corp.	6,941	354,963
Berry Global Group, Inc.	3,918	236,765
Crown Holdings, Inc.	3,506	288,228
Graphic Packaging Holding Co.	6,877	153,013
Greif, Inc., Class A	641	42,985
Greif, Inc., Class B	320	25,034
International Paper Co.	4,336	150,156
Packaging Corp. of America	1,552	198,516
Sealed Air Corp.	3,059	152,583
Silgan Holdings, Inc.	2,057	106,635
Sonoco Products Co.	1,933	117,352
WestRock Co.	1	35
		2,558,442
Distributors — 0.2%
Genuine Parts Co.	2,179	378,078
LKQ Corp.	4,303	229,823
Pool Corp.	1,026	310,191
		918,092
Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	36,171
Bright Horizons Family Solutions, Inc. *	639	40,321
Grand Canyon Education, Inc. *	200	21,132
H&R Block, Inc.	4,046	147,720
Service Corp. International	4,767	329,590
		574,934
Diversified Financial Services — 1.0%
Apollo Global Management, Inc.	1,436	91,603
Berkshire Hathaway, Inc., Class B *	16,977	5,244,195
Equitable Holdings, Inc.	5,987	171,827
Voya Financial, Inc.	1,519	93,403
		5,601,028
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	66,590	1,225,922
Frontier Communications Parent, Inc. *	1,656	42,195
Iridium Communications, Inc. *	3,043	156,410
Lumen Technologies, Inc.	12,123	63,282
Verizon Communications, Inc.	99,340	3,913,996
		5,401,805
Electric Utilities — 2.0%
Allete, Inc.	300	19,353
Alliant Energy Corp.	4,621	255,125
American Electric Power Co., Inc.	8,417	799,194
Avangrid, Inc. @	1,433	61,590
Constellation Energy Corp.	5,321	458,723
Duke Energy Corp.	13,107	1,349,890
Edison International	6,635	422,119
Entergy Corp.	2,869	322,763
Evergy, Inc.	3,652	229,820
Eversource Energy	5,876	492,644
Exelon Corp.	15,965	690,167
FirstEnergy Corp.	8,176	342,902
Hawaiian Electric Industries, Inc.	2,245	93,953
IDACORP, Inc.	647	69,779
NextEra Energy, Inc.	36,253	3,030,751
NRG Energy, Inc.	6,256	199,066
OGE Energy Corp.	3,314	131,069

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
PG&E Corp. *	2,100	$34,146
Pinnacle West Capital Corp.	1,978	150,407
PNM Resources, Inc.	2,100	102,459
Portland General Electric Co. @	1,411	69,139
PPL Corp.	9,200	268,824
Southern Co. (The)	17,830	1,273,240
Xcel Energy, Inc.	9,222	646,554
		11,513,677
Electrical Equipment — 0.7%
Acuity Brands, Inc.	739	122,386
AMETEK, Inc.	3,933	549,519
Atkore, Inc. *	743	84,271
Eaton Corp. PLC	5,446	854,750
Emerson Electric Co.	8,689	834,665
Generac Holdings, Inc. *	967	97,338
Hubbell, Inc.	1,043	244,771
nVent Electric PLC	2,290	88,096
Plug Power, Inc. *@	670	8,288
Regal Rexnord Corp.	1,234	148,055
Rockwell Automation, Inc.	2,306	593,957
Sensata Technologies Holding PLC	2,621	105,836
Shoals Technologies Group, Inc., Class A *	2,112	52,103
Sunrun, Inc. *	1,483	35,622
		3,819,657
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	12,045	917,106
Arrow Electronics, Inc. *	830	86,793
Avnet, Inc.	944	39,252
CDW Corp.	2,939	524,847
Cognex Corp.	1,711	80,605
Coherent Corp. *	900	31,590
Corning, Inc.	8,949	285,831
Fabrinet *	506	64,879
Flex Ltd. *	7,316	157,001
Insight Enterprises, Inc. *	300	30,081
IPG Photonics Corp. *	471	44,590
Jabil, Inc.	3,689	251,590
Keysight Technologies, Inc. *	3,226	551,872
Littelfuse, Inc.	380	83,676
National Instruments Corp.	1,428	52,693
Novanta, Inc. *	661	89,810
Sanmina Corp. *	431	24,692
TD SYNNEX Corp.	1,139	107,875
TE Connectivity Ltd.	3,575	410,410
Teledyne Technologies, Inc. *	573	229,148
Trimble, Inc. *	2,830	143,085
Zebra Technologies Corp., Class A *	767	196,666
		4,404,092
Energy Equipment & Services — 0.3%
Baker Hughes Co.	3,464	102,292
ChampionX Corp.	3,461	100,334
Halliburton Co.	10,216	402,000
Helmerich & Payne, Inc.	805	39,904
NOV, Inc.	4,002	83,602
Patterson-UTI Energy, Inc.	2,191	36,896
Schlumberger Ltd.	12,666	677,124
TechnipFMC PLC *	4,963	60,499
Weatherford International PLC *	977	49,749
		1,552,400
Entertainment — 0.9%
Activision Blizzard, Inc.	9,560	731,818
Electronic Arts, Inc.	2,838	346,747
Endeavor Group Holdings, Inc., Class A *	1,972	44,449
Liberty Media Corp.-Liberty Formula One, Class A *	315	16,830
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	103,001
Live Nation Entertainment, Inc. *	2,466	171,979
Madison Square Garden Sports Corp.	279	51,149
Netflix, Inc. *	4,747	1,399,795
ROBLOX Corp., Class A *	2,017	57,404
Spotify Technology SA *	385	30,396
Take-Two Interactive Software, Inc. *	2,052	213,675
Walt Disney Co. (The) *	18,097	1,572,267
Warner Bros Discovery, Inc. *	12,527	118,756
Warner Music Group Corp., Class A	1,467	51,374
World Wrestling Entertainment, Inc., Class A	628	43,031
		4,952,671
Food & Staples Retailing — 1.7%
Albertsons Cos., Inc. Class A	714	14,808
BJ’s Wholesale Club Holdings, Inc. *	2,341	154,881
Casey’s General Stores, Inc.	774	173,647
Costco Wholesale Corp.	8,735	3,987,527
Fresh Market, Inc. @*<>	1,100	—
Kroger Co. (The)	17,571	783,315
Performance Food Group Co. *	1,336	78,009
Sprouts Farmers Market, Inc. *	1,478	47,843
Sysco Corp.	9,579	732,315
US Foods Holding Corp. *	1,600	54,432
Walgreens Boots Alliance, Inc.	6,082	227,224
Walmart, Inc.	25,166	3,568,287
		9,822,288
Food Products — 1.0%
Archer-Daniels-Midland Co.	4,142	384,585
Bunge Ltd.	1,401	139,778
Campbell Soup Co.	4,243	240,790
Conagra Brands, Inc.	3,575	138,353
Darling Ingredients, Inc. *	3,101	194,092
Flowers Foods, Inc.	3,652	104,958
General Mills, Inc.	8,511	713,647
Hershey Co. (The)	2,946	682,205
Hormel Foods Corp.	4,014	182,838
Hostess Brands, Inc. *	1,697	38,081
Ingredion, Inc.	1,590	155,709
J.M. Smucker Co. (The)	1,268	200,927
Kellogg Co.	5,208	371,018
Kraft Heinz Co. (The)	5,057	205,870
Lamb Weston Holdings, Inc.	4,603	411,324
Lancaster Colony Corp.	522	102,991
McCormick & Co., Inc.	405	33,279
McCormick & Co., Inc.	3,171	262,844
Mondelez International, Inc., Class A	11,759	783,737
Pilgrim’s Pride Corp. *	1,700	40,341
Post Holdings, Inc. *	1,501	135,480
Seaboard Corp.	11	41,527

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Tyson Foods, Inc., Class A	5,064	$315,234
		5,879,608
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	264,485
National Fuel Gas Co.	1,600	101,280
New Jersey Resources Corp.	954	47,337
ONE Gas, Inc.	249	18,854
South Jersey Industries, Inc.	884	31,409
Southwest Gas Holdings, Inc.	1,343	83,105
Spire, Inc.	549	37,804
UGI Corp.	2,799	103,759
		688,033
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	19,151	2,102,588
Align Technology, Inc. *	833	175,680
Baxter International, Inc.	7,728	393,896
Becton Dickinson & Co.	2,001	508,854
Boston Scientific Corp. *	10,979	507,998
Cooper Cos., Inc. (The)	521	172,279
Dentsply Sirona, Inc.	1,213	38,622
DexCom, Inc. *	2,749	311,297
Edwards Lifesciences Corp. *	8,835	659,179
Envista Holdings Corp. *	2,222	74,815
Globus Medical, Inc., Class A *	1,500	111,405
Haemonetics Corp. *	657	51,673
Hologic, Inc. *	4,904	366,868
Idexx Laboratories, Inc. *	2,000	815,920
Insulet Corp. *	740	217,849
Integra LifeSciences Holdings Corp. *	1,168	65,490
Intuitive Surgical, Inc. *	1,973	523,536
Lantheus Holdings, Inc. *	601	30,627
Masimo Corp. *	608	89,954
Medtronic PLC	9,595	745,723
Merit Medical Systems, Inc. *	769	54,307
Neogen Corp. *	7,062	107,554
Novocure Ltd. *@	300	22,005
Penumbra, Inc. *	389	86,537
ResMed, Inc.	2,579	536,767
Shockwave Medical, Inc. *	212	43,589
STERIS plc	889	164,190
Stryker Corp.	4,501	1,100,450
Teleflex, Inc.	364	90,865
Zimmer Biomet Holdings, Inc.	1,186	151,215
		10,321,732
Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc. *	1,169	96,232
agilon health, Inc. *	1,131	18,254
AmerisourceBergen Corp.	2,652	439,463
AMN Healthcare Services, Inc. *	799	82,153
Cardinal Health, Inc.	3,943	303,099
Centene Corp. *	4,920	403,489
Chemed Corp.	339	173,036
CIGNA Corp.	5,306	1,758,090
Contra Abiomed, Inc. *<>	350	357
CVS Health Corp.	14,844	1,383,312
DaVita, Inc. *	2,100	156,807
Elevance Health, Inc.	3,525	1,808,219
Encompass Health Corp.	2,141	128,053
Enhabit, Inc. *	1,070	14,081
Ensign Group, Inc. (The)	687	64,997
HCA Healthcare, Inc.	3,366	807,705
HealthEquity, Inc. *	331	20,403
Henry Schein, Inc. *	3,048	243,444
Humana, Inc.	2,029	1,039,234
Laboratory Corp. of America Holdings	1,685	396,784
McKesson Corp.	2,992	1,122,359
Molina Healthcare, Inc. *	1,058	349,373
Option Care Health, Inc. *	1,563	47,031
Premier, Inc., Class A	1,383	48,377
Quest Diagnostics, Inc.	2,297	359,343
R1 RCM, Inc. *@	1,861	20,378
Tenet Healthcare Corp. *	1,281	62,500
UnitedHealth Group, Inc.	15,685	8,315,873
Universal Health Services, Inc., Class B	1,473	207,531
		19,869,977
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A *	1,334	215,281
Hotels, Restaurants & Leisure — 2.0%
Aramark	2,445	101,076
Booking Holdings, Inc. *	578	1,164,832
Boyd Gaming Corp.	1,142	62,273
Chipotle Mexican Grill, Inc. *	423	586,908
Choice Hotels International, Inc.	1,000	112,640
Churchill Downs, Inc.	524	110,789
Darden Restaurants, Inc.	2,002	276,937
Domino’s Pizza, Inc.	716	248,022
DraftKings, Inc. Class A *@	2,512	28,612
Expedia Group, Inc. *	1,275	111,690
Hilton Worldwide Holdings, Inc.	3,388	428,108
Hyatt Hotels Corp., Class A *	300	27,135
Las Vegas Sands Corp. *@	3,185	153,103
Marriott International, Inc., Class A	5,910	879,940
Marriott Vacations Worldwide Corp.	750	100,943
McDonald’s Corp.	12,813	3,376,610
MGM Resorts International	3,426	114,874
Penn Entertainment, Inc. *	1,589	47,193
Planet Fitness, Inc. Class A *	1,127	88,808
Royal Caribbean Cruises Ltd. *@	2,550	126,046
SeaWorld Entertainment, Inc. *	920	49,229
Starbucks Corp.	19,320	1,916,544
Texas Roadhouse, Inc.	1,257	114,324
Vail Resorts, Inc.	666	158,741
Wendy’s Co. (The)	5,687	128,697
Wingstop, Inc.	324	44,589
Wyndham Hotels & Resorts, Inc.	1,765	125,862
Wynn Resorts Ltd. *	738	60,863
Yum! Brands, Inc.	5,152	659,868
		11,405,256
Household Durables — 0.4%
DR Horton, Inc.	5,753	512,823
Garmin Ltd.	2,389	220,481
Leggett & Platt, Inc.	3,378	108,873
Lennar Corp., B Shares	72	5,384
Lennar Corp., Class A	3,122	282,541
Mohawk Industries, Inc. *	600	61,332
Newell Brands, Inc.	1,165	15,238
NVR, Inc. *	68	313,656
PulteGroup, Inc.	4,404	200,514
Tempur Sealy International, Inc.	3,440	118,095
Toll Brothers, Inc.	1,650	82,368
TopBuild Corp. *	500	78,245
Whirlpool Corp.	1,555	219,970
		2,219,520
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products — 1.7%
Church & Dwight Co., Inc.	4,542	$366,130
Clorox Co. (The)	2,311	324,303
Colgate-Palmolive Co.	15,714	1,238,106
Kimberly-Clark Corp.	4,641	630,016
Procter & Gamble Co. (The)	45,612	6,912,955
Reynolds Consumer Products, Inc.	878	26,322
		9,497,832
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	316,360
Atlantica Sustainable Infrastructure PLC	700	18,130
Clearway Energy, Inc., Class A	1,270	37,998
Clearway Energy, Inc., Class C	2,400	76,488
Ormat Technologies, Inc.	741	64,082
Vistra Corp.	3,161	73,335
		586,393
Industrial Conglomerates — 0.8%
3M Co.	13,151	1,577,068
General Electric Co.	2,729	228,663
Honeywell International, Inc.	12,821	2,747,540
		4,553,271
Insurance — 2.0%
Aflac, Inc.	7,013	504,515
Allstate Corp. (The)	2,809	380,900
American Equity Investment Life Holding Co.	788	35,949
American Financial Group, Inc.	527	72,347
American International Group, Inc.	4,355	275,410
Aon PLC, Class A	4,982	1,495,297
Arch Capital Group Ltd. *	3,373	211,757
Arthur J. Gallagher & Co.	2,175	410,074
Assurant, Inc.	1,143	142,944
Assured Guaranty Ltd.	900	56,034
Axis Capital Holdings Ltd.	1,300	70,421
Brighthouse Financial, Inc. *	674	34,556
Brown & Brown, Inc.	4,399	250,611
Chubb Ltd.	3,276	722,686
Cincinnati Financial Corp.	1,150	117,749
CNA Financial Corp.	943	39,870
Enstar Group Ltd. *	300	69,312
Erie Indemnity Co., Class A	545	135,552
Everest Re Group Ltd.	191	63,273
F&G Annuities & Life, Inc. *	306	6,123
Fidelity National Financial, Inc.	4,510	169,666
First American Financial Corp.	2,368	123,941
Globe Life, Inc.	1,141	137,548
Hanover Insurance Group, Inc. (The)	696	94,050
Hartford Financial Services Group, Inc. (The)	4,796	363,681
Kinsale Capital Group, Inc.	257	67,211
Lincoln National Corp.	2,031	62,392
Loews Corp.	1,471	85,803
Markel Corp. *	100	131,749
Marsh & McLennan Cos., Inc.	9,000	1,489,320
MetLife, Inc.	4,850	350,995
Old Republic International Corp.	2,863	69,141
Primerica, Inc.	919	130,333
Principal Financial Group, Inc.	2,619	219,786
Progressive Corp. (The)	6,873	891,497
Prudential Financial, Inc.	2,294	228,161
Reinsurance Group of America, Inc.	428	60,815
RenaissanceRe Holdings Ltd.	783	144,252
RLI Corp.	700	91,889
Selective Insurance Group, Inc.	829	73,458
Travelers Companies, Inc. (The)	5,274	988,822
Unum Group	1,700	69,751
W. R. Berkley Corp.	2,655	192,673
White Mountains Insurance Group Ltd.	33	46,673
Willis Towers Watson PLC	1,050	256,809
		11,635,796
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A *	91,160	8,043,047
Alphabet, Inc., Class C *	89,820	7,969,729
Bumble, Inc., Class A *	861	18,124
Match Group, Inc. *	3,467	143,846
Meta Platforms, Inc., Class A *	40,998	4,933,699
Pinterest, Inc., Class A *	810	19,667
Snap, Inc., Class A *	3,870	34,636
Ziff Davis, Inc. *	1,013	80,128
Zillow Group, Inc., Class A *	436	13,608
Zillow Group, Inc., Class C *@	1,159	37,331
ZoomInfo Technologies, Inc. *	878	26,437
		21,320,252
Internet & Catalog Retail — 2.4%
Amazon.com, Inc. *	156,162	13,117,608
eBay, Inc.	9,533	395,333
Etsy, Inc. *	2,334	279,567
		13,792,508
IT Services — 5.3%
Accenture PLC, Class A	12,877	3,436,099
Akamai Technologies, Inc. *	2,286	192,710
Amdocs Ltd.	2,698	245,248
Automatic Data Processing, Inc.	9,817	2,344,889
Block, Inc., Class A *	2,826	177,586
Broadridge Financial Solutions, Inc.	2,485	333,313
Cognizant Technology Solutions Corp., Class A	8,574	490,347
Concentrix Corp.	1,139	151,669
DXC Technology Co. *	2,810	74,465
EPAM Systems, Inc. *	781	255,965
Euronet Worldwide, Inc. *	911	85,980
ExlService Holdings, Inc. *	264	44,729
Fidelity National Information Services, Inc.	5,983	405,947
Fiserv, Inc. *	5,324	538,097
FleetCor Technologies, Inc. *	1,396	256,417
Gartner, Inc. *	1,713	575,808
Genpact Ltd.	2,839	131,502
Global Payments, Inc.	3,120	309,878
Globant SA *	394	66,255
GoDaddy, Inc., Class A *	2,137	159,890
International Business Machines Corp.	20,148	2,838,652
Jack Henry & Associates, Inc.	1,300	228,228
MasterCard, Inc., Class A	21,634	7,522,791
Maximus, Inc.	1,464	107,355
MongoDB, Inc. *	284	55,903
Okta, Inc. *	1,243	84,934
Paychex, Inc.	5,938	686,195

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
PayPal Holdings, Inc. *	12,255	$872,801
Snowflake, Inc., Class A *	1,051	150,861
SS&C Technologies Holdings, Inc.	3,246	168,987
Twilio, Inc., Class A *	1,065	52,142
VeriSign, Inc. *	1,702	349,659
Visa, Inc., Class A	34,029	7,069,865
Western Union Co. (The)	6,874	94,655
WEX, Inc. *	663	108,500
		30,668,322
Leisure Equipment & Products — 0.1%
Acushnet Holdings Corp.	993	42,163
Brunswick Corp.	1,810	130,465
Hasbro, Inc.	2,087	127,328
Mattel, Inc. *	6,862	122,418
Polaris, Inc.	1,034	104,434
Topgolf Callaway Brands Corp. *	982	19,394
YETI Holdings, Inc. *	1,220	50,398
		596,600
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	3,928	587,825
Avantor, Inc. *	4,257	89,780
Azenta, Inc. *	1,100	64,042
Bio-Rad Laboratories, Inc., Class A *	223	93,769
Bio-Techne Corp.	1,892	156,809
Bruker Corp.	2,044	139,707
Charles River Laboratories International, Inc. *	640	139,456
Danaher Corp.	6,554	1,739,563
Illumina, Inc. *	1,577	318,870
IQVIA Holdings, Inc. *	2,790	571,643
Maravai LifeSciences Holdings, Inc., Class A *	2,496	35,718
Medpace Holdings, Inc. *	500	106,205
Mettler-Toledo International, Inc. *	519	750,189
PerkinElmer, Inc.	2,006	281,281
Repligen Corp. *	355	60,105
Syneos Health, Inc. *	927	34,002
Thermo Fisher Scientific, Inc.	5,401	2,974,277
Waters Corp. *	1,391	476,529
West Pharmaceutical Services, Inc.	1,211	285,009
		8,904,779
Machinery — 2.4%
AGCO Corp.	1,297	179,881
Allison Transmission Holdings, Inc.	1,376	57,242
Caterpillar, Inc.	12,856	3,079,783
Chart Industries, Inc. *@	200	23,046
Crane Holdings Co.	1,115	112,002
Cummins, Inc.	2,675	648,126
Deere & Co.	6,599	2,829,387
Donaldson Co., Inc.	2,651	156,064
Dover Corp.	2,615	354,097
Esab Corp.	564	26,463
Evoqua Water Technologies Corp. *	1,408	55,757
Flowserve Corp.	1,775	54,457
Fortive Corp.	3,548	227,959
Franklin Electric Co., Inc.	300	23,925
Graco, Inc.	3,370	226,666
IDEX Corp.	1,004	229,243
Illinois Tool Works, Inc.	6,946	1,530,204
Ingersoll Rand, Inc.	3,972	207,537
ITT, Inc.	1,797	145,737
Lincoln Electric Holdings, Inc.	1,491	215,435
Middleby Corp. (The) *	1,043	139,658
Mueller Industries, Inc.	388	22,892
Nordson Corp.	848	201,587
Oshkosh Corp.	1,700	149,923
Otis Worldwide Corp.	5,642	441,825
PACCAR, Inc.	5,660	560,170
Parker-Hannifin Corp.	2,575	749,325
Pentair PLC	1,393	62,657
RBC Bearings, Inc. *	421	88,136
Snap-On, Inc.	1,046	239,000
Stanley Black & Decker, Inc.	2,408	180,889
Timken Co., (The)	1,644	116,181
Toro Co. (The)	2,683	303,716
Watts Water Technologies, Inc., Class A	400	58,492
Westinghouse Air Brake Technologies Corp.	1,144	114,183
Xylem, Inc.	2,293	253,537
		14,065,182
Marine — 0.0%
Kirby Corp. *	322	20,721
Media — 0.9%
Cable One, Inc.	101	71,898
Charter Communications, Inc., Class A *	2,672	906,075
Comcast Corp., Class A	65,506	2,290,745
DISH Network Corp., Class A *	43	604
Fox Corp. Class A	3,686	111,944
Fox Corp. Class B	661	18,805
Interpublic Group of Cos., Inc. (The)	6,061	201,892
Liberty Broadband Corp., Class A *@	315	23,893
Liberty Broadband Corp., Class C *	1,371	104,566
Liberty Media Corp.-Liberty Siriusxm, Class A *	1,263	49,648
Liberty Media Corp.-Liberty Siriusxm, Class C *	1,178	46,095
New York Times Co. (The), Class A	1,641	53,267
News Corp., Class A	3,913	71,217
News Corp., Class B	1,525	28,121
Nexstar Media Group, Inc. Class A	900	157,527
Omnicom Group, Inc.	4,831	394,065
Paramount Global, Class A	616	12,080
Paramount Global, Class B	1,143	19,294
Sirius XM Holdings, Inc. @	12,754	74,483
TEGNA, Inc.	2,624	55,602
Trade Desk, Inc. (The), Class A *	4,830	216,529
		4,908,350
Metals & Mining — 0.5%
Alcoa Corp.	2,296	104,399
Cleveland-Cliffs, Inc. *@	2,915	46,961
Commercial Metals Co.	1,475	71,243
Freeport-McMoRan, Inc.	23,281	884,678
MP Materials Corp. *	923	22,410
Newmont Corp.	7,854	370,709
Nucor Corp.	5,263	693,716
Reliance Steel & Aluminum Co.	1,403	284,023
Royal Gold, Inc.	1,115	125,683
Southern Copper Corp.	1,769	106,830
Steel Dynamics, Inc.	3,175	310,197
United States Steel Corp.	2,198	55,060
		3,075,909
Multi-Utilities — 0.8%
Ameren Corp.	3,328	295,926
Black Hills Corp.	1,300	91,442

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
Centerpoint Energy, Inc.	6,700	$200,933
CMS Energy Corp.	5,199	329,253
Consolidated Edison, Inc.	5,063	482,555
Dominion Energy, Inc.	13,388	820,952
DTE Energy Co.	3,247	381,620
NiSource, Inc.	5,791	158,789
Public Service Enterprise Group, Inc.	8,415	515,587
Sempra Energy	4,736	731,901
WEC Energy Group, Inc.	4,990	467,862
		4,476,820
Multiline Retail — 0.6%
Dollar General Corp.	5,246	1,291,828
Dollar Tree, Inc. *	2,486	351,620
Macy’s, Inc.	4,200	86,730
Ollie’s Bargain Outlet Holdings, Inc. *	691	32,366
Target Corp.	12,934	1,927,683
		3,690,227
Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp.	3,600	38,844
Antero Resources Corp. *	3,300	102,267
APA Corp.	5,617	262,202
Cheniere Energy, Inc.	4,899	734,654
Chesapeake Energy Corp. @	918	86,632
Chevron Corp.	20,184	3,622,826
Chord Energy Corp.	466	63,753
Civitas Resources, Inc.	478	27,691
Comstock Resources, Inc.	2,670	36,606
ConocoPhillips	18,168	2,143,824
Coterra Energy, Inc.	8,623	211,867
CVR Energy, Inc.	1,186	37,169
Denbury, Inc. *	300	26,106
Devon Energy Corp.	12,088	743,533
Diamondback Energy, Inc.	2,249	307,618
DT Midstream, Inc. *	1,623	89,687
EOG Resources, Inc.	9,574	1,240,024
EQT Corp.	3,800	128,554
Equitrans Midstream Corp.	2,500	16,750
Exxon Mobil Corp.	51,529	5,683,649
Hess Corp.	4,415	626,135
HF Sinclair Corp.	2,161	112,134
Kinder Morgan, Inc.	8,265	149,431
Magnolia Oil & Gas Corp., Class A	1,900	44,555
Marathon Oil Corp.	8,798	238,162
Marathon Petroleum Corp.	5,516	642,007
Matador Resources Co.	1,362	77,961
Murphy Oil Corp.	1,330	57,203
New Fortress Energy, Inc. @	1,001	42,462
Occidental Petroleum Corp.	18,731	1,179,866
ONEOK, Inc.	6,698	440,059
Ovintiv, Inc.	3,582	181,643
PBF Energy, Inc., Class A	1,038	42,330
PDC Energy, Inc.	985	62,528
Peabody Energy Corp. *	1,941	51,281
Phillips 66	3,291	342,527
Pioneer Natural Resources Co.	3,066	700,244
Range Resources Corp.	3,129	78,288
SM Energy Co.	1,784	62,137
Southwestern Energy Co. *	8,393	49,099
Targa Resources Corp.	1,997	146,779
Texas Pacific Land Corp.	58	135,965
Valero Energy Corp.	4,073	516,701
Williams Cos., Inc. (The)	13,491	443,854
		22,027,607
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,880	111,296
Personal Products — 0.2%
Coty, Inc., Class A *	2,516	21,537
Estee Lauder Companies, Inc. (The), Class A	4,869	1,208,048
		1,229,585
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	33,566	2,415,074
Catalent, Inc. *	2,337	105,188
Elanco Animal Health, Inc. *	4,517	55,198
Eli Lilly & Co.	19,445	7,113,759
Jazz Pharmaceuticals PLC *	1,092	173,966
Johnson & Johnson	48,383	8,546,857
Merck & Co., Inc.	47,673	5,289,319
Organon & Co.	4,671	130,461
Perrigo Co. PLC	1,790	61,021
Pfizer, Inc.	79,600	4,078,704
Royalty Pharma PLC, Class A	2,744	108,443
Viatris, Inc.	10,369	115,407
Zoetis, Inc.	11,289	1,654,403
		29,847,800
Professional Services — 0.5%
ASGN, Inc. *	677	55,162
Booz Allen Hamilton Holding Corp.	3,549	370,941
CACI International, Inc., Class A *	656	197,187
Clarivate PLC *@	1,732	14,445
CoStar Group, Inc. *	2,890	223,339
Dun & Bradstreet Holdings, Inc.	2,459	30,147
Equifax, Inc.	1,711	332,550
Exponent, Inc.	799	79,173
FTI Consulting, Inc. *	662	105,126
Insperity, Inc.	451	51,234
Jacobs Solutions, Inc.	195	23,414
KBR, Inc.	2,987	157,713
Leidos Holdings, Inc.	2,174	228,683
Manpowergroup, Inc.	1,600	133,136
Robert Half International, Inc.	2,642	195,059
Science Applications International Corp.	1,371	152,085
TransUnion	2,647	150,217
TriNet Group, Inc. *	865	58,647
Verisk Analytics, Inc.	3,116	549,725
		3,107,983
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	5,492	422,664
Jones Lang LaSalle, Inc. *	1,100	175,307
		597,971
Road & Rail — 1.3%
Avis Budget Group, Inc. *	673	110,325
CSX Corp.	47,289	1,465,013
Hertz Global Holdings, Inc. *	1,191	18,329
JB Hunt Transport Services, Inc.	2,271	395,971
Knight-Swift Transportation Holdings, Inc.	2,249	117,870

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Landstar System, Inc.	1,073	$174,792
Norfolk Southern Corp.	4,620	1,138,460
Old Dominion Freight Line, Inc.	1,937	549,682
Saia, Inc. *	200	41,936
Schneider National, Inc., Class B	1,939	45,373
U-Haul Holding Co.	1,368	75,213
U-Haul Holding Co. @	152	9,149
Uber Technologies, Inc. *	9,836	243,244
Union Pacific Corp.	15,597	3,229,671
XPO Logistics, Inc. *	1,934	64,383
		7,679,411
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc. *	15,994	1,035,931
Amkor Technology, Inc.	2,141	51,341
Analog Devices, Inc.	4,750	779,143
Applied Materials, Inc.	20,575	2,003,593
Broadcom, Inc.	8,068	4,511,061
Cirrus Logic, Inc. *	1,237	92,132
Diodes, Inc. *	541	41,192
Enphase Energy, Inc. *	1,883	498,920
Entegris, Inc.	2,634	172,764
First Solar, Inc. *	1,023	153,235
Intel Corp.	53,037	1,401,768
KLA Corp.	3,591	1,353,915
Lam Research Corp.	3,492	1,467,688
Lattice Semiconductor Corp. *	1,742	113,021
MACOM Technology Solutions Holdings, Inc. *	878	55,296
Marvell Technology, Inc.	6,428	238,093
Microchip Technology, Inc.	8,612	604,993
Micron Technology, Inc.	15,518	775,590
MKS Instruments, Inc.	1,252	106,082
Monolithic Power Systems, Inc.	581	205,447
NVIDIA Corp.	34,050	4,976,067
NXP Semiconductors NV	400	63,212
ON Semiconductor Corp. *	8,229	513,243
Onto Innovation, Inc. *	307	20,904
Power Integrations, Inc.	846	60,675
Qorvo, Inc. *	1,637	148,378
QUALCOMM, Inc.	25,043	2,753,227
Silicon Laboratories, Inc. *	600	81,402
Skyworks Solutions, Inc.	3,226	293,985
SolarEdge Technologies, Inc. *	455	128,888
Synaptics, Inc. *	1	95
Teradyne, Inc.	3,943	344,421
Texas Instruments, Inc.	21,009	3,471,107
Universal Display Corp.	786	84,919
Wolfspeed, Inc. *@	857	59,167
		28,660,895
Software — 7.7%
Adobe, Inc. *	9,085	3,057,375
Alarm.com Holdings, Inc. *	692	34,240
ANSYS, Inc. *	813	196,413
Aspen Technology, Inc. *	923	189,584
Atlassian Corp. Ltd. Class A *	1,245	160,207
Autodesk, Inc. *	2,329	435,220
Bentley Systems, Inc., Class B	2,343	86,597
Bill.com Holdings, Inc. *	791	86,187
Black Knight, Inc. *	2,102	129,798
Box, Inc., Class A *	2,773	86,323
Cadence Design Systems, Inc. *	5,024	807,055
Ceridian HCM Holding, Inc. *	995	63,829
Crowdstrike Holdings, Inc., Class A *	825	86,864
Datadog, Inc., Class A *	1,407	103,414
DocuSign, Inc. *	500	27,710
Dolby Laboratories, Inc., Class A	938	66,167
DoubleVerify Holdings, Inc. *	1,981	43,503
Dropbox, Inc., Class A *	2,689	60,180
Dynatrace, Inc. *	1,205	46,152
Fair Isaac Corp. *	488	292,107
Fortinet, Inc. *	13,129	641,877
Gen Digital, Inc.	5,861	125,601
Guidewire Software, Inc. *	801	50,111
HubSpot, Inc. *	406	117,387
Intuit, Inc.	3,683	1,433,497
Manhattan Associates, Inc. *	2,300	279,220
Microsoft Corp.	120,417	28,878,405
Nutanix, Inc., Class A *	2,523	65,724
Oracle Corp.	26,244	2,145,185
Palantir Technologies, Inc., Class A *@	13,943	89,514
Palo Alto Networks, Inc. *	2,385	332,803
Paycom Software, Inc. *	888	275,555
Paylocity Holding Corp. *	668	129,766
Procore Technologies, Inc. *	810	38,216
PTC, Inc. *	1,031	123,761
Qualys, Inc. *	503	56,452
Roper Technologies, Inc.	1,156	499,496
Salesforce, Inc. *	7,199	954,515
SentinelOne, Inc., Class A *@	2,184	31,865
ServiceNow, Inc. *	1,610	625,115
Splunk, Inc. *	1,045	89,964
SPS Commerce, Inc. *	393	50,473
Synopsys, Inc. *	1,737	554,607
Teradata Corp. *	1,256	42,277
Tyler Technologies, Inc. *	424	136,702
VMware, Inc., Class A *	2,695	330,838
Workday, Inc., Class A *	981	164,151
Zoom Video Communications, Inc., Class A *	832	56,360
Zscaler, Inc. *	705	78,889
		44,457,251
Specialty Retail — 2.8%
Academy Sports & Outdoors, Inc.	1,110	58,319
Advance Auto Parts, Inc.	1,238	182,023
AutoNation, Inc. *	961	103,115
AutoZone, Inc. *	433	1,067,856
Bath & Body Works, Inc.	600	25,284
Best Buy Co., Inc.	6,478	519,600
Burlington Stores, Inc. *	571	115,776
Carmax, Inc. *@	2,905	176,885
Dick’s Sporting Goods, Inc.	1,695	203,892
Five Below, Inc. *	1,000	176,870
Floor & Decor Holdings, Inc., Class A *@	701	48,811
GameStop Corp., Class A *@	1,519	28,041
Home Depot, Inc. (The)	16,895	5,336,455
Lithia Motors, Inc.	199	40,743
Lowe’s Cos., Inc.	11,397	2,270,738
Murphy USA, Inc.	1,116	311,967
O’Reilly Automotive, Inc. *	1,311	1,106,523
Penske Automotive Group, Inc.	658	75,624
RH *@	330	88,173
Ross Stores, Inc.	6,470	750,973
TJX Cos., Inc. (The)	27,206	2,165,598
Tractor Supply Co.	2,732	614,618
Ulta Beauty, Inc. *	984	461,565
Victoria’s Secret & Co. *	1,067	38,177

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Williams-Sonoma, Inc.	2,400	$275,808
		16,243,434
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd. *	1,085	62,192
Columbia Sportswear Co.	858	75,144
Deckers Outdoor Corp. *	473	188,803
Levi Strauss & Co., Class A @	2,933	45,520
Lululemon Athletica, Inc. *	2,254	722,137
NIKE, Inc., Class B	23,472	2,746,459
PVH Corp.	760	53,648
Ralph Lauren Corp.	1,100	116,237
Skechers U.S.A., Inc., Class A *	1,800	75,510
Tapestry, Inc.	5,352	203,804
Under Armour, Inc., Class A *	2,760	28,042
Under Armour, Inc., Class C *	2,884	25,725
VF Corp.	5,509	152,103
		4,495,324
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	700	27,216
MGIC Investment Corp.	4,400	57,200
New York Community Bancorp, Inc.	6,032	51,875
Rocket Cos, Inc.Class A	3,544	24,808
TFS Financial Corp.	1,093	15,750
		176,849
Tobacco — 0.6%
Altria Group, Inc.	27,551	1,259,356
Philip Morris International, Inc.	21,397	2,165,591
		3,424,947
Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	49,792
Applied Industrial Technologies, Inc.	374	47,135
Beacon Roofing Supply, Inc. *	1,400	73,906
Fastenal Co.	12,697	600,822
GATX Corp.	410	43,600
Herc Holdings, Inc.	387	50,918
MSC Industrial Direct Co., Inc., Class A	1,100	89,870
SiteOne Landscape Supply, Inc. *	654	76,727
Triton International Ltd.	400	27,512
United Rentals, Inc. *	2,064	733,587
Univar Solutions, Inc. *	2,156	68,561
Watsco, Inc.	474	118,216
WESCO International, Inc. *	596	74,619
WW Grainger, Inc.	1,097	610,206
		2,665,471
Water Utilities — 0.1%
American States Water Co.	626	57,936
American Water Works Co., Inc.	3,475	529,660
California Water Service Group	380	23,043
Essential Utilities, Inc.	3,662	174,787
		785,426
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	8,733	1,222,620
TOTAL COMMON STOCKS (Identified Cost $130,233,201)		547,836,721
MUTUAL FUNDS — 4.3%
Others — 4.3%
DFA U.S. Micro Cap Portfolio	1,095,830	25,083,544
TOTAL MUTUAL FUNDS (Identified Cost $14,459,379)		25,083,544
SHORT-TERM INVESTMENTS — 0.1%
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	336,711	336,711
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $336,711)		336,711
Total Investments — 99.6% (Identified Cost $145,029,291)		573,256,976
Cash and Other Assets, Less Liabilities — 0.4%		2,131,543
Net Assets — 100.0%		$575,388,519
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $1,538,138.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 2.2%
General Dynamics Corp.	7,826	$1,941,709
Howmet Aerospace, Inc.	33,495	1,320,038
L3Harris Technologies, Inc.	4,688	976,088
Northrop Grumman Corp.	2,915	1,590,453
Raytheon Technologies Corp.	36,091	3,642,304
Textron, Inc.	26,765	1,894,962
		11,365,554
Air Freight & Logistics — 0.6%
FedEx Corp.	16,968	2,938,857
GXO Logistics, Inc. *	6,449	275,308
		3,214,165
Airlines — 0.2%
Alaska Air Group, Inc. *	964	41,394
JetBlue Airways Corp. *	716	4,640
Southwest Airlines Co. *	27,340	920,538
		966,572
Auto Components — 0.4%
Aptiv PLC *	4,329	403,160
BorgWarner, Inc.	24,241	975,700
Gentex Corp.	863	23,534
Goodyear Tire & Rubber Co. (The) *	2,391	24,269
Lear Corp.	4,071	504,885
		1,931,548
Automobiles — 1.0%
Ford Motor Co.	150,516	1,750,501
General Motors Co.	98,964	3,329,149
		5,079,650
Beverages — 0.4%
Constellation Brands, Inc., Class A	5,660	1,311,705
Keurig Dr Pepper, Inc.	2,705	96,460
Molson Coors Beverage Co., Class B	10,592	545,700
		1,953,865
Biotechnology — 2.3%
AbbVie, Inc.	738	119,268
Biogen, Inc. *	9,693	2,684,186
Gilead Sciences, Inc.	44,490	3,819,467
Moderna, Inc. *	8,724	1,567,005
Regeneron Pharmaceuticals, Inc. *	3,232	2,331,856
United Therapeutics Corp. *	683	189,935
Vertex Pharmaceuticals, Inc. *	4,366	1,260,813
		11,972,530
Building Products — 1.2%
Builders FirstSource, Inc. *	7,125	462,270
Carlisle Cos., Inc.	2,854	672,545
Carrier Global Corp.	18,539	764,734
Fortune Brands Innovations, Inc.	11,027	629,752
Johnson Controls International PLC	34,370	2,199,680
Masterbrand, Inc. *	11,027	83,254
Owens Corning	12,209	1,041,428
Trane Technologies PLC	2,815	473,173
		6,326,836
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	52,444	2,387,251
Franklin Resources, Inc. @	5,210	137,440
Goldman Sachs Group, Inc. (The)	18,862	6,476,834
Jefferies Financial Group, Inc.	6,993	239,720
Morgan Stanley	58,923	5,009,633
Northern Trust Corp.	370	32,741
State Street Corp.	10,112	784,388
		15,068,007
Chemicals — 3.5%
Air Products & Chemicals, Inc.	5,579	1,719,782
Albemarle Corp.	345	74,817
Celanese Corp.	4,202	429,612
CF Industries Holdings, Inc.	11,835	1,008,342
Corteva, Inc.	18,513	1,088,194
Dow, Inc.	51,700	2,605,163
DuPont de Nemours, Inc.	13,259	909,965
Eastman Chemical Co.	17,799	1,449,551
FMC Corp.	500	62,400
International Flavors & Fragrances, Inc.	9,315	976,585
Linde plc	14,100	4,599,138
LyondellBasell Industries NV, Class A	21,390	1,776,012
Mosaic Co. (The)	12,646	554,780
PPG Industries, Inc.	775	97,448
Westlake Corp.	7,968	817,039
		18,168,828
Commercial Banks — 9.4%
Bank of America Corp.	199,928	6,621,615
Citigroup, Inc.	79,030	3,574,527
Citizens Financial Group, Inc.	18,613	732,794
East West Bancorp, Inc.	2,390	157,501
Fifth Third Bancorp	70,601	2,316,419
Huntington Bancshares, Inc.	72,900	1,027,890
JPMorgan Chase & Co.	138,592	18,585,187
KeyCorp	66,158	1,152,472
M&T Bank Corp.	3,759	545,281
PNC Financial Services Group, Inc. (The)	11,566	1,826,734
Regions Financial Corp.	119,937	2,585,842
Truist Financial Corp.	64,730	2,785,332
US Bancorp	29,194	1,273,150
Wells Fargo & Co.	126,013	5,203,077
Zions Bancorp NA	20,193	992,688
		49,380,509
Commercial Services & Supplies — 0.9%
Republic Services, Inc.	35,532	4,583,273
Communications Equipment — 0.2%
Cisco Systems, Inc.	4,155	197,944
Juniper Networks, Inc.	19,365	618,906
		816,850
Computers & Peripherals — 1.5%
Dell Technologies, Inc., Class C	861	34,630
Hewlett Packard Enterprise Co.	141,847	2,263,878
HP, Inc.	176,918	4,753,787
Western Digital Corp. *	23,295	734,957
Xerox Holdings Corp.	2,019	29,477
		7,816,729
Construction & Engineering — 0.6%
AECOM	11,462	973,468
Quanta Services, Inc.	13,887	1,978,897
		2,952,365
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	4,136	1,397,844
Vulcan Materials Co.	8,594	1,504,895
		2,902,739
Consumer Finance — 0.9%
Ally Financial, Inc.	52,963	1,294,945
Capital One Financial Corp.	28,539	2,652,986
Synchrony Financial	25,544	839,376
		4,787,307
Containers & Packaging — 0.5%
Amcor PLC	20,769	247,359

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
International Paper Co.	44,343	$1,535,598
Packaging Corp. of America	2,898	370,683
Sonoco Products Co.	611	37,094
WestRock Co.	13,537	475,961
		2,666,695
Distributors — 0.4%
Genuine Parts Co.	2,168	376,170
LKQ Corp.	37,512	2,003,516
		2,379,686
Diversified Financial Services — 2.3%
Apollo Global Management, Inc.	2,277	145,250
Berkshire Hathaway, Inc., Class B *	38,388	11,858,053
		12,003,303
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	455,881	8,392,769
Lumen Technologies, Inc.	125,601	655,638
Verizon Communications, Inc.	192,903	7,600,378
		16,648,785
Electric Utilities — 0.1%
NRG Energy, Inc.	22,148	704,749
Electrical Equipment — 0.8%
AMETEK, Inc.	5,351	747,642
Eaton Corp. PLC	19,988	3,137,116
Hubbell, Inc.	630	147,848
Sensata Technologies Holding PLC	1,781	71,917
		4,104,523
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc. *	3,551	371,328
Corning, Inc.	84,494	2,698,739
Flex Ltd. *	31,420	674,273
Jabil, Inc.	2,421	165,112
TD SYNNEX Corp.	1,605	152,010
TE Connectivity Ltd.	19,391	2,226,087
Vontier Corp.	1,095	21,166
		6,308,715
Energy Equipment & Services — 0.6%
Baker Hughes Co.	23,916	706,239
Schlumberger Ltd.	48,819	2,609,864
		3,316,103
Entertainment — 1.3%
Activision Blizzard, Inc.	21,184	1,621,635
Electronic Arts, Inc.	1,911	233,486
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	58,613
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	131,157
Madison Square Garden Entertainment Corp. *	443	19,922
Take-Two Interactive Software, Inc. *	725	75,494
Walt Disney Co. (The) *	41,483	3,604,043
Warner Bros Discovery, Inc. *	112,539	1,066,870
		6,811,220
Food & Staples Retailing — 2.5%
Kroger Co. (The)	64,415	2,871,621
US Foods Holding Corp. *	9,124	310,398
Walgreens Boots Alliance, Inc.	44,769	1,672,570
Walmart, Inc.	57,079	8,093,231
		12,947,820
Food Products — 3.4%
Archer-Daniels-Midland Co.	24,965	2,318,000
Bunge Ltd.	12,845	1,281,546
Campbell Soup Co.	3,702	210,088
Conagra Brands, Inc.	19,827	767,305
Darling Ingredients, Inc. *	5,424	339,488
General Mills, Inc.	38,095	3,194,266
Hormel Foods Corp.	5,728	260,910
J.M. Smucker Co. (The)	13,087	2,073,766
Kraft Heinz Co. (The)	20,920	851,653
McCormick & Co., Inc.	1,921	159,232
Mondelez International, Inc., Class A	51,728	3,447,671
Post Holdings, Inc. *	973	87,823
Seaboard Corp.	22	83,055
Tyson Foods, Inc., Class A	41,844	2,604,789
		17,679,592
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	325	35,682
Baxter International, Inc.	14,838	756,293
Becton Dickinson & Co.	4,016	1,021,269
Boston Scientific Corp. *	7,514	347,673
Cooper Cos., Inc. (The)	137	45,302
Embecta Corp.	803	20,308
Hologic, Inc. *	2,895	216,575
Medtronic PLC	37,706	2,930,510
STERIS plc	3,637	671,717
Zimmer Biomet Holdings, Inc.	8,154	1,039,635
Zimvie, Inc. *	815	7,612
		7,092,576
Health Care Providers & Services — 6.0%
Centene Corp. *	19,196	1,574,264
CIGNA Corp.	19,065	6,316,997
CVS Health Corp.	58,448	5,446,769
Elevance Health, Inc.	13,010	6,673,740
Henry Schein, Inc. *	3,777	301,669
Humana, Inc.	7,918	4,055,520
Laboratory Corp. of America Holdings	13,769	3,242,324
McKesson Corp.	1,984	744,238
Quest Diagnostics, Inc.	18,783	2,938,413
Universal Health Services, Inc., Class B	1,221	172,027
		31,465,961
Hotels, Restaurants & Leisure — 0.4%
Aramark	16,117	666,277
Carnival Corp. *@	27,865	224,592
Hyatt Hotels Corp., Class A *	3,174	287,088
MGM Resorts International	26,967	904,204
Royal Caribbean Cruises Ltd. *	801	39,593
		2,121,754
Household Durables — 2.1%
DR Horton, Inc.	50,225	4,477,056
Garmin Ltd.	12,982	1,198,109
Lennar Corp., B Shares	573	42,849
Lennar Corp., Class A	23,116	2,091,998
Mohawk Industries, Inc. *	2,654	271,292
Newell Brands, Inc.	8,086	105,765
PulteGroup, Inc.	41,840	1,904,975

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Toll Brothers, Inc.	116	$5,791
Whirlpool Corp.	4,936	698,246
		10,796,081
Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	590,834
Industrial Conglomerates — 0.2%
General Electric Co.	11,962	1,002,296
Insurance — 4.6%
Aflac, Inc.	32,730	2,354,596
Allstate Corp. (The)	1,291	175,060
American Financial Group, Inc.	3,969	544,864
American International Group, Inc.	29,118	1,841,422
Arch Capital Group Ltd. *	11,691	733,961
Assurant, Inc.	4,486	561,019
Chubb Ltd.	11,440	2,523,664
Cincinnati Financial Corp.	370	37,884
CNA Financial Corp.	4,467	188,865
Everest Re Group Ltd.	1,938	642,001
F&G Annuities & Life, Inc.	103	2,061
Fidelity National Financial, Inc.	1,515	56,994
Hartford Financial Services Group, Inc. (The)	47,472	3,599,802
Lincoln National Corp.	9,516	292,332
Loews Corp.	15,964	931,180
Markel Corp. *	116	152,829
MetLife, Inc.	20,221	1,463,394
Old Republic International Corp.	14,636	353,459
Principal Financial Group, Inc.	28,632	2,402,798
Prudential Financial, Inc.	12,032	1,196,703
Reinsurance Group of America, Inc.	23	3,268
RenaissanceRe Holdings Ltd.	469	86,404
Travelers Companies, Inc. (The)	21,374	4,007,411
		24,151,971
Interactive Media & Services — 1.1%
Meta Platforms, Inc., Class A *	46,973	5,652,731
Internet & Catalog Retail — 0.0%
eBay, Inc.	4,559	189,062
IT Services — 1.4%
Akamai Technologies, Inc. *	3,310	279,033
Amdocs Ltd.	15,213	1,382,862
Cognizant Technology Solutions Corp., Class A	34,305	1,961,903
Concentrix Corp.	1,605	213,722
DXC Technology Co. *	10,285	272,552
Fidelity National Information Services, Inc.	17,462	1,184,797
Fiserv, Inc. *	12,529	1,266,306
Global Payments, Inc.	4,923	488,952
International Business Machines Corp.	252	35,504
Kyndryl Holdings, Inc. *	1,933	21,495
SS&C Technologies Holdings, Inc.	7,467	388,732
		7,495,858
Life Sciences Tools & Services — 2.6%
Bio-Rad Laboratories, Inc., Class A *	172	72,324
Danaher Corp.	19,132	5,078,016
PerkinElmer, Inc.	1,932	270,905
Thermo Fisher Scientific, Inc.	14,696	8,092,940
		13,514,185
Machinery — 3.2%
AGCO Corp.	8,548	1,185,522
Cummins, Inc.	10,946	2,652,106
Dover Corp.	7,963	1,078,270
Fortive Corp.	7,311	469,732
Ingersoll Rand, Inc.	14,939	780,563
Oshkosh Corp.	984	86,779
Otis Worldwide Corp.	25,885	2,027,054
PACCAR, Inc.	23,005	2,276,805
Parker-Hannifin Corp.	8,468	2,464,188
Pentair PLC	20,400	917,592
Snap-On, Inc.	6,351	1,451,140
Stanley Black & Decker, Inc.	14,985	1,125,673
Westinghouse Air Brake Technologies Corp.	5,333	532,287
		17,047,711
Media — 2.6%
Comcast Corp., Class A	285,775	9,993,552
DISH Network Corp., Class A *	12,654	177,662
Fox Corp. Class A	24,883	755,697
Fox Corp. Class B	14,510	412,809
Interpublic Group of Cos., Inc. (The)	21,833	727,257
Liberty Broadband Corp., Class C *	3,887	296,461
Liberty Media Corp.-Liberty Siriusxm, Class A *	4,389	172,532
Liberty Media Corp.-Liberty Siriusxm, Class C *	8,778	343,483
News Corp., Class A	8,320	151,424
News Corp., Class B	1,734	31,975
Paramount Global, Class A	900	17,649
Paramount Global, Class B	44,427	749,928
		13,830,429
Metals & Mining — 3.3%
Alcoa Corp.	2,284	103,854
Arconic Corp. *	1,634	34,575
Cleveland-Cliffs, Inc. *@	9,779	157,540
Freeport-McMoRan, Inc.	106,539	4,048,482
Newmont Corp.	46,812	2,209,526
Nucor Corp.	41,998	5,535,756
Reliance Steel & Aluminum Co.	9,348	1,892,409
Royal Gold, Inc.	725	81,722
Steel Dynamics, Inc.	33,820	3,304,214
		17,368,078
Multiline Retail — 0.3%
Dollar Tree, Inc. *	12,596	1,781,578
Kohl’s Corp.	344	8,686
		1,790,264
Oil, Gas & Consumable Fuels — 14.4%
Chevron Corp.	96,299	17,284,708
ConocoPhillips	102,632	12,110,576
Coterra Energy, Inc.	14,312	351,646
Devon Energy Corp.	13,044	802,336
Diamondback Energy, Inc.	1,857	254,000
EOG Resources, Inc.	23,992	3,107,444
Exxon Mobil Corp.	222,398	24,530,499
Hess Corp.	4,046	573,804
HF Sinclair Corp.	471	24,440
Kinder Morgan, Inc.	54,102	978,164
Marathon Oil Corp.	18,183	492,214
Marathon Petroleum Corp.	30,104	3,503,805
Occidental Petroleum Corp.	34,021	2,142,983
ONEOK, Inc.	5,866	385,396
Phillips 66	15,495	1,612,720
Pioneer Natural Resources Co.	10,352	2,364,293
Targa Resources Corp.	3,005	220,868
Valero Energy Corp.	19,826	2,515,126

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Williams Cos., Inc. (The)	70,657	$2,324,615
		75,579,637
Personal Products — 0.0%
BellRing Brands, Inc. *	1,233	31,614
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	73,422	5,282,713
Jazz Pharmaceuticals PLC *	4,730	753,536
Merck & Co., Inc.	3,603	399,753
Pfizer, Inc.	340,714	17,458,185
Viatris, Inc.	69,023	768,226
		24,662,413
Professional Services — 0.5%
Jacobs Solutions, Inc.	6,136	736,749
Leidos Holdings, Inc.	16,200	1,704,078
Manpowergroup, Inc.	632	52,589
		2,493,416
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	19,100	1,469,936
Jones Lang LaSalle, Inc. *	4,753	757,486
		2,227,422
Road & Rail — 1.0%
Norfolk Southern Corp.	16,359	4,031,185
U-Haul Holding Co. @	2,003	120,561
U-Haul Holding Co.	18,027	991,124
		5,142,870
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc. *	6,017	389,721
Analog Devices, Inc.	10,368	1,700,663
Intel Corp.	250,177	6,612,178
Marvell Technology, Inc.	18,929	701,130
Micron Technology, Inc.	75,683	3,782,637
Qorvo, Inc. *	11,125	1,008,370
Skyworks Solutions, Inc.	4,292	391,130
		14,585,829
Software — 0.3%
Gen Digital, Inc.	3,129	67,054
Roper Technologies, Inc.	366	158,145
Salesforce, Inc. *	8,903	1,180,449
		1,405,648
Specialty Retail — 0.2%
Advance Auto Parts, Inc.	4,932	725,152
Carmax, Inc. *@	8,119	494,366
Lithia Motors, Inc.	400	81,896
		1,301,414
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	177,103
Tapestry, Inc.	6,979	265,760
		442,863
Trading Companies & Distributors — 0.4%
United Rentals, Inc. *	5,460	1,940,593
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	29,534	4,134,760
TOTAL COMMON STOCKS (Identified Cost $324,365,913)		522,916,788
SHORT-TERM INVESTMENTS — 0.0%
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	143,275	143,275
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $143,275)		143,275
Total Investments — 99.8% (Identified Cost $324,509,188)		523,060,063
Cash and Other Assets, Less Liabilities — 0.2%		1,248,012
Net Assets — 100.0%		$524,308,075
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $1,142,356.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.5%
AAR Corp. *	4,010	$180,049
Aerojet Rocketdyne Holdings, Inc. *	13,783	770,883
Aerovironment, Inc. *	2,697	231,025
Astronics Corp. Class B *	693	6,895
Axon Enterprise, Inc. *	4,947	820,856
BWX Technologies, Inc.	3,927	228,080
Curtiss-Wright Corp.	2,577	430,333
Ducommun, Inc. *	1,489	74,391
Hexcel Corp.	5,671	333,738
Innovative Solutions & Support, Inc. *	3,248	26,699
Kaman Corp.	3,031	67,591
Kratos Defense & Security Solutions, Inc. *	11,721	120,961
Mercury Systems, Inc. *	4,277	191,353
Moog, Inc., Class A	3,044	267,142
National Presto Industries, Inc.	709	48,538
Park Aerospace Corp.	2,501	33,538
Parsons Corp. *	1,163	53,789
SIFCO Industries, Inc. *	1,187	2,564
V2X, Inc. *	1,491	61,563
Woodward, Inc.	4,322	417,548
		4,367,536
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc. *	8,228	213,763
Atlas Air Worldwide Holdings, Inc. *	3,175	320,040
Forward Air Corp.	3,327	348,969
HUB Group, Inc., Class A *	4,420	351,346
Radiant Logistics, Inc. *	6,146	31,283
		1,265,401
Airlines — 0.2%
Alaska Air Group, Inc. *	9,239	396,723
Allegiant Travel Co. *	441	29,984
American Airlines Group, Inc. *	6,949	88,391
Hawaiian Holdings, Inc. *	6,255	64,176
Skywest, Inc. *	4,643	76,656
Spirit Airlines, Inc. *	3,315	64,576
		720,506
Auto Components — 1.5%
Adient PLC *	4,024	139,593
American Axle & Manufacturing Holdings, Inc. *	3,721	29,098
Autoliv, Inc.	6,358	486,896
BorgWarner, Inc.	15,123	608,701
Dana, Inc.	9,900	149,787
Dorman Products, Inc. *	3,535	285,875
Fox Factory Holding Corp. *	4,825	440,185
Gentex Corp.	15,377	419,331
Gentherm, Inc. *	4,234	276,438
Goodyear Tire & Rubber Co. (The) *	4,835	49,075
LCI Industries	2,757	254,885
Lear Corp.	4,020	498,560
Modine Manufacturing Co. *	6,449	128,077
Motorcar Parts of America, Inc. *	2,267	26,887
Patrick Industries, Inc.	2,334	141,440
Standard Motor Products, Inc.	2,639	91,837
Stoneridge, Inc. *	2,727	58,794
Strattec Security Corp. *	941	19,337
Visteon Corp. *	2,696	352,718
		4,457,514
Automobiles — 0.2%
Harley-Davidson, Inc.	9,600	399,360
Thor Industries, Inc. @	2,397	180,949
Winnebago Industries, Inc.	3,191	168,166
		748,475
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A *	69	22,737
Celsius Holdings, Inc. *@	675	70,227
Coca-Cola Consolidated, Inc.	1,082	554,373
Duckhorn Portfolio, Inc. (The) *	7,536	124,872
MGP Ingredients, Inc. @	1,851	196,909
Molson Coors Beverage Co., Class B	12,855	662,290
National Beverage Corp. *	8,395	390,619
		2,022,027
Biotechnology — 2.5%
Adicet Bio, Inc. *	2,222	19,865
Agios Pharmaceuticals, Inc. *	4,111	115,437
Albireo Pharma, Inc. *@	1,018	21,999
Aldeyra Therapeutics, Inc. *	3,971	27,638
Alkermes PLC *	7,251	189,469
Allogene Therapeutics, Inc. *@	9,669	60,818
AnaptysBio, Inc. *	2,569	79,613
Anika Therapeutics, Inc. *	1,795	53,132
Arcturus Therapeutics Holdings, Inc. *	2,548	43,214
Arcus Biosciences, Inc. *	2,904	60,055
Avid Bioservices, Inc. *	5,072	69,841
Avidity Biosciences, Inc. *	4,762	105,669
Beam Therapeutics, Inc. *@	497	19,438
Biomea Fusion, Inc. *	1,472	12,409
Bluebird Bio, Inc. *	5,659	39,160
Blueprint Medicines Corp. *	1,537	67,336
Catalyst Pharmaceuticals, Inc. *	8,570	159,402
Chinook Therapeutics, Inc. *	3,978	104,224
Concert Pharmaceuticals, Inc. *	2,527	14,758
Crinetics Pharmaceuticals, Inc. *	551	10,083
CRISPR Therapeutics AG *@	1,927	78,333
Cullinan Oncology, Inc. *	1,139	12,016
Day One Biopharmaceuticals, Inc. *	977	21,025
Deciphera Pharmaceuticals, Inc. *	4,588	75,197
Design Therapeutics, Inc. *	1,007	10,332
Dynavax Technologies Corp. *@	7,915	84,216
Dyne Therapeutics, Inc. *	1,485	17,211
Eagle Pharmaceuticals, Inc. *	488	14,264
Editas Medicine, Inc. *	4,524	40,128
Emergent BioSolutions, Inc. *	5,055	59,700
Enanta Pharmaceuticals, Inc. *	2,226	103,554
Exelixis, Inc. *	22,934	367,861
Fate Therapeutics, Inc. *	2,137	21,562
Generation Bio Co. *	1,523	5,985
Graphite Bio, Inc. *	3,123	10,368
Gritstone bio, Inc. *@	6,203	21,400
Halozyme Therapeutics, Inc. *	10,812	615,203
Ideaya Biosciences, Inc. *	4,393	79,821
Immunovant, Inc. *	5,637	100,057
Intellia Therapeutics, Inc. *	2,590	90,365
Ionis Pharmaceuticals, Inc. *	2,033	76,786
Iovance Biotherapeutics, Inc. *	6,868	43,887
Ironwood Pharmaceuticals, Inc. *	11,743	145,496
IVERIC bio, Inc. *	3,627	77,654
KalVista Pharmaceuticals, Inc. *@	767	5,185
Karuna Therapeutics, Inc. *	1,267	248,966
Kodiak Sciences, Inc. *	2,149	15,387
Krystal Biotech, Inc. *	1,598	126,594
Kura Oncology, Inc. *	5,384	66,815
Kymera Therapeutics, Inc. *@	3,129	78,100
Ligand Pharmaceuticals, Inc. *	1,727	115,364
Mirati Therapeutics, Inc. *	1,395	63,207
Myriad Genetics, Inc. *	8,130	117,966
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Neurocrine Biosciences, Inc. *	7,426	$886,961
Nurix Therapeutics, Inc. *	2,828	31,051
PDL BioPharma, Inc. *§	18,262	44,742
PMV Pharmaceuticals, Inc. *@	3,331	28,980
Prothena Corp. PLC *	3,247	195,632
RAPT Therapeutics, Inc. *	1,843	36,491
Recursion Pharmaceuticals, Inc. *@	1,754	13,523
REGENXBIO, Inc. *	2,731	61,939
Relay Therapeutics, Inc. *	7,635	114,067
Replimune Group, Inc. *	2,517	68,462
REVOLUTION Medicines, Inc. *	5,705	135,893
Rocket Pharmaceuticals, Inc. *	4,421	86,519
Sage Therapeutics, Inc. *	3,363	128,265
Sangamo Therapeutics, Inc. *	9,669	30,361
Sarepta Therapeutics, Inc. *	465	60,255
Stoke Therapeutics, Inc. *	2,970	27,413
Sutro Biopharma, Inc. *	908	7,337
Syndax Pharmaceuticals, Inc. *	5,678	144,505
Twist Bioscience Corp. *	3,895	92,740
United Therapeutics Corp. *	2,710	753,624
Vaxcyte, Inc. *	672	32,222
Veracyte, Inc. *	4,340	102,988
Vericel Corp. *	713	18,780
Xencor, Inc. *	3,940	102,598
Xenon Pharmaceuticals, Inc. *	338	13,327
		7,502,240
Building Products — 2.4%
A.O. Smith Corp.	8,970	513,443
AAON, Inc.	7,440	560,381
Advanced Drainage Systems, Inc.	7,559	619,611
Allegion PLC	575	60,525
American Woodmark Corp. *	1,353	66,108
Apogee Enterprises, Inc.	2,316	102,969
Armstrong World Industries, Inc.	4,794	328,820
Builders FirstSource, Inc. *	16,974	1,101,273
Carlisle Cos., Inc.	1,053	248,139
CSW Industrials, Inc.	1,174	136,102
Gibraltar Industries, Inc. *	3,042	139,567
Griffon Corp.	5,311	190,081
Insteel Industries, Inc.	2,278	62,691
Lennox International, Inc.	1,677	401,189
Masco Corp.	2,284	106,594
Masonite International Corp. *	169	13,623
Owens Corning	6,683	570,060
PGT Innovations, Inc. *	6,135	110,185
Quanex Building Products Corp.	3,883	91,949
Resideo Technologies, Inc. *	681	11,202
Simpson Manufacturing Co., Inc.	4,397	389,838
Trex Co., Inc. *	10,510	444,888
UFP Industries, Inc.	7,021	556,414
Zurn Elkay Water Solutions Corp.	14,150	299,273
		7,124,925
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	4,043	640,532
Artisan Partners Asset Management, Inc., Class A	7,515	223,195
AssetMark Financial Holdings, Inc. *	3,140	72,220
B Riley Financial, Inc. @	1,204	41,177
BGC Partners, Inc., Class A	30,567	115,237
Blucora, Inc. *	7,622	194,590
Brightsphere Investment Group, Inc.	2,826	58,159
Cboe Global Markets, Inc.	197	24,718
Cohen & Steers, Inc.	5,127	330,999
Cowen, Inc. Class A @	2,940	113,543
Diamond Hill Investment Group, Inc.	289	53,471
Donnelley Financial Solutions, Inc. *	4,189	161,905
Evercore, Inc., Class A	3,659	399,124
Federated Hermes, Inc.	10,797	392,039
Hamilton Lane, Inc. Class A	1,792	114,473
Houlihan Lokey, Inc.	1,002	87,334
Invesco Ltd.	24,055	432,749
Janus Henderson Group PLC	14,636	344,239
Jefferies Financial Group, Inc.	21,621	741,168
Lazard Ltd., Class A	6,742	233,745
LPL Financial Holdings, Inc.	805	174,017
MarketAxess Holdings, Inc.	630	175,701
Moelis & Co., Class A	3,960	151,945
Morningstar, Inc.	2,847	616,632
Open Lending Corp., Class A *	2,793	18,853
Oppenheimer Holdings, Inc., Class A	1,244	52,658
Piper Sandler Cos.	2,274	296,052
PJT Partners, Inc., Class A	1,422	104,787
SEI Investments Co.	4,732	275,876
Silvercrest Asset Management Group, Inc., Class A	759	14,246
Stifel Financial Corp.	9,673	564,613
Stonex Group, Inc. *	2,079	198,129
Victory Capital Holdings, Inc., Class A	982	26,347
Virtu Financial, Inc., Class A	4,501	91,865
Virtus Investment Partners, Inc.	853	163,298
Westwood Holdings Group, Inc.	1,157	12,882
WisdomTree, Inc. @	4,286	23,359
		7,735,877
Chemicals — 2.4%
AdvanSix, Inc.	3,198	121,588
American Vanguard Corp.	3,554	77,157
Ashland, Inc.	4,043	434,744
Avient Corp.	10,014	338,073
Axalta Coating Systems Ltd. *	16,030	408,284
Balchem Corp.	3,741	456,813
Cabot Corp.	5,463	365,147
Chase Corp.	1,129	97,388
Chemours Co. (The)	8,849	270,956
Core Molding Technologies, Inc. *	1,500	19,485
Eastman Chemical Co.	729	59,370
Ecovyst, Inc. *	5,086	45,062
Element Solutions, Inc.	21,963	399,507
H.B. Fuller Co.	6,101	436,954
Hawkins, Inc.	2,648	102,213
Huntsman Corp.	12,047	331,052
Ingevity Corp. *	2,357	166,027
Innospec, Inc.	2,704	278,133
Intrepid Potash, Inc. *	1,589	45,874
Koppers Holdings, Inc.	2,308	65,086
Kronos Worldwide, Inc.	2,278	21,413
Livent Corp. *	7,893	156,834
LSB Industries, Inc. *	3,802	50,567
Mativ Holdings, Inc.	6,136	128,242

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Minerals Technologies, Inc.	3,081	$187,078
NewMarket Corp.	504	156,799
Olin Corp.	3,715	196,672
Orion Engineered Carbons SA	3,504	62,406
Quaker Chemical Corp.	784	130,850
RPM International, Inc.	3,629	353,646
Sensient Technologies Corp.	4,568	333,099
Stepan Co.	2,418	257,420
Tredegar Corp.	3,412	34,871
Tronox Holdings PLC Class A	1,464	20,071
Valvoline, Inc.	6,915	225,775
Westlake Corp.	4,157	426,259
		7,260,915
Commercial Banks — 9.9%
1st Source Corp.	2,546	135,167
Amalgamated Financial Corp.	477	10,990
Amerant Bancorp, Inc.	661	17,741
American National Bankshares, Inc.	1,508	55,690
Ameris Bancorp	6,744	317,912
AmeriServ Financial, Inc.	4,400	17,292
Arrow Financial Corp.	2,213	75,021
Associated Banc-Corp.	14,942	345,011
Atlantic Union Bankshares Corp.	6,981	245,312
Banc of California, Inc.	5,994	95,484
Bancfirst Corp.	3,303	291,259
Bancorp, Inc. (The) *	6,121	173,714
Bank of Hawaii Corp.	3,456	268,047
Bank of Marin Bancorp	1,580	51,950
Bank OZK	4,569	183,034
BankUnited, Inc.	3,310	112,441
Bankwell Financial Group, Inc.	326	9,594
Banner Corp.	3,355	212,036
Bar Harbor Bankshares	2,089	66,932
BCB Bancorp, Inc.	878	15,795
Berkshire Hills Bancorp, Inc.	4,455	133,204
BOK Financial Corp.	5,182	537,840
Brookline Bancorp, Inc.	7,431	105,149
Business First Bancshares, Inc.	553	12,243
Byline Bancorp, Inc.	1,299	29,838
C&F Financial Corp.	466	27,154
Cadence Bank	15,454	381,096
Camden National Corp.	1,756	73,208
Capital City Bank Group, Inc.	1,890	61,425
Carter Bankshares, Inc. *	711	11,795
Cathay General Bancorp	7,259	296,095
Central Pacific Financial Corp.	3,116	63,192
Central Valley Community Bancorp	1,638	34,693
Citizens & Northern Corp.	852	19,477
Citizens Community Bancorp, Inc.	400	4,812
City Holding Co.	1,686	156,950
Civista Bancshares, Inc.	270	5,943
CNB Financial Corp.	2,264	53,861
Coastal Financial Corp. *	555	26,374
Columbia Banking System, Inc.	7,605	229,139
Comerica, Inc.	7,707	515,213
Commerce Bancshares, Inc.	8,574	583,632
Community Bank System, Inc.	4,718	296,998
Community Trust Bancorp, Inc.	2,206	101,322
Connectone Bancorp, Inc.	4,989	120,784
Cullen/Frost Bankers, Inc.	3,828	511,804
Customers Bancorp, Inc. *	4,720	133,765
CVB Financial Corp.	13,166	339,024
Dime Community Bancshares, Inc.	4,460	141,962
Eagle Bancorp, Inc.	3,436	151,424
East West Bancorp, Inc.	9,740	641,866
Enterprise Bancorp, Inc.	331	11,684
Enterprise Financial Services Corp.	2,901	142,033
Equity Bancshares, Inc., Class A	1,470	48,025
Esquire Financial Holdings, Inc.	569	24,615
Farmers & Merchants Bancorp, Inc.	1,205	32,752
Farmers National Banc Corp.	3,991	56,353
FB Financial Corp.	3,274	118,322
Financial Institutions, Inc.	1,855	45,188
First Bancorp	22,823	290,309
First Bancorp, Inc. (The)	1,876	56,167
First Bancorp/Southern Pines NC	3,381	144,842
First Bancshares, Inc. (The)	1,367	43,758
First Busey Corp.	5,571	137,715
First Business Financial Services, Inc.	551	20,139
First Citizens Bancshares, Inc., Class A	388	294,244
First Commonwealth Financial Corp.	9,286	129,725
First Community Bankshares, Inc.	1,982	67,190
First Financial Bancorp	8,992	217,876
First Financial Bankshares, Inc.	14,820	509,808
First Financial Corp.	1,395	64,282
First Financial Northwest, Inc.	2,239	33,540
First Foundation, Inc.	4,921	70,518
First Hawaiian, Inc.	1,200	31,248
First Horizon Corp.	34,954	856,373
First Internet Bancorp	1,284	31,176
First Interstate Bancsystem, Inc., Class A	5,123	198,004
First Merchants Corp.	5,621	231,079
First Mid Bancshares, Inc.	500	16,040
First of Long Island Corp. (The)	2,295	41,310
Flushing Financial Corp.	3,899	75,563
FNB Corp.	22,576	294,617
Fulton Financial Corp.	15,678	263,861
German American Bancorp, Inc.	3,217	119,994
Glacier Bancorp, Inc.	11,842	585,232
Great Southern Bancorp, Inc.	1,501	89,294
Hancock Whitney Corp.	6,503	314,680
Hanmi Financial Corp.	3,586	88,753
Harborone Bancorp, Inc.	6,045	84,025
Heartland Financial USA, Inc.	4,558	212,494
Heritage Commerce Corp.	6,526	84,838
Heritage Financial Corp.	4,162	127,524
Hilltop Holdings, Inc.	6,988	209,710
Home Bancshares, Inc.	13,006	296,407
HomeStreet, Inc.	2,447	67,488
HomeTrust Bancshares, Inc.	2,255	54,503
Hope Bancorp, Inc.	11,541	147,840
Horizon Bancorp, Inc.	5,096	76,848
Independent Bank Corp.	5,005	422,572
Independent Bank Corp.	600	14,352
Independent Bank Group, Inc.	2,187	131,395
International Bancshares Corp.	5,903	270,121
Lakeland Bancorp, Inc.	5,547	97,683
Lakeland Financial Corp.	3,146	229,564
Live Oak Bancshares, Inc.	847	25,579
Macatawa Bank Corp.	5,141	56,705
Mercantile Bank Corp.	1,601	53,601
Metropolitan Bank Holding Corp. *	321	18,833
Midland States Bancorp, Inc.	1,086	28,909
MidWestOne Financial Group, Inc.	613	19,463
National Bank Holdings Corp., Class A	3,376	142,028
NBT Bancorp, Inc.	4,206	182,624
Nicolet Bankshares, Inc. *	1,020	81,386

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Northeast Bank	896	$37,722
Northrim Bancorp, Inc.	836	45,620
Northwest Bancshares, Inc.	12,344	172,569
OceanFirst Financial Corp.	5,639	119,829
OFG Bancorp	5,852	161,281
Old National Bancorp	28,203	507,090
Old Second Bancorp, Inc.	2,244	35,994
Origin Bancorp, Inc.	1,342	49,251
Pacific Premier Bancorp, Inc.	6,941	219,058
PacWest Bancorp	1,008	23,134
Park National Corp.	1,732	243,779
Pathward Financial, Inc.	3,897	167,766
Peapack Gladstone Financial Corp.	1,992	74,142
Penns Woods Bancorp, Inc.	1,138	30,294
Peoples Bancorp, Inc.	3,204	90,513
Pinnacle Financial Partners, Inc.	3,365	246,991
Popular, Inc.	7,138	473,392
Preferred Bank	1,561	116,482
Premier Financial Corp.	4,193	113,085
Primis Financial Corp.	2,721	32,244
Prosperity Bancshares, Inc.	7,853	570,756
QCR Holdings, Inc.	1,914	95,011
Renasant Corp.	5,355	201,294
Republic Bancorp, Inc., Class A	1,997	81,717
Riverview Bancorp, Inc.	2,557	19,638
S&T Bancorp, Inc.	3,996	136,583
Sandy Spring Bancorp, Inc.	4,282	150,855
Seacoast Banking Corp. of Florida	5,003	156,044
ServisFirst Bancshares, Inc.	5,630	387,963
Sierra Bancorp	2,000	42,480
Silvergate Capital Corp.,Class A *@	413	7,186
Simmons First National Corp., Class A	10,791	232,870
South State Corp.	7,217	551,090
Southern First Bancshares, Inc. *	923	42,227
Southside Bancshares, Inc.	3,368	121,214
Stellar Bancorp, Inc.	3,386	99,752
Stock Yards Bancorp, Inc.	2,936	190,781
Summit Financial Group, Inc.	392	9,757
Synovus Financial Corp.	9,560	358,978
Texas Capital Bancshares, Inc. *	3,132	188,891
Tompkins Financial Corp.	1,559	120,947
Towne Bank	5,809	179,150
Trico Bancshares	2,959	150,879
Triumph Bancorp, Inc. *	2,441	119,292
Trustmark Corp.	5,770	201,431
UMB Financial Corp.	4,960	414,259
Umpqua Holdings Corp.	8,081	144,246
United Bankshares, Inc.	12,088	489,443
United Community Banks, Inc.	8,563	289,429
Univest Financial Corp	3,363	87,875
Valley National Bancorp	37,407	423,073
Veritex Holdings, Inc.	3,570	100,246
Washington Federal, Inc.	6,377	213,948
Washington Trust Bancorp, Inc.	2,001	94,407
Webster Financial Corp.	11,093	525,143
WesBanco, Inc.	6,661	246,324
West Bancorp, Inc.	1,763	45,045
Westamerica Bancorp	2,658	156,849
Western Alliance Bancorp	5,446	324,364
Wintrust Financial Corp.	4,936	417,191
Zions Bancorp NA	10,151	499,023
		29,282,392
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	7,749	344,211
ACCO Brands Corp.	6,694	37,419
Brady Corp., Class A	5,019	236,395
Brink’s Co. (The)	4,837	259,795
Casella Waste Systems, Inc., Class A *	6,377	505,760
Ceco Environmental Corp. *	4,211	49,184
Cimpress PLC *	1,426	39,372
Clean Harbors, Inc. *	5,266	600,956
Deluxe Corp.	4,032	68,463
Driven Brands Holdings, Inc. *	1,606	43,860
Ennis, Inc.	3,110	68,918
Heritage-Crystal Clean, Inc. *	2,532	82,239
HNI Corp.	3,568	101,438
IAA, Inc. *	7,400	296,000
Interface, Inc.	5,834	57,582
KAR Auction Services, Inc. *	2,720	35,496
Kimball International, Inc., Class B	5,056	32,864
Matthews International Corp., Class A	3,451	105,048
MillerKnoll, Inc.	3,785	79,523
MSA Safety, Inc.	4,156	599,254
NL Industries, Inc.	4,571	31,128
SP Plus Corp. *	2,555	88,710
Steelcase, Inc., Class A	11,344	80,202
Stericycle, Inc. *	4,797	239,322
Tetra Tech, Inc.	6,444	935,604
UniFirst Corp.	1,645	317,469
Virco Manufacturing Corp. *	2,494	11,273
VSE Corp.	1,412	66,195
		5,413,680
Communications Equipment — 1.4%
ADTRAN Holdings, Inc.	7,099	133,390
BK Technologies Corp.	2,000	6,640
CalAmp Corp. *	2,187	9,798
Calix, Inc. *	3,366	230,335
Cambium Networks Corp. *	2,226	48,237
Ciena Corp. *	15,659	798,296
Clearfield, Inc. *	2,380	224,053
CommScope Holding Co., Inc. *	11,391	83,724
Comtech Telecommunications Corp.	3,207	38,933
Digi International, Inc. *	3,397	124,160
DZS, Inc. *	2,548	32,309
Extreme Networks, Inc. *	7,358	134,725
F5, Inc. *	3,709	532,279
Harmonic, Inc. *	10,330	135,323
Infinera Corp. *@	5,375	36,227
Juniper Networks, Inc.	19,819	633,415
KVH Industries, Inc. *	2,387	24,395
Lantronix, Inc. *	1,100	4,752
Lumentum Holdings, Inc. *	4,956	258,555
NETGEAR, Inc. *	3,539	64,091
NetScout Systems, Inc. *	8,182	265,997
Optical Cable Corp. *	374	1,556
PC-Tel, Inc. *	2,629	11,305
Viasat, Inc. *	4,101	129,797

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Viavi Solutions, Inc. *	21,651	$227,552
		4,189,844
Computers & Peripherals — 0.4%
AstroNova, Inc. *	1,572	20,153
Avid Technology, Inc. *	7,133	189,666
Pure Storage, Inc., Class A *	16,030	428,963
Stratasys Ltd. *	3,784	44,878
Super Micro Computer, Inc. *	2,778	228,074
Western Digital Corp. *	2,204	69,536
Xerox Holdings Corp.	9,706	141,708
		1,122,978
Construction & Engineering — 2.2%
AECOM	8,493	721,311
Ameresco, Inc., Class A *	4,050	231,417
Arcosa, Inc.	1,853	100,692
Comfort Systems USA, Inc.	4,850	558,138
Dycom Industries, Inc. *	4,084	382,262
EMCOR Group, Inc.	5,995	887,920
Fluor Corp. *	6,585	228,236
Granite Construction, Inc.	4,358	152,835
Great Lakes Dredge & Dock Corp. *	7,436	44,244
IES Holdings, Inc. *	2,548	90,632
MasTec, Inc. *	6,602	563,349
Matrix Service Co. *	4,086	25,415
MDU Resources Group, Inc.	11,285	342,387
MYR Group, Inc. *	1,935	178,155
Northwest Pipe Co. *	1,211	40,811
NV5 Global, Inc. *	1,843	243,866
Primoris Services Corp.	5,726	125,628
Sterling Infrastructure, Inc. *	3,492	114,538
Tutor Perini Corp. *	3,153	23,805
Valmont Industries, Inc.	2,069	684,156
WillScot Mobile Mini Holdings Corp. *	18,811	849,693
		6,589,490
Construction Materials — 0.2%
Eagle Materials, Inc.	1,439	191,171
Summit Materials, Inc., Class A *	5,504	156,259
United States Lime & Minerals, Inc.	949	133,581
		481,011
Consumer Finance — 1.0%
Atlanticus Holdings Corp. *	3,144	82,373
Bread Financial Holdings, Inc.	856	32,237
Consumer Portfolio Services, Inc. *	4,988	44,144
Credit Acceptance Corp. *@	760	360,544
Encore Capital Group, Inc. *@	3,784	181,405
Enova International, Inc. *	4,283	164,339
Ezcorp, Inc., Class A *@	5,994	48,851
FirstCash Holdings, Inc.	4,847	421,253
Green Dot Corp., Class A *	5,205	82,343
LendingClub Corp. *	1,512	13,306
LendingTree, Inc. *	900	19,197
Navient Corp.	17,562	288,895
Nelnet, Inc., Class A	3,245	294,484
OneMain Holdings, Inc.	7,656	255,021
PRA Group, Inc. *	5,417	182,986
PROG Holdings, Inc. *	6,028	101,813
Regional Management Corp.	1,467	41,193
SLM Corp.	14,278	237,015
World Acceptance Corp. *@	977	64,423
		2,915,822
Containers & Packaging — 1.5%
AptarGroup, Inc.	5,666	623,147
Berry Global Group, Inc.	9,609	580,672
Crown Holdings, Inc.	2,141	176,012
Graphic Packaging Holding Co.	8,918	198,425
Greif, Inc., Class A	2,553	171,204
Greif, Inc., Class B	1,193	93,328
Myers Industries, Inc.	4,361	96,945
O-I Glass, Inc. *	8,143	134,930
Packaging Corp. of America	1,324	169,353
Pactiv Evergreen, Inc.	8,108	92,107
Sealed Air Corp.	10,816	539,502
Silgan Holdings, Inc.	12,267	635,921
Sonoco Products Co.	6,744	409,428
Trimas Corp.	5,102	141,529
WestRock Co.	7,830	275,303
		4,337,806
Distributors — 0.0%
Funko, Inc., Class A *@	1,917	20,914
Weyco Group, Inc.	1,043	22,070
		42,984
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc. *	5,934	210,657
Bright Horizons Family Solutions, Inc. *	1,895	119,575
Carriage Services, Inc.	2,984	82,179
European Wax Center, Inc., Class A	583	7,258
Frontdoor, Inc. *	4,679	97,323
Graham Holdings Co., Class B	462	279,145
Grand Canyon Education, Inc. *	3,776	398,972
H&R Block, Inc.	11,646	425,196
Laureate Education, Inc., Class A	2,699	25,964
OneSpaWorld Holdings Ltd. *	2,259	21,077
Perdoceo Education Corp. *	6,976	96,966
Service Corp. International	7,334	507,073
Strategic Education, Inc.	2,650	207,548
Stride, Inc. *	4,184	130,876
		2,609,809
Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.	2,332	80,990
Acacia Research Corp. *	1,995	8,399
Alerus Financial Corp.	466	10,881
Cannae Holdings, Inc. *	3,828	79,048
Jackson Financial, Inc., Class A	1,992	69,302
Voya Financial, Inc.	9,648	593,256
		841,876
Diversified Telecommunication Services — 0.3%
Anterix, Inc. *	1,066	34,293
ATN International, Inc.	2,105	95,378
Cogent Communications Holdings, Inc.	5,536	315,995
Contra Costa Communications CVR @*¶§	354	1,174
EchoStar Corp., Class A *	1,286	21,450
IDT Corp., Class B *	2,980	83,947
Iridium Communications, Inc. *	4,335	222,819
Liberty Latin America Ltd. Class A *	1,600	12,048
Liberty Latin America Ltd., Class C *	12,050	91,580
Lumen Technologies, Inc.	11,406	59,539
Ooma, Inc. *	1,297	17,665
		955,888
Electric Utilities — 1.2%
Allete, Inc.	6,498	419,186
Genie Energy Ltd. Class B	3,300	34,122
Hawaiian Electric Industries, Inc.	7,162	299,730
IDACORP, Inc.	2,837	305,971

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
MGE Energy, Inc.	3,771	$265,478
NRG Energy, Inc.	14,356	456,808
OGE Energy Corp.	10,049	397,438
Otter Tail Corp.	4,597	269,890
Pinnacle West Capital Corp.	5,960	453,198
PNM Resources, Inc.	10,204	497,853
Portland General Electric Co. @	5,648	276,752
		3,676,426
Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,347	388,687
Allied Motion Technologies, Inc.	1,626	56,601
Atkore, Inc. *	5,678	643,999
AZZ, Inc.	2,809	112,922
Encore Wire Corp.	2,341	322,028
EnerSys	4,742	350,149
Hubbell, Inc.	2,099	492,593
LSI Industries, Inc.	3,137	38,397
nVent Electric PLC	2,150	82,710
Plug Power, Inc. *@	1,062	13,137
Powell Industries, Inc.	1,380	48,548
Preformed Line Products Co.	668	55,638
Regal Rexnord Corp.	7,570	908,248
Sensata Technologies Holding PLC	10,094	407,596
Sunrun, Inc. *	6,232	149,693
Thermon Group Holdings, Inc. *	3,577	71,826
Vicor Corp. *	3,445	185,169
		4,327,941
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries, Inc.	4,145	355,558
Arlo Technologies, Inc. *	10,925	38,347
Arrow Electronics, Inc. *	7,096	742,029
Avnet, Inc.	8,026	333,721
Badger Meter, Inc.	3,368	367,213
Bel Fuse, Inc., Class B	1,421	46,779
Belden, Inc.	4,896	352,022
Benchmark Electronics, Inc.	4,604	122,881
Climb Global Solutions, Inc.	315	9,932
Cognex Corp.	4,633	218,261
Coherent Corp. *	4,854	170,375
CTS Corp.	3,954	155,867
ePlus, Inc. *	3,836	169,858
Fabrinet *	4,275	548,140
FARO Technologies, Inc. *	2,298	67,584
Flex Ltd. *	28,069	602,361
Identiv, Inc. *	927	6,711
Insight Enterprises, Inc. *	3,841	385,137
IPG Photonics Corp. *	1,782	168,702
Itron, Inc. *	4,157	210,552
Jabil, Inc.	5,378	366,780
Key Tronic Corp. *	1,700	7,361
Kimball Electronics, Inc. *	2,987	67,476
Knowles Corp. *	8,278	135,925
Littelfuse, Inc.	1,865	410,673
Methode Electronics, Inc.	4,122	182,893
NAPCO Security Technologies, Inc. *	5,355	147,155
National Instruments Corp.	7,611	280,846
nLight, Inc. *	1,098	11,134
Novanta, Inc. *	4,244	576,632
OSI Systems, Inc. *	1,764	140,273
PC Connection, Inc.	2,926	137,229
Plexus Corp. *	3,061	315,069
Richardson Electronics Ltd.	1,505	32,102
Rogers Corp. *	2,017	240,709
Sanmina Corp. *	6,551	375,307
Scansource, Inc. *	2,807	82,021
TD SYNNEX Corp.	3,515	332,906
TTM Technologies, Inc. *	10,405	156,907
Vishay Intertechnology, Inc.	11,850	255,604
Vishay Precision Group, Inc. *	1,694	65,473
Vontier Corp.	8,347	161,348
		9,553,853
Energy Equipment & Services — 1.2%
Archrock, Inc.	12,231	109,834
Bristow Group, Inc. *	1,579	42,838
Cactus, Inc., Class A	3,486	175,206
ChampionX Corp.	9,876	286,305
Dril-Quip, Inc. *	2,081	56,541
Expro Group Holdings NV *@	837	15,175
Helix Energy Solutions Group, Inc. *	8,345	61,586
Helmerich & Payne, Inc.	6,380	316,257
Liberty Energy, Inc., Class A	11,763	188,326
Nabors Industries Ltd. *	539	83,475
National Energy Services Reunited Corp. *	3,193	22,159
Natural Gas Services Group, Inc. *	2,179	24,971
Newpark Resources, Inc. *	5,904	24,502
NexTier Oilfield Solutions, Inc. *	17,336	160,185
Noble Corp. PLC *	2,483	93,634
NOV, Inc.	23,731	495,741
Oil States International, Inc. *	3,584	26,737
Patterson-UTI Energy, Inc.	10,229	172,256
ProPetro Holding Corp. *	4,527	46,945
RPC, Inc.	11,642	103,497
SEACOR Marine Holdings, Inc. *	3,233	29,614
Select Energy Services, Inc., Class A	3,073	28,395
Solaris Oilfield Infrastructure, Inc., Class A	1,000	9,930
TechnipFMC PLC *	23,392	285,148
Tetra Technologies, Inc. *	8,698	30,095
Tidewater, Inc. *	2,915	107,418
Transocean Ltd. *	43,549	198,583
U.S. Silica Holdings, Inc. *	5,267	65,838
Valaris Ltd. *	1,881	127,193
Weatherford International PLC *	4,378	222,928
		3,611,312
Entertainment — 0.3%
Cinemark Holdings, Inc. *	7,484	64,812
Endeavor Group Holdings, Inc., Class A *	3,669	82,699
IMAX Corp. *	4,117	60,355
Liberty Braves Group, Class C *	2,620	84,443
Liberty Media Corp.-Liberty Braves, Class A *@	934	30,514
Lions Gate Entertainment Corp., Class A *	3,637	20,767
Lions Gate Entertainment Corp., Class B *	6,300	34,209
Madison Square Garden Entertainment Corp. *	432	19,427
Madison Square Garden Sports Corp.	404	74,065
Marcus Corp. (The)	3,100	44,609
Playtika Holding Corp. *	7,992	68,012
Sciplay Corp., Class A *	1,456	23,413

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment (Continued)
World Wrestling Entertainment, Inc., Class A	2,566	$175,822
		783,147
Food & Staples Retailing — 1.2%
Andersons, Inc. (The)	4,055	141,884
BJ’s Wholesale Club Holdings, Inc. *	4,618	305,527
Casey’s General Stores, Inc.	2,355	528,344
Chefs’ Warehouse Inc. (The) *	4,636	154,286
Fresh Market, Inc. @*<>	11,040	—
Grocery Outlet Holding Corp. *	2,734	79,805
Ingles Markets, Inc., Class A	1,973	190,316
Natural Grocers by Vitamin Cottage, Inc.	2,710	24,769
Performance Food Group Co. *	9,263	540,867
PriceSmart, Inc.	3,201	194,557
SpartanNash Co.	4,477	135,385
Sprouts Farmers Market, Inc. *	7,149	231,413
United Natural Foods, Inc. *	4,219	163,318
US Foods Holding Corp. *	13,615	463,182
Village Super Market, Inc., Class A	1,435	33,421
Weis Markets, Inc.	2,943	242,179
		3,429,253
Food Products — 1.7%
Alico, Inc.	713	17,019
B&G Foods, Inc.	8,145	90,817
Cal-Maine Foods, Inc.	5,021	273,393
Calavo Growers, Inc.	2,189	64,357
Darling Ingredients, Inc. *	13,438	841,084
Flowers Foods, Inc.	10,685	307,087
Fresh Del Monte Produce, Inc.	5,010	131,212
Freshpet, Inc. *@	278	14,670
Hain Celestial Group, Inc. (The) *	1,695	27,425
Hostess Brands, Inc. *	4,664	104,660
Ingredion, Inc.	3,754	367,629
J&J Snack Foods Corp.	2,148	321,577
John B. Sanfilippo & Son, Inc.	1,112	90,428
Lamb Weston Holdings, Inc.	5,639	503,901
Lancaster Colony Corp.	2,908	573,748
Lifecore Biomedical, Inc. *	3,872	25,091
Lifeway Foods, Inc. *	1,756	9,746
Limoneira Co.	2,072	25,299
Mission Produce, Inc. *	1,256	14,595
Pilgrim’s Pride Corp. *	5,624	133,458
Post Holdings, Inc. *	4,776	431,082
Seaboard Corp.	42	158,559
Seneca Foods Corp., Class A *	800	48,760
Simply Good Foods Co. (The) *	4,321	164,328
Tootsie Roll Industries, Inc.	4,999	212,807
TreeHouse Foods, Inc. *	3,458	170,756
Vital Farms, Inc. *	2,774	41,388
		5,164,876
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	2,106	248,887
National Fuel Gas Co.	4,000	253,200
New Jersey Resources Corp.	9,687	480,669
Northwest Natural Holding Co.	3,354	159,617
ONE Gas, Inc.	5,011	379,433
RGC Resources, Inc.	600	13,230
South Jersey Industries, Inc.	10,442	371,004
Southwest Gas Holdings, Inc.	4,019	248,696
Spire, Inc.	4,808	331,079
UGI Corp.	10,146	376,112
		2,861,927
Health Care — 0.0%
Contra Aduro Biotech *¶§	237	481
Health Care Equipment & Supplies — 2.6%
Achillion Pharmaceuticals, Inc. @*¶§	23,152	24,830
Angiodynamics, Inc. *	4,953	68,203
Artivion, Inc. *	5,028	60,939
AtriCure, Inc. *	3,107	137,889
Atrion Corp.	201	112,449
Avanos Medical, Inc. *	4,019	108,754
Axonics, Inc. *	2,988	186,840
Cardiovascular Systems, Inc. *	4,224	57,531
CONMED Corp.	2,255	199,883
Dentsply Sirona, Inc.	8,130	258,859
Electromed, Inc. *	2,175	22,816
Embecta Corp.	4,112	103,992
Enovis Corp. *	3,400	181,968
Envista Holdings Corp. *	11,739	395,252
Figs, Inc., Class A *	2,862	19,261
Fonar Corp. *	1,282	21,473
Glaukos Corp. *	3,346	146,153
Globus Medical, Inc., Class A *	5,734	425,864
Haemonetics Corp. *	5,164	406,149
Heska Corp. *	880	54,701
Integer Holdings Corp. *	3,152	215,786
Integra LifeSciences Holdings Corp. *	6,371	357,222
iRadimed Corp.	704	19,916
Lantheus Holdings, Inc. *	7,277	370,836
LeMaitre Vascular, Inc.	2,735	125,865
LENSAR, Inc. *	1,385	4,100
LivaNova PLC *	3,953	219,550
Masimo Corp. *	1,950	288,502
Meridian Bioscience, Inc. *	4,782	158,810
Merit Medical Systems, Inc. *	5,761	406,842
Neogen Corp. *	10,822	164,819
Novocure Ltd. *@	829	60,807
NuVasive, Inc. *	5,261	216,964
Omnicell, Inc. *	4,593	231,579
OraSure Technologies, Inc. *	9,521	45,891
Orthofix Medical, Inc. *	558	11,456
OrthoPediatrics Corp. *	1,252	49,742
Penumbra, Inc. *	2,652	589,964
Pulmonx Corp. *@	667	5,623
QuidelOrtho Corp. *	446	38,209
SeaSpine Holdings Corp. *	2,964	24,749
Semler Scientific, Inc. *	300	9,900
Shockwave Medical, Inc. *	2,116	435,071
STAAR Surgical Co. *	1,276	61,937
SurModics, Inc. *	1,788	61,007
Teleflex, Inc.	723	180,482
TransMedics Group, Inc. *	1,354	83,569
UFP Technologies, Inc. *	913	107,634
Utah Medical Products, Inc.	630	63,334
		7,603,972
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc. *	8,805	724,828
Addus HomeCare Corp. *	1,872	186,245
Agiliti, Inc. *@	3,373	55,014
agilon health, Inc. *	5,282	85,251
Amedisys, Inc. *	3,653	305,172
AMN Healthcare Services, Inc. *	5,001	514,203
Apollo Medical Holdings, Inc. *@	4,323	127,918
Brookdale Senior Living, Inc. *	7,211	19,686

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Castle Biosciences, Inc. *	1,302	$30,649
Chemed Corp.	1,565	798,823
Contra Abiomed, Inc. *¶<>	90	92
Corvel Corp. *	2,837	412,301
Cross Country Healthcare, Inc. *	5,512	146,454
DaVita, Inc. *	8,508	635,292
Encompass Health Corp.	6,968	416,756
Enhabit, Inc. *	3,708	48,797
Ensign Group, Inc. (The)	6,774	640,888
Enzo Biochem, Inc. *	6,609	9,451
Fulgent Genetics, Inc. *@	2,336	69,566
HealthEquity, Inc. *	5,161	318,124
Henry Schein, Inc. *	10,880	868,986
LHC Group, Inc. *	3,259	526,948
ModivCare, Inc. *	1,383	124,097
National Healthcare Corp.	1,582	94,129
National Research Corp.	2,987	111,415
Option Care Health, Inc. *	7,998	240,660
Owens & Minor, Inc.	5,414	105,735
Patterson Cos., Inc.	6,230	174,627
Pediatrix Medical Group, Inc. *	3,540	52,604
Pennant Group, Inc. (The) *	3,997	43,887
Premier, Inc., Class A	6,565	229,644
RadNet, Inc. *	5,402	101,720
Select Medical Holdings Corp.	12,138	301,386
Surgery Partners, Inc. *	1,984	55,274
Tenet Healthcare Corp. *	11,198	546,350
U.S. Physical Therapy, Inc.	1,511	122,436
Universal Health Services, Inc., Class B	3,730	525,520
		9,770,928
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. *	14,834	261,672
American Well Corp. *	12,361	34,982
Certara, Inc. *	5,718	91,888
Computer Programs & Systems, Inc. *	1,636	44,532
Doximity, Inc., Class A *@	2,443	81,987
Evolent Health, Inc., Class A *	5,196	145,904
HealthStream, Inc. *	3,803	94,466
NextGen Healthcare, Inc. *	6,391	120,023
Phreesia, Inc. *	2,105	68,118
Schrodinger, Inc. *	4,061	75,900
Simulations Plus, Inc.	1,668	60,999
		1,080,471
Hotels, Restaurants & Leisure — 3.3%
Aramark	20,945	865,866
Biglari Holdings, Inc., Class A *	7	4,886
Biglari Holdings, Inc., Class B *	74	10,271
BJ’s Restaurants, Inc. *	2,751	72,571
Bloomin’ Brands, Inc.	8,154	164,058
Bluegreen Vacations Holding Corp. @	1,017	25,384
Boyd Gaming Corp.	2,637	143,796
Brinker International, Inc. *	5,679	181,217
Caesars Entertainment, Inc. *	531	22,090
Carnival Corp. *@	4,641	37,406
Cheesecake Factory, Inc. (The) @	5,035	159,660
Choice Hotels International, Inc.	6,024	678,543
Churchill Downs, Inc.	3,811	805,760
Chuy’s Holdings, Inc. *	1,904	53,883
Cracker Barrel Old Country Store, Inc. @	2,324	220,176
Dave & Buster’s Entertainment, Inc. *	4,530	160,543
Denny’s Corp. *	4,694	43,232
DineEquity, Inc.	1,002	64,729
Domino’s Pizza, Inc.	197	68,241
DraftKings, Inc. Class A *@	3,043	34,660
El Pollo Loco Holdings, Inc.	4,284	42,669
Everi Holdings, Inc. *	4,400	63,140
Fiesta Restaurant Group, Inc. *	4,058	29,826
Hyatt Hotels Corp., Class A *	811	73,355
Inspired Entertainment, Inc. *	1,305	16,534
International Game Technology PLC	969	21,977
Jack in the Box, Inc.	3,000	204,690
Light & Wonder, Inc., Class A *	1,500	87,900
Marriott Vacations Worldwide Corp.	5,154	693,677
Monarch Casino & Resort, Inc. *	1,490	114,566
Nathan’s Famous, Inc.	794	53,365
Norwegian Cruise Line Holdings Ltd. *@	10,049	123,000
Papa John’s International, Inc.	4,290	353,110
Penn Entertainment, Inc. *	5,194	154,262
Planet Fitness, Inc. Class A *	8,887	700,296
Ruth’s Hospitality Group, Inc.	2,754	42,632
SeaWorld Entertainment, Inc. *	4,795	256,580
Shake Shack, Inc., Class A *	2,266	94,107
Six Flags Entertainment Corp. *	3,483	80,980
Texas Roadhouse, Inc.	6,983	635,104
Travel + Leisure Co.	5,666	206,242
Vail Resorts, Inc.	2,071	493,623
Wendy’s Co. (The)	22,109	500,327
Wingstop, Inc.	1,665	229,137
Wyndham Hotels & Resorts, Inc.	5,481	390,850
Wynn Resorts Ltd. *	4,811	396,763
		9,875,684
Household Durables — 2.0%
Bassett Furniture Industries, Inc.	1,080	18,770
Beazer Homes USA, Inc. *	1,643	20,965
Cavco Industries, Inc. *	986	223,083
Century Communities, Inc.	3,674	183,737
Ethan Allen Interiors, Inc.	2,598	68,639
Flexsteel Industries, Inc.	1,069	16,463
GoPro, Inc., Class A *	6,985	34,785
Green Brick Partners, Inc. *	4,024	97,502
Hamilton Beach Brands Holding Co., Class A	2,000	24,780
Helen of Troy Ltd. *	2,629	291,582
Hooker Furnishings Corp.	1,742	32,575
Installed Building Products, Inc.	3,050	261,080
iRobot Corp. *	3,109	149,636
KB Home	7,849	249,991
La-Z-Boy, Inc.	4,321	98,605
Leggett & Platt, Inc.	8,008	258,098
LGI Homes, Inc. *	624	57,782
Lifetime Brands, Inc.	3,200	24,288
M.D.C. Holdings, Inc.	6,276	198,322
M/I Homes, Inc. *	3,074	141,957
Meritage Homes Corp. *	3,491	321,870
Mohawk Industries, Inc. *	3,847	393,240
Newell Brands, Inc.	27,926	365,272
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,566	132,175

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Sonos, Inc. *	3,418	$57,764
Taylor Morrison Home Corp. *	9,778	296,762
Tempur Sealy International, Inc.	19,486	668,954
Toll Brothers, Inc.	10,507	524,510
TopBuild Corp. *	3,486	545,524
TRI Pointe Homes, Inc. *	12,577	233,807
Universal Electronics, Inc. *	1,292	26,887
VOXX International Corp. *	3,284	27,520
		6,046,925
Household Products — 0.2%
Central Garden & Pet Co. *	1,247	46,700
Central Garden & Pet Co., Class A *	4,555	163,069
Energizer Holdings, Inc.	5,016	168,287
Spectrum Brands Holdings, Inc.	1,487	90,588
WD-40 Co. @	1,589	256,163
		724,807
Independent Power Producers & Energy Traders — 0.6%
Atlantica Sustainable Infrastructure PLC	1,800	46,620
Brookfield Renewable Corp. Class A	2,097	57,751
Clearway Energy, Inc., Class A	3,716	111,183
Clearway Energy, Inc., Class C	9,495	302,606
Ormat Technologies, Inc.	5,451	471,402
Sunnova Energy International, Inc. *@	8,581	154,544
Vistra Corp.	28,253	655,470
		1,799,576
Insurance — 4.1%
Ambac Financial Group, Inc. *	900	15,696
American Equity Investment Life Holding Co.	10,429	475,771
American Financial Group, Inc.	3,696	507,387
AMERISAFE, Inc.	1,961	101,913
Argo Group International Holdings Ltd.	3,856	99,678
Assurant, Inc.	4,350	544,011
Assured Guaranty Ltd.	4,657	289,945
Axis Capital Holdings Ltd.	4,830	261,641
Brighthouse Financial, Inc. *	5,115	262,246
BRP Group, Inc., Class A *@	3,130	78,688
Citizens, Inc. *	6,126	13,048
CNO Financial Group, Inc.	10,476	239,377
Crawford & Co., Class A	5,638	31,347
Crawford & Co., Class B	3,345	17,762
Donegal Group, Inc., Class A	3,630	51,546
Employers Holdings, Inc.	2,665	114,941
Enstar Group Ltd. *	1,195	276,093
Erie Indemnity Co., Class A	1,600	397,952
Everest Re Group Ltd.	1,825	604,568
F&G Annuities & Life, Inc. *	877	17,549
Fidelity National Financial, Inc.	12,902	485,373
First American Financial Corp.	7,508	392,969
Genworth Financial, Inc., Class A *	14,918	78,916
Global Indemnity Group LLC Class A	2,160	50,350
Globe Life, Inc.	5,598	674,839
Hanover Insurance Group, Inc. (The)	2,145	289,854
HCI Group, Inc. @	1,239	49,052
Horace Mann Educators Corp.	4,392	164,129
Investors Title Co.	279	41,166
James River Group Holdings Ltd.	829	17,334
Kemper Corp.	5,843	287,476
Kinsale Capital Group, Inc.	808	211,308
Lincoln National Corp.	8,515	261,581
MBIA, Inc. *	6,313	81,122
Mercury General Corp.	3,869	132,320
Old Republic International Corp.	20,327	490,897
Oscar Health, Inc., Class A *	3,732	9,181
Palomar Holdings, Inc. *	1,593	71,940
Primerica, Inc.	4,105	582,171
Reinsurance Group of America, Inc.	3,019	428,970
RenaissanceRe Holdings Ltd.	2,896	533,530
RLI Corp.	5,024	659,500
Safety Insurance Group, Inc.	1,656	139,535
Selective Insurance Group, Inc.	6,118	542,116
Stewart Information Services Corp.	3,069	131,138
Trupanion, Inc. *@	335	15,922
Unico American Corp. *	1,700	2,737
United Fire Group, Inc.	2,400	65,664
Universal Insurance Holdings, Inc.	4,293	45,463
Unum Group	14,680	602,320
White Mountains Insurance Group Ltd.	170	240,436
		12,180,468
Interactive Media & Services — 0.3%
Bumble, Inc., Class A *	2,172	45,721
Cargurus, Inc. *	1,272	17,821
Cars.com, Inc. *	3,931	54,130
DHI Group, Inc. *	8,881	46,980
Shutterstock, Inc.	2,721	143,451
TripAdvisor, Inc. *	6,168	110,901
Yelp, Inc. *	4,724	129,154
Ziff Davis, Inc. *	2,996	236,983
Zillow Group, Inc., Class A *	1,513	47,221
Zillow Group, Inc., Class C *@	5,600	180,376
		1,012,738
Internet & Catalog Retail — 0.1%
1-800-Flowers.com, Inc., Class A *	3,880	37,093
CarParts.com, Inc. *	2,801	17,534
Duluth Holdings, Inc., Class B *@	1,185	7,323
Liquidity Services, Inc. *	4,207	59,150
PetMed Express, Inc.	2,360	41,772
Revolve Group, Inc. *@	706	15,716
		178,588
IT Services — 2.2%
Amdocs Ltd.	5,665	514,948
BM Technologies, Inc. *@	823	4,288
Brightcove, Inc. *	3,324	17,385
Cantaloupe, Inc. *	3,505	15,247
Cass Information Systems, Inc.	1,788	81,926
Computer Task Group, Inc. *	4,027	30,444
Concentrix Corp.	3,341	444,888
Conduent, Inc. *	5,702	23,093
CSG Systems International, Inc.	4,225	241,670
DXC Technology Co. *	11,187	296,455
Edgio, Inc. *	15,146	17,115
Euronet Worldwide, Inc. *	2,511	236,988
EVERTEC, Inc.	4,311	139,590
Evo Payments, Inc., Class A *	1,928	65,244
ExlService Holdings, Inc. *	3,892	659,422
Flywire Corp. *	4,301	105,245
Genpact Ltd.	12,745	590,348
Globant SA *	1,874	315,132
GoDaddy, Inc., Class A *	8,025	600,430
Grid Dynamics Holdings, Inc. *	4,703	52,768
Hackett Group, Inc. (The)	4,098	83,476
I3 Verticals, Inc., Class A *	1,470	35,780
Information Services Group, Inc.	2,180	10,028
International Money Express, Inc. *	1,977	48,179
Kyndryl Holdings, Inc. *	2,623	29,168

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Marqeta, Inc., Class A *	3,982	$24,330
Maximus, Inc.	2,874	210,750
MoneyGram International, Inc. *	131	1,427
Paya Holdings, Inc. *	6,174	48,589
Perficient, Inc. *	4,602	321,358
PFSweb, Inc.	3,727	22,921
Shift4 Payments, Inc., Class A *	2,548	142,510
SolarWinds Corp. *	5,202	48,691
Squarespace, Inc. *	1,126	24,963
TTEC Holdings, Inc.	4,929	217,517
Verra Mobility Corp. *	10,023	138,618
Western Union Co. (The)	12,000	165,240
WEX, Inc. *	2,575	421,399
		6,447,570
Leisure Equipment & Products — 0.6%
Acushnet Holdings Corp.	541	22,971
American Outdoor Brands, Inc. *	1,946	19,499
Brunswick Corp.	4,070	293,366
Escalade, Inc.	1,950	19,851
Hasbro, Inc.	3,528	215,243
Johnson Outdoors, Inc., Class A	1,000	66,120
Malibu Boats, Inc., Class A *	2,116	112,783
Marine Products Corp.	3,930	46,256
MasterCraft Boat Holdings, Inc. *	2,183	56,474
Mattel, Inc. *	16,916	301,781
Polaris, Inc.	3,530	356,530
Smith & Wesson Brands, Inc.	4,598	39,911
Topgolf Callaway Brands Corp. *	5,300	104,675
		1,655,460
Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	4,578	34,976
Azenta, Inc.	937	54,552
BioLife Solutions, Inc. *	1,278	23,260
Bruker Corp.	10,230	699,220
Charles River Laboratories International, Inc. *	527	114,833
CryoPort, Inc. *	3,270	56,735
Harvard Bioscience, Inc. *	5,522	15,296
Medpace Holdings, Inc. *	2,141	454,770
NeoGenomics, Inc. *	5,114	47,253
OmniAb, Inc. <>	654	—
OmniAb, Inc. <>	654	—
OmniAb, Inc. *	8,462	30,463
Pacific Biosciences of California, Inc. *@	4,368	35,730
Repligen Corp. *	4,248	719,229
Syneos Health, Inc. *	6,498	238,347
		2,524,664
Machinery — 4.8%
AGCO Corp.	5,729	794,555
Alamo Group, Inc.	1,320	186,912
Albany International Corp., Class A	3,573	352,262
Allison Transmission Holdings, Inc.	6,647	276,515
Altra Industrial Motion Corp.	2,666	159,293
Astec Industries, Inc.	1,967	79,978
Barnes Group, Inc.	4,989	203,801
Blue Bird Corp. *@	662	7,090
Chart Industries, Inc. *@	3,344	385,329
CIRCOR International, Inc. *	2,600	62,296
Columbus McKinnon Corp.	2,642	85,786
Commercial Vehicle Group, Inc. *	3,758	25,592
Crane Holdings Co.	3,089	310,290
Donaldson Co., Inc.	8,206	483,087
Douglas Dynamics, Inc.	2,507	90,653
Eastern Co. (The)	1,272	24,524
Enerpac Tool Group Corp.	6,499	165,400
EnPro Industries, Inc.	2,344	254,769
Esab Corp.	418	19,613
ESCO Technologies, Inc.	2,646	231,631
Federal Signal Corp.	5,985	278,123
Flowserve Corp.	2,564	78,664
Franklin Electric Co., Inc.	5,666	451,863
Gorman-Rupp Co. (The)	3,803	97,433
Graco, Inc.	9,590	645,023
Greenbrier Cos., Inc. (The)	3,984	133,584
Helios Technologies, Inc.	3,760	204,694
Hurco Cos., Inc.	1,000	26,130
Hyster-Yale Materials Handling, Inc.	165	4,176
ITT, Inc.	5,131	416,124
John Bean Technologies Corp.	3,520	321,482
Kadant, Inc.	1,660	294,866
Kennametal, Inc.	6,340	152,540
LB Foster Co., Class A *	2,165	20,957
Lincoln Electric Holdings, Inc.	3,365	486,209
Lindsay Corp.	1,209	196,886
Manitex International, Inc. *	1,300	5,200
Manitowoc Co., Inc. (The) *	3,607	33,040
Middleby Corp. (The) *	4,055	542,964
Miller Industries, Inc.	1,261	33,618
Mueller Industries, Inc.	6,958	410,522
Mueller Water Products, Inc., Class A	16,726	179,972
Nordson Corp.	1,935	459,988
Omega Flex, Inc. @	1,002	93,507
Oshkosh Corp.	4,130	364,225
Park-Ohio Holdings Corp.	2,182	26,686
Pentair PLC	11,013	495,365
Perma-Pipe International Holdings, Inc. *	1,900	17,955
RBC Bearings, Inc. *	336	70,342
Shyft Group, Inc. (The)	3,913	97,277
Snap-On, Inc.	1,600	365,584
SPX Technologies, Inc. *	4,956	325,361
Standex International Corp.	1,427	146,139
Tennant Co.	2,037	125,418
Terex Corp.	6,869	293,444
Timken Co. (The)	6,902	487,764
Titan International, Inc. *	4,338	66,458
Toro Co. (The)	7,421	840,057
Trinity Industries, Inc.	4,908	145,130
Wabash National Corp.	6,446	145,680
Watts Water Technologies, Inc., Class A	3,406	498,059
		14,277,885
Marine — 0.2%
Costamare, Inc.	5,728	53,156
Eagle Bulk Shipping, Inc.	436	21,774
Kirby Corp. *	4,368	281,081
Matson, Inc.	5,291	330,740
		686,751
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media — 1.2%
Altice USA, Inc., Class A *	2,984	$13,726
Boston Omaha Corp., Class A *	1,358	35,987
Cable One, Inc.	397	282,608
DISH Network Corp., Class A *	4,087	57,382
Entravision Communications Corp., Class A	5,678	27,254
EW Scripps Co. (The), Class A *	7,073	93,293
Gannett Co., Inc. *	1	2
Gray Television, Inc.	8,433	94,365
iHeartMedia, Inc., Class A *	2,052	12,579
Interpublic Group of Cos., Inc. (The)	16,227	540,521
John Wiley & Sons, Inc., Class A	3,247	130,075
Magnite, Inc. *	2,291	24,262
New York Times Co. (The), Class A	18,114	587,981
News Corp., Class A	19,977	363,581
News Corp., Class B	7,188	132,547
Nexstar Media Group, Inc. Class A	4,189	733,201
PubMatic, Inc., Class A *@	3,162	40,505
Saga Communications, Inc., Class A	664	15,670
Scholastic Corp.	3,519	138,860
Sinclair Broadcast Group, Inc., Class A	2,132	33,067
TechTarget, Inc. *	3,517	154,959
Thryv Holdings, Inc. *	1,938	36,822
WideOpenWest, Inc. *@	4,405	40,130
		3,589,377
Metals & Mining — 1.9%
Alcoa Corp.	16,066	730,521
Alpha Metallurgical Resources, Inc.	886	129,702
Arconic Corp. *	4,728	100,044
ATI, Inc. *	14,726	439,718
Carpenter Technology Corp.	3,912	144,509
Century Aluminum Co. *	8,912	72,900
Cleveland-Cliffs, Inc. *@	21,519	346,671
Coeur Mining, Inc. *	9,190	30,878
Commercial Metals Co.	13,236	639,299
Ferroglobe PLC *	10,242	39,432
Ferroglobe Representation & Warranty Insurance Trust §	24,025	—
Fortitude Gold Corp.	4,671	25,737
Friedman Industries, Inc.	700	6,853
Haynes International, Inc.	1,229	56,153
Hecla Mining Co.	30,869	171,632
Kaiser Aluminum Corp.	2,372	180,177
Materion Corp.	2,319	202,936
MP Materials Corp. *	6,046	146,797
Olympic Steel, Inc.	1,200	40,296
Reliance Steel & Aluminum Co.	3,233	654,489
Royal Gold, Inc.	4,388	494,615
Ryerson Holding Corp.	5,114	154,750
Schnitzer Steel Industries, Inc., Class A	2,809	86,096
SunCoke Energy, Inc.	8,204	70,801
TimkenSteel Corp. *	5,303	96,355
United States Steel Corp.	8,879	222,419
Warrior Met Coal, Inc.	738	25,564
Worthington Industries, Inc.	4,458	221,607
		5,530,951
Multi-Utilities — 0.5%
Avista Corp.	6,896	305,769
Black Hills Corp.	6,023	423,658
NiSource, Inc.	18,689	512,452
NorthWestern Corp.	4,148	246,142
Unitil Corp.	1,923	98,765
		1,586,786
Multiline Retail — 0.4%
Dillard’s, Inc., Class A @	1,103	356,490
Franchise Group, Inc. @	1,459	34,753
Kohl’s Corp.	2,281	57,595
Macy’s, Inc.	19,449	401,622
Nordstrom, Inc. @	2,914	47,032
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	175,791
		1,073,283
Oil, Gas & Consumable Fuels — 3.4%
Adams Resources & Energy, Inc.	536	20,861
Alto Ingredients, Inc. *	5,761	16,592
Amplify Energy Corp. *	1,867	16,411
Antero Midstream Corp.	30,266	326,570
Antero Resources Corp. *	5,180	160,528
Arch Resources, Inc.	1,708	243,885
Ardmore Shipping Corp. *	1,612	23,229
Berry Corp.	4,166	33,328
California Resources Corp.	3,564	155,070
Callon Petroleum Co. *	3,677	136,380
Centrus Energy Corp. Class A *@	1,074	34,884
Chesapeake Energy Corp. @	4,468	421,645
Chord Energy Corp.	804	109,995
Civitas Resources, Inc.	2,093	121,248
Clean Energy Fuels Corp. *	20,279	105,451
CNX Resources Corp. *	16,780	282,575
Comstock Resources, Inc.	11,934	163,615
CONSOL Energy, Inc.	2,376	154,440
CVR Energy, Inc.	1,556	48,765
Delek US Holdings, Inc.	7,082	191,214
Denbury, Inc. *	2,643	229,994
DHT Holdings, Inc.	11,638	103,345
Dorian LPG Ltd.	3,332	63,141
DT Midstream, Inc. *	1,881	103,944
Earthstone Energy, Inc., Class A *	8,401	119,546
EnLink Midstream LLC *	27,038	332,567
Equitrans Midstream Corp.	22,329	149,604
Evolution Petroleum Corp.	5,356	40,438
Green Plains, Inc. *	5,096	155,428
Gulfport Energy Corp. *	944	69,516
Hallador Energy Co. *	3,193	31,898
HF Sinclair Corp.	9,611	498,715
International Seaways, Inc.	4,383	162,259
Kosmos Energy Ltd. *	25,367	161,334
Laredo Petroleum, Inc. *	1,191	61,241
Magnolia Oil & Gas Corp., Class A	7,613	178,525
Matador Resources Co.	10,827	619,737
Murphy Oil Corp.	13,521	581,538
NACCO Industries, Inc., Class A	1,000	38,000
New Fortress Energy, Inc. @	3,932	166,795
Nordic American Tankers Ltd.	8,255	25,260
Northern Oil and Gas, Inc. @	1,306	40,251
Overseas Shipholding Group, Inc., Class A *	11,837	34,209
Ovintiv, Inc.	255	12,931
Par Pacific Holdings, Inc. *	4,135	96,139
PBF Energy, Inc., Class A	10,429	425,295
PDC Energy, Inc.	8,838	561,036
Peabody Energy Corp. *	3,580	94,584
Permian Resources Corp., Class A	16,144	151,754
Range Resources Corp.	10,825	270,842
Rex American Resources Corp. *	2,364	75,317
SandRidge Energy, Inc. *	2,175	37,040

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Scorpio Tankers, Inc.	4,277	$229,974
SFL Corp. Ltd.	4,682	43,168
Sitio Royalties Corp.	3,566	102,866
SM Energy Co.	2,124	73,979
Southwestern Energy Co. *	62,679	366,672
Talos Energy, Inc. *	3,212	60,643
Teekay Corp. *	4,339	19,699
Teekay Tankers Ltd., Class A *	1,880	57,923
Texas Pacific Land Corp.	152	356,323
W&T Offshore, Inc. *	9,305	51,922
World Fuel Services Corp.	4,796	131,075
		9,953,153
Paper & Forest Products — 0.4%
Clearwater Paper Corp. *	1,838	69,495
Glatfelter Corp.	4,665	12,969
Louisiana-Pacific Corp.	10,788	638,650
Mercer International, Inc.	7,857	91,455
Resolute Forest Products, Inc. *	7,629	164,710
Sylvamo Corp.	2,483	120,649
		1,097,928
Personal Products — 0.6%
BellRing Brands, Inc. *	7,482	191,838
Coty, Inc., Class A *	46,457	397,672
Edgewell Personal Care Co.	3,865	148,957
elf Beauty, Inc. *	4,063	224,684
Herbalife Nutrition Ltd. *	600	8,928
Honest Co., Inc. (The) *@	3,035	9,135
Inter Parfums, Inc.	3,888	375,270
Medifast, Inc.	1,490	171,872
Natural Alternatives International, Inc. *	1,000	8,390
Nature’s Sunshine Products, Inc. *	1,700	14,144
Nu Skin Enterprises, Inc., Class A	3,817	160,925
United-Guardian, Inc.	600	6,240
USANA Health Sciences, Inc. *	2,205	117,306
		1,835,361
Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc. *	5,670	158,873
ANI Pharmaceuticals, Inc. *	1,669	67,144
Cara Therapeutics, Inc. *	3,972	42,659
Collegium Pharmaceutical, Inc. *	2,590	60,088
Contra Zogenix, Inc. @*¶§	3,347	427
Corcept Therapeutics, Inc. *	7,842	159,271
Cumberland Pharmaceuticals, Inc. *	5,912	13,302
Cymabay Therapeutics, Inc. *	6,353	39,833
Edgewise Therapeutics, Inc. *	1,162	10,388
Harmony Biosciences Holdings, Inc. *	3,561	196,211
Innoviva, Inc. *	5,963	79,010
Jazz Pharmaceuticals PLC *	4,329	689,653
Organon & Co.	8,187	228,663
Pacira BioSciences, Inc. *	3,025	116,795
Perrigo Co. PLC	12,427	423,637
Prestige Consumer Healthcare, Inc. *	6,078	380,483
SIGA Technologies, Inc.	1,900	13,984
Supernus Pharmaceuticals, Inc. *	5,158	183,986
Taro Pharmaceutical Industries Ltd. *	438	12,720
		2,877,127
Professional Services — 2.4%
ASGN, Inc. *	5,882	479,265
Barrett Business Services, Inc.	935	87,217
Booz Allen Hamilton Holding Corp.	789	82,466
CACI International, Inc., Class A *	2,530	760,493
CBIZ, Inc. *	6,173	289,205
CRA International, Inc.	773	94,638
Exponent, Inc.	5,886	583,244
Forrester Research, Inc. *	2,360	84,394
Franklin Covey Co. *	2,254	105,420
FTI Consulting, Inc. *	3,703	588,036
Heidrick & Struggles International, Inc.	1,928	53,926
Huron Consulting Group, Inc. *	2,643	191,882
ICF International, Inc.	2,012	199,289
Insperity, Inc.	4,545	516,312
KBR, Inc.	14,771	779,909
Kelly Services, Inc., Class A	3,132	52,931
Kforce, Inc.	3,397	186,258
Korn Ferry	5,760	291,571
Manpowergroup, Inc.	3,514	292,400
Mastech Digital, Inc. *	2,122	23,363
RCM Technologies, Inc. *	2,995	36,958
Resources Connection, Inc.	3,396	62,418
Robert Half International, Inc.	7,950	586,948
Science Applications International Corp.	2,559	283,870
TriNet Group, Inc. *	7,048	477,854
TrueBlue, Inc. *	3,431	67,179
		7,257,446
Real Estate Investment Trusts (REITs) — 0.0%
Contra Zagg, Inc. *¶§	6,699	—
Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC *@	5,956	74,212
Douglas Elliman, Inc.	7,727	31,449
Forestar Group, Inc. *	3,530	54,397
FRP Holdings, Inc. *	200	10,772
Howard Hughes Corp. (The) *	1,009	77,108
Jones Lang LaSalle, Inc. *	3,879	618,196
Kennedy-Wilson Holdings, Inc.	13,722	215,847
Marcus & Millichap, Inc.	3,263	112,410
Maui Land & Pineapple Co., Inc. *	2,324	21,892
Newmark Group, Inc., Class A	24,049	191,671
RMR Group, Inc. (The) Class A	1,159	32,742
St. Joe Co. (The)	3,300	127,545
Stratus Properties, Inc.	313	6,038
Tejon Ranch Co. *	2,949	55,559
		1,629,838
Road & Rail — 1.2%
ArcBest Corp.	3,093	216,634
Covenant Logistics Group, Inc.	1,911	66,063
Heartland Express, Inc.	8,017	122,981
Knight-Swift Transportation Holdings, Inc.	10,458	548,104
Landstar System, Inc.	2,867	467,034
Marten Transport Ltd.	7,902	156,302
P.A.M. Transportation Services, Inc. *	6,092	157,783
RXO, Inc. *	1,530	26,316
Saia, Inc. *	3,397	712,283
Schneider National, Inc., Class B	1,500	35,100
U-Haul Holding Co. @	1,058	63,681
U-Haul Holding Co.	9,522	523,519
Universal Logistics Holdings, Inc.	2,551	85,305

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Werner Enterprises, Inc.	6,797	$273,647
XPO Logistics, Inc. *	1,530	50,934
		3,505,686
Semiconductors & Semiconductor Equipment — 3.4%
Alpha & Omega Semiconductor Ltd. *	2,886	82,453
Ambarella, Inc. *	2,341	192,500
Amkor Technology, Inc.	25,678	615,758
Amtech Systems, Inc. *	2,822	21,447
Axcelis Technologies, Inc. *	3,944	312,996
AXT, Inc. *	5,653	24,760
Ceva, Inc. *	3,095	79,170
Cirrus Logic, Inc. *	5,956	443,603
Cohu, Inc. *	5,114	163,904
Diodes, Inc. *	5,169	393,568
First Solar, Inc. *	8,994	1,347,211
FormFactor, Inc. *	9,854	219,054
GSI Technology, Inc. *	4,641	8,029
Ichor Holdings Ltd. *	400	10,728
Kulicke & Soffa Industries, Inc.	5,924	262,196
Lattice Semiconductor Corp. *	15,739	1,021,146
MACOM Technology Solutions Holdings, Inc. *	2,196	138,304
Magnachip Semiconductor Corp. *	4,588	43,081
MaxLinear, Inc. *	7,715	261,924
MKS Instruments, Inc.	1,144	96,931
NVE Corp.	502	32,505
Onto Innovation, Inc. *	4,376	297,962
PDF Solutions, Inc. *	4,938	140,832
Photronics, Inc. *	7,008	117,945
Power Integrations, Inc.	6,542	469,192
Qorvo, Inc. *	1,876	170,041
Rambus, Inc. *	14,241	510,113
Semtech Corp. *	7,337	210,499
Silicon Laboratories, Inc. *	3,982	540,238
Synaptics, Inc. *	5,027	478,369
Ultra Clean Holdings, Inc. *	4,298	142,479
Universal Display Corp.	3,037	328,118
Veeco Instruments, Inc. *	4,666	86,694
Wolfspeed, Inc. *@	10,030	692,471
		9,956,221
Software — 2.6%
A10 Networks, Inc.	6,016	100,046
ACI Worldwide, Inc. *	12,870	296,010
Adeia, Inc.	7,577	71,830
Agilysys, Inc. *	2,848	225,391
Alarm.com Holdings, Inc. *	4,263	210,933
Altair Engineering, Inc., Class A *	3,033	137,911
American Software, Inc., Class A	4,461	65,487
Aspen Technology, Inc. *	1,995	409,773
Bentley Systems, Inc., Class B	545	20,143
Black Knight, Inc. *	200	12,350
Blackbaud, Inc. *	5,719	336,620
Box, Inc., Class A *	6,867	213,770
Ceridian HCM Holding, Inc. *	863	55,361
Commvault Systems, Inc. *	2,675	168,097
Consensus Cloud Solutions, Inc. *	1,449	77,898
Dolby Laboratories, Inc., Class A	2,281	160,902
DoubleVerify Holdings, Inc. *	6,316	138,699
Dropbox, Inc., Class A *	14,286	319,721
Duck Creek Technologies, Inc. *	7,101	85,567
Dynatrace, Inc. *	7,581	290,352
Ebix, Inc. @	2,155	43,014
eGain Corp. *	4,304	38,865
Envestnet, Inc. *	3,097	191,085
EverCommerce, Inc. *	921	6,852
Fair Isaac Corp. *	390	233,446
Guidewire Software, Inc. *	3,773	236,039
InterDigital, Inc.	3,064	151,607
Jamf Holding Corp. *	4,792	102,070
Liveramp Holdings, Inc. *	8,339	195,466
Manhattan Associates, Inc. *	3,948	479,287
MeridianLink, Inc. *@	2,090	28,696
Mitek Systems, Inc. *	1,166	11,299
N-able, Inc. *	8,171	83,998
Olo, Inc., Class A *	2,551	15,944
Paylocity Holding Corp. *	2,899	563,160
PowerSchool Holdings, Inc., Class A *	3,215	74,202
Procore Technologies, Inc. *	845	39,867
Progress Software Corp.	4,772	240,747
Qualys, Inc. *	4,157	466,540
Rimini Street, Inc. *	4,492	17,115
Sapiens International Corp. NV	2,496	46,126
SentinelOne, Inc., Class A *@	5,750	83,892
SPS Commerce, Inc. *	2,160	277,409
Sumo Logic, Inc. *	5,366	43,465
Telos Corp. *	4,278	21,775
Teradata Corp. *	6,462	217,511
UiPath, Inc., Class A *	7,523	95,617
Verint Systems, Inc. *	6,847	248,409
Vertex, Inc., Class A *	1,558	22,607
Xperi, Inc.	3,030	26,088
Yext, Inc. *	4,488	29,307
		7,728,366
Specialty Retail — 3.6%
Aaron’s Co. Inc. (The)	4,459	53,285
Abercrombie & Fitch Co., Class A *	3,004	68,822
Academy Sports & Outdoors, Inc.	2,231	117,217
Advance Auto Parts, Inc.	4,669	686,483
America’s Car-Mart, Inc. *	822	59,398
American Eagle Outfitters, Inc.	19,472	271,829
Asbury Automotive Group, Inc. *	2,143	384,133
AutoNation, Inc. *	4,060	435,638
Bath & Body Works, Inc.	4,874	205,390
Boot Barn Holdings, Inc. *	3,866	241,702
Buckle, Inc. (The)	5,018	227,566
Build-A-Bear Workshop, Inc. *	1,640	39,098
Burlington Stores, Inc. *	420	85,159
Caleres, Inc.	3,874	86,313
Cato Corp. (The) Class A	2,638	24,613
Chico’s FAS, Inc. *	8,580	42,214
Children’s Place, Inc. (The) *	1,314	47,856
Citi Trends, Inc. *	818	21,661
Conn’s, Inc. *	3,722	25,607
Container Store Group, Inc. (The) *	2,100	9,051
Destination XL Group, Inc. *	3,560	24,030
Dick’s Sporting Goods, Inc.	6,038	726,311
Five Below, Inc. *	5,505	973,669
Floor & Decor Holdings, Inc., Class A *@	4,489	312,569
Foot Locker, Inc.	5,979	225,946
GameStop Corp., Class A *@	8,267	152,609
Genesco, Inc. *	1,490	68,570
Group 1 Automotive, Inc.	1,940	349,918
Guess?, Inc.	5,086	105,229
Haverty Furniture Cos., Inc.	1,983	59,292
Hibbett, Inc.	1,600	109,152
Leslie’s, Inc. *	9,429	115,128

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Lithia Motors, Inc.	3,347	$685,265
MarineMax, Inc. *	2,209	68,965
Monro, Inc.	3,090	139,668
Murphy USA, Inc.	3,083	861,822
National Vision Holdings, Inc. *	3,794	147,055
ODP Corp. (The) *	3,360	153,014
Penske Automotive Group, Inc.	1,742	200,208
Rent-A-Center, Inc.	6,271	141,411
RH *@	318	84,966
Sally Beauty Holdings, Inc. *	4,925	61,661
Shoe Carnival, Inc.	3,062	73,212
Signet Jewelers Ltd.	5,809	395,012
Sleep Number Corp. *	3,221	83,682
Sonic Automotive, Inc., Class A	3,080	151,752
Sportsman’s Warehouse Holdings, Inc. *	3,058	28,776
Tilly’s, Inc., Class A *	1,836	16,616
TravelCenters of America, Inc. *	1,344	60,184
Urban Outfitters, Inc. *	2,086	49,751
Victoria’s Secret & Co. *@	3,466	124,014
Williams-Sonoma, Inc.	4,058	466,345
Winmark Corp.	554	130,650
Zumiez, Inc. *	2,406	52,306
		10,531,793
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd. *	8,276	474,380
Carter’s, Inc. @	1,939	144,669
Columbia Sportswear Co.	4,507	394,723
Deckers Outdoor Corp. *	2,964	1,183,110
Delta Apparel, Inc. *	1,153	12,233
G-III Apparel Group Ltd. *	5,008	68,660
Kontoor Brands, Inc. @	2,384	95,336
Lakeland Industries, Inc. *	1,669	22,198
Movado Group, Inc.	2,220	71,595
Oxford Industries, Inc.	1,665	155,145
PVH Corp.	1,035	73,061
Ralph Lauren Corp.	2,279	240,822
Rocky Brands, Inc.	1,000	23,620
Skechers U.S.A., Inc., Class A *	6,530	273,933
Steven Madden Ltd.	7,918	253,059
Superior Group of Cos., Inc.	2,200	22,132
Tapestry, Inc.	18,072	688,182
Unifi, Inc. *	2,394	20,612
Wolverine World Wide, Inc.	9,990	109,191
		4,326,661
Thrifts & Mortgage Finance — 1.1%
Axos Financial, Inc. *	7,155	273,464
Bridgewater Bancshares, Inc. *	700	12,418
Capitol Federal Financial, Inc.	9,589	82,945
Columbia Financial, Inc. *	2,819	60,947
ESSA Bancorp, Inc.	1,900	39,653
Essent Group Ltd.	4,642	180,481
Federal Agricultural Mortgage Corp., Class C	1,215	136,943
FS Bancorp, Inc.	962	32,169
Hingham Institution For Savings (The)	236	65,127
Home Bancorp, Inc.	994	39,790
Kearny Financial Corp.	7,750	78,662
MGIC Investment Corp.	11,104	144,352
Mr Cooper Group, Inc. *	4,998	200,570
New York Community Bancorp, Inc. @	49,763	427,962
NMI Holdings, Inc., Class A *	7,878	164,650
Northfield Bancorp, Inc.	5,020	78,965
PennyMac Financial Services, Inc.	1,706	96,662
Provident Financial Holdings, Inc.	1,124	15,477
Provident Financial Services, Inc.	7,592	162,165
Radian Group, Inc.	7,144	136,236
Southern Missouri Bancorp, Inc.	686	31,439
Territorial Bancorp, Inc.	1,557	37,384
TFS Financial Corp.	3,750	54,037
Timberland Bancorp, Inc.	921	31,434
TrustCo Bank Corp.	2,134	80,217
Walker & Dunlop, Inc.	4,099	321,689
Waterstone Financial, Inc.	2,966	51,134
Western New England Bancorp, Inc.	3,161	29,903
WSFS Financial Corp.	6,445	292,216
		3,359,091
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	27,686
Universal Corp.	2,612	137,940
Vector Group Ltd.	12,276	145,593
		311,219
Trading Companies & Distributors — 2.1%
Air Lease Corp.	5,985	229,944
Applied Industrial Technologies, Inc.	4,375	551,381
Beacon Roofing Supply, Inc. *	7,687	405,797
Boise Cascade Co.	4,352	298,852
Core & Main, Inc., Class A *	2,355	45,475
Distribution Solutions Group, Inc. *	1,071	39,477
DXP Enterprises, Inc. *	2,323	63,999
GATX Corp.	3,909	415,683
Global Industrial Co.	4,722	111,109
GMS, Inc. *	2,900	144,420
H&E Equipment Services, Inc.	4,346	197,308
Herc Holdings, Inc.	4,556	599,433
Mcgrath Rentcorp	2,655	262,155
MRC Global, Inc. *	5,657	65,508
MSC Industrial Direct Co., Inc., Class A	936	76,471
NOW, Inc. *	8,751	111,138
Rush Enterprises, Inc., Class A	5,962	311,693
SiteOne Landscape Supply, Inc. *	413	48,453
Textainer Group Holdings Ltd.	4,819	149,437
Titan Machinery, Inc. *	2,515	99,921
Triton International Ltd.	7,398	508,834
Univar Solutions, Inc. *	3,220	102,396
Veritiv Corp.	1,000	121,710
Watsco, Inc.	1,919	478,599
WESCO International, Inc. *	5,493	687,723
Willis Lease Finance Corp. *	900	53,109
		6,180,025
Water Utilities — 0.6%
American States Water Co.	4,082	377,789
Artesian Resources Corp., Class A	1,177	68,949
California Water Service Group	6,097	369,722
Consolidated Water Co. Ltd.	1,751	25,915
Essential Utilities, Inc.	6,239	297,787
Middlesex Water Co.	2,133	167,803
Pure Cycle Corp. *	1,000	10,480

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Water Utilities (Continued)
SJW Group	2,989	$242,677
York Water Co. (The)	1,803	81,099
		1,642,221
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	6,413	101,839
Spok Holdings, Inc.	2,839	23,251
United States Cellular Corp. *	1,551	32,338
		157,428
TOTAL COMMON STOCKS (Identified Cost $171,416,692)		295,394,660
PREFERRED STOCKS — 0.1%
Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	28,542
Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%, 5 year CMT + 10.325%	4,390	115,106
TOTAL PREFERRED STOCKS (Identified Cost $114,396)		143,648
SHORT-TERM INVESTMENTS — 0.4%
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	1,318,939	1,318,939
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,318,939)		1,318,939
Total Investments — 100.2% (Identified Cost $172,850,027)		296,857,247
Liabilities, Less Cash and Other Assets — (0.2%)		(645,900)
Net Assets — 100.0%		$296,211,347
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $7,252,904.
¶	Contingent value rights based on future performance.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CVR — Contingent Value Rights

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Australia — 7.4%
AMP Ltd. *	59,607	$53,367
Ampol Ltd.	12,195	234,808
Ansell Ltd.	2,269	43,627
ANZ Group Holdings Ltd.	367,220	5,915,515
Aurizon Holdings Ltd.	247,637	628,892
Bank of Queensland Ltd. @	38,836	182,446
Beach Energy Ltd.	184,392	200,242
Bendigo & Adelaide Bank Ltd.	20,967	140,041
BlueScope Steel Ltd.	163,249	1,871,734
Challenger Ltd.	76,679	397,817
Cleanaway Waste Management Ltd.	162,966	291,813
Downer EDI Ltd.	93,253	235,553
Evolution Mining Ltd.	217,587	441,469
Fortescue Metals Group Ltd.	17,284	241,358
Harvey Norman Holdings Ltd. @	136,089	382,670
Incitec Pivot Ltd.	255,280	653,516
Lendlease Corp. Ltd. @	43,821	233,911
National Australia Bank Ltd.	258,849	5,297,696
Newcrest Mining Ltd.	80,215	1,127,241
Nine Entertainment Co. Holdings Ltd.	178,284	223,348
Northern Star Resources Ltd.	104,349	775,112
Orica Ltd.	35,145	360,363
Origin Energy Ltd.	168,307	884,649
OZ Minerals Ltd.	30,495	579,274
QBE Insurance Group Ltd.	41,216	376,872
Qube Holdings Ltd.	60,569	115,880
Rio Tinto Ltd.	21,996	1,743,354
Santos Ltd.	447,931	2,177,513
Seven Group Holdings Ltd. @	3,940	56,253
Sonic Healthcare Ltd.	12,822	261,634
South32 Ltd.	637,438	1,735,999
Suncorp Group Ltd.	186,999	1,532,912
Tabcorp Holdings Ltd. @	94,616	69,251
TPG Telecom Ltd. @	26,524	88,308
Treasury Wine Estates Ltd.	13,295	123,196
Viva Energy Group Ltd. ±	120,061	223,160
Westpac Banking Corp.	340,274	5,409,625
Whitehaven Coal Ltd.	121,581	779,773
Woodside Energy Group Ltd.	151,540	3,656,558
Worley Ltd.	30,039	306,781
		40,053,531
Austria — 0.1%
Erste Group Bank AG	7,953	254,547
Belgium — 0.7%
Ageas SA	21,755	964,573
KBC Group NV	25,395	1,633,219
Solvay SA @	9,936	1,004,675
		3,602,467
Bermuda — 0.0%
Golden Ocean Group Ltd. @	18,503	162,313
Canada — 8.6%
Agnico Eagle Mines Ltd.	24,874	1,293,199
AltaGas Ltd.	24,518	423,361
ARC Resources Ltd. @	31,547	425,209
Bank of Montreal @	57,895	5,245,287
Bank of Montreal @	3,107	281,466
Bank of Nova Scotia (The) @	95,362	4,670,831
Bank of Nova Scotia (The) @	22,104	1,082,998
Barrick Gold Corp.	101,277	1,739,939
Barrick Gold Corp.	13,819	236,883
Canadian Imperial Bank of Commerce @	16,359	661,721
Canadian Imperial Bank of Commerce	77,080	3,117,926
Cenovus Energy, Inc. @	41,371	803,011
Fairfax Financial Holdings Ltd.	4,452	2,637,235
First Quantum Minerals Ltd.	84,695	1,769,587
Great-West Lifeco, Inc.	16,930	391,366
iA Financial Corp., Inc. @	15,555	910,668
Imperial Oil Ltd.	9,184	447,628
Kinross Gold Corp. @	173,331	706,637
Lundin Mining Corp.	146,222	897,419
Magna International, Inc. @	38,867	2,183,548
Manulife Financial Corp. @	112,335	2,004,056
MEG Energy Corp. *	14,261	198,538
Nutrien Ltd.	49,556	3,619,075
Saputo, Inc.	6,138	151,954
Sun Life Financial, Inc. @	1,077	49,994
Suncor Energy, Inc. ¥	109,045	3,458,998
Suncor Energy, Inc.	41,675	1,322,348
Teck Resources Ltd., Class B	84,647	3,201,349
Toronto-Dominion Bank (The) @	6,483	419,839
Tourmaline Oil Corp.	11,322	571,284
West Fraser Timber Co. Ltd. @	13,116	947,084
Whitecap Resources, Inc. @	51,254	406,549
		46,276,987
China — 0.0%
ESR Group Ltd. ±	28,600	60,018
Prosus NV *	1,797	123,976
Xinyi Glass Holdings Ltd.	23,000	42,844
		226,838
Denmark — 2.0%
AP Moller - Maersk A/S, Class A	246	544,282
AP Moller - Maersk A/S, Class B	372	836,449
Carlsberg A/S, Class B	15,826	2,103,208
Chr Hansen Holding A/S	7,475	537,695
Danske Bank A/S	41,578	821,768
Demant A/S *	6,785	188,065
DSV A/S	16,777	2,648,123
Pandora A/S	771	54,172
Tryg A/S	15,313	364,485
Vestas Wind Systems A/S	84,743	2,465,388
		10,563,635
Finland — 1.2%
Nokia Oyj, ADR	338,897	1,572,482
Nordea Bank Abp	224,183	2,406,965
Stora Enso Oyj, R Shares	77,897	1,096,510
UPM-Kymmene Oyj	33,074	1,236,664
		6,312,621
France — 11.1%
Accor SA *	6,035	150,845
Alstom SA	7,849	191,733
Amundi SA ±	5,568	315,894
Arkema SA	12,548	1,126,676
AXA SA	96,903	2,702,679
BNP Paribas SA	92,085	5,248,977
Bollore SE	138,791	775,529
Bouygues SA @	55,128	1,654,689
Carrefour SA	128,110	2,144,796
Cie de Saint-Gobain	92,022	4,496,749
Cie Generale des Etablissements Michelin SCA	119,912	3,335,428
Credit Agricole SA	62,747	660,324
Eiffage SA	10,100	993,797
Electricite de France SA	76,035	976,700
Engie SA	170,127	2,438,120
Euroapi SA *	1,502	22,268
Faurecia SE *	4,468	67,581

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Orange SA	322,578	$3,204,761
Publicis Groupe SA *	29,051	1,847,821
Renault SA *	21,069	705,354
Rexel SA *	15,388	303,745
Sanofi	32,364	3,112,419
Societe Generale SA	88,773	2,231,234
TotalEnergies SE @	332,966	20,904,226
Vinci SA	2,407	240,368
Vivendi SE	18,206	173,721
Worldline SA *±	3,145	122,981
		60,149,415
Germany — 6.1%
BASF SE	75,282	3,738,365
Bayer AG	49,665	2,569,144
Bayerische Motoren Werke AG	47,883	4,273,753
Commerzbank AG *	168,835	1,596,925
Continental AG	11,257	674,562
Covestro AG ±	24,283	950,071
Daimler Truck Holding AG *	61,594	1,908,438
Deutsche Bank AG	92,725	1,068,192
Deutsche Bank AG	46,122	522,743
E.ON SE	75,215	751,516
Evonik Industries AG	12,943	248,486
Fresenius Medical Care AG & Co. KGaA	7,008	229,327
Fresenius SE & Co. KGaA	42,320	1,189,162
HeidelbergCement AG	25,898	1,477,055
Mercedes-Benz Group AG	135,985	8,937,696
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,590	517,413
Siemens Energy AG *	13,742	258,530
Talanx AG *	12,026	570,541
Telefonica Deutschland Holding AG	207,880	512,475
Vitesco Technologies Group AG Class A *	911	52,904
Volkswagen AG	6,122	967,594
		33,014,892
Hong Kong — 2.2%
BOC Aviation Ltd. ±	13,200	110,177
BOC Hong Kong Holdings Ltd.	285,000	971,244
Cathay Pacific Airways Ltd. *@	230,363	251,452
CK Asset Holdings Ltd.	200,569	1,234,694
CK Hutchison Holdings Ltd.	336,624	2,020,490
CK Infrastructure Holdings Ltd.	24,000	125,604
Hang Lung Properties Ltd.	239,000	467,255
Hang Seng Bank Ltd.	32,600	542,119
Henderson Land Development Co. Ltd.	133,684	466,711
MTR Corp. Ltd.	126,669	671,039
New World Development Co. Ltd.	231,859	653,505
Sino Land Co. Ltd.	475,682	594,797
Sun Hung Kai Properties Ltd.	182,177	2,492,682
Swire Pacific Ltd., Class A	49,000	431,276
Swire Pacific Ltd., Class B	127,500	173,475
Tsim Sha Tsui Properties Ltd.	6,907	18,583
WH Group Ltd. ±	1,342,459	780,834
		12,005,937
Ireland — 0.5%
AIB Group PLC	31,002	120,001
Bank of Ireland Group PLC	56,367	537,008
CRH PLC, ADR @	40,650	1,617,463
Flutter Entertainment PLC *	3,025	412,884
		2,687,356
Israel — 0.4%
Bank Hapoalim B.M.	96,782	873,353
Harel Insurance Investments & Financial Services Ltd.	13,270	117,067
Israel Discount Bank Ltd., Class A	123,630	649,965
Migdal Insurance & Financial Holding Ltd. *	22,264	25,399
Phoenix Holdings Ltd. (The)	20,373	217,344
Teva Pharmaceutical Industries Ltd., ADR *	47,581	433,939
		2,317,067
Italy — 1.2%
Eni SpA	119,068	1,693,384
Intesa Sanpaolo SpA	1,039,975	2,313,314
Mediobanca Banca di Credito Finanziario SpA	37,683	362,394
UniCredit SpA	163,283	2,319,763
		6,688,855
Japan — 20.5%
AGC, Inc. @	48,500	1,624,181
Air Water, Inc.	11,200	130,997
Aisin Corp.	22,500	605,189
Alfresa Holdings Corp.	7,700	98,333
Alps Alpine Co. Ltd.	27,500	250,819
Amada Co. Ltd.	37,100	292,300
Aozora Bank Ltd. @	14,700	290,662
Asahi Group Holdings Ltd. @	20,700	649,675
Asahi Kasei Corp.	145,500	1,043,689
Bank of Kyoto Ltd. (The)	8,000	357,208
Bridgestone Corp. @	30,800	1,100,905
Brother Industries Ltd.	32,400	495,480
Canon Marketing Japan, Inc.	12,000	273,301
Canon, Inc. @	33,500	728,888
Chiba Bank Ltd. (The)	79,000	579,077
Coca-Cola Bottlers Japan Holdings, Inc.	13,975	153,018
Concordia Financial Group Ltd.	111,200	466,016
Cosmo Energy Holdings Co. Ltd.	11,900	316,451
Dai-ichi Life Holdings, Inc.	74,000	1,688,174
Daicel Corp.	52,000	378,391
Daiwa House Industry Co. Ltd.	34,600	801,199
Daiwa Securities Group, Inc.	214,000	950,640
Denka Co. Ltd.	16,200	373,400
DIC Corp. @	16,000	283,572
Dowa Holdings Co. Ltd.	9,600	303,566
ENEOS Holdings, Inc.	470,600	1,606,437
Ezaki Glico Co. Ltd. @	3,000	82,749
FUJIFILM Holdings Corp.	6,200	312,976
Fujikura Ltd.	10,500	80,326
Fukuoka Financial Group, Inc.	18,000	412,146
Hankyu Hanshin Holdings, Inc.	31,900	952,819
Haseko Corp.	22,300	250,289
Hino Motors Ltd. *	37,400	143,342
Hitachi Construction Machinery Co. Ltd.	8,000	180,372
Hitachi Ltd.	10,400	530,223
Honda Motor Co. Ltd.	185,900	4,294,794
House Foods Group, Inc.	2,800	59,269
Idemitsu Kosan Co. Ltd.	29,400	687,732

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
IHI Corp.	6,000	$175,785
Iida Group Holdings Co. Ltd.	36,900	562,610
INFRONEER Holdings, Inc.	12,800	97,629
Inpex Corp.	144,500	1,537,047
Isuzu Motors Ltd.	67,000	789,767
ITOCHU Corp.	18,000	568,638
Iwatani Corp.	4,900	216,176
J. Front Retailing Co. Ltd.	35,100	321,206
Japan Post Holdings Co. Ltd.	71,600	605,305
Japan Post Insurance Co. Ltd.	4,500	79,583
JFE Holdings, Inc.	50,400	589,869
JTEKT Corp.	43,200	305,797
K’s Holdings Corp.	32,000	275,038
Kajima Corp.	54,000	632,002
Kamigumi Co. Ltd.	15,700	321,441
Kaneka Corp.	16,000	401,097
Kawasaki Heavy Industries Ltd.	32,800	772,265
Komatsu Ltd.	64,600	1,415,648
Kuraray Co. Ltd. @	76,400	615,904
LIXIL Corp.	38,200	582,431
Mabuchi Motor Co. Ltd. @	5,100	145,143
Makita Corp. @	7,800	183,054
Marubeni Corp.	109,400	1,262,885
Mazda Motor Corp.	65,100	498,518
Mebuki Financial Group, Inc.	83,070	211,409
Medipal Holdings Corp.	25,300	335,624
Mitsubishi Chemical Group Corp.	185,800	969,348
Mitsubishi Corp.	105,400	3,439,715
Mitsubishi Electric Corp.	129,700	1,298,087
Mitsubishi Gas Chemical Co., Inc.	36,300	504,228
Mitsubishi Heavy Industries Ltd.	39,200	1,563,340
Mitsubishi Logistics Corp.	2,500	57,719
Mitsubishi Materials Corp.	21,600	342,993
Mitsubishi Motors Corp. *	41,900	162,824
Mitsubishi UFJ Financial Group, Inc.	206,400	1,398,123
Mitsubishi UFJ Financial Group, Inc., ADR @	464,844	3,100,509
Mitsui Chemicals, Inc.	47,200	1,069,948
Mitsui Fudosan Co. Ltd.	54,100	996,340
Mitsui OSK Lines Ltd. @	30,300	759,578
Mizuho Financial Group, Inc.	107,740	1,523,662
MS&AD Insurance Group Holdings, Inc.	24,728	795,878
NEC Corp.	35,800	1,264,348
NGK Insulators Ltd.	22,300	285,122
NGK Spark Plug Co. Ltd.	10,600	196,993
NH Foods Ltd.	15,533	434,957
Nippon Electric Glass Co. Ltd. @	11,500	205,395
Nippon Express Holdings, Inc. @	15,900	913,487
Nippon Shokubai Co. Ltd.	4,600	185,066
Nippon Steel Corp.	60,327	1,053,562
Nippon Yusen KK @	30,300	718,020
Nissan Motor Co. Ltd.	222,800	709,789
Nisshin Seifun Group, Inc.	3,900	49,121
Nomura Holdings, Inc.	175,700	654,122
Nomura Real Estate Holdings, Inc.	23,700	511,056
NSK Ltd.	59,600	318,345
Obayashi Corp.	72,500	551,318
Oji Holdings Corp.	226,000	914,401
Otsuka Holdings Co. Ltd.	13,300	436,273
Panasonic Holdings Corp. @	168,500	1,425,779
Resona Holdings, Inc.	246,400	1,357,791
Ricoh Co. Ltd.	49,300	378,277
Rohm Co. Ltd.	4,700	341,291
Santen Pharmaceutical Co. Ltd.	30,800	252,051
SBI Holdings, Inc.	20,500	393,161
Seiko Epson Corp.	29,400	431,457
Seino Holdings Co. Ltd.	20,400	182,176
Sekisui Chemical Co. Ltd.	16,000	224,931
Sekisui House Ltd.	81,800	1,454,437
Shimizu Corp.	68,400	366,913
Shizuoka Financial Group, Inc.	58,000	466,245
Showa Denko KK @	14,000	215,483
Sohgo Security Services Co., Ltd.	2,400	65,742
Sojitz Corp.	35,820	685,886
Sompo Holdings, Inc.	33,043	1,475,404
Stanley Electric Co. Ltd.	11,500	221,605
Subaru Corp.	78,600	1,214,275
Sumitomo Chemical Co. Ltd.	442,500	1,598,179
Sumitomo Corp.	74,000	1,238,220
Sumitomo Electric Industries Ltd.	164,200	1,882,345
Sumitomo Forestry Co. Ltd. @	33,800	600,849
Sumitomo Heavy Industries Ltd. @	26,000	523,804
Sumitomo Metal Mining Co. Ltd.	35,500	1,263,491
Sumitomo Mitsui Financial Group, Inc.	71,100	2,869,137
Sumitomo Mitsui Trust Holdings, Inc.	24,900	870,475
Sumitomo Pharma Co. Ltd.	19,400	147,673
Sumitomo Realty & Development Co. Ltd.	25,600	608,790
Sumitomo Rubber Industries Ltd. @	42,800	375,690
Suzuken Co. Ltd.	1,100	29,922
Suzuki Motor Corp.	27,300	888,436
T&D Holdings, Inc.	53,100	769,554
Taiheiyo Cement Corp.	25,000	391,839
Taisei Corp.	7,200	233,161
Takeda Pharmaceutical Co. Ltd.	141,973	4,447,204
TDK Corp.	21,400	706,865
Teijin Ltd.	53,199	522,099
THK Co. Ltd. @	3,200	61,323
Toda Corp.	28,000	151,478
Tokai Carbon Co. Ltd. @	21,300	174,146
Tokyo Tatemono Co. Ltd.	37,600	458,110
Tokyu Fudosan Holdings Corp.	132,300	633,072
Toray Industries, Inc.	166,100	932,256
Tosoh Corp.	58,300	697,432
Toyo Seikan Group Holdings Ltd.	30,500	376,951
Toyo Tire Corp. @	3,700	42,204
Toyoda Gosei Co. Ltd.	15,300	239,339
Toyota Boshoku Corp.	3,600	48,443
Toyota Motor Corp.	533,350	7,365,871
Toyota Tsusho Corp.	32,500	1,209,711
Tsuruha Holdings, Inc.	1,000	77,720
UBE Corp.	1,600	23,627
Yamada Holdings Co. Ltd.	93,100	331,284
Yamaha Motor Co. Ltd. @	37,200	853,185
Yamazaki Baking Co. Ltd. @	11,300	135,524
Yokohama Rubber Co. Ltd. (The) @	27,600	432,801
Z Holdings Corp.	67,600	171,009
Zeon Corp.	28,500	290,125
		110,540,391
Netherlands — 4.4%
ABN AMRO Group NV GDR ±	42,957	594,334
Aegon NV @	149,418	757,817
Akzo Nobel NV	20,561	1,376,915
ArcelorMittal SA	60,669	1,590,741
ArcelorMittal SA =	1,708	44,931
ASR Nederland NV	2,953	140,192
Coca-Cola Europacific Partners PLC	11,100	611,328
Heineken NV	3,239	304,696

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands (Continued)
ING Groep NV *	253,754	$3,093,332
JDE Peet’s NV	9,259	267,803
Koninklijke Ahold Delhaize NV	197,453	5,672,995
Koninklijke DSM NV	15,922	1,948,095
Koninklijke KPN NV	238,229	736,985
Koninklijke Philips NV	13,461	201,780
Koninklijke Philips NV ¢	33,065	495,663
NN Group NV	35,104	1,433,941
OCI NV *	3,580	128,073
Randstad NV @	16,773	1,022,697
Stellantis NV	191,757	2,722,651
Stellantis NV @	56,317	799,702
		23,944,671
New Zealand — 0.3%
Auckland International Airport Ltd. *	143,857	713,325
EBOS Group Ltd.	16,635	463,653
Fletcher Building Ltd.	87,592	262,489
Ryman Healthcare Ltd. @	16,867	57,185
Summerset Group Holdings Ltd.	14,300	80,350
		1,577,002
Norway — 1.0%
Aker ASA, A Shares	2,155	158,268
Austevoll Seafood ASA	4,118	37,179
DNB Bank ASA	96,212	1,909,646
Elkem ASA ±*	36,022	129,428
Norsk Hydro ASA	156,773	1,173,301
Schibsted ASA, Class A	1,169	22,135
SpareBank 1 SR-Bank ASA	18,440	227,187
Storebrand ASA	56,200	489,903
Subsea 7 SA	28,831	332,695
Wallenius Wilhelmsen ASA	13,553	134,260
Yara International ASA	14,514	637,936
		5,251,938
Portugal — 0.2%
EDP Renovaveis SA	27,349	602,494
Galp Energia SGPS SA	16,108	217,432
		819,926
Singapore — 1.0%
City Developments Ltd.	58,800	361,299
Frasers Property Ltd.	23,300	16,178
Hongkong Land Holdings Ltd.	101,200	465,520
Keppel Corp. Ltd.	311,700	1,689,519
Olam Group Ltd. @	94,300	102,791
Oversea-Chinese Banking Corp. Ltd.	83,749	761,582
Singapore Airlines Ltd. @	195,249	806,127
UOL Group Ltd.	47,218	236,901
Wilmar International Ltd.	273,400	851,186
		5,291,103
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	228,555	1,378,395
Banco Bilbao Vizcaya Argentaria SA, ADR @	210,800	1,266,908
Banco Santander SA	1,686,570	5,059,600
Banco Santander SA, ADR	210,864	622,049
CaixaBank SA	120,960	475,457
Repsol SA	203,118	3,228,799
		12,031,208
Sweden — 2.7%
Billerud AB	26,684	325,020
Boliden AB *	52,582	1,971,539
Dometic Group AB ±	22,074	142,325
Electrolux AB, Class B @	23,954	323,171
Essity AB, B Shares	3,803	99,605
Getinge AB, B Shares	2,464	51,075
Holmen AB, B Shares	11,612	460,592
Husqvarna AB, B Shares @	30,403	213,043
Loomis AB	8,247	226,035
Millicom International Cellular SA, SDR *	14,863	188,229
Peab AB Class B	24,592	139,282
Saab AB, Class B	4,192	164,991
Securitas AB, B Shares	28,869	240,583
Skandinaviska Enskilda Banken AB, Class A	140,768	1,618,147
Skanska AB, B Shares	40,249	636,433
SKF AB, B Shares @	64,782	988,041
SSAB AB, A Shares	29,362	160,220
SSAB AB, B Shares	84,454	438,665
Svenska Cellulosa AB SCA, A Shares	244	3,119
Svenska Cellulosa AB SCA, B Shares	33,674	425,812
Svenska Handelsbanken AB, A Shares	66,999	674,815
Svenska Handelsbanken AB, B Shares @	1,918	22,461
Swedbank AB, A Shares	38,879	660,599
Telefonaktiebolaget LM Ericsson, B Shares	81,944	478,243
Telia Co. AB @	304,898	778,984
Trelleborg AB, B Shares	32,833	757,671
Volvo AB, A Shares	17,414	330,595
Volvo AB, B Shares	104,968	1,895,990
		14,415,285
Switzerland — 9.8%
ABB Ltd.	29,520	895,832
Accelleron Industries AG *	1,476	30,561
Alcon, Inc. µ	30,384	2,076,095
Alcon, Inc.	1,965	134,701
Baloise Holding AG	6,063	935,695
Cie Financiere Richemont SA, Class A	42,798	5,549,646
Credit Suisse Group AG @*	54,844	163,942
Credit Suisse Group AG, ADR @	15,888	48,299
Holcim AG *	72,351	3,746,462
Julius Baer Group Ltd. *	38,000	2,213,464
Novartis AG	122,351	11,060,747
Novartis AG, ADR @	32,730	2,969,266
SIG Group AG @*	33,586	733,723
Swatch Group AG (The) µ	6,226	323,471
Swatch Group AG (The) µ	1,834	521,648
Swiss Life Holding AG	4,035	2,080,666
Swiss Prime Site AG *	1,574	136,437
Swiss Re AG	23,316	2,180,682
Swisscom AG	4,128	2,261,661
UBS Group AG	343,153	6,385,062
Zurich Insurance Group AG	17,812	8,520,248
		52,968,308
United Kingdom — 14.6%
Anglo American PLC	74,919	2,931,406
Associated British Foods PLC	19,275	367,248

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Aviva PLC	449,065	$2,403,949
Barclays PLC, ADR	330,258	2,576,012
Barratt Developments PLC	47,310	226,951
Bellway PLC	1,481	34,153
Berkeley Group Holdings PLC	878	40,049
BP PLC	299,981	1,722,282
BP PLC, ADR	101,824	3,556,712
British American Tobacco PLC	183,504	7,279,915
British American Tobacco PLC, ADR	2,004	80,120
BT Group PLC	1,231,112	1,667,700
Direct Line Insurance Group PLC	46,142	123,449
DS Smith PLC	127,033	493,749
Endeavour Mining PLC	15,498	331,708
Glencore PLC *	1,128,556	7,536,768
HSBC Holdings PLC, ADR @	194,676	6,066,104
J Sainsbury PLC	422,622	1,112,292
Johnson Matthey PLC	6,038	155,263
Kingfisher PLC	420,977	1,201,608
Lloyds Banking Group PLC	8,264,877	4,537,287
Lloyds Banking Group PLC, ADR @	217,015	477,433
Melrose Industries PLC	316,251	514,236
NatWest Group PLC	98,002	314,208
Natwest Group PLC, ADR @	107,133	692,079
Pearson PLC	17,918	203,449
Pearson PLC, ADR	5,700	64,239
Phoenix Group Holdings PLC	42,251	310,869
Shell PLC, ADR	437,830	24,934,418
Standard Chartered PLC	186,070	1,400,085
Taylor Wimpey PLC	139,975	172,015
Tesco PLC	620,638	1,682,218
Vodafone Group PLC	3,758,387	3,827,615
		79,037,589
TOTAL COMMON STOCKS (Identified Cost $482,263,281)		530,193,882
PREFERRED STOCKS — 1.1%
Germany — 1.1%
Bayerische Motoren Werke AG, 7.316%	9,731	828,636
Henkel AG & Co. KGaA, 2.840%	2,169	150,964
Porsche Automobil Holding SE, 5.002%	17,284	948,025
Volkswagen AG, 22.881%	30,282	3,773,795
		5,701,420
Italy — 0.0%
Telecom Italia SpA, 6.500% *	711,381	158,620
TOTAL PREFERRED STOCKS (Identified Cost $9,269,086)		5,860,040
SHORT-TERM INVESTMENTS — 7.5%
Collateral For Securities On Loan — 7.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	40,763,968	40,763,968
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $40,763,968)		40,763,968
Total Investments — 106.8% (Identified Cost $532,296,335)		576,817,890
Liabilities, Less Cash and Other Assets — (6.8%)		(36,679,017)
Net Assets — 100.0%		$540,138,873

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $71,828,075.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2022 amounted to $3,429,221 or 0.63% of the net assets of the Fund.
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt
SDR — Swedish Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.5%
Belgium — 0.0%
Titan Cement International SA *	2,956	$38,161
Brazil — 3.0%
Americanas SA	19,397	35,453
Anima Holding SA *	29,700	21,714
Atacadao SA	18,062	50,562
Banco Bradesco SA	83,233	212,349
Banco Bradesco SA, ADR	136,380	392,774
Banco do Brasil SA	45,599	299,949
Banco Santander Brasil SA	19,597	104,634
BRF SA *	45,699	71,668
Camil Alimentos SA	8,900	13,957
Cia Brasileira de Distribuicao	13,155	41,161
Cia Siderurgica Nacional SA	26,464	72,930
Cia Siderurgica Nacional SA, ADR	17,252	47,616
Cielo SA	94,852	94,138
Cogna Educacao *	137,975	55,402
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,413	55,483
Dexco SA	16,054	20,616
Direcional Engenharia SA	8,900	26,364
Embraer SA *	7,694	20,854
Embraer SA, ADR *	12,729	139,128
Enauta Participacoes SA	13,118	33,542
Ez Tec Empreendimentos e Participacoes SA	8,100	20,604
Gerdau SA, ADR @	77,928	431,721
Guararapes Confeccoes SA	6,900	8,521
Hapvida Participacoes e Investimentos SA *±	210,570	202,603
Hypera SA	4,610	39,466
International Meal Co. Alimentacao SA Class A *	16,347	8,669
Iochpe Maxion SA	12,197	27,190
IRB Brasil Resseguros SA *	70,386	11,465
JBS SA	53,345	222,180
JHSF Participacoes SA	40,831	38,822
M Dias Branco SA	8,468	57,466
MRV Engenharia e Participacoes SA	22,336	32,152
Multilaser Industrial SA	11,334	8,651
Natura & Co. Holding SA	51,408	113,045
Petroleo Brasileiro SA	333,873	1,773,152
Petroleo Brasileiro SA, ADR	1,600	17,040
Positivo Tecnologia SA	9,100	16,184
TIM SA	52,297	122,825
Tupy SA	3,847	19,928
Ultrapar Participacoes SA	45,846	109,497
Usinas Siderurgicas de Minas Gerais SA	9,100	12,772
Vale SA	20,412	343,618
Via S/A *	96,044	43,658
Vibra Energia SA	15,370	45,268
		5,536,791
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	10,000	17,629
Canada — 0.0%
China Gold International Resources Corp. Ltd.	13,700	40,194
Cayman Islands — 0.1%
Baozun, Inc., Class A *@	4,600	7,744
Bizlink Holding, Inc.	2,000	15,389
Edvantage Group Holdings Ltd.	31,116	14,072
Fulgent Sun International Holding Co. Ltd.	8,000	39,563
Gourmet Master Co. Ltd.	5,000	24,646
HUYA, Inc., ADR *	1,730	6,834
		108,248
Chile — 0.6%
CAP SA	4,662	38,197
Cencosud SA	120,649	198,415
Cia Sud Americana de Vapores SA	206,953	16,346
Empresa Nacional de Telecomunicaciones SA	13,467	46,517
Empresas CMPC SA	61,213	102,177
Empresas COPEC SA	36,102	269,366
Enel Americas SA	1,042,835	139,536
Falabella SA	38,983	75,829
Grupo Security SA	123,808	25,148
Hortifrut SA	6,080	9,253
Inversiones Aguas Metropolitanas SA	20,304	11,418
Itau CorpBanca Chile SA	10,190,153	22,465
PAZ Corp. SA	9,073	3,990
Ripley Corp. SA	81,141	13,210
Sigdo Koppers SA	27,803	38,021
SMU SA	147,411	20,187
Sociedad Matriz SAAM SA	550,961	62,212
SONDA SA	83,617	32,131
		1,124,418
China — 30.0%
360 DigiTech, Inc., ADR	5,298	107,867
360 Security Technology, Inc., Class A	20,500	19,286
361 Degrees International Ltd. *	71,000	30,290
3SBio, Inc. ±	106,000	112,716
A-Living Smart City Services Co. Ltd. ±@	41,000	49,428
AAC Technologies Holdings, Inc. *@	60,500	138,278
Accelink Technologies Co. Ltd. Class A	9,200	20,804
Advanced Technology & Materials Co. Ltd. Class A *	13,900	15,496
Agile Group Holdings Ltd. *@	131,091	38,796
Agricultural Bank of China Ltd., H Shares	2,017,000	692,537
Alibaba Group Holding Ltd. *	202,200	2,234,304
Aluminum Corp. of China Ltd., H Shares	328,000	139,513
Angang Steel Co. Ltd., H Shares	142,999	39,022
Anhui Conch Cement Co. Ltd., H Shares	117,500	410,963
Anhui Guangxin Agrochemical Co. Ltd., Class A	3,080	13,026
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	6,500	8,181
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	14,591
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	27,684
Anton Oilfield Services Group *	226,000	10,279
Asia Cement China Holdings Corp.	40,000	18,859
Avary Holding Shenzhen Co. Ltd., Class A	12,300	48,551
AviChina Industry & Technology Co. Ltd., H Shares	254,000	114,220
BAIC Motor Corp. Ltd., H Shares ±	145,000	38,454
Baidu, Inc., ADR *	12,143	1,388,916
Baidu, Inc., Class A *	5,150	73,699
Bank of Beijing Co. Ltd., Class A	98,400	61,007
Bank of Changsha Co. Ltd., Class A	25,500	24,797
Bank of Chengdu Co. Ltd., Class A	26,000	57,223
Bank of China Ltd., H Shares	5,655,902	2,057,891
Bank of Chongqing Co. Ltd., H Shares @	46,500	24,247
Bank of Communications Co. Ltd., H Shares	565,400	325,240
Bank of Guiyang Co. Ltd., Class A	22,500	17,769
Bank of Hangzhou Co. Ltd., Class A	32,101	60,400
Bank of Jiangsu Co. Ltd. Class A	80,100	83,998
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Bank of Nanjing Co. Ltd., Class A	61,300	$91,883
Bank of Ningbo Co. Ltd., Class A	38,780	181,022
Bank of Shanghai Co. Ltd., Class A	68,500	58,235
Bank of Suzhou Co. Ltd., Class A	22,220	24,868
Baoshan Iron & Steel Co. Ltd., Class A	124,500	100,113
BBMG Corp., H Shares	184,000	23,809
Beijing Capital Development Co. Ltd., Class A	12,200	9,986
Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	48,000	19,541
Beijing Capital International Airport Co. Ltd., H Shares *	190,000	138,993
Beijing Dabeinong Technology Group Co. Ltd., Class A *	18,000	23,045
Beijing Energy International Holding Co. Ltd. *	310,000	9,492
Beijing Enlight Media Co. Ltd., Class A	11,300	14,077
Beijing Enterprises Holdings Ltd.	46,000	147,333
Beijing Enterprises Water Group Ltd.	448,000	114,792
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	15,899
Beijing Haixin Energy Technology Co. Ltd.	35,800	22,453
Beijing Jetsen Technology Co. Ltd. Class A *	28,600	18,390
Beijing New Building Materials PLC Class A	10,000	37,228
Beijing Orient Landscape & Environment Co. Ltd., Class A *	20,000	6,042
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	9,425
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,782
Beijing Roborock Technology Co. Ltd., Class A	608	21,668
Beijing Shiji Information Technology Co. Ltd., Class A	4,508	9,721
Beijing Shougang Co. Ltd., Class A	27,500	14,914
Beijing Shunxin Agriculture Co. Ltd., Class A	1,300	5,576
Beijing Sinnet Technology Co. Ltd., Class A	12,200	14,321
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	10,524
Beijing Thunisoft Corp. Ltd., Class A *	4,400	4,323
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	14,666
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	76,436
BGI Genomics Co. Ltd. Class A	1,800	13,384
Blue Sail Medical Co. Ltd., Class A *	12,900	14,456
Bluefocus Intelligent Communications Group Co. Ltd., Class A	23,100	16,781
BOE Technology Group Co. Ltd., Class A	220,300	107,112
Bohai Leasing Co. Ltd., Class A *	64,900	20,632
Bright Dairy & Food Co. Ltd., Class A	7,700	11,918
Brilliance China Automotive Holdings Ltd. *	178,000	99,656
BTG Hotels Group Co. Ltd., Class A	5,700	20,335
BYD Electronic International Co. Ltd.	64,000	205,805
C C Land Holdings Ltd.	106,500	25,651
C&D International Investment Group Ltd. @	21,187	61,752
C&S Paper Co. Ltd. Class A	6,700	13,243
Caitong Securities Co. Ltd., Class A	15,470	15,845
CECEP Solar Energy Co. Ltd., Class A	30,100	31,738
CECEP Wind-Power Corp., Class A	49,010	26,861
Central China Management Co. Ltd.	81,000	6,538
Central China Real Estate Ltd. @	84,106	4,526
CGN New Energy Holdings Co. Ltd. @	130,000	44,969
Changjiang Securities Co. Ltd., Class A	39,900	30,592
Chaowei Power Holdings Ltd.	71,000	15,373
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	4,900	11,059
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	14,237
Chengtun Mining Group Co. Ltd., Class A	19,700	16,691
China Aircraft Leasing Group Holdings Ltd.	16,000	8,876
China Baoan Group Co. Ltd., Class A	9,000	15,652
China BlueChemical Ltd., H Shares	192,000	45,507
China Bohai Bank Co. Ltd., Class H ±	141,000	33,419
China CAMC Engineering Co. Ltd. Class A	20,600	23,321
China Cinda Asset Management Co. Ltd., Class H	664,000	91,874
China Citic Bank Corp. Ltd., H Shares	613,000	271,731
China Coal Energy Co. Ltd., H Shares	181,000	147,250
China Communication Services Corp. Ltd., H Shares	231,600	84,564
China Conch Venture Holdings Ltd.	91,500	198,815
China Construction Bank Corp., H Shares	7,203,810	4,513,081
China Development Bank Financial Leasing Co. Ltd., H Shares ±	128,000	17,383
China Education Group Holdings Ltd.	30,000	38,819
China Energy Engineering Corp.	88,674	29,211
China Energy Engineering Corp. Ltd., H Shares	152,000	17,721
China Everbright Bank Co. Ltd., H Shares	241,000	73,485
China Everbright Greentech Ltd. ±@	65,000	17,571
China Everbright Ltd.	88,000	65,503
China Foods Ltd.	86,000	30,850
China Galaxy Securities Co. Ltd., H Shares	194,500	94,939
China Gas Holdings Ltd.	228,400	332,412
China Great Wall Securities Co. Ltd., Class A	8,500	10,124
China Greatwall Technology Group Co. Ltd. Class A	15,387	22,577
China High Speed Transmission Equipment Group Co. Ltd. *	44,000	19,786
China Hongqiao Group Ltd.	189,000	178,456
China International Marine Containers Group Co. Ltd., Class H	74,460	56,474
China Jinmao Holdings Group Ltd.	476,464	102,551
China Jushi Co. Ltd., Class A	22,631	44,632
China Lesso Group Holdings Ltd.	100,000	104,414
China Lilang Ltd.	31,000	14,933
China Medical System Holdings Ltd.	97,000	152,606
China Meheco Co. Ltd., Class A	13,860	34,352
China Merchants Bank Co. Ltd., H Shares	259,500	1,451,188
China Merchants Land Ltd. *	118,000	8,315
China Merchants Port Holdings Co. Ltd.	94,516	138,527
China Merchants Property Operation & Service Co. Ltd. Class A	5,000	11,062
China Merchants Securities Co. Ltd., H Shares ±	19,660	19,268

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	$39,970
China Minsheng Banking Corp. Ltd., H Shares @	395,880	136,940
China Modern Dairy Holdings Ltd. @	290,000	36,782
China National Accord Medicines Corp. Ltd., Class A	5,200	24,602
China National Building Material Co. Ltd., H Shares	418,850	343,968
China National Medicines Corp. Ltd., Class A	2,900	11,639
China New Higher Education Group Ltd. ±	74,000	36,405
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A *	15,100	10,318
China Nonferrous Mining Corp. Ltd.	27,000	13,871
China Oil & Gas Group Ltd. *	200,000	7,687
China Oilfield Services Ltd., H Shares	134,000	162,919
China Oriental Group Co. Ltd. @	122,000	22,351
China Overseas Grand Oceans Group Ltd.	141,402	61,413
China Overseas Land & Investment Ltd.	325,000	857,734
China Pacific Insurance Group Co. Ltd., H Shares	182,000	405,250
China Petroleum & Chemical Corp., H Shares	1,946,400	940,103
China Railway Group Ltd., H Shares	326,000	172,075
China Railway Signal & Communication Corp. Ltd. H Shares ±	149,000	48,678
China Reinsurance Group Corp., H Shares	323,000	20,484
China Renaissance Holdings Ltd. ±@*	11,300	11,755
China Resources Cement Holdings Ltd. @	238,000	126,235
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	16,213
China Resources Gas Group Ltd.	70,000	262,765
China Resources Land Ltd.	338,000	1,548,085
China Resources Medical Holdings Co. Ltd.	71,500	52,763
China Resources Pharmaceutical Group Ltd. ±	134,500	108,903
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	5,100	34,341
China Risun Group Ltd.	58,000	22,664
China Sanjiang Fine Chemicals Co. Ltd.	44,000	7,892
China Shanshui Cement Group Ltd. *@	53,000	10,932
China Shenhua Energy Co. Ltd., H Shares	293,000	846,479
China Shineway Pharmaceutical Group Ltd.	36,000	35,006
China South City Holdings Ltd. *@	508,000	36,446
China South Publishing & Media Group Co. Ltd., Class A	11,600	16,653
China Southern Airlines Co. Ltd., H Shares *@	102,000	66,384
China Sunshine Paper Holdings Co. Ltd.	26,000	7,162
China Taiping Insurance Holdings Co. Ltd.	137,800	171,600
China Tianrui Group Cement Co. Ltd. *@	11,000	9,301
China Tower Corp. Ltd., Class H ±	3,372,000	362,885
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	118,251
China TransInfo Technology Co. Ltd., Class A *	6,900	8,854
China Travel International Investment Hong Kong Ltd. *	180,000	40,818
China Vanke Co. Ltd., Class H	158,172	320,176
China Yongda Automobiles Services Holdings Ltd.	84,000	62,418
China Zhongwang Holdings Ltd. *@§	154,000	—
Chinasoft International Ltd. *	98,000	85,251
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	12,665
Chongqing Changan Automobile Co. Ltd., Class A	40,430	71,593
Chongqing Department Store Co. Ltd., Class A	2,400	8,165
Chongqing Rural Commercial Bank Co. Ltd., H Shares	226,000	77,307
Chow Tai Seng Jewellery Co. Ltd. Class A	9,125	18,416
CIFI Ever Sunshine Services Group Ltd.	18,000	10,124
CIMC Enric Holdings Ltd.	74,000	74,802
CITIC Ltd.	375,000	395,877
CITIC Securities Co. Ltd., Class H	83,950	169,719
Citychamp Watch & Jewellery Group Ltd. *	62,000	9,691
CMOC Group Ltd. Class H @	66,000	30,440
CNHTC Jinan Truck Co. Ltd., Class A	2,800	5,977
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	19,016
COFCO Biotechnology Co. Ltd., Class A	15,100	18,159
COFCO Joycome Foods Ltd. *	162,000	46,283
Concord New Energy Group Ltd.	420,000	37,128
Consun Pharmaceutical Group Ltd.	23,000	11,934
COSCO SHIPPING Development Co. Ltd., H Shares	324,200	43,196
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares *@	82,000	62,823
COSCO SHIPPING Holdings Co. Ltd., H Shares @	244,199	249,034
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	10,977
COSCO SHIPPING Ports Ltd.	156,998	124,706
Country Garden Holdings Co. Ltd. @	847,376	289,861
CPMC Holdings Ltd.	53,000	28,654
CSG Holding Co. Ltd., Class A	19,500	18,822
CSSC Hong Kong Shipping Co. Ltd.	70,000	10,403
CTS International Logistics Corp. Ltd., Class A	11,000	16,994
Dali Foods Group Co. Ltd. ±	38,500	17,560
Daqin Railway Co. Ltd., Class A	85,800	82,447
DBG Technology Co. Ltd.,Class A	7,000	8,942
DHC Software Co. Ltd., Class A	28,100	22,879
Dian Diagnostics Group Co. Ltd. Class A	4,800	17,352
Digital China Holdings Ltd.	62,000	30,184
Digital China Information Service Co. Ltd., Class A	10,000	15,493
Dong-E-E-Jiao Co. Ltd., Class A	3,300	19,320
Dongfang Electric Corp. Ltd. H Shares	29,800	50,701
Dongfeng Motor Group Co. Ltd., H Shares	150,000	86,094
Dongxing Securities Co. Ltd., Class A	12,000	13,326
Dongyue Group Ltd.	104,000	114,453
Dynagreen Environmental Protection Group Co. Ltd., Class H	52,000	16,788
E-Commodities Holdings Ltd.	94,000	19,028
EEKA Fashion Holdings Ltd.	8,000	11,479
Eoptolink Technology, Inc. Ltd. Class A	4,400	15,032
Essex Bio-technology Ltd.	37,000	19,909
Eternal Asia Supply Chain Management Ltd. Class A	24,300	22,476
EVA Precision Industrial Holdings Ltd. @	92,000	11,669
Everbright Securities Co. Ltd., Class H ±	16,000	10,741
Fangda Carbon New Material Co. Ltd., Class A *	15,700	13,822

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Fangda Special Steel Technology Co. Ltd., Class A	19,000	$16,454
Far East Horizon Ltd. @	200,000	156,301
FAW Jiefang Group Co. Ltd., Class A	24,100	26,798
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	10,963
FIH Mobile Ltd. *@	203,000	21,846
Financial Street Holdings Co. Ltd., Class A	23,300	17,596
FinVolution Group, ADR	11,439	56,737
Fosun International Ltd.	195,500	159,296
Founder Securities Co. Ltd., Class A	23,800	21,843
Foxconn Industrial Internet Co. Ltd. Class A	66,600	87,948
Fu Shou Yuan International Group Ltd.	65,000	55,794
Fufeng Group Ltd.	153,000	93,108
Fujian Funeng Co. Ltd., Class A	14,100	21,459
Fujian Star-net Communication Co. Ltd., Class A	8,700	23,979
Fujian Sunner Development Co. Ltd., Class A	9,000	30,670
Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,400	15,935
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	9,587
GCL Energy Technology Co. Ltd.	4,200	7,927
GCL Technology Holdings Ltd. *	395,000	100,199
GDS Holdings Ltd., Class A *	50,000	131,318
Geely Automobile Holdings Ltd.	390,000	569,602
GEM Co. Ltd., Class A	33,500	35,805
Gemdale Corp., Class A	19,200	28,254
Gemdale Properties & Investment Corp. Ltd.	442,000	36,241
Genertec Universal Medical Group Co. Ltd. ±	75,500	45,849
GF Securities Co. Ltd., Class H	64,200	92,285
Giant Network Group Co. Ltd., Class A	9,400	10,763
GoerTek, Inc., Class A	18,300	44,304
Golden Eagle Retail Group Ltd. *	15,000	9,032
Gotion High-tech Co. Ltd., Class A	5,100	21,151
Grand Pharmaceutical Group Ltd.	88,500	52,156
Grandjoy Holdings Group Co. Ltd., Class A *	30,000	16,226
Greattown Holdings Ltd., Class A *	34,100	15,353
Greatview Aseptic Packaging Co. Ltd. *	88,000	16,460
Gree Electric Appliances, Inc., Class A	13,800	64,159
Greenland Hong Kong Holdings Ltd.	112,000	10,762
Greentown China Holdings Ltd.	78,500	114,651
GRG Banking Equipment Co. Ltd., Class A	12,500	17,873
Guangdong HEC Technology Holding Co. Ltd., Class A	28,100	35,126
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A *	22,300	11,773
Guangdong Provincial Expressway Development Co. Ltd. Class A	12,700	14,286
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,498
Guanghui Energy Co. Ltd., Class A	26,800	34,774
Guangshen Railway Co. Ltd.,Class H *@	82,000	15,128
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	12,603
Guangzhou Automobile Group Co. Ltd., H Shares	188,000	126,691
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	47,147
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	26,048
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	15,546
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	8,960
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	32,400	21,905
Guosen Securities Co. Ltd., Class A	22,400	28,613
Guosheng Financial Holding, Inc., Class A *	14,131	15,063
Guotai Junan Securities Co. Ltd., H Shares ±	29,000	32,658
Haier Smart Home Co. Ltd., Class A	20,500	72,131
Haitian International Holdings Ltd.	44,000	117,815
Haitong Securities Co. Ltd., Class H	169,600	104,296
Han’s Laser Technology Industry Group Co. Ltd., Class A	8,900	32,839
Hang Zhou Great Star Industrial Co. Ltd., Class A *	4,400	12,013
Hangcha Group Co. Ltd. Class A	8,000	19,345
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	29,087
Hangzhou Robam Appliances Co. Ltd. Class A	2,900	11,580
Health & Happiness H&H International Holdings Ltd.	18,500	39,486
Heilongjiang Agriculture Co. Ltd., Class A	8,000	15,835
Hengan International Group Co. Ltd.	55,500	294,727
Hengdeli Holdings Ltd. *	184,000	5,870
Hengli Petrochemical Co. Ltd., Class A	35,500	79,306
Hengtong Optic-electric Co. Ltd., Class A	9,680	20,971
Hengyi Petrochemical Co. Ltd., Class A	25,000	25,282
Hesteel Co. Ltd., Class A	65,500	21,294
Hi Sun Technology China Ltd. *@	138,000	15,028
Hisense Home Appliances Group Co. Ltd., Class H	34,000	37,505
Holitech Technology Co. Ltd., Class A *	35,900	13,169
Hongda Xingye Co. Ltd., Class A *	21,200	9,881
Hope Education Group Co. Ltd. ±@	120,000	10,762
Hopson Development Holdings Ltd. @	77,198	75,957
Hua Hong Semiconductor Ltd. *±@	43,000	150,119
Huafon Chemical Co. Ltd., Class A	27,754	27,148
Huafon Microfibre Shanghai Technology Co. Ltd., Class T *	25,700	14,270
Huagong Tech Co. Ltd., Class A	6,200	14,636
Huaibei Mining Holdings Co. Ltd. Class A	10,400	19,149
Huapont Life Sciences Co. Ltd., Class A	27,600	20,248
Huatai Securities Co. Ltd., Class H ±	58,600	67,043
Huaxi Securities Co. Ltd., Class A	12,600	13,648
Huaxia Bank Co. Ltd., Class A	43,300	32,327
Huaxin Cement Co. Ltd., Class A	7,000	14,923
Huayu Automotive Systems Co. Ltd., Class A	17,500	43,626
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	8,000
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	17,229
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	39,213

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Humanwell Healthcare Group Co. Ltd., Class A	9,700	$33,335
Hunan Valin Steel Co. Ltd., Class A	47,300	31,979
Hytera Communications Corp. Ltd., Class A *	23,400	17,201
Industrial & Commercial Bank of China Ltd., H Shares	4,364,000	2,247,568
Industrial Bank Co. Ltd. Class A	122,900	310,976
Industrial Securities Co. Ltd., Class A	52,910	43,688
Infore Environment Technology Group Co. Ltd., Class A	12,400	8,098
Ingdan, Inc. *±@	40,000	9,122
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	169,960	46,941
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	21,301
Inner Mongolia ERDOS Resources Co. Ltd. Class A	8,400	18,355
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	31,740
Inner Mongolia Yitai Coal Co. Ltd. Class H	9,800	12,631
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	39,134
Inspur Electronic Information Industry Co. Ltd., Class A	5,700	17,645
Intco Medical Technology Co. Ltd. Class A	5,700	17,243
JCET Group Co. Ltd., Class A	17,895	59,335
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	21,939
Jiangsu Eastern Shenghong Co. Ltd., Class A	10,600	19,883
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	12,716
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	19,817
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	6,700	23,661
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	19,076
Jiangsu Shagang Co. Ltd.	38,000	21,483
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,800	19,808
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	25,665
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	18,462
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	26,716
Jiangxi Copper Co. Ltd., H Shares	82,000	121,023
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	17,100	12,840
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	15,741
Jinchuan Group International Resources Co. Ltd. @	129,000	9,255
Jingrui Holdings Ltd. *§	43,000	1,219
Jinneng Science&Technology Co. Ltd., Class A	10,600	13,830
Jizhong Energy Resources Co. Ltd., Class A	21,200	19,396
JNBY Design Ltd.	16,500	19,723
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	30,370
Jointown Pharmaceutical Group Co. Ltd., Class A	10,700	20,071
Joyoung Co. Ltd. Class A	9,600	22,758
JOYY, Inc., ADR	2,053	64,854
Ju Teng International Holdings Ltd.	56,000	9,614
Juneyao Airlines Co. Ltd., Class A *	9,700	22,577
Kingboard Holdings Ltd.	71,500	227,633
Kingboard Laminates Holdings Ltd.	96,000	105,526
Kingfa Sci & Tech Co. Ltd. Class A	13,400	18,678
Kingsoft Corp. Ltd.	70,200	234,736
Kunlun Energy Co. Ltd.	354,000	252,616
Kunlun Tech Co. Ltd., Class A	5,800	12,023
KWG Living Group Holdings Ltd.	65,000	14,407
Lakala Payment Co. Ltd. Class A *	4,300	10,441
Lao Feng Xiang Co. Ltd., Class A	2,700	16,623
LB Group Co. Ltd., Class A	11,200	30,482
Lee & Man Chemical Co. Ltd.	16,000	13,324
Lee & Man Paper Manufacturing Ltd.	122,000	53,768
Lee’s Pharmaceutical Holdings Ltd.	34,500	7,205
Legend Holdings Corp., H Shares ±	38,400	41,079
Lenovo Group Ltd.	40,000	32,849
Lens Technology Co. Ltd., Class A	24,140	36,566
Leo Group Co. Ltd., Class A *	48,000	12,221
LexinFintech Holdings Ltd., ADR *	16,062	30,518
Leyard Optoelectronic Co. Ltd., Class A	20,300	16,528
Lianhe Chemical Technology Co. Ltd.	6,700	14,939
Liaoning Cheng Da Co. Ltd., Class A	5,800	10,504
Lingyi iTech Guangdong Co., Class A *	42,800	27,952
Livzon Pharmaceutical Group, Inc., H Shares	6,800	22,869
Longfor Group Holdings Ltd. ±@	154,500	480,991
Lonking Holdings Ltd.	158,000	27,732
Luenmei Quantum Co. Ltd., Class A	13,300	12,091
Luolai Lifestyle Technology Co. Ltd., Class A	5,300	8,554
Luoniushan Co. Ltd., Class A *	16,000	16,272
Luxi Chemical Group Co. Ltd., Class A	8,600	15,328
Luye Pharma Group Ltd. *±@	161,500	75,728
LVGEM China Real Estate Investment Co. Ltd. *@	72,000	11,899
Maanshan Iron & Steel Co. Ltd., H Shares @	78,000	18,187
Maccura Biotechnology Co. Ltd. Class A	3,800	9,457
Mango Excellent Media Co. Ltd. Class A	11,000	47,502
Maoyan Entertainment *±@	21,200	24,472
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A *	29,300	25,837
Metallurgical Corp. of China Ltd., H Shares	225,000	49,869
Midea Real Estate Holding Ltd. ±@	14,000	21,595
Ming Yang Smart Energy Group Ltd., Class A	6,800	24,709
Mingfa Group International Co. Ltd. *	91,000	4,663
Minth Group Ltd.	60,000	162,579
MLS Co. Ltd., Class A	20,000	23,332
MMG Ltd. *	236,000	60,471
Nanjing Iron & Steel Co. Ltd., Class A	36,600	16,584
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	9,062
NavInfo Co. Ltd., Class A	10,200	16,169
NetDragon Websoft Holdings Ltd.	25,500	54,754
New China Life Insurance Co. Ltd., H Shares	57,900	141,682
Newland Digital Technology Co. Ltd., Class A	10,000	18,715
Nexteer Automotive Group Ltd. @	69,000	45,172

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Nine Dragons Paper Holdings Ltd. *	173,000	$157,808
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	17,896
Ningbo Joyson Electronic Corp., Class A *	5,200	10,510
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	17,097
Noah Holdings Ltd., ADR *	1,172	18,166
Northeast Securities Co. Ltd., Class A	8,500	7,948
Offshore Oil Engineering Co. Ltd. Class A	27,400	23,885
ORG Technology Co. Ltd., Class A	26,800	19,469
Orient Securities Co. Ltd., Class H ±@	52,400	25,108
Oriental Energy Co. Ltd. Class A	11,300	12,403
Oriental Pearl Group Co. Ltd., Class A	10,700	10,236
Ourpalm Co. Ltd., Class A *	27,500	12,698
PAX Global Technology Ltd.	75,000	64,859
PCI Technology Group Co. Ltd., Class A	15,600	11,849
People’s Insurance Co. Group of China Ltd. (The), H Shares	305,000	101,205
Perfect World Co. Ltd., Class A	6,700	12,259
PetroChina Co. Ltd., H Shares	2,014,000	921,149
PICC Property & Casualty Co. Ltd., H Shares	494,000	468,972
Ping An Bank Co. Ltd., Class A	108,500	205,397
Ping An Insurance Group Co. of China Ltd., Class H	364,500	2,411,959
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	24,725
Poly Property Group Co. Ltd.	200,431	44,937
Postal Savings Bank of China Co. Ltd., Class H ±@	571,000	354,797
Pou Sheng International Holdings Ltd.	252,000	24,214
Power Construction Corp. of China Ltd. Class A	56,900	57,950
Q Technology Group Co. Ltd. *@	31,000	16,720
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	21,526
Qingling Motors Co. Ltd., Class H	84,000	10,762
Radiance Holdings Group Co. Ltd. @	37,000	17,966
Red Star Macalline Group Corp. Ltd., H Shares ±@	35,700	11,434
Redco Properties Group Ltd. *±@	80,000	16,501
Renhe Pharmacy Co. Ltd., Class A	19,700	17,541
Rongsheng Petrochemical Co. Ltd. Class A	61,100	108,107
SAIC Motor Corp. Ltd., Class A	29,700	61,564
Sailun Group Co. Ltd., Class A	13,900	20,035
Sansteel Minguang Co. Ltd., Class A	13,700	9,262
Sansure Biotech, Inc. Class A	3,333	10,524
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	85,281
Sany Heavy Industry Co. Ltd. Class A	28,800	65,457
Satellite Chemical Co. Ltd., Class A	17,026	37,962
Sealand Securities Co. Ltd., Class A	24,800	11,880
Seazen Group Ltd. *	188,571	69,819
Seazen Holdings Co. Ltd., Class A *	13,800	40,695
SF Holding Co. Ltd. Class A	14,100	117,153
Shaanxi Coal Industry Co. Ltd., Class A	50,037	133,735
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	20,800	42,637
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	27,805
Shandong Chenming Paper Holdings Ltd., H Shares *@	35,250	11,155
Shandong Hi-Speed Road & Bridge Co. Ltd.	20,600	20,358
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	8,991
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,310	53,933
Shandong Humon Smelting Co. Ltd., Class A	10,800	16,375
Shandong Linglong Tyre Co. Ltd., Class A	7,700	22,685
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	17,828
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	27,840
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	130,000	213,517
Shanghai AJ Group Co. Ltd., Class A	16,900	13,419
Shanghai Construction Group Co. Ltd. Class A	55,900	20,907
Shanghai Electric Group Co. Ltd., H Shares *	166,000	37,430
Shanghai Environment Group Co. Ltd., Class A	11,600	14,901
Shanghai Industrial Holdings Ltd.	45,000	55,634
Shanghai Industrial Urban Development Group Ltd.	274,000	23,168
Shanghai International Port Group Co. Ltd., Class A	48,600	37,332
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	10,912
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	15,021
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	18,915
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	11,459
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	63,600	105,763
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	124,515
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	33,927
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,000	11,993
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	19,407
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	19,705
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	12,724
Shanxi Coking Coal Energy Group Co. Ltd., Class A	37,900	63,515
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	22,000	53,325
Shanxi Meijin Energy Co. Ltd., Class A	31,400	40,742
Shanxi Securities Co. Ltd., Class A	24,700	18,831
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	21,315
Shanying International Holding Co. Ltd., Class A	37,500	13,378
Shengyi Technology Co. Ltd. Class A	18,346	38,029

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shenwan Hongyuan Group Co. Ltd., H Shares ±	43,200	$8,025
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	12,791
Shenzhen Airport Co. Ltd., Class A	16,200	18,317
Shenzhen Aisidi Co. Ltd., Class A	14,200	19,364
Shenzhen Huaqiang Industry Co. Ltd. Class A	5,900	10,363
Shenzhen International Holdings Ltd.	107,733	105,725
Shenzhen Investment Ltd.	323,060	55,461
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	11,026
Shenzhen Kaifa Technology Co. Ltd. Class A	5,900	9,073
Shenzhen Kinwong Electronic Co. Ltd., Class A	2,300	6,696
Shenzhen MTC Co. Ltd., Class A *	42,300	21,236
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	13,468
Shenzhen Overseas Chinese Town Co. Ltd., Class A	43,200	33,122
Shenzhen Sunway Communication Co. Ltd. Class A	4,700	11,162
Shenzhen Tagen Group Co. Ltd., Class A	25,000	19,635
Shenzhen World Union Group, Inc., Class A *	33,300	15,760
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	28,200	20,567
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	4,900	23,310
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	18,814
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	26,700	21,585
Shimao Group Holdings Ltd. *§	131,000	13,909
Shoucheng Holdings Ltd.	208,400	50,729
Shougang Fushan Resources Group Ltd.	219,790	70,115
Shui On Land Ltd.	280,000	35,514
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	36,865
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	47,848
Sichuan Road & Bridge Group Co. Ltd., Class A	20,600	32,952
Sieyuan Electric Co. Ltd., Class A	4,300	23,641
Sihuan Pharmaceutical Holdings Group Ltd.	328,000	39,921
Sino-Ocean Group Holding Ltd. @	293,712	41,016
Sinofert Holdings Ltd. *	244,000	29,697
Sinolink Securities Co. Ltd., Class A	11,700	14,642
Sinoma International Engineering Co., Class A	14,600	17,894
Sinoma Science & Technology Co. Ltd., Class A	11,000	33,910
Sinopec Engineering Group Co. Ltd., H Shares	111,000	48,777
Sinopec Kantons Holdings Ltd.	90,000	34,015
Sinopec Shanghai Petrochemical Co. Ltd., Class H	248,000	41,940
Sinopharm Group Co. Ltd., H Shares	140,400	356,871
Sinotrans Ltd., H Shares	145,000	47,185
Sinotruk Hong Kong Ltd.	67,000	93,391
Skyworth Group Ltd.	156,114	67,002
SOHO China Ltd. *	153,500	26,942
SooChow Securities Co. Ltd., Class A	20,280	19,050
SSY Group Ltd.	124,000	68,470
STO Express Co. Ltd. *	15,900	23,627
Sun Art Retail Group Ltd.	172,500	56,576
Suning Universal Co. Ltd., Class A	32,100	15,238
Sunward Intelligent Equipment Co. Ltd., Class A *	10,800	9,151
Suzhou Anjie Technology Co. Ltd.	10,500	18,654
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	38,420
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A *	15,000	10,465
Tangshan Jidong Cement Co. Ltd., Class A	10,000	11,839
TangShan Port Group Co. Ltd., Class A	55,900	22,033
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	11,030
TBEA Co. Ltd., Class A	21,000	60,659
TCL Electronics Holdings Ltd.	99,667	39,967
TCL Technology Group Corp., Class A	71,400	38,208
Tencent Music Entertainment Group, ADR *	33,714	279,152
Tian Di Science & Technology Co. Ltd., Class A	40,500	30,295
Tiande Chemical Holdings Ltd.	36,000	10,101
Tiangong International Co. Ltd.	100,000	36,897
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	25,084
Tianneng Power International Ltd. @	74,000	78,120
Tianshan Aluminum Group Co. Ltd. Class A	18,200	20,211
Tianshui Huatian Technology Co. Ltd., Class A	10,300	12,283
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	19,153
Tomson Group Ltd.	24,000	4,735
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	29,678
Tongda Group Holdings Ltd. *	330,000	5,454
TongFu Microelectronics Co. Ltd., Class A *	10,100	23,943
Tongkun Group Co. Ltd., Class A	11,100	23,073
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	21,992
Tongyu Heavy Industry Co. Ltd., Class A	40,800	14,086
Topsec Technologies Group, Inc., Class A	7,000	10,059
Transfar Zhilian Co. Ltd., Class A	27,553	21,165
Trip.com Group Ltd., ADR *	28,782	990,101
Truly International Holdings Ltd.	120,000	18,756
Tus Environmental Science And Technology Development Co. Ltd., Class A *	23,000	11,679
Uni-President China Holdings Ltd.	92,000	92,054
Unisplendour Corp. Ltd., Class A	13,940	39,123
United Energy Group Ltd.	692,000	68,265
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	23,347
Untrade Hua Han Health @§*	504,000	—
Untrade Huiyuan Juice §	84,500	—
Victory Giant Technology Huizhou Co. Ltd. Class A	9,400	17,497
Vinda International Holdings Ltd.	26,000	76,613
Vipshop Holdings Ltd., ADR *	32,940	449,302
Viva Biotech Holdings *±@	27,000	6,053
Wangsu Science & Technology Co. Ltd., Class A	20,900	16,776
Wanxiang Qianchao Co. Ltd., Class A	42,900	30,053
Wasion Holdings Ltd.	48,000	15,989

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Wasu Media Holding Co. Ltd.	20,700	$22,303
Weibo Corp., ADR *	3,388	64,779
Weichai Power Co. Ltd., H Shares	151,000	202,740
Weifu High-Technology Group Co. Ltd., Class A	5,600	14,283
Wellhope Foods Co. Ltd., Class A *	7,700	13,114
West China Cement Ltd.	198,000	23,338
Western Securities Co. Ltd. Class A	22,600	19,799
Wharf Holdings Ltd. (The)	70,000	205,818
Wingtech Technology Co. Ltd., Class A	3,900	29,498
Wolong Electric Group Co. Ltd., Class A	11,600	20,791
Wuchan Zhongda Group Co. Ltd., Class A	29,100	20,135
Wuhu Token Science Co. Ltd., Class A	16,000	13,741
Wushang Group Co. Ltd. Class A	12,600	20,300
Wuxi Taiji Industry Co. Ltd., Class A	14,900	11,060
XCMG Construction Machinery Co. Ltd., Class A	47,400	34,570
Xiamen C & D, Inc., Class A	17,600	34,558
Xiamen Comfort Science & Technology Group Co. Ltd., Class A	8,700	11,676
Xiamen Intretech, Inc. Class A	7,479	17,773
Xiamen ITG Group Corp. Ltd., Class A	17,300	17,769
Xiamen Tungsten Co. Ltd., Class A	7,300	20,529
Xiamen Xiangyu Co. Ltd., Class A	22,200	32,797
Xiaomi Corp., Class B *±	647,800	907,947
Xinfengming Group Co. Ltd., Class A	4,000	6,260
Xingda International Holdings Ltd.	95,633	19,236
Xinhu Zhongbao Co. Ltd., Class A *	44,900	16,405
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	24,306
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	47,800	42,561
Xinjiang Tianshan Cement Co. Ltd., Class A	4,500	5,515
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	15,560
Xinte Energy Co. Ltd., Class H	22,800	42,180
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	9,503
Xinyangfeng Agricultural Technology Co. Ltd., Class A	6,900	11,424
Xinyi Energy Holdings Ltd.	72,000	23,891
Xinyu Iron & Steel Co. Ltd., Class A	27,300	16,062
Xuji Electric Co. Ltd., Class A	9,300	26,716
YaGuang Technology Group Co. Ltd., Class A *	8,000	6,801
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	16,095
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	29,308
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares *±	25,600	21,318
Yifan Pharmaceutical Co. Ltd., Class A *	7,200	12,688
Yintai Gold Co. Ltd., Class A	19,400	30,809
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	12,692
Youngor Group Co. Ltd., Class A	11,500	10,472
Youzu Interactive Co. Ltd., Class A *	8,100	10,790
YTO Express Group Co. Ltd. Class A	21,200	61,267
Yunda Holding Co. Ltd., Class A	16,500	34,131
Yunnan Aluminium Co. Ltd., Class A	18,200	29,113
Yunnan Baiyao Group Co. Ltd., Class A	5,460	42,695
Yunnan Copper Co. Ltd., Class A	8,100	13,691
Yunnan Tin Co. Ltd., Class A	14,600	29,613
Zhefu Holding Group Co. Ltd., Class A	16,400	9,224
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	21,528
Zhejiang China Commodities City Group Co. Ltd. Class A	30,700	23,141
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	52,199
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	21,030
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	32,051
Zhejiang Hailiang Co. Ltd., Class A	19,700	32,022
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	12,806
Zhejiang Huace Film & Television Co. Ltd.	30,500	23,385
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	9,000	10,836
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	4,400	10,532
Zhejiang Juhua Co. Ltd., Class A	7,900	17,626
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	27,485
Zhejiang Medicine Co. Ltd., Class A	10,400	17,489
Zhejiang NHU Co. Ltd., Class A	12,240	33,013
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	8,946
Zhejiang Runtu Co. Ltd. Class A	19,400	20,232
Zhejiang Semir Garment Co. Ltd., Class A	21,700	16,357
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A *	24,800	21,226
Zhejiang Wanliyang Co. Ltd., Class A *	11,400	13,201
Zhejiang Wanma Co. Ltd.	17,700	21,006
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	32,625
Zhejiang Yasha Decoration Co. Ltd., Class A	16,000	10,127
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	21,400	18,808
Zhongji Innolight Co. Ltd., Class A	3,700	14,387
Zhongjin Gold Corp. Ltd., Class A	32,000	37,700
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	16,351
Zhongtian Financial Group Co. Ltd., Class A *	38,300	8,319
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	15,118
Zhuzhou CRRC Times Electric Co. Ltd., Class H	13,500	67,020
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	17,204
Zibo Qixiang Tengda Chemical Co. Ltd., Class A *	22,120	22,401
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	85,800	40,562
ZTE Corp., H Shares	55,800	122,960
		54,956,017
Colombia — 0.1%
Bancolombia SA	2,584	22,653
Bancolombia SA, ADR	1,030	29,396
Cementos Argos SA	31,937	23,716
CEMEX Latam Holdings SA *<>	13,000	14,748

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Colombia (Continued)
Corp. Financiera Colombiana SA *	2,308	$7,141
Grupo Argos SA	29,921	58,571
Grupo de Inversiones Suramericana SA	1,288	11,158
		167,383
Czech Republic — 0.1%
Komercni Banka, A/S	5,768	167,178
Moneta Money Bank AS ±	17,580	59,121
		226,299
Greece — 0.4%
Alpha Services & Holdings SA *	127,150	136,108
Autohellas Tourist and Trading SA *	1,184	13,130
Bank of Greece	859	15,402
Eurobank Ergasias Services & Holdings SA Class A *	168,065	189,800
Fourlis Holdings SA	3,046	10,597
Helleniq Energy Holdings SA	5,260	42,736
LAMDA Development SA *	4,332	27,128
Motor Oil Hellas Corinth Refineries SA	2,176	50,825
Mytilineos SA	743	16,145
National Bank of Greece SA *	30,271	121,416
Piraeus Financial Holdings SA *	10,411	16,026
		639,313
Hong Kong — 0.2%
AAG Energy Holdings Ltd. ±	64,000	14,185
Alibaba Pictures Group Ltd. *	910,000	66,454
BOC Aviation Ltd. ±	7,200	60,097
Comba Telecom Systems Holdings Ltd.	88,000	15,107
Glory Sun Financial Group Ltd. @*	17,800	992
Jinmao Property Services Co. Ltd. *@	6,646	3,482
Orient Overseas International Ltd.	2,000	36,129
Untrade CTEG @§	98,000	—
Untrade.Lumena New Materials §	5,599	—
Vnet Group, Inc., ADR *	9,629	54,596
Yuexiu Property Co. Ltd.	135,006	163,451
		414,493
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	310,728
Opus Global Nyrt *	14,974	4,737
OTP Bank Nyrt	1,858	50,361
		365,826
India — 18.3%
ACC Ltd.	6,555	193,675
Adani Enterprises Ltd.	1,614	75,111
Adani Transmission Ltd. *	664	20,627
Aditya Birla Capital Ltd. *	44,000	79,671
Advanced Enzyme Technologies Ltd.	3,035	10,301
Alembic Pharmaceuticals Ltd.	5,197	35,995
Allcargo Logistics Ltd.	4,985	24,344
Amara Raja Batteries Ltd.	8,020	55,354
Ambuja Cements Ltd.	46,643	295,430
Apar Industries Ltd.	1,462	31,739
Apollo Tyres Ltd.	31,532	123,872
Arvind Ltd. *	13,452	14,569
Aster DM Healthcare Ltd. *±	9,764	27,228
Aurobindo Pharma Ltd.	25,561	135,328
Axis Bank Ltd.	133,355	1,506,994
Axis Bank Ltd., GDR	12,180	691,824
Bajaj Consumer Care Ltd.	10,520	21,217
Bajaj Holdings & Investment Ltd.	2,792	192,924
Balrampur Chini Mills Ltd.	14,783	71,261
Bandhan Bank Ltd. *±	42,966	121,658
Bank of Baroda	84,475	189,566
Bank of India	26,524	28,326
Bharat Electronics Ltd.	265,086	320,744
Bharat Heavy Electricals Ltd.	96,730	92,427
Birla Corp. Ltd.	3,237	38,341
Birlasoft Ltd.	1,959	7,056
Bombay Burmah Trading Co.	684	7,513
Camlin Fine Sciences Ltd. *	4,352	8,448
Can Fin Homes Ltd.	2,104	13,606
Canara Bank	32,882	132,375
Ceat Ltd.	3,536	70,436
Central Bank of India Ltd. *	45,284	17,625
Century Textiles & Industries Ltd.	3,788	32,784
Chambal Fertilizers and Chemicals Ltd.	14,403	54,031
Cholamandalam Financial Holdings Ltd.	8,070	54,041
Cipla Ltd.	32,099	417,873
City Union Bank Ltd.	30,829	66,778
Cochin Shipyard Ltd. ±	3,997	25,655
Container Corp. Of India Ltd.	7,508	67,248
Cosmo First Ltd.	1,243	11,479
CSB Bank Ltd. *	3,753	10,756
Cyient Ltd.	6,750	66,227
Dalmia Bharat Ltd.	5,315	119,412
DCB Bank Ltd.	19,962	30,620
DCM Shriram Ltd.	2,904	31,592
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	39,254
Dhampur Bio Organics Ltd. *	2,664	6,542
Dhampur Sugar Mills Ltd.	2,664	7,959
Dilip Buildcon Ltd. ±	2,860	7,533
DLF Ltd.	37,826	171,230
eClerx Services Ltd.	1,522	23,547
Edelweiss Financial Services Ltd.	37,825	29,261
EID Parry India Ltd.	7,288	50,143
Electrosteel Castings Ltd.	23,821	11,042
Engineers India Ltd.	18,093	17,277
EPL Ltd.	5,342	10,977
Equitas Small Finance Bank Ltd. *±	16,074	11,308
Exide Industries Ltd.	26,178	57,194
FDC Ltd. *	3,013	9,797
Federal Bank Ltd.	161,831	272,881
Finolex Cables Ltd.	3,726	24,771
Finolex Industries Ltd.	15,431	34,703
Firstsource Solutions Ltd.	20,730	25,684
Fortis Healthcare Ltd. *	26,126	90,634
GAIL India Ltd.	260,433	302,679
Gateway Distriparks Ltd.	25,136	20,615
General Insurance Corp. of India ±	7,543	16,280
GHCL Ltd.	5,527	34,082
Glenmark Pharmaceuticals Ltd.	12,966	66,578
Godawari Power and Ispat Ltd.	2,480	11,181
Godfrey Phillips India Ltd.	794	18,966
Godrej Industries Ltd. *	1,769	9,173
Granules India Ltd.	16,905	65,133
Grasim Industries Ltd.	18,744	390,151
Great Eastern Shipping Co. Ltd. (The)	8,516	68,783
Gujarat Alkalies & Chemicals Ltd.	2,551	23,648
Gujarat Ambuja Exports Ltd.	4,383	13,555
Gujarat Fluorochemicals Ltd.	3,596	134,962
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,633	58,124
Gujarat Pipavav Port Ltd.	19,498	23,863
Gujarat State Fertilizers & Chemicals Ltd.	11,602	19,549
Gujarat State Petronet Ltd.	23,082	73,643
HDFC Bank Ltd.	6,979	137,505

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Hero MotoCorp Ltd.	9,748	$322,263
HIL Ltd.	469	14,768
Himadri Speciality Chemical Ltd.	10,592	12,950
Hindalco Industries Ltd.	162,157	928,586
Hinduja Global Solutions Ltd.	1,226	19,765
Hindustan Aeronautics Ltd.	2,011	61,621
Housing Development Finance Corp. Ltd.	67,577	2,158,086
ICICI Bank Ltd.	5,036	54,356
ICICI Bank Ltd., ADR	89,109	1,950,596
IDFC First Bank Ltd. *	140,953	100,267
IDFC Ltd.	76,058	74,927
IIFL Finance Ltd.	5,565	32,490
IIFL Securities Ltd.	25,376	19,784
India Cements Ltd. (The)	18,543	48,918
India Glycols Ltd.	934	8,581
Indiabulls Housing Finance Ltd. *	31,451	58,811
Indian Bank	12,211	42,140
Indian Overseas Bank *	76,991	29,873
Indian Railway Finance Corp. Ltd. ±	47,733	18,780
Indus Towers Ltd.	55,203	127,381
IndusInd Bank Ltd.	28,574	421,081
Infibeam Avenues Ltd.	77,058	15,508
Info Edge India Ltd.	2,802	132,527
IRCON International Ltd. ±	18,858	13,608
Jindal Poly Films Ltd.	769	7,390
Jindal Saw Ltd.	14,261	17,884
Jindal Stainless Hisar Ltd. *	10,916	57,898
Jindal Stainless Ltd. *	17,881	51,873
Jindal Steel & Power Ltd.	46,366	326,994
JK Lakshmi Cement Ltd.	4,751	47,091
JK Paper Ltd.	10,798	53,644
JK Tyre & Industries Ltd.	10,161	22,654
JM Financial Ltd.	40,467	35,096
JSW Energy Ltd.	43,852	153,082
JSW Steel Ltd.	80,442	749,288
Jubilant Pharmova Ltd.	9,690	43,923
Kalpataru Power Transmission Ltd.	5,415	36,333
Karnataka Bank Ltd. (The)	41,191	75,879
Karur Vysya Bank Ltd. (The)	36,209	49,545
Kaveri Seed Co. Ltd.	2,043	12,781
KEC International Ltd.	9,194	54,838
KNR Constructions Ltd.	3,786	11,715
KPR Mill Ltd.	1,882	11,802
KRBL Ltd.	6,141	29,024
L&T Finance Holdings Ltd.	78,972	83,334
Larsen & Toubro Ltd.	18,683	471,117
Larsen & Toubro Ltd., GDR	33,937	858,606
LG Balakrishnan & Bros Ltd.	1,438	11,959
LIC Housing Finance Ltd.	24,147	120,954
LT Foods Ltd.	16,533	23,122
Lupin Ltd.	15,489	137,038
Maharashtra Seamless Ltd.	3,116	12,166
Mahindra & Mahindra Financial Services Ltd.	54,856	155,391
Mahindra & Mahindra Ltd.	65,830	995,447
Mahindra & Mahindra Ltd., GDR	4,830	72,692
Mahindra CIE Automotive Ltd.	6,907	28,925
Manappuram Finance Ltd.	34,315	48,239
Meghmani Organics Ltd.	7,232	9,703
MOIL Ltd.	5,661	11,044
Motilal Oswal Financial Services Ltd.	1,768	14,682
MRF Ltd.	156	166,840
Muthoot Finance Ltd.	6,474	83,106
Natco Pharma Ltd.	1,319	8,929
National Aluminium Co. Ltd.	68,435	66,714
Nava Ltd.	6,116	18,260
NCC Ltd.	30,074	30,427
NESCO Ltd.	965	7,127
NIIT Ltd.	2,427	9,182
Nilkamal Ltd.	322	7,384
NMDC Ltd.	47,585	70,920
Nmdc Steel Ltd. <>	47,585	22,145
NOCIL Ltd.	7,374	20,857
Oberoi Realty Ltd.	9,011	94,216
Orient Cement Ltd.	6,133	9,148
PCBL Ltd.	11,386	17,802
Petronet LNG Ltd.	67,706	176,365
Piramal Enterprises Ltd.	6,545	65,664
Piramal Pharma Ltd. *	26,180	36,218
PNB Housing Finance Ltd. *±	4,224	27,007
PNC Infratech Ltd.	4,201	14,518
Polyplex Corp. Ltd.	1,545	29,824
Power Finance Corp. Ltd.	97,509	166,955
Prestige Estates Projects Ltd.	14,610	82,030
PTC India Ltd.	17,788	17,491
Punjab National Bank	115,447	78,844
Quess Corp. Ltd. ±	2,433	12,128
Rain Industries Ltd.	17,328	35,858
Rajesh Exports Ltd.	7,411	65,761
Rallis India Ltd.	3,389	9,952
Ramco Cements Ltd. (The)	8,242	69,738
Rashtriya Chemicals & Fertilizers Ltd.	16,695	26,971
Raymond Ltd.	3,276	58,172
RBL Bank Ltd. *±	23,414	51,099
REC Ltd.	124,810	175,983
Redington Ltd.	57,900	126,326
Reliance Industries Ltd.	206,554	6,359,157
Reliance Power Ltd. *	223,846	38,827
RITES Ltd.	2,755	11,239
Shilpa Medicare Ltd.	2,237	7,535
Shipping Corp. of India Ltd.	14,166	23,330
Shriram Finance Ltd.	20,316	339,132
Sobha Ltd.	6,105	42,358
South Indian Bank Ltd. (The) *	66,795	15,098
Star Cement Ltd. *	7,280	9,904
State Bank of India	69,305	514,573
State Bank of India, GDR	8,728	647,618
Steel Authority of India Ltd.	89,762	89,838
Strides Pharma Science Ltd. *	5,470	23,161
Sun Pharmaceutical Industries Ltd.	38,050	459,930
Sun TV Network Ltd.	5,489	32,378
Sundaram Finance Ltd.	1,330	37,040
Sundaram-Clayton Ltd.	221	13,383
Sunteck Realty Ltd.	5,951	23,637
Surya Roshni Ltd.	773	4,606
Tata Chemicals Ltd.	12,988	147,565
Tata Coffee Ltd.	1,997	5,262
Tata Consumer Products Ltd.	23,685	221,018
Tata Motors Ltd. *	101,744	477,175
Tata Steel Ltd.	430,140	586,744

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Tata Steel Ltd., GDR	6,923	$93,807
Techno Electric & Engineering Co. Ltd.	2,836	11,415
Thirumalai Chemicals Ltd.	4,154	10,145
Tube Investments of India Ltd.	2,032	67,667
TV18 Broadcast Ltd. *	55,772	25,078
Uflex Ltd.	3,166	21,469
Union Bank of India Ltd.	36,541	35,689
UPL Ltd.	40,601	351,977
Usha Martin Ltd.	14,837	30,847
UTI Asset Management Co. Ltd.	947	9,844
VA Tech Wabag Ltd. *	2,558	10,080
Vardhman Textiles Ltd.	8,165	32,471
Varroc Engineering Ltd. *±	3,632	12,988
Vedanta Ltd.	58,464	218,012
Venky’s India Ltd.	673	15,481
Voltamp Transformers Ltd.	408	13,681
Welspun Corp. Ltd.	11,246	32,040
Welspun India Ltd.	31,063	29,099
West Coast Paper Mills Ltd.	3,247	20,566
Wipro Ltd.	42,908	203,700
Wipro Ltd., ADR	35,061	163,384
Wockhardt Ltd. *	5,344	14,431
Yes Bank Ltd. *	193,770	48,484
Zee Entertainment Enterprises Ltd.	70,032	203,544
Zensar Technologies Ltd.	5,610	14,478
Zydus Lifesciences Ltd.	13,699	69,547
Zydus Wellness Ltd.	1,266	22,954
		33,478,455
Indonesia — 2.1%
Ace Hardware Indonesia Tbk PT	312,100	9,944
Adaro Energy Indonesia Tbk PT	1,752,200	433,337
Aneka Tambang Tbk	600,600	76,582
Astra Agro Lestari Tbk PT	61,744	31,829
Astra International Tbk PT	1,370,000	501,622
Astra Otoparts Tbk PT	19,600	1,838
Bank Mandiri Persero Tbk PT	678,500	432,575
Bank Maybank Indonesia Tbk PT	568,800	8,331
Bank Negara Indonesia Persero Tbk PT	458,466	271,678
Bank OCBC Nisp Tbk PT	223,000	10,672
Bank Pan Indonesia Tbk PT	529,200	52,351
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	14,973
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	18,380
Bank Tabungan Negara Persero Tbk PT	405,590	35,172
BISI International Tbk PT	94,000	9,661
Buana Lintas Lautan Tbk PT *	1,041,300	11,906
Bukit Asam Tbk PT	339,600	80,496
Bumi Serpong Damai Tbk PT *	435,700	25,749
Ciputra Development Tbk PT	924,577	55,828
Delta Dunia Makmur Tbk PT	589,400	11,510
Erajaya Swasembada Tbk PT	1,042,500	26,251
Global Mediacom Tbk PT *	1,093,100	19,520
Gudang Garam Tbk PT	38,200	44,169
Hanson International Tbk PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk PT	294,700	165,168
Indika Energy Tbk PT	180,500	31,653
Indo Tambangraya Megah Tbk PT	52,800	132,360
Indocement Tunggal Prakarsa Tbk PT	78,800	50,112
Indofood Sukses Makmur Tbk PT	407,500	176,036
Japfa Comfeed Indonesia Tbk PT	567,600	47,216
Medco Energi Internasional Tbk PT	1,095,352	71,417
Media Nusantara Citra Tbk PT *	629,000	29,899
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	60,322
Panin Financial Tbk PT	1,207,600	27,771
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	19,332
PP Persero Tbk PT *	442,900	20,342
Ramayana Lestari Sentosa Tbk PT	70,400	2,578
Samudera Indonesia Tbk PT	134,100	16,625
Sawit Sumbermas Sarana Tbk PT	240,200	22,681
Semen Indonesia Persero Tbk PT	278,124	117,467
Sri Rejeki Isman Tbk PT *§	996,900	—
Summarecon Agung Tbk PT	932,100	36,224
Surya Semesta Internusa Tbk PT *	393,100	6,919
Timah Tbk PT	281,100	21,127
Triputra Agro Persada PT	418,500	17,071
Tunas Baru Lampung Tbk PT	317,700	14,184
United Tractors Tbk PT	182,800	306,183
Vale Indonesia Tbk PT *	184,400	84,101
Waskita Karya Persero Tbk PT *	861,673	19,926
Wijaya Karya Persero Tbk PT *	459,200	23,598
XL Axiata Tbk PT	522,966	71,890
		3,776,576
Korea — 12.3%
AMOREPACIFIC Group	612	16,891
Asia Paper Manufacturing Co. Ltd.	567	17,667
Binggrae Co. Ltd.	417	12,944
BNK Financial Group, Inc.	20,319	104,447
CJ CheilJedang Corp.	860	258,782
CJ Corp.	1,381	91,848
CJ ENM Co. Ltd.	531	43,967
CJ Logistics Corp. *	649	48,091
Com2uSCorp	128	6,033
Cuckoo Homesys Co. Ltd.	408	9,486
Dae Han Flour Mills Co. Ltd.	157	16,451
Daesang Corp.	2,426	42,016
Daewoo Engineering & Construction Co. Ltd. *	18,960	62,675
Daihan Pharmaceutical Co. Ltd.	296	7,163
Daishin Securities Co. Ltd.	3,671	37,450
Daou Technology, Inc.	2,149	32,630
DB Insurance Co. Ltd.	3,046	157,298
DGB Financial Group, Inc.	20,001	110,563
DI Dong Il Corp.	1,505	17,912
DL E&C Co. Ltd.	3,846	102,651
DL Holdings Co. Ltd.	1,534	71,817
DN Automotive Corp.	17	862
Dong-A Socio Holdings Co., Ltd.	150	12,040
Dong-A ST Co. Ltd.	237	11,396
Dongkuk Steel Mill Co. Ltd.	6,894	60,789
Dongwha Pharm Co. Ltd.	736	5,390
Dongwon F&B Co. Ltd.	128	15,892
Dongwon Industries Co. Ltd.	715	27,905
Doosan Bobcat, Inc.	4,635	126,826
Doosan Co. Ltd.	633	41,599
DoubleUGames Co. Ltd.	504	18,833
E-MART, Inc. *	1,350	104,626
Easy Holdings Co. Ltd. *	5,023	11,162
Eugene Corp.	5,295	15,054
Eugene Investment & Securities Co. Ltd.	8,694	16,089
Fila Holdings Corp.	2,627	69,077
Green Cross Holdings Corp.	1,234	16,590
GS Engineering & Construction Corp.	4,411	73,778
GS Holdings Corp. *	4,562	158,019
GS Retail Co. Ltd.	2,919	64,982

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Hana Financial Group, Inc.	22,264	$740,373
Handok, Inc.	492	6,517
Handsome Co. Ltd.	1,312	28,066
Hanil Holdings Co. Ltd.	1,021	8,720
Hanjin Transportation Co. Ltd.	1,142	19,011
Hankook Tire & Technology Co. Ltd.	5,220	128,591
Hansol Paper Co. Ltd.	2,232	23,388
Hansol Technics Co. Ltd. *	1,664	6,711
Hanwha Corp.	3,458	70,145
Hanwha Investment & Securities Co. Ltd.	13,449	24,994
Hanwha Life Insurance Co. Ltd. *	20,246	44,351
Hanwha Solutions Corp. *	4,541	154,419
HD Hyundai Co. Ltd.	3,175	143,371
HDC Holdings Co. Ltd.	2,781	12,074
HDC Hyundai Development Co.-Engineering & Construction	2,554	20,198
HL Holdings Corp.	1,090	26,507
HL Mando Co. Ltd.	1,222	38,946
HMM Co. Ltd.	20,919	323,421
HS Industries Co. Ltd.	3,615	11,007
Hy-Lok Corp.	918	14,883
Hyosung Corp.	657	34,863
Hyosung Heavy Industries Corp. *	306	18,875
Hyosung TNC Corp.	190	52,590
Hyundai Construction Equipment Co. Ltd.	1,558	76,637
Hyundai Department Store Co. Ltd.	1,286	60,003
Hyundai Doosan Infracore Co. Ltd. *	10,482	66,316
Hyundai Engineering & Construction Co. Ltd.	4,831	133,335
Hyundai Futurenet Co. Ltd.	3,997	7,918
Hyundai Glovis Co. Ltd.	1,232	159,298
Hyundai Greenfood Co. Ltd.	5,396	28,719
Hyundai Home Shopping Network Corp.	716	30,520
Hyundai Livart Furniture Co. Ltd.	1,625	11,039
Hyundai Marine & Fire Insurance Co. Ltd.	5,420	126,231
Hyundai Mobis Co. Ltd.	3,743	593,493
Hyundai Motor Co.	7,395	883,072
Hyundai Motor Securities Co. Ltd.	1,658	11,919
Hyundai Steel Co.	5,647	136,653
Hyundai Wia Corp.	941	36,799
Industrial Bank of Korea *	20,136	156,374
Innocean Worldwide, Inc.	407	13,245
INTOPS Co. Ltd.	1,491	32,721
IS Dongseo Co. Ltd.	1,027	22,903
JB Financial Group Co. Ltd.	11,834	73,840
KB Financial Group, Inc., ADR @	28,731	1,110,740
KC Co. Ltd.	887	11,960
KC Tech Co. Ltd.	463	5,419
KCC Corp.	293	47,385
KCC Glass Corp.	444	12,974
Kia Corp.	20,750	973,092
KISWIRE Ltd.	1,165	17,966
KIWOOM Securities Co. Ltd.	1,398	92,868
Kolmar Korea Holdings Co. Ltd.	830	10,338
Kolon Industries, Inc.	1,930	62,807
Korea Asset In Trust Co. Ltd.	5,452	12,870
Korea Electric Terminal Co. Ltd.	682	27,938
Korea Investment Holdings Co. Ltd.	3,160	133,197
Korea Line Corp. *	16,631	28,606
Korea Petrochemical Ind Co. Ltd.	384	52,081
Korea Real Estate Investment & Trust Co. Ltd.	13,613	14,103
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	2,470	138,101
Korean Reinsurance Co.	10,794	58,131
KT Skylife Co. Ltd.	3,507	22,576
Kumho Petrochemical Co. Ltd.	1,118	111,402
Kumho Tire Co., Inc. *	7,034	15,464
Kwang Dong Pharmaceutical Co. Ltd.	5,019	23,656
Kyobo Securities Co. Ltd.	2,156	8,968
LF Corp.	1,623	20,408
LG Corp.	5,347	330,250
LG Display Co. Ltd.	12,166	119,784
LG Display Co. Ltd., ADR *@	28,889	143,289
LG Electronics, Inc.	10,656	728,940
LG HelloVision Co. Ltd.	4,225	14,701
LG Uplus Corp.	15,900	138,944
Lotte Chemical Corp.	1,056	149,068
Lotte Chilsung Beverage Co. Ltd.	208	28,951
Lotte Confectionery Co. Ltd.	167	16,178
Lotte Corp.	1,582	38,534
LOTTE Fine Chemical Co. Ltd.	1,517	68,022
LOTTE Himart Co. Ltd.	1,461	14,154
Lotte Shopping Co. Ltd.	641	46,130
LS Corp.	1,543	85,051
LS Electric Co. Ltd.	596	26,583
LX Holdings Corp. *	2,593	17,348
LX International Corp.	3,459	92,869
Maeil Dairies Co. Ltd.	341	14,239
Meritz Securities Co. Ltd.	26,261	129,592
Mirae Asset Securities Co. Ltd.	23,824	114,551
MK Electron Co. Ltd.	1,843	16,324
Namyang Dairy Products Co. Ltd.	41	15,855
Netmarble Corp. ±	1,028	49,103
Nexen Corp.	1,612	5,233
Nexen Tire Corp.	5,151	24,930
NH Investment & Securities Co. Ltd.	10,116	70,160
NHN Corp. *	2,376	46,787
NICE Holdings Co. Ltd.	708	7,223
Nong Shim Holdings Co. Ltd.	185	9,729
NongShim Co. Ltd.	255	71,993
OCI Co. Ltd. *	1,446	92,398
Orion Holdings Corp.	2,572	31,222
Ottogi Corp.	38	14,304
Pan Ocean Co. Ltd.	22,750	103,090
Partron Co. Ltd.	1,897	12,152
Poongsan Corp.	1,950	51,892
POSCO Holdings, Inc.	1,564	341,990
POSCO Holdings, Inc., ADR	17,853	972,453
Posco International Corp.	4,654	83,179
Sajo Industries Co. Ltd.	327	11,637
Samsung C&T Corp.	3,610	324,029
Samsung Card Co. Ltd.	2,083	48,677
Samsung Electronics Co. Ltd.	11,336	495,754
Samsung Electronics Co. Ltd., GDR	1,132	1,250,860
Samsung Fire & Marine Insurance Co. Ltd.	2,859	452,195
Samsung Life Insurance Co. Ltd.	4,141	232,512
Samsung Securities Co. Ltd.	4,339	107,917
Samyang Holdings Corp.	409	22,221
Sangsangin Co. Ltd.	4,957	24,030
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
SeAH Steel Holdings Corp.	235	$27,226
Sebang Co. Ltd.	1,306	30,778
Sebang Global Battery Co. Ltd.	697	23,344
Seohan Co. Ltd.	5,607	5,011
Seoul Semiconductor Co. Ltd.	1,842	14,713
SGC Energy Co. Ltd.	395	9,668
Shinhan Financial Group Co. Ltd.	23,813	662,885
Shinhan Financial Group Co. Ltd., ADR @	5,343	149,230
Shinsegae, Inc. *	629	109,435
Shinyoung Securities Co. Ltd.	511	23,075
SK Chemicals Co. Ltd.	256	14,819
SK Discovery Co. Ltd.	1,247	29,831
SK Gas Ltd.	364	33,248
SK Hynix, Inc.	42,579	2,525,445
SK Innovation Co. Ltd. *	4,016	489,098
SK Networks Co. Ltd.	12,838	39,291
SK Securities Co. Ltd.	36,346	17,763
SK, Inc.	2,700	403,559
SL Corp.	1,820	33,032
SNT Motiv Co. Ltd.	1,086	36,071
Songwon Industrial Co. Ltd.	1,925	26,184
Soulbrain Holdings Co. Ltd.	523	9,844
Spigen Korea Co. Ltd. *	361	9,450
Suheung Co. Ltd.	475	12,640
Sungwoo Hitech Co. Ltd.	3,959	14,637
Sunjin Co. Ltd.	941	6,921
Taekwang Industrial Co. Ltd.	36	21,238
Taeyoung Engineering & Construction Co. Ltd.	2,546	8,114
Theragen Etex Co. Ltd. *	2,386	8,340
Toptec Co. Ltd. *	1,934	9,987
TY Holdings Co. Ltd. *	2,455	20,288
Unid Co. Ltd.	511	32,895
Unidbtplus Co. Ltd	802	5,328
WiSoL Co. Ltd.	914	4,850
Wonik Holdings Co. Ltd. *	5,077	13,631
Woori Financial Group, Inc.	38,312	349,944
Young Poong Corp.	46	22,009
Youngone Corp.	2,083	77,340
Youngone Holdings Co. Ltd.	787	38,214
Yuanta Securities Korea Co. Ltd.	11,552	21,880
		22,444,080
Malaysia — 1.9%
Aeon Co. M Bhd	64,400	20,029
Alliance Bank Malaysia Bhd	118,600	98,811
AMMB Holdings Bhd	177,687	166,998
Bank Islam Malaysia Bhd	31,600	19,584
Batu Kawan Bhd	16,500	83,530
Boustead Plantations Bhd	55,720	8,159
Bumi Armada Bhd *	264,700	28,844
CIMB Group Holdings Bhd	502,873	662,126
DRB-Hicom Bhd	119,100	43,260
Gamuda Bhd	151,397	128,885
Genting Bhd	144,900	147,367
Genting Malaysia Bhd	182,600	111,508
Genting Plantations Bhd	6,500	9,444
HAP Seng Consolidated Bhd	12,400	18,016
Hengyuan Refining Co. Bhd	9,900	7,911
Hibiscus Petroleum Bhd	140,200	34,055
Hong Leong Financial Group Bhd	27,121	114,518
IJM Corp. Bhd	250,560	91,009
IOI Properties Group Bhd	50,050	12,044
Lotte Chemical Titan Holding Bhd ±	36,723	11,838
Magnum Bhd	86,961	25,466
Mah Sing Group Bhd	205,885	26,407
Malayan Banking Bhd	283,943	560,795
Malaysia Airports Holdings Bhd *	18,300	27,253
Malaysia Building Society Bhd	205,001	28,621
Malaysian Resources Corp. Bhd	136,329	9,130
Matrix Concepts Holdings Bhd	64,200	21,424
Mega First Corp. Bhd	12,800	9,647
MISC Bhd	80,820	137,605
MKH Bhd	36,950	9,982
Oriental Holdings Bhd	25,760	39,707
OSK Holdings Bhd	74,455	16,311
PPB Group Bhd	37,500	148,468
RHB Bank Bhd	172,145	226,270
Sarawak Oil Palms Bhd	30,750	18,150
Sime Darby Bhd	293,600	153,299
Sime Darby Property Bhd	308,000	31,464
SP Setia Bhd Group	143,480	19,543
Sunway Bhd	96,197	35,378
Ta Ann Holdings Bhd	12,260	10,521
United Malacca Bhd	14,600	18,229
UOA Development Bhd	14,900	5,446
Yinson Holdings Bhd	96,880	53,443
YTL Corp. Bhd	464,943	61,218
		3,511,713
Mexico — 2.5%
ALEATICA SAB de CV *	17,691	31,221
Alfa SAB de CV, Class A	260,453	166,137
Alpek SAB de CV	27,384	40,050
Arca Continental SAB de CV	21,120	171,288
Banco del Bajio SA ±	52,670	165,904
Cemex SAB de CV *	605,139	245,950
Cemex SAB de CV, ADR *	2,361	9,562
Coca-Cola Femsa SAB de CV	24,353	164,828
Consorcio ARA SAB de CV	72,788	11,953
Corp. Actinver SAB de CV	15,700	10,313
El Puerto de Liverpool SAB de CV, Series C1	8,547	50,572
Fomento Economico Mexicano SAB de CV	56,916	444,983
GCC SAB de CV	9,847	65,586
Genomma Lab Internacional SAB de CV, Series B	44,530	38,551
Gentera SAB de CV	67,054	75,634
Grupo Carso SAB de CV, Series A1	24,499	103,118
Grupo Comercial Chedraui SA de CV	22,247	94,781
Grupo Elektra SAB de CV	182	10,230
Grupo Financiero Banorte SAB de CV, Class O	107,375	772,754
Grupo Financiero Inbursa SAB de CV, Class O *	100,739	170,599
Grupo Hotelero Santa Fe SAB de CV *	22,600	5,567
Grupo Mexico SAB de CV, Series B	158,955	560,399
Grupo Televisa SAB	189,926	172,514
Industrias CH SAB de CV, Series B *	23,916	276,022
Industrias Penoles SAB de CV	8,090	98,883
La Comer SAB de CV	31,211	60,639
Megacable Holdings SAB de CV	33,791	89,946
Minera Frisco SAB de CV, Class A1 *	52,254	6,838
Nemak SAB de CV *±	122,975	35,403
Orbia Advance Corp. SAB de CV	64,269	113,950
Organizacion Soriana SAB de CV, Class B	57,868	93,009
Promotora y Operadora de Infraestructura SAB de CV	13,054	106,213

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	$7,718
		4,471,115
Philippines — 0.8%
ACEN Corp.	37,650	5,148
Alliance Global Group, Inc.	253,300	54,089
Ayala Corp.	12,550	156,516
Ayala Land, Inc.	38,300	21,168
Bank of the Philippine Islands	26,779	49,015
BDO Unibank, Inc.	113,780	215,810
Belle Corp. *	176,000	3,853
CEMEX Holdings Philippines, Inc. *±	324,537	3,552
China Banking Corp.	74,676	36,784
Cosco Capital, Inc.	257,000	21,537
DMCI Holdings, Inc.	385,900	83,097
Filinvest Land, Inc.	1,435,000	23,175
First Philippine Holdings Corp.	26,510	28,804
GT Capital Holdings, Inc.	3,472	27,102
JG Summit Holdings, Inc.	178,383	161,010
LT Group, Inc.	132,300	21,841
Megaworld Corp.	1,004,700	36,058
Metropolitan Bank & Trust Co.	133,237	129,107
Puregold Price Club, Inc.	55,500	34,758
Rizal Commercial Banking Corp.	47,790	20,324
Robinsons Land Corp.	247,455	66,429
Robinsons Retail Holdings, Inc.	43,490	42,025
San Miguel Corp.	41,650	69,470
Security Bank Corp.	37,690	58,840
Top Frontier Investment Holdings, Inc. *	4,630	7,893
Union Bank of the Philippines	42,739	66,032
		1,443,437
Poland — 0.8%
AB SA	845	9,518
Alior Bank SA *	8,160	63,826
Amica SA	306	5,294
Asseco Poland SA	3,717	61,592
Bank Polska Kasa Opieki SA	5,127	101,221
Ciech SA	1,973	18,670
Cyfrowy Polsat SA	17,146	68,915
Develia SA	16,364	9,169
Echo Investment SA	1,732	1,344
Enea SA *	23,584	32,297
Grupa Azoty SA *	5,354	48,244
Jastrzebska Spolka Weglowa SA *	4,372	58,036
KGHM Polska Miedz SA	9,866	285,418
Lubelski Wegiel Bogdanka SA	1,684	19,187
mBank SA *	700	47,291
PGE Polska Grupa Energetyczna SA *	69,342	108,951
Polski Koncern Naftowy Orlen SA	37,588	551,121
Santander Bank Polska SA	177	10,479
Tauron Polska Energia SA *	66,763	32,289
		1,532,862
Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR §	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	22,887
South Africa — 3.6%
Absa Group Ltd.	55,331	631,424
Aeci Ltd.	11,902	61,362
African Rainbow Minerals Ltd.	9,314	157,871
AngloGold Ashanti Ltd., ADR	21,886	425,026
Aspen Pharmacare Holdings Ltd.	21,622	173,485
Astral Foods Ltd.	5,245	50,239
Barloworld Ltd.	20,449	101,997
DataTec Ltd.	21,933	40,016
Exxaro Resources Ltd.	19,227	245,904
Grindrod Ltd.	33,342	19,623
Harmony Gold Mining Co. Ltd.	14,397	49,822
Harmony Gold Mining Co. Ltd., ADR @	25,436	86,482
Impala Platinum Holdings Ltd.	65,423	820,673
Investec Ltd.	21,334	134,976
KAP Industrial Holdings Ltd.	156,089	40,788
Lewis Group Ltd.	3,337	9,623
Life Healthcare Group Holdings Ltd.	68,005	67,560
Metair Investments Ltd.	23,331	37,761
Momentum Metropolitan Holdings	100,980	102,221
Motus Holdings Ltd.	14,664	95,520
Mpact Ltd.	15,365	26,396
MTN Group Ltd.	27,438	205,568
Nedbank Group Ltd.	26,249	328,405
Oceana Group Ltd.	7,336	27,325
Old Mutual Ltd.	313,640	193,080
Omnia Holdings Ltd.	16,030	59,021
Pepkor Holdings Ltd. ±	100,821	118,674
Raubex Group Ltd.	16,897	27,497
Reunert Ltd.	14,953	45,859
RFG Holdings Ltd.	12,062	8,874
Royal Bafokeng Platinum Ltd.	7,872	76,398
Sappi Ltd. *@	46,866	135,816
Sasol Ltd.	38,852	616,075
Sasol Ltd., ADR	3,934	61,803
Sibanye Stillwater Ltd.	202,105	531,929
Sibanye Stillwater Ltd., ADR	668	7,121
Standard Bank Group Ltd.	66,138	653,118
Super Group Ltd.	41,508	64,688
Telkom SA SOC Ltd. *@	28,405	50,186
Wilson Bayly Holmes-Ovcon Ltd. *	5,488	28,630
Zeda Ltd. *	20,449	16,392
		6,635,228
Taiwan — 16.6%
AcBel Polytech, Inc.	11,000	10,683
Acer, Inc.	187,884	143,960
Acter Group Corp. Ltd.	4,000	13,209
Advanced International Multitech Co. Ltd.	8,000	24,701
Altek Corp.	13,000	14,000
Ambassador Hotel (The) *	20,000	21,213
AmTRAN Technology Co. Ltd.	74,301	24,174
Apex International Co. Ltd.	15,000	26,012
Arcadyan Technology Corp.	7,000	21,796
Ardentec Corp.	39,092	63,085
ASE Technology Holding Co. Ltd.	233,000	711,838
Asia Cement Corp.	173,269	231,134

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Asia Optical Co., Inc.	5,000	$9,842
Asia Pacific Telecom Co. Ltd. *	125,842	24,976
Asia Polymer Corp.	31,602	28,995
Asia Vital Components Co. Ltd.	27,000	98,388
Asustek Computer, Inc.	56,000	489,206
AUO Corp. *	502,400	245,189
Bank of Kaohsiung Co. Ltd.	46,350	18,775
Basso Industry Corp.	9,000	11,991
Bioteque Corp.	3,000	10,883
Brighton-Best International Taiwan, Inc.	17,000	20,963
Capital Securities Corp.	184,437	65,108
Career Technology MFG. Co. Ltd. *	20,400	15,664
Catcher Technology Co. Ltd.	47,000	258,431
Cathay Financial Holding Co. Ltd.	689,170	896,904
Cathay Real Estate Development Co. Ltd.	70,000	34,732
Chang Hwa Commercial Bank Ltd.	299,460	167,095
Channel Well Technology Co. Ltd.	16,000	14,654
Cheng Loong Corp.	82,000	72,968
Cheng Shin Rubber Industry Co. Ltd.	121,000	133,458
Cheng Uei Precision Industry Co. Ltd.	44,543	53,477
Chia Hsin Cement Corp.	22,000	12,455
Chin-Poon Industrial Co. Ltd.	36,000	33,674
China Airlines Ltd.	278,111	171,922
China Bills Finance Corp.	89,000	41,987
China Chemical & Pharmaceutical Co. Ltd.	19,000	20,554
China Development Financial Holding Corp.	1,154,559	473,311
China General Plastics Corp.	28,665	24,622
China Man-Made Fiber Corp. *	115,018	32,220
China Metal Products	31,000	28,947
China Motor Corp.	22,478	37,664
China Petrochemical Development Corp.	389,871	125,325
China Steel Corp.	913,800	885,987
Chipbond Technology Corp.	42,000	78,437
ChipMOS Technologies, Inc.	28,897	31,496
Chun Yuan Steel Industry Co. Ltd.	30,000	15,568
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	61,219
Chunghwa Precision Test Tech Co. Ltd.	2,000	30,291
Clevo Co.	43,000	42,810
CMC Magnetics Corp. *	87,979	20,753
Compal Electronics, Inc.	318,000	238,483
Compeq Manufacturing Co. Ltd.	109,000	157,814
Concord Securities Co. Ltd.	37,000	11,653
Continental Holdings Corp.	42,000	38,262
Coretronic Corp.	40,800	75,532
CTBC Financial Holding Co. Ltd.	1,475,280	1,060,783
D-Link Corp. *	50,640	24,467
DA CIN Construction Co. Ltd.	9,000	8,829
Da-Li Development Co. Ltd.	12,000	11,557
Darfon Electronics Corp.	17,000	20,907
Darwin Precisions Corp. *	55,000	15,765
Depo Auto Parts Ind Co. Ltd.	12,000	27,994
Dyaco International, Inc.	7,000	9,269
Dynapack International Technology Corp.	7,000	16,626
Eastern Media International Corp. *	24,300	18,461
Edom Technology Co. Ltd.	10,000	8,736
Elite Advanced Laser Corp.	8,000	9,565
Elitegroup Computer Systems Co. Ltd. *	35,877	24,046
Ennoconn Corp.	3,116	20,631
ENNOSTAR, Inc.	36,414	53,018
Entie Commercial Bank Co. Ltd.	68,000	32,633
Eternal Materials Co., Ltd. *	32,300	32,841
Eva Airways Corp.	241,478	221,165
Everest Textile Co. Ltd. *	56,568	13,049
Evergreen International Storage & Transport Corp.	54,000	48,843
Evergreen Marine Corp. Taiwan Ltd. *	34,583	183,405
Everlight Chemical Industrial Corp.	56,000	33,707
Everlight Electronics Co. Ltd.	40,000	48,088
Excelsior Medical Co. Ltd.	11,550	25,403
Far Eastern Department Stores Ltd.	85,220	59,613
Far Eastern International Bank	283,151	101,338
Far Eastern New Century Corp.	266,338	276,429
Farglory Land Development Co. Ltd.	26,721	49,381
Feng Hsin Steel Co. Ltd.	14,000	29,015
First Financial Holding Co. Ltd.	591,369	509,875
First Steamship Co. Ltd. *	103,240	29,358
Fitipower Integrated Technology, Inc.	4,000	15,031
FLEXium Interconnect, Inc. *	24,000	76,524
Formosa Advanced Technologies Co. Ltd.	20,000	24,922
Formosa Chemicals & Fibre Corp.	176,000	403,703
Formosa Petrochemical Corp.	41,000	107,117
Formosa Plastics Corp.	204,000	576,116
Formosa Taffeta Co. Ltd.	28,000	24,369
Formosan Rubber Group, Inc.	20,080	14,210
Formosan Union Chemical	48,179	34,878
Foxconn Technology Co. Ltd.	58,127	98,153
FSP Technology, Inc.	8,000	9,904
Fubon Financial Holding Co. Ltd.	620,731	1,137,029
Fulltech Fiber Glass Corp.	32,249	12,224
G Shank Enterprise Co. Ltd.	10,000	14,560
Gamania Digital Entertainment Co. Ltd.	6,000	13,645
Gemtek Technology Corp.	47,000	41,899
General Interface Solution Holding Ltd.	24,000	68,715
Getac Holdings Corp.	21,000	30,165
Giantplus Technology Co. Ltd. *	37,000	14,687
Gigabyte Technology Co., Ltd.	35,000	121,277
Global Brands Manufacture Ltd.	10,000	8,964
Global PMX Co. Ltd.	2,000	9,696
Gloria Material Technology Corp.	50,392	60,909
Goldsun Building Materials Co. Ltd.	82,973	68,164
Grand Pacific Petrochemical	102,000	62,556
Great Wall Enterprise Co. Ltd.	31,330	46,431
Greatek Electronics, Inc.	16,000	24,987
Hannstar Board Corp.	38,929	40,087
HannStar Display Corp.	35,000	12,697
HannsTouch Solution, Inc.	32,279	9,546
Hey Song Corp.	18,750	19,887
Highwealth Construction Corp.	52,697	69,096
Hiroca Holdings Ltd.	8,000	11,166
Ho Tung Chemical Corp.	108,688	30,942
Holy Stone Enterprise Co., Ltd.	10,000	29,607
Hon Hai Precision Industry Co. Ltd.	703,068	2,285,191
Hong Pu Real Estate Development Co. Ltd. *	20,000	14,641
Hong TAI Electric Industrial	13,000	6,873
Hsin Kuang Steel Co., Ltd.	7,000	9,770
HUA ENG Wire & Cable Co. Ltd.	29,000	12,926
Hua Nan Financial Holdings Co. Ltd.	473,337	345,738
Hung Ching Development & Construction Co. Ltd.	20,000	13,470
Hung Sheng Construction Ltd.	50,688	37,354
IBF Financial Holdings Co. Ltd.	311,715	114,603
IEI Integration Corp.	8,000	18,428
Innolux Corp. *	595,270	214,011
International CSRC Investment Holdings Co.	58,604	37,086

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Inventec Corp.	158,282	$135,183
ITEQ Corp.	15,000	35,431
Kenda Rubber Industrial Co. Ltd.	22,000	21,688
Kindom Development Co. Ltd.	46,200	43,892
King Yuan Electronics Co. Ltd.	127,100	149,697
King’s Town Bank Co. Ltd.	90,000	99,266
Kinpo Electronics	138,000	60,614
Kinsus Interconnect Technology Corp.	28,000	95,199
KS Terminals, Inc.	14,000	31,976
Kuo Yang Construction Co. Ltd.	14,000	8,176
L&K Engineering Co. Ltd.	16,000	19,599
Largan Precision Co. Ltd.	6,000	398,237
Lealea Enterprise Co. Ltd.	80,000	26,549
Lelon Electronics Corp.	10,000	17,439
Lien Hwa Industrial Holdings Corp.	46,702	76,126
Lingsen Precision Industries Ltd.	41,000	17,275
Lite-On Technology Corp.	183,874	381,681
Longchen Paper & Packaging Co. Ltd.	92,459	49,184
Lung Yen Life Service Corp.	7,000	8,894
Macronix International Co. Ltd.	119,171	130,859
MediaTek, Inc.	2,000	40,670
Mega Financial Holding Co. Ltd.	513,371	506,932
Mercuries & Associates Holding Ltd.	42,767	21,081
Mercuries Life Insurance Co. Ltd. *	213,625	38,436
Micro-Star International Co., Ltd.	31,000	120,528
Mirle Automation Corp.	6,000	7,389
Mitac Holdings Corp.	27,637	26,526
MOSA Industrial Corp.	8,000	6,325
MPI Corp.	6,000	21,962
Namchow Holdings Co. Ltd.	7,000	10,363
Nan Ya Plastics Corp.	346,000	799,271
Nanya Technology Corp.	117,000	194,902
O-Bank Co. Ltd.	91,943	25,098
Orient Semiconductor Electronics Ltd.	42,485	24,259
Oriental Union Chemical Corp.	16,000	9,683
Pan Jit International, Inc.	8,600	16,201
Pan-International Industrial Corp.	34,380	41,723
PChome Online, Inc.	4,000	6,924
Pegatron Corp.	187,249	386,859
Phison Electronics Corp.	6,000	61,492
Pixart Imaging, Inc.	8,000	25,092
POU Chen Corp.	169,133	188,198
Powerchip Semiconductor Manufacturing Corp.	163,000	168,911
Powertech Technology, Inc.	49,000	126,264
President Securities Corp.	86,636	44,114
Primax Electronics Ltd.	25,000	45,143
Prince Housing & Development Corp.	77,970	26,636
Prosperity Dielectrics Co. Ltd.	11,000	12,204
Qisda Corp.	139,400	127,674
Quanta Computer, Inc.	151,000	355,202
Quanta Storage, Inc.	13,000	16,982
Radiant Opto-Electronics Corp.	27,000	92,239
Radium Life Tech Co. Ltd.	101,477	30,144
Rechi Precision Co. Ltd.	16,000	8,381
Rexon Industrial Corp. Ltd.	13,000	12,647
Rich Development Co. Ltd.	19,978	5,596
Ritek Corp. *	47,211	11,689
Ruentex Development Co. Ltd.	34,788	48,953
Ruentex Industries Ltd.	37,891	80,133
Sampo Corp.	31,600	27,245
San Fang Chemical Industry Co. Ltd.	13,000	8,671
Sanyang Motor Co. Ltd.	41,573	45,786
Sesoda Corp.	17,193	22,431
Shanghai Commercial & Savings Bank Ltd. (The)	82,618	118,408
ShenMao Technology, Inc.	10,000	12,900
Shih Wei Navigation Co. Ltd.	17,554	14,335
Shihlin Electric & Engineering Corp.	26,000	51,179
Shin Kong Financial Holding Co. Ltd.	715,108	204,047
Shin Zu Shing Co. Ltd.	16,660	44,231
Shinkong Insurance Co. Ltd.	22,000	34,966
Shinkong Synthetic Fibers Corp.	108,151	61,754
Sigurd Microelectronics Corp.	42,694	67,440
Simplo Technology Co. Ltd.	9,000	83,454
Sincere Navigation Corp.	27,810	18,096
Sinon Corp.	37,000	43,879
SinoPac Financial Holdings Co. Ltd.	663,494	361,586
Sirtec International Co. Ltd.	12,000	8,062
Soft-World International Corp.	4,000	10,385
St Shine Optical Co. Ltd.	5,000	40,100
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	16,671
Supreme Electronics Co. Ltd.	43,121	50,226
Syncmold Enterprise Corp.	5,000	9,598
Synnex Technology International Corp.	87,300	168,150
Systex Corp.	5,000	11,306
TA Chen Stainless Pipe Co., Ltd.	87,870	121,218
Ta Ya Electric Wire & Cable	54,401	35,930
TA-I Technology Co. Ltd.	6,000	8,287
TAI-TECH Advanced Electronics Co. Ltd.	3,000	7,896
Taichung Commercial Bank Co. Ltd.	367,060	152,865
TaiDoc Technology Corp. *	7,000	42,134
Taiflex Scientific Co. Ltd.	25,740	34,504
Tainan Spinning Co. Ltd.	115,427	63,092
Taishin Financial Holding Co. Ltd.	744,708	365,867
Taiwan Business Bank	369,300	155,600
Taiwan Cement Corp.	380,971	417,097
Taiwan Cooperative Financial Holding Co. Ltd.	209,706	177,396
Taiwan Fertilizer Co. Ltd.	48,000	83,552
Taiwan FU Hsing Industrial Co. Ltd.	21,000	28,013
Taiwan Glass Industry Corp.	81,321	56,224
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	87,536
Taiwan Navigation Co. Ltd.	18,000	15,754
Taiwan Paiho Ltd.	12,000	22,176
Taiwan PCB Techvest Co. Ltd.	28,000	32,978
Taiwan Sakura Corp.	6,000	12,123
Taiwan Shin Kong Security Co. Ltd.	10,100	12,849
Taiwan Styrene Monomer	23,000	10,102
Taiwan Surface Mounting Technology Corp.	21,518	62,309
Taiwan Union Technology Corp.	19,000	31,774
Tatung Co. Ltd. *	115,000	129,085
TCI Co. Ltd.	5,000	27,818
Teco Electric & Machinery Co. Ltd.	120,000	107,563
Test Research, Inc.	11,000	22,798
Thinking Electronic Industrial Co. Ltd.	4,000	16,138
Thye Ming Industrial Co. Ltd.	8,000	9,813
Ton Yi Industrial Corp.	82,000	45,488

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Tong Hsing Electronic Industries Ltd. *	9,900	$61,522
Tong Yang Industry Co. Ltd.	41,921	58,785
Topco Scientific Co. Ltd.	4,000	21,343
Topkey Corp.	3,000	17,862
TPK Holding Co. Ltd.	34,000	32,578
Transcend Information, Inc.	10,000	21,474
Tripod Technology Corp.	25,000	76,459
TSRC Corp.	26,000	22,882
Tung Ho Steel Enterprise Corp.	58,290	99,946
TXC Corp.	16,000	43,051
TYC Brother Industrial Co. Ltd.	21,000	19,028
U-Ming Marine Transport Corp.	27,000	42,693
Union Bank of Taiwan	159,404	82,981
Unitech Printed Circuit Board Corp. *	71,667	40,222
United Microelectronics Corp. *	614,513	813,739
United Microelectronics Corp., ADR @*	38,376	250,595
Universal Cement Corp.	46,836	33,829
Unizyx Holding Corp. *	31,438	35,698
UPC Technology Corp.	80,916	35,804
USI Corp.	77,130	55,459
Wah Lee Industrial Corp.	21,420	58,401
Walsin Lihwa Corp.	156,211	239,891
Walsin Technology Corp.	28,000	71,969
Walton Advanced Engineering, Inc.	34,000	12,556
Wan Hai Lines Ltd.	47,000	122,487
Wei Chuan Foods Corp.	14,000	8,677
Weikeng Industrial Co. Ltd.	32,945	28,191
Winbond Electronics Corp.	331,893	211,648
Wisdom Marine Lines Co. Ltd.	27,019	53,976
Wistron Corp.	287,431	274,942
WPG Holdings Ltd.	154,400	241,631
WT Microelectronics Co. Ltd.	31,265	62,153
Yageo Corp. *	13,067	191,740
Yang Ming Marine Transport Corp.	118,000	251,468
YC INOX Co. Ltd.	27,763	26,150
Yem Chio Co. Ltd.	22,666	10,619
Yeong Guan Energy Technology Group Co. Ltd.	7,000	12,959
YFY, Inc.	114,385	90,993
Yieh Phui Enterprise Co. Ltd.	55,151	28,710
Youngtek Electronics Corp.	12,000	22,293
Yuanta Financial Holding Co. Ltd.	686,327	484,563
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	17,057
Yulon Motor Co. Ltd.	51,371	103,626
YungShin Global Holding Corp.	7,000	10,476
Zeng Hsing Industrial Co. Ltd.	2,148	8,317
Zenitron Corp.	18,000	16,954
Zhen Ding Technology Holding Ltd.	62,000	211,807
Zig Sheng Industrial Co. Ltd.	28,000	9,429
Zinwell Corp. *	24,000	13,314
		30,440,864
Tanzania, United Republic Of — 0.1%
AngloGold Ashanti Ltd.	4,067	78,804
Thailand — 2.5%
AP Thailand PCL	242,500	81,218
Bangchak Corp. PCL	112,900	102,681
Bangkok Bank PCL	48,500	210,048
Bangkok Bank PCL, NVDR	13,300	56,833
Bangkok Insurance PCL	2,100	16,916
Bangkok Land PCL	1,039,700	31,220
Banpu PCL	429,750	169,989
Berli Jucker PCL	64,800	65,951
Cal-Comp Electronics Thailand PCL	286,596	19,197
Charoen Pokphand Foods PCL	322,300	230,779
GFPT PCL	33,300	12,307
Indorama Ventures PCL	93,600	110,126
IRPC PCL	633,100	55,203
Italian-Thai Development PCL *	563,700	31,086
Kasikornbank PCL, NVDR	32,600	138,834
Khon Kaen Sugar Industry PCL	135,600	14,486
Kiatnakin Phatra Bank PCL	21,900	46,633
Krung Thai Bank PCL	204,575	104,547
Lanna Resources PCL	2,500	1,278
LH Financial Group PCL	302,400	10,739
LPN Development PCL	151,700	20,235
Polyplex Thailand PCL	27,000	19,684
Power Solution Technologies PCL, Class F *	224,400	11,144
Precious Shipping PCL	41,900	19,477
Property Perfect PCL	1,000,115	11,839
Pruksa Holding PCL	88,800	33,843
PTT Exploration & Production PCL	101,100	515,206
PTT Global Chemical PCL	116,228	158,561
PTT PCL	883,900	848,554
Quality Houses PCL	338,800	22,499
Regional Container Lines PCL	17,100	15,182
Sansiri PCL	1,106,700	56,238
SC Asset Corp. PCL	188,600	22,979
SCB X PCL	48,100	148,598
Siam Cement PCL (The)	33,800	333,755
Siam City Cement PCL	4,100	18,171
Sino-Thai Engineering & Construction PCL	70,300	27,605
Somboon Advance Technology PCL	20,300	12,308
SPCG PCL	37,500	15,699
Sri Trang Agro-Industry PCL	46,400	28,267
Star Petroleum Refining PCL	80,000	24,715
Supalai PCL	139,400	97,803
Super Energy Corp. PCL	759,200	14,467
Thai Oil PCL	78,877	128,103
Thai Stanley Electric PCL, NVDR	3,100	16,603
Thai Union Group PCL, Class F	210,500	102,713
Thanachart Capital PCL	33,100	40,616
Thitikorn PCL	10,500	2,547
Thoresen Thai Agencies PCL	37,800	8,949
TMBThanachart Bank PCL	1,537,072	63,018
TPI Polene PCL	676,600	35,554
TPI Polene Power PCL	179,000	17,572
True Corp. PCL	993,600	138,849
Unique Engineering & Construction PCL *	54,500	7,301
WHA Corp. PCL	253,200	29,827
		4,578,552
Turkey — 1.0%
Akbank TAS	340,098	355,514
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	60,178
Dogan Sirketler Grubu Holding AS	84,330	47,706
Enka Insaat ve Sanayi AS	66,291	117,466
Eregli Demir ve Celik Fabrikalari TAS	61,749	136,228
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	19,514	18,771
KOC Holding AS	57,667	258,083
TAV Havalimanlari Holding AS *	7,294	36,466
Turk Hava Yollari AO *	45,492	342,730
Turkiye Halk Bankasi AS *	35,220	25,028
Turkiye Is Bankasi, Class C	152,616	104,207
Turkiye Sinai Kalkinma Bankasi AS *	172,186	40,233

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey (Continued)
Turkiye Sise ve Cam Fabrikalari AS	60,858	$139,664
Turkiye Vakiflar Bankasi TAO, Class D *	80,351	51,083
Vestel Elektronik Sanayi ve Ticaret AS	6,125	23,334
Yapi ve Kredi Bankasi AS	194,984	123,127
		1,879,818
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	181,939	445,856
Agthia Group PJSC	33,252	36,035
Air Arabia PJSC	177,847	104,115
Ajman Bank PJSC *	85,055	27,328
Aldar Properties PJSC	229,175	276,438
Amanat Holdings PJSC	112,633	26,068
Dana Gas PJSC	333,486	83,539
Deyaar Development PJSC *	130,763	18,052
Dubai Investments PJSC	191,176	112,959
Dubai Islamic Bank PJSC	7,056	10,951
Emaar Development PJSC *	84,901	101,948
Emaar Properties PJSC	323,144	515,608
Emirates NBD Bank PJSC	128,759	455,772
Manazel PJSC *	139,614	15,016
RAK Properties PJSC *	114,134	21,132
Ras Al Khaimah Ceramics	60,539	46,650
SHUAA Capital PSC *	182,524	20,973
		2,318,440
TOTAL COMMON STOCKS (Identified Cost $183,351,963)		180,247,603
PREFERRED STOCKS — 1.4%
Brazil — 1.4%
Banco ABC Brasil SA, 6.512%	11,102	41,298
Banco Bradesco SA, 4.053%	96,947	278,185
Banco do Estado do Rio Grande do Sul SA, Class B, 9.087%	14,808	27,205
Marcopolo SA, 5.018%	42,283	22,664
Petroleo Brasileiro SA, 42.902%	436,245	2,024,339
Randon SA Implementos e Participacoes, 10.475%	9,200	14,306
Usinas Siderurgicas de Minas Gerais SA, Class A, 8.787%	29,592	40,131
		2,448,128
Colombia — 0.0%
Grupo Argos SA, 7.874%	12,517	16,395
Philippines — 0.0%
Cebu Air, Inc., 6.000%	12,909	8,918
TOTAL PREFERRED STOCKS (Identified Cost $2,373,707)		2,473,441
RIGHTS AND WARRANTS — 0.0%
Indonesia — 0.0%
Bank Tabungan Negara Persero Tbk PT *	131,919	1,212
Korea — 0.0%
Hanwha Solutions Corp. <>*	38	—
Lotte Chemical Corp. *<>	211	5,924
		5,924
Malaysia — 0.0%
Yinson Holdings Bhd *	11,862	1,239
Thailand — 0.0%
Power Solution Technologies PCL *	74,800	561
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		8,936
SHORT-TERM INVESTMENTS — 2.4%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 3.860%	763,204	763,204
Collateral For Securities On Loan — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.280%	3,643,880	3,643,880
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,407,084)		4,407,084
Total Investments — 102.3% (Identified Cost $190,132,754)		187,137,064
Liabilities, Less Cash and Other Assets — (2.3%)		(4,176,252)
Net Assets — 100.0%		$182,960,812

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2022, the fair value of the securities on loan was $5,126,054.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2022 amounted to $4,279,150 or 2.34% of the net assets of the Fund.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

The Japanese Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (2.6%)
Other Securities		$68,723,361	2.6%

CONSUMER DISCRETIONARY — (14.7%)
Resorttrust, Inc.	523,464	8,572,838	0.3%
Takashimaya Co. Ltd.	914,300	8,947,222	0.4%
Other Securities		369,028,386	14.0%
TOTAL CONSUMER DISCRETIONARY		386,548,446	14.7%

CONSUMER STAPLES — (8.0%)
Ain Holdings, Inc.	147,300	7,887,305	0.3%
Morinaga & Co. Ltd.	204,999	6,568,757	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	8,005,690	0.3%
Sapporo Holdings Ltd.	392,620	8,722,485	0.3%
Other Securities		180,565,384	6.9%
TOTAL CONSUMER STAPLES		211,749,621	8.1%

ENERGY — (0.8%)
Other Securities		21,605,544	0.8%

FINANCIALS — (9.1%)
# Credit Saison Co. Ltd.	678,000	7,780,479	0.3%
Fuyo General Lease Co. Ltd.	116,200	6,593,762	0.3%
Hirogin Holdings, Inc.	1,534,800	7,153,317	0.3%
JAFCO Group Co. Ltd.	592,800	7,167,761	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	6,797,703	0.3%
Other Securities		203,466,122	7.6%
TOTAL FINANCIALS		238,959,144	9.1%

HEALTH CARE — (4.7%)
H.U. Group Holdings, Inc.	352,600	7,666,937	0.3%
Nipro Corp.	824,900	6,487,758	0.3%
Other Securities		108,880,171	4.1%
TOTAL HEALTH CARE		123,034,866	4.7%

INDUSTRIALS — (28.6%)
Daiseki Co. Ltd.	291,355	9,095,211	0.4%
# DMG Mori Co. Ltd.	728,000	9,054,192	0.4%
Fujikura Ltd.	1,693,000	9,589,874	0.4%
Furukawa Electric Co. Ltd.	424,300	6,961,845	0.3%
Hazama Ando Corp.	1,168,600	7,253,287	0.3%
Hitachi Zosen Corp.	1,034,779	6,522,572	0.3%
Inaba Denki Sangyo Co. Ltd.	323,900	6,355,733	0.3%
Kintetsu World Express, Inc.	240,800	7,383,885	0.3%
Meitec Corp.	487,200	7,854,057	0.3%
Mirait Holdings Corp.	595,335	6,996,225	0.3%
Nagase & Co. Ltd.	583,700	8,028,927	0.3%
Nichias Corp.	384,200	6,374,260	0.3%
Nishimatsu Construction Co. Ltd.	313,800	9,376,193	0.4%
# Nisshinbo Holdings, Inc.	938,880	7,071,288	0.3%
Penta-Ocean Construction Co. Ltd.	1,669,600	9,006,247	0.4%
Ushio, Inc.	622,400	7,708,406	0.3%

The Japanese Small Company Series
CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDUSTRIALS — (Continued)
	Other Securities		$628,790,795	23.5%
	TOTAL INDUSTRIALS		753,422,997	28.8%

	INFORMATION TECHNOLOGY — (14.9%)
	Alps Alpine Co. Ltd.	643,100	6,534,838	0.3%
	Anritsu Corp.	751,500	8,136,172	0.3%
	Citizen Watch Co. Ltd.	1,771,000	7,204,611	0.3%
	Daiwabo Holdings Co. Ltd.	582,700	7,611,148	0.3%
	Dexerials Corp.	338,500	9,034,542	0.4%
#	Fuji Soft, Inc.	111,800	6,421,653	0.3%
	Konica Minolta, Inc.	1,957,800	6,525,117	0.3%
	Macnica Fuji Electronics Holdings, Inc.	338,550	6,530,479	0.3%
	Maruwa Co. Ltd.	58,500	6,674,639	0.3%
	NET One Systems Co. Ltd.	310,300	6,896,139	0.3%
	NSD Co. Ltd.	493,860	8,626,998	0.3%
	Tokyo Seimitsu Co. Ltd.	248,700	8,197,761	0.3%
	Topcon Corp.	684,300	8,949,151	0.4%
	Other Securities		296,466,926	10.9%
	TOTAL INFORMATION TECHNOLOGY		393,810,174	15.0%

	MATERIALS — (12.2%)
	ADEKA Corp.	508,800	8,793,200	0.3%
	Asahi Holdings, Inc.	464,800	7,292,510	0.3%
	Daicel Corp.	1,194,200	7,382,534	0.3%
	Kureha Corp.	103,950	7,321,506	0.3%
	Mitsui Mining & Smelting Co. Ltd.	372,700	8,692,205	0.3%
	Ube Industries Ltd.	489,100	7,266,072	0.3%
	Yamato Kogyo Co. Ltd.	202,700	6,698,862	0.3%
	Other Securities		267,985,925	10.2%
	TOTAL MATERIALS		321,432,814	12.3%

	REAL ESTATE — (1.5%)
	Other Securities		38,452,659	1.5%

	UTILITIES — (1.5%)
	Nippon Gas Co. Ltd.	684,000	9,739,042	0.4%
	Other Securities		31,304,446	1.2%
	TOTAL UTILITIES		41,043,488	1.6%
	TOTAL COMMON STOCKS (Cost $2,843,070,887)		2,598,783,114	99.2%

			Value†
	SECURITIES LENDING COLLATERAL — (1.4%)
@ §	The DFA Short Term Investment Fund	3,266,570	37,784,420	1.4%
	TOTAL INVESTMENTS—(100.0%) (Cost $2,880,856,355)		$2,636,567,534	100.6%
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

The Japanese Small Company Series
CONTINUED

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$68,723,361	—	$68,723,361
Consumer Discretionary	—	386,548,446	—	386,548,446
Consumer Staples	—	211,749,621	—	211,749,621
Energy	—	21,605,544	—	21,605,544
Financials	$3,441,480	235,517,664	—	238,959,144
Health Care	—	123,034,866	—	123,034,866
Industrials	—	753,422,997	—	753,422,997
Information Technology	—	393,810,174	—	393,810,174
Materials	—	321,432,814	—	321,432,814
Real Estate	—	38,452,659	—	38,452,659
Utilities	—	41,043,488	—	41,043,488
Securities Lending Collateral	—	37,784,420	—	37,784,420
TOTAL	$3,441,480	$2,633,126,054	—	$2,636,567,534

See accompanying Notes to Financial Statements.

The Asia Pacific Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited)

		Shares	Value	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
AUSTRALIA — (60.7%)
*	AMP Ltd.	17,016,907	$11,239,898	0.8%
#	Ansell Ltd.	582,795	8,958,096	0.7%
	ARB Corp. Ltd.	521,026	10,178,661	0.8%
	AUB Group Ltd.	770,316	9,440,740	0.7%
	Bapcor Ltd.	2,189,248	9,200,975	0.7%
	Beach Energy Ltd.	10,637,240	12,669,538	0.9%
#	Breville Group Ltd.	652,020	8,091,763	0.6%
	Challenger Ltd.	1,629,863	7,716,305	0.6%
*	Corporate Travel Management Ltd.	678,798	8,719,420	0.6%
	CSR Ltd.	3,109,441	8,741,265	0.7%
	Deterra Royalties Ltd.	2,795,041	8,192,587	0.6%
	Downer EDI Ltd.	3,515,757	12,267,193	0.9%
	Elders Ltd.	1,009,369	8,787,572	0.7%
# *	Flight Centre Travel Group Ltd.	670,434	8,062,809	0.6%
	GrainCorp Ltd., Class A	1,547,172	10,187,644	0.8%
	Healius Ltd.	3,973,423	10,073,699	0.7%
	Iluka Resources Ltd.	2,047,759	13,357,369	1.0%
	Insignia Financial Ltd.	3,939,870	7,341,946	0.5%
#	InvoCare Ltd.	945,502	6,823,434	0.5%
	IPH Ltd.	1,267,863	7,133,165	0.5%
	IRESS Ltd.	1,238,548	9,840,581	0.7%
	Metcash Ltd.	5,608,804	16,440,790	1.2%
#	New Hope Corp. Ltd.	3,053,402	7,338,109	0.5%
	nib holdings Ltd.	2,928,691	14,929,598	1.1%
	Nufarm Ltd.	1,868,539	6,589,296	0.5%
	Orora Ltd.	5,931,076	14,966,319	1.1%
	Perpetual Ltd.	376,124	7,507,895	0.6%
	Perseus Mining Ltd.	8,114,950	8,805,019	0.7%
	Reliance Worldwide Corp. Ltd.	3,624,075	10,127,671	0.8%
	Sandfire Resources Ltd.	2,964,241	9,138,198	0.7%
	Sims Ltd.	1,144,275	10,876,060	0.8%
*	Star Entertainment Grp Ltd.	5,123,970	9,892,016	0.7%
	Technology One Ltd.	1,701,660	12,618,503	0.9%
*	Uniti Group Ltd.	2,553,497	8,678,779	0.6%
Ω	Viva Energy Group Ltd.	5,149,577	10,290,328	0.8%
# *	Webjet Ltd.	2,181,629	8,076,823	0.6%
	Whitehaven Coal Ltd.	5,290,865	17,778,526	1.3%
	Other Securities		460,569,222	33.6%

TOTAL AUSTRALIA			831,647,812	61.1%

CAYMAN ISLANDS — (0.0%)
	Other Securities		318,872	0.0%

CHINA — (0.3%)
	Other Securities		3,798,887	0.3%

HONG KONG — (22.9%)
	ASM Pacific Technology Ltd.	1,444,600	12,295,356	0.9%
	Hysan Development Co. Ltd.	2,550,000	7,693,149	0.6%
	Kerry Logistics Network Ltd.	4,063,500	8,740,281	0.6%
	Kerry Properties Ltd.	2,368,000	6,584,928	0.5%
	L’Occitane International SA	2,055,000	6,442,848	0.5%
	Luk Fook Holdings International Ltd.	3,577,000	9,231,848	0.7%
	Pacific Basin Shipping Ltd.	32,170,000	12,367,936	0.9%

The Asia Pacific Small Company Series
continued

		Shares	Value	Percentage of Net Assets‡
	HONG KONG — (Continued)
	PCCW Ltd.	15,297,545	$8,087,289	0.6%
	VTech Holdings Ltd.	1,345,100	10,592,703	0.8%
	Other Securities		231,685,311	16.9%
	TOTAL HONG KONG		313,721,649	23.0%

	MACAU — (0.0%)
	Other Security		70,072	0.0%

	NEW ZEALAND — (4.2%)
	Chorus Ltd.	2,555,962	11,510,766	0.8%
	SKYCITY Entertainment Group Ltd.	4,337,866	7,882,030	0.6%
	Other Securities		38,536,437	2.9%
	TOTAL NEW ZEALAND		57,929,233	4.3%

	SINGAPORE — (10.7%)
	ComfortDelGro Corp. Ltd.	8,299,800	8,367,367	0.6%
	Keppel Infrastructure Trust	18,059,446	7,417,736	0.6%
	Other Securities		130,300,707	9.5%
	TOTAL SINGAPORE		146,085,810	10.7%

	UNITED STATES — (0.1%)
	Other Security		1,220,755	0.1%
	TOTAL COMMON STOCKS		1,354,793,090	99.5%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Securities		3,042	0.0%

	HONG KONG — (0.0%)
	Other Security		20,554	0.0%
	TOTAL RIGHTS/WARRANTS		23,596	0.0%
	TOTAL INVESTMENT SECURITIES (Cost $1,600,500,308)		1,354,816,686
	TOTAL UNKNOWN ST (Cost $0)		0	0.0%

			Value»
	SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	1,291,472	14,938,456	1.1%
	TOTAL INVESTMENTS—(100.0%) (Cost $1,615,439,683)		$1,369,755,142	100.6%
SA	Special Assessment
ST	Special Tax

The Asia Pacific Small Company Series
continued

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,043,389	$830,599,937	$4,486	$831,647,812
Cayman Islands	280,833	38,039	—	318,872
China	—	3,798,887	—	3,798,887
Hong Kong	—	312,852,363	869,286	313,721,649
Macau	—	70,072	—	70,072
New Zealand	—	57,929,233	—	57,929,233
Singapore	—	145,972,581	113,229	146,085,810
United States	—	1,220,755	—	1,220,755
Rights/Warrants
Australia	—	3,042	—	3,042
Hong Kong	—	20,554	—	20,554
Securities Lending Collateral	—	14,938,456	—	14,938,456
TOTAL	$1,324,222	$1,367,443,919	$987,001^	$1,369,755,142

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

The United Kingdom Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (99.2%)
	COMMUNICATION SERVICES — (3.1%)
	Euromoney Institutional Investor PLC	716,200	$11,735,476	0.9%
	Other Securities		30,527,260	2.3%
	TOTAL COMMUNICATION SERVICES		42,262,736	3.2%

	CONSUMER DISCRETIONARY — (16.2%)
	Domino’s Pizza Group PLC	3,143,313	10,713,268	0.8%
*	Frasers Group PLC	1,450,088	11,798,762	0.9%
	Games Workshop Group PLC	174,108	14,174,342	1.1%
	Greggs PLC	607,084	13,443,061	1.0%
	Inchcape PLC	2,415,336	20,525,555	1.5%
	Pets at Home Group PLC	3,055,257	11,499,893	0.9%
*	Playtech PLC	1,947,421	12,882,950	1.0%
	Redrow PLC	1,622,907	9,689,266	0.7%
	Vistry Group PLC	1,180,231	12,021,020	0.9%
	Other Securities		100,112,407	7.4%
	TOTAL CONSUMER DISCRETIONARY		216,860,524	16.2%

	CONSUMER STAPLES — (7.6%)
	Britvic PLC	1,634,172	16,198,319	1.2%
	Cranswick PLC	365,843	13,700,094	1.0%
*	Marks & Spencer Group PLC	5,720,589	9,490,646	0.7%
	Tate & Lyle PLC	2,185,635	20,029,444	1.5%
	Other Securities		42,425,472	3.2%
	TOTAL CONSUMER STAPLES		101,843,975	7.6%

	ENERGY — (3.7%)
# *	Capricorn Energy PLC	4,040,365	10,740,824	0.8%
	Other Securities		38,571,105	2.9%
	TOTAL ENERGY		49,311,929	3.7%

	FINANCIALS — (18.1%)
	Beazley PLC	3,368,938	20,541,918	1.5%
	Brewin Dolphin Holdings PLC	1,616,616	10,084,489	0.7%
	Close Brothers Group PLC	900,632	11,321,424	0.8%
	Hiscox Ltd.	1,605,203	18,486,771	1.4%
	IG Group Holdings PLC	1,288,499	10,875,001	0.8%
	Man Group PLC	8,516,552	25,998,753	1.9%
	OSB Group PLC	1,899,227	11,161,746	0.8%
	Paragon Banking Group PLC	1,934,045	11,542,001	0.9%
	Plus500 Ltd.	512,707	10,448,830	0.8%
Ω	Quilter PLC	8,103,569	10,156,594	0.8%
	Virgin Money UK PLC	6,071,531	9,728,551	0.7%
	Other Securities		93,183,610	7.1%
	TOTAL FINANCIALS		243,529,688	18.2%

	HEALTH CARE — (4.3%)
*	Indivior PLC	3,807,064	14,352,292	1.1%
*	Mediclinic International PLC	2,400,508	13,433,751	1.0%
	Other Securities		30,303,520	2.2%
	TOTAL HEALTH CARE		58,089,563	4.3%

The United Kingdom Small Company Series
CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDUSTRIALS — (24.8%)
*	Babcock International Group PLC	2,841,630	$10,727,289	0.8%
	Balfour Beatty PLC	3,597,022	11,181,016	0.8%
	Diploma PLC	557,307	15,178,018	1.1%
	Grafton Group PLC	1,508,314	14,327,936	1.1%
	Hays PLC	9,144,979	12,506,498	0.9%
*	Meggitt PLC	2,411,365	23,178,108	1.7%
	Pagegroup PLC	1,975,881	9,677,889	0.7%
	QinetiQ Group PLC	3,269,929	14,624,698	1.1%
	Rotork PLC	4,874,552	14,319,508	1.1%
	Travis Perkins PLC	1,187,192	14,072,014	1.1%
	Ultra Electronics Holdings PLC	566,936	23,893,995	1.8%
	Other Securities		169,313,158	12.6%
	TOTAL INDUSTRIALS		333,000,127	24.8%

	INFORMATION TECHNOLOGY — (7.7%)
	Computacenter PLC	502,122	14,379,340	1.1%
	Softcat PLC	647,137	10,417,066	0.8%
	Spectris PLC	432,384	14,324,701	1.1%
	Spirent Communications PLC	4,065,908	12,214,611	0.9%
	Other Securities		52,488,909	3.8%
	TOTAL INFORMATION TECHNOLOGY		103,824,627	7.7%

	MATERIALS — (5.6%)
	Victrex PLC	546,789	11,923,292	0.9%
	Other Securities		63,035,941	4.7%
	TOTAL MATERIALS		74,959,233	5.6%

	REAL ESTATE — (3.6%)
	Grainger PLC	4,204,662	14,407,640	1.1%
	Savills PLC	968,045	11,936,167	0.9%
	Other Securities		22,206,671	1.6%
	TOTAL REAL ESTATE		48,550,478	3.6%

	UTILITIES — (4.5%)
*	Centrica PLC	19,338,945	18,885,210	1.4%
	Drax Group PLC	2,508,511	19,690,558	1.5%
	Pennon Group PLC	964,237	11,220,000	0.8%
	Telecom Plus PLC	427,882	10,205,898	0.8%
	Other Security		573,432	0.0%
	TOTAL UTILITIES		60,575,098	4.5%

	TOTAL COMMON STOCKS (Cost $1,415,556,216)		1,332,807,978	99.4%

			Value†
	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	884,157	10,227,045	0.8%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,425,783,516)		$1,343,035,023	100.2%
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

The United Kingdom Small Company Series
CONTINUED

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,224	$42,237,512	—	$42,262,736
Consumer Discretionary	—	216,628,839	$231,685	216,860,524
Consumer Staples	—	101,843,975	—	101,843,975
Energy	—	49,311,929	—	49,311,929
Financials	—	243,529,688	—	243,529,688
Health Care	—	58,089,563	—	58,089,563
Industrials	189,768	332,810,359	—	333,000,127
Information Technology	—	103,824,627	—	103,824,627
Materials	—	74,959,233	—	74,959,233
Real Estate	—	48,550,478	—	48,550,478
Utilities	—	60,575,098	—	60,575,098
Securities Lending Collateral	—	10,227,045	—	10,227,045
TOTAL	$214,992	$1,342,588,346	$231,685^	$1,343,035,023

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

The Continental Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.6%)
AUSTRIA — (3.0%)
ANDRITZ AG	447,133	$18,049,105	0.4%
Other Securities		136,158,639	2.8%
TOTAL AUSTRIA		154,207,744	3.2%

BELGIUM — (4.4%)
Ackermans & van Haaren NV	173,765	25,996,417	0.6%
D’ieteren Group	169,120	24,851,458	0.5%
# Elia Group SA	140,558	19,962,113	0.4%
Other Securities		156,103,649	3.3%
TOTAL BELGIUM		226,913,637	4.8%

BERMUDA — (0.0%)
Other Security		29,950	0.0%

CANADA — (0.1%)
Other Security		3,705,276	0.1%

CYPRUS — (0.0%)
Other Security		51,724	0.0%

DENMARK — (5.7%)
* Jyske Bank AS	453,818	22,368,530	0.5%
Ringkjoebing Landbobank AS	198,893	21,763,074	0.5%
Royal Unibrew AS	314,940	28,028,971	0.6%
# SimCorp AS	259,788	18,991,190	0.4%
Topdanmark AS	428,065	22,288,884	0.5%
Other Securities		180,259,107	3.7%
TOTAL DENMARK		293,699,756	6.2%

FINLAND — (5.2%)
# Huhtamaki Oyj	643,085	25,582,756	0.5%
Orion Oyj, Class B	818,138	36,615,430	0.8%
Valmet Oyj	1,121,391	27,634,799	0.6%
Other Securities		177,904,004	3.7%
TOTAL FINLAND		267,736,989	5.6%

FRANCE — (10.0%)
# Gaztransport Et Technigaz SA	161,171	20,243,797	0.4%
# Rexel SA	1,898,141	29,330,058	0.6%
* SOITEC	135,169	19,415,588	0.4%
Sopra Steria Group SACA	121,046	18,203,479	0.4%
SPIE SA	893,962	19,509,245	0.4%
Other Securities		406,755,903	8.6%
TOTAL FRANCE		513,458,070	10.8%

GERMANY — (14.0%)
* Aareal Bank AG	523,741	17,453,569	0.4%
Aurubis AG	293,633	20,036,199	0.4%
Freenet AG	1,060,798	26,454,423	0.6%
GEA Group AG	626,939	21,734,711	0.5%
Hugo Boss AG	437,223	23,152,469	0.5%
K+S AG	1,430,163	34,807,098	0.7%

The Continental Small Company Series
CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	Lanxess AG	588,462	$21,239,769	0.5%
	Rheinmetall AG	242,260	55,905,082	1.2%
	Other Securities		494,303,136	10.2%
	TOTAL GERMANY		715,086,456	15.0%

	IRELAND — (1.2%)
	Bank of Ireland Group PLC	6,339,548	40,069,636	0.8%
	Other Securities		23,801,706	0.5%
	TOTAL IRELAND		63,871,342	1.3%

	ISRAEL — (3.7%)
	Other Securities		189,450,329	4.0%

	ITALY — (8.0%)
#	Banco BPM SpA	10,716,768	30,592,963	0.6%
	Italgas SpA	3,601,793	21,017,705	0.4%
	Leonardo SpA	2,965,480	30,087,174	0.6%
	Reply SpA	149,207	18,151,193	0.4%
	Other Securities		310,533,375	6.6%
	TOTAL ITALY		410,382,410	8.6%

	NETHERLANDS — (5.7%)
	Aalberts NV	694,377	26,964,657	0.6%
	Arcadis NV	537,224	17,992,990	0.4%
	ASR Nederland NV	898,464	36,223,345	0.8%
	BE Semiconductor Industries NV	405,420	19,372,660	0.4%
	OCI NV	554,235	18,231,935	0.4%
Ω	Signify NV	711,679	23,478,484	0.5%
	Other Securities		149,489,135	3.0%
	TOTAL NETHERLANDS		291,753,206	6.1%

	NORWAY — (2.3%)
	Other Securities		117,163,528	2.5%

	PORTUGAL — (1.0%)
	Other Securities		49,038,350	1.0%

	SPAIN — (5.9%)
	Banco de Sabadell SA	37,317,194	29,921,597	0.6%
#	Bankinter SA	4,387,320	27,442,056	0.6%
#	Enagas SA	1,545,449	34,179,984	0.7%
	Other Securities		211,592,541	4.4%
	TOTAL SPAIN		303,136,178	6.3%

	SWEDEN — (6.2%)
	Other Securities		319,164,661	6.7%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	125,484	20,763,681	0.4%
	Belimo Holding AG	65,844	23,182,290	0.5%
	Bucher Industries AG	54,706	19,094,968	0.4%
	Clariant AG	904,610	17,249,348	0.4%
	DKSH Holding AG	235,948	19,523,185	0.4%
*	Flughafen Zurich AG	147,702	22,380,486	0.5%
	Georg Fischer AG	635,020	31,362,811	0.7%
	Helvetia Holding AG	269,382	31,637,066	0.7%

The Continental Small Company Series
CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
	PSP Swiss Property AG	341,777	$38,051,385	0.8%
	Siegfried Holding AG	33,011	21,141,004	0.4%
Ω	VAT Group AG	114,109	27,289,887	0.6%
	Other Securities		503,660,505	10.4%
	TOTAL SWITZERLAND		775,336,616	16.2%

	UNITED ARAB EMIRATES — (0.0%)
	Other Security		372,421	0.0%

	UNITED KINGDOM — (0.1%)
	Other Security		2,640,098	0.1%

	UNITED STATES — (0.0%)
	Other Security		993,275	0.0%
	TOTAL COMMON STOCKS		4,698,192,016	98.5%

	PREFERRED STOCKS — (0.7%)

	GERMANY — (0.7%)
	Other Securities		33,498,544	0.7%

	RIGHTS/WARRANTS — (0.0%)

	ITALY — (0.0%)
	Other Securities		96,961	0.0%

	PORTUGAL — (0.0%)
	Other Security		29,163	0.0%

	SPAIN — (0.0%)
	Other Securities		133,109	0.0%
	TOTAL RIGHTS/WARRANTS		259,233	0.0%
	TOTAL INVESTMENT SECURITIES (Cost $4,525,271,961)		4,731,949,793

	SECURITIES LENDING COLLATERAL — (7.7%)
@ §	The DFA Short Term Investment Fund	34,130,267	394,784,793	8.3%

	TOTAL INVESTMENTS—(100.0%) (Cost $4,920,062,887)		$5,126,734,586	107.5%
SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

The Continental Small Company Series
CONTINUED

*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$154,207,744	—	$154,207,744
Belgium	$6,020,540	220,893,097	—	226,913,637
Bermuda	—	29,950	—	29,950
Canada	—	3,705,276	—	3,705,276
Cyprus	—	51,724	—	51,724
Denmark	6,689,344	287,010,412	—	293,699,756
Finland	—	267,736,989	—	267,736,989
France	—	513,421,029	$37,041	513,458,070
Germany	17,453,569	697,632,887	—	715,086,456
Ireland	—	63,871,342	—	63,871,342
Israel	803,103	188,647,226	—	189,450,329
Italy	22,945	410,359,465	—	410,382,410
Netherlands	—	291,753,206	—	291,753,206
Norway	202,487	116,961,041	—	117,163,528
Portugal	—	49,038,350	—	49,038,350
Spain	—	303,136,178	—	303,136,178
Sweden	805,973	318,358,688	—	319,164,661
Switzerland	—	775,336,616	—	775,336,616
United Arab Emirates	—	372,421	—	372,421
United Kingdom	—	2,640,098	—	2,640,098
United States	993,275	—	—	993,275
Preferred Stocks
Germany	—	33,498,544	—	33,498,544
Rights/Warrants
Italy	—	96,961	—	96,961
Portugal	—	29,163	—	29,163
Spain	—	133,109	—	133,109
Securities Lending Collateral	—	394,784,793	—	394,784,793
TOTAL	$32,991,236	$5,093,706,309	$37,041^	$5,126,734,586

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

The Canadian Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (85.6%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$15,412,552	1.3%

CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	461,040	12,482,321	1.0%
#	Linamar Corp.	255,634	10,831,478	0.9%
	Other Securities		42,545,068	3.6%
TOTAL CONSUMER DISCRETIONARY			65,858,867	5.5%

CONSUMER STAPLES — (4.4%)
#	Maple Leaf Foods, Inc.	439,146	8,634,855	0.7%
#	North West Co., Inc.	291,156	7,529,975	0.6%
#	Premium Brands Holdings Corp.	206,019	14,931,256	1.3%
	Primo Water Corp.	84,925	1,136,296	0.1%
	Primo Water Corp.	799,922	10,682,613	0.9%
	Other Securities		17,995,853	1.5%
TOTAL CONSUMER STAPLES			60,910,848	5.1%

ENERGY — (22.7%)
#	Birchcliff Energy Ltd.	1,610,417	10,947,132	0.9%
#	Crescent Point Energy Corp.	2,943,000	20,920,176	1.8%
	Crescent Point Energy Corp.	346,792	2,469,159	0.2%
#	Enerplus Corp.	1,294,755	17,109,837	1.4%
#	Enerplus Corp.	28,353	375,110	0.0%
#	Gibson Energy, Inc.	899,205	16,654,014	1.4%
# *	MEG Energy Corp.	2,167,763	30,010,516	2.5%
*	NuVista Energy Ltd.	1,111,528	8,911,567	0.7%
	Paramount Resources Ltd., Class A	402,921	9,622,279	0.8%
#	Parex Resources, Inc.	774,607	13,118,733	1.1%
#	Parkland Corp.	778,764	21,151,017	1.8%
#	Peyto Exploration & Development Corp.	965,837	9,034,088	0.8%
#	PrairieSky Royalty Ltd.	1,124,067	14,155,629	1.2%
	Secure Energy Services, Inc.	1,714,057	7,989,699	0.7%
#	Vermilion Energy, Inc.	716,524	13,638,003	1.1%
	Vermilion Energy, Inc.	233,451	4,449,576	0.4%
#	Whitecap Resources, Inc.	3,102,755	21,549,590	1.8%
	Other Securities		91,707,625	7.6%
TOTAL ENERGY			313,813,750	26.2%

FINANCIALS — (8.3%)
#	Canadian Western Bank	498,863	10,088,101	0.8%
	CI Financial Corp.	1,010,158	10,727,828	0.9%
#	ECN Capital Corp.	2,458,149	10,522,375	0.9%
#	Element Fleet Management Corp.	2,180,348	22,731,720	1.9%
#	Laurentian Bank of Canada	370,975	11,147,695	0.9%
	Other Securities		50,438,394	4.2%
TOTAL FINANCIALS			115,656,113	9.6%

HEALTH CARE — (1.3%)
	Other Securities		17,697,482	1.5%

INDUSTRIALS — (9.6%)
*	ATS Automation Tooling Systems, Inc.	416,536	11,439,207	1.0%

The Canadian Small Company Series
CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#	Boyd Group Services, Inc.	70,211	$7,563,282	0.6%
	Finning International, Inc.	809,489	17,036,247	1.4%
#	LifeWorks, Inc.	389,068	9,333,763	0.8%
	Richelieu Hardware Ltd.	316,493	8,281,141	0.7%
#	SNC-Lavalin Group, Inc.	824,002	14,172,937	1.2%
	Other Securities		64,772,772	5.3%
TOTAL INDUSTRIALS			132,599,349	11.0%

INFORMATION TECHNOLOGY — (2.3%)
# *	Kinaxis, Inc.	88,481	9,551,989	0.8%
	Other Securities		22,647,127	1.9%
TOTAL INFORMATION TECHNOLOGY			32,199,116	2.7%

MATERIALS — (20.4%)
	Alamos Gold, Inc., Class A	2,183,640	15,318,726	1.3%
	Alamos Gold, Inc., Class A	23,683	166,255	0.0%
	B2Gold Corp.	523,630	1,773,638	0.1%
	B2Gold Corp.	3,133,958	10,624,118	0.9%
	Centerra Gold, Inc.	1,153,585	7,823,803	0.7%
	Methanex Corp.	214,217	8,182,916	0.7%
	Methanex Corp.	126,782	4,846,876	0.4%
#	SSR Mining, Inc.	847,686	14,158,829	1.2%
#	SSR Mining, Inc.	197,205	3,293,323	0.3%
#	Stella-Jones, Inc.	312,231	7,883,396	0.7%
*	Turquoise Hill Resources Ltd.	237,010	6,347,128	0.5%
*	Turquoise Hill Resources Ltd.	302,769	8,110,231	0.7%
#	Yamana Gold, Inc.	3,875,378	18,034,116	1.5%
	Yamana Gold, Inc.	588,814	2,737,985	0.2%
	Other Securities		172,748,349	14.3%
TOTAL MATERIALS			282,049,689	23.5%

REAL ESTATE — (2.5%)
#	Altus Group Ltd.	244,093	8,455,645	0.7%
	Tricon Residential, Inc.	1,203,306	12,199,459	1.0%
	Other Securities		13,828,553	1.2%
TOTAL REAL ESTATE			34,483,657	2.9%

UTILITIES — (8.2%)
	Atco Ltd., Class I	394,442	13,513,745	1.1%
#	Boralex, Inc., Class A	453,304	15,100,742	1.3%
#	Brookfield Infrastructure Corp., Class A	310,942	13,196,697	1.1%
#	Capital Power Corp.	724,520	25,334,560	2.1%
#	Innergex Renewable Energy, Inc.	735,133	9,880,205	0.8%
#	Superior Plus Corp.	870,702	7,684,256	0.7%
#	TransAlta Corp.	1,758,255	20,065,853	1.7%
#	TransAlta Renewables, Inc.	588,980	7,526,974	0.6%
	Other Securities		1,915,425	0.1%
TOTAL UTILITIES			114,218,457	9.5%

TOTAL COMMON STOCKS (Cost $1,080,763,324)			1,184,899,880	98.8%

The Canadian Small Company Series
CONTINUED

		Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (14.4%)
@ §	The DFA Short Term Investment Fund	17,222,957	$199,217,946	16.6%

TOTAL INVESTMENTS—(100.0%) (Cost $1,279,988,256)			$1,384,117,826	115.4%
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,412,552	—	—	$15,412,552
Consumer Discretionary	65,858,867	—	—	65,858,867
Consumer Staples	60,910,848	—	—	60,910,848
Energy	313,813,750	—	—	313,813,750
Financials	115,656,113	—	—	115,656,113
Health Care	17,687,431	—	$10,051	17,697,482
Industrials	132,599,349	—	—	132,599,349
Information Technology	32,199,116	—	—	32,199,116
Materials	282,049,689	—	—	282,049,689
Real Estate	34,483,657	—	—	34,483,657
Utilities	114,218,457	—	—	114,218,457
Securities Lending Collateral	—	$199,217,946	—	199,217,946
TOTAL	$1,184,889,829	$199,217,946	$10,051^	$1,384,117,826

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

The Japanese Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$60,456,006	2.4%

CONSUMER DISCRETIONARY — (14.4%)
Resorttrust, Inc.	521,964	8,033,803	0.3%
Other Securities		358,737,144	14.2%
TOTAL CONSUMER DISCRETIONARY		366,770,947	14.5%

CONSUMER STAPLES — (7.8%)
Milbon Co. Ltd.	164,552	6,785,094	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	6,745,679	0.3%
Pigeon Corp.	573,125	7,507,397	0.3%
Sapporo Holdings Ltd.	385,720	8,507,745	0.3%
Other Securities		168,517,053	6.6%
TOTAL CONSUMER STAPLES		198,062,968	7.8%

ENERGY — (0.7%)
Other Securities		19,204,938	0.8%
FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	114,800	6,380,157	0.3%
Hachijuni Bank Ltd.	1,994,500	6,360,770	0.3%
Hirogin Holdings, Inc.	1,534,800	6,331,737	0.3%
JAFCO Group Co. Ltd.	588,100	9,023,388	0.4%
Yamaguchi Financial Group, Inc.	1,237,672	6,517,904	0.3%
Other Securities		188,749,126	7.3%
TOTAL FINANCIALS		223,363,082	8.9%

HEALTH CARE — (5.0%)
H.U. Group Holdings, Inc.	348,800	6,492,843	0.3%
Nipro Corp.	839,500	6,328,382	0.3%
Ship Healthcare Holdings, Inc.	346,200	6,639,723	0.3%
Other Securities		108,331,555	4.2%
TOTAL HEALTH CARE		127,792,503	5.1%

INDUSTRIALS — (28.2%)
Daiseki Co. Ltd.	290,755	8,984,172	0.4%
DMG Mori Co. Ltd.	731,800	8,468,845	0.3%
Fujikura Ltd.	1,559,000	9,230,804	0.4%
Furukawa Electric Co. Ltd.	424,300	6,546,029	0.3%
# Hazama Ando Corp.	1,162,500	6,737,422	0.3%
Hitachi Zosen Corp.	1,041,679	6,005,282	0.2%
Inaba Denki Sangyo Co. Ltd.	322,900	6,027,512	0.2%
Mabuchi Motor Co. Ltd.	249,034	6,757,392	0.3%
Meitec Corp.	484,000	8,152,392	0.3%
Nagase & Co. Ltd.	584,600	7,964,771	0.3%
# Nishimatsu Construction Co. Ltd.	313,800	7,640,054	0.3%
Nisshinbo Holdings, Inc.	911,180	6,316,101	0.3%
OSG Corp.	526,900	6,698,620	0.3%
Penta-Ocean Construction Co. Ltd.	1,589,800	7,906,395	0.3%
Ushio, Inc.	622,400	6,463,241	0.3%

The Japanese Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Other Securities		$610,194,505	24.1%
TOTAL INDUSTRIALS		720,093,537	28.6%

INFORMATION TECHNOLOGY — (15.3%)
Alps Alpine Co. Ltd.	788,800	6,776,241	0.3%
Anritsu Corp.	849,300	8,548,093	0.3%
Citizen Watch Co. Ltd.	1,669,800	7,012,673	0.3%
Daiwabo Holdings Co. Ltd.	581,600	7,504,581	0.3%
Dexerials Corp.	345,400	8,044,653	0.3%
DTS Corp.	254,000	6,038,755	0.2%
Konica Minolta, Inc.	2,014,100	6,136,873	0.3%
Macnica Holdings, Inc.	335,450	6,709,361	0.3%
Maruwa Co. Ltd.	57,700	6,779,271	0.3%
NET One Systems Co. Ltd.	383,900	7,884,792	0.3%
NSD Co. Ltd.	489,360	8,362,456	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	7,479,548	0.3%
Topcon Corp.	676,700	7,401,971	0.3%
Ulvac, Inc.	225,700	8,897,322	0.4%
Other Securities		285,987,560	11.2%
TOTAL INFORMATION TECHNOLOGY		389,564,150	15.4%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	7,606,774	0.3%
Asahi Holdings, Inc.	472,200	6,022,117	0.2%
Daicel Corp.	1,608,100	9,175,525	0.4%
Kureha Corp.	103,950	6,674,583	0.3%
Mitsui Mining & Smelting Co. Ltd.	366,200	7,396,353	0.3%
Tokai Carbon Co. Ltd.	1,004,500	6,555,281	0.3%
UBE Corp.	611,100	7,881,843	0.3%
Other Securities		257,679,027	10.2%
TOTAL MATERIALS		308,991,503	12.3%

REAL ESTATE — (1.4%)
Other Securities		36,414,839	1.4%
UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	684,000	9,936,468	0.4%
Other Securities		32,350,517	1.3%
TOTAL UTILITIES		42,286,985	1.7%
TOTAL COMMON STOCKS (Cost $2,854,128,543)		2,493,001,458	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	4,804,517	55,545,021	2.2%
TOTAL INVESTMENTS—(100.0%) (Cost $2,909,692,756)		$2,548,546,479	101.1%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,456,006	—	$60,456,006
Consumer Discretionary	—	366,770,947	—	366,770,947
Consumer Staples	—	198,062,968	—	198,062,968
Energy	—	19,204,938	—	19,204,938
Financials	$2,856,753	220,506,329	—	223,363,082
Health Care	—	127,792,503	—	127,792,503
Industrials	—	720,093,537	—	720,093,537
Information Technology	—	389,564,150	—	389,564,150
Materials	—	308,991,503	—	308,991,503
Real Estate	—	36,414,839	—	36,414,839
Utilities	—	42,286,985	—	42,286,985
Securities Lending Collateral	—	55,545,021	—	55,545,021
TOTAL	$2,856,753	$2,545,689,726	—	$2,548,546,479

See accompanying Notes to Financial Statements.

The Asia Pacific Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.4%)
*	AMP Ltd.	12,919,775	$10,418,866	0.9%
#	Ansell Ltd.	667,221	12,045,403	1.0%
#	ARB Corp. Ltd.	515,315	9,567,925	0.8%
	AUB Group Ltd.	762,060	10,083,242	0.9%
	Bapcor Ltd.	2,227,045	9,417,379	0.8%
	Beach Energy Ltd.	8,737,409	8,934,529	0.8%
#	Breville Group Ltd.	652,020	8,261,901	0.7%
	Brickworks Ltd.	469,394	6,646,000	0.6%
#	Corporate Travel Management Ltd.	706,149	7,883,899	0.7%
	CSR Ltd.	3,109,441	9,211,011	0.8%
	Downer EDI Ltd.	3,274,403	9,410,422	0.8%
	Eagers Automotive Ltd.	941,185	7,461,464	0.6%
	Elders Ltd.	1,009,369	8,415,415	0.7%
#*	Flight Centre Travel Group Ltd.	718,191	7,643,947	0.6%
#	Gold Road Resources Ltd.	7,605,514	6,572,387	0.6%
	GrainCorp Ltd., Class A	1,517,016	8,155,207	0.7%
	Healius Ltd.	3,665,521	8,029,741	0.7%
	HUB24 Ltd.	461,678	7,485,853	0.6%
#	Insignia Financial Ltd.	4,120,661	8,306,842	0.7%
	IPH Ltd.	1,331,405	8,467,477	0.7%
	IRESS Ltd.	1,215,703	7,890,780	0.7%
	Lifestyle Communities Ltd.	578,173	6,490,474	0.5%
	Metcash Ltd.	2,899,744	7,612,203	0.6%
#	New Hope Corp. Ltd.	2,341,365	8,505,399	0.7%
	nib holdings Ltd.	2,992,914	12,806,819	1.1%
	Nufarm Ltd.	2,098,872	7,480,120	0.6%
#*	Omni Bridgeway Ltd.	2,355,720	6,782,068	0.6%
	Orora Ltd.	5,992,474	11,628,555	1.0%
#*	Paladin Energy Ltd.	16,033,988	8,680,653	0.7%
#	Pendal Group Ltd.	2,058,779	6,466,738	0.5%
#	Perseus Mining Ltd.	8,114,950	9,451,479	0.8%
	Premier Investments Ltd.	410,666	6,576,580	0.6%
	Reliance Worldwide Corp. Ltd.	4,255,179	8,742,677	0.7%
	Sims Ltd.	1,106,977	8,654,727	0.7%
*	Star Entertainment Group Ltd.	5,751,661	10,819,618	0.9%
#	Super Retail Group Ltd.	1,057,351	6,952,302	0.6%
#*	Syrah Resources Ltd.	4,792,786	7,321,076	0.6%
	Technology One Ltd.	1,296,361	9,972,913	0.8%
Ω	Viva Energy Group Ltd.	3,776,327	6,854,919	0.6%
#*	Webjet Ltd.	2,329,981	7,868,307	0.7%
	Whitehaven Coal Ltd.	3,623,702	21,049,343	1.8%
	Other Securities		417,169,018	34.7%
TOTAL AUSTRALIA			778,195,678	65.2%

CHINA — (0.1%)
	Other Securities		1,050,669	0.1%

HONG KONG — (18.7%)
	ASMPT Ltd.	1,590,200	8,746,899	0.7%
	Kerry Logistics Network Ltd.	4,063,500	6,450,213	0.6%
	Luk Fook Holdings International Ltd.	3,509,000	7,622,920	0.6%
	VTech Holdings Ltd.	1,292,000	6,877,585	0.6%

The Asia Pacific Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$195,738,785	16.4%
TOTAL HONG KONG		225,436,402	18.9%

NEW ZEALAND — (4.6%)
Chorus Ltd.	2,451,723	11,836,205	1.0%
* SKYCITY Entertainment Group Ltd.	4,246,632	7,159,611	0.6%
Other Securities		35,984,180	3.0%
TOTAL NEW ZEALAND		54,979,996	4.6%

SINGAPORE — (10.8%)
ComfortDelGro Corp. Ltd.	9,120,200	8,187,132	0.7%
Golden Agri-Resources Ltd.	31,541,800	6,467,918	0.5%
Keppel Infrastructure Trust	18,468,846	6,911,022	0.6%
Other Securities		109,293,171	9.1%
TOTAL SINGAPORE		130,859,243	10.9%
TOTAL COMMON STOCKS		1,190,521,988	99.7%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		21,319	0.0%

HONG KONG — (0.0%)
Other Security		5,255	0.0%
TOTAL RIGHTS/WARRANTS		26,574	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,539,796,503)		1,190,548,562

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	1,496,806	17,304,573	1.5%
TOTAL INVESTMENTS—(100.0%) (Cost $1,557,108,416)		$1,207,853,135	101.2%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,084	$777,796,648	$390,946	$778,195,678
China	—	1,050,669	—	1,050,669
Hong Kong	—	224,321,261	1,115,141	225,436,402
New Zealand	—	54,979,996	—	54,979,996
Singapore	637,539	129,841,227	380,477	130,859,243
Rights/Warrants
Australia	—	21,319	—	21,319
Hong Kong	—	5,255	—	5,255
Securities Lending Collateral	—	17,304,573	—	17,304,573
TOTAL	$645,623	$1,205,320,948	$1,886,564^	$1,207,853,135

The Asia Pacific Small Company Series
continued

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

The United Kingdom Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.5%)
	COMMUNICATION SERVICES — (3.6%)
	Euromoney Institutional Investor PLC	592,842	$9,845,186	0.8%
	Other Securities		33,354,764	2.9%
	TOTAL COMMUNICATION SERVICES		43,199,950	3.7%

	CONSUMER DISCRETIONARY — (16.3%)
	Bellway PLC	429,828	9,141,218	0.8%
*	Frasers Group PLC	1,220,486	9,056,198	0.8%
	Games Workshop Group PLC	176,198	12,933,595	1.1%
	Greggs PLC	604,556	14,014,474	1.2%
	Inchcape PLC	2,415,336	20,604,988	1.8%
	Pets at Home Group PLC	3,042,980	10,061,388	0.9%
*	Playtech PLC	1,947,421	11,571,872	1.0%
#	Vistry Group PLC	1,228,992	8,503,987	0.7%
	Other Securities		98,610,384	8.4%
	TOTAL CONSUMER DISCRETIONARY		194,498,104	16.7%

	CONSUMER STAPLES — (7.0%)
	Britvic PLC	1,626,728	13,586,475	1.2%
	Cranswick PLC	365,093	12,464,969	1.1%
*	Marks & Spencer Group PLC	7,566,588	9,163,708	0.8%
	Tate & Lyle PLC	2,060,165	16,553,803	1.4%
	Other Securities		31,665,598	2.6%
	TOTAL CONSUMER STAPLES		83,434,553	7.1%

	ENERGY — (4.2%)
*	Capricorn Energy PLC	4,040,365	11,477,115	1.0%
	Other Securities		38,574,608	3.3%
	TOTAL ENERGY		50,051,723	4.3%

	FINANCIALS — (18.4%)
	Beazley PLC	3,081,626	22,100,836	1.9%
	Close Brothers Group PLC	898,617	10,123,897	0.9%
	Hiscox Ltd.	1,420,362	14,632,152	1.2%
	Lancashire Holdings Ltd.	1,670,143	9,478,286	0.8%
	Man Group PLC	7,662,342	19,060,892	1.6%
	OSB Group PLC	2,135,454	10,176,648	0.9%
	Paragon Banking Group PLC	1,934,045	9,462,355	0.8%
	Plus500 Ltd.	525,338	10,868,092	0.9%
Ω	Quilter PLC	8,070,566	8,945,685	0.8%
	TP ICAP Group PLC	4,137,686	8,726,393	0.7%
	Virgin Money UK PLC	6,368,888	9,926,426	0.8%
	Other Securities		86,017,639	7.5%
	TOTAL FINANCIALS		219,519,301	18.8%

	HEALTH CARE — (4.9%)
	CVS Group PLC	413,530	8,938,783	0.8%
	Indivior PLC	771,895	14,621,023	1.2%
#	Mediclinic International PLC	2,400,508	13,655,822	1.2%
	Other Securities		20,957,862	1.8%
	TOTAL HEALTH CARE		58,173,490	5.0%

The United Kingdom Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (22.3%)
* Babcock International Group PLC	2,860,700	$9,035,971	0.8%
Balfour Beatty PLC	3,610,310	12,369,652	1.1%
Diploma PLC	427,629	12,162,994	1.0%
Grafton Group PLC	1,499,770	11,874,058	1.0%
Hays PLC	9,235,636	11,644,369	1.0%
Pagegroup PLC	1,968,311	9,493,890	0.8%
QinetiQ Group PLC	3,269,929	13,478,205	1.2%
Rotork PLC	4,427,553	12,977,500	1.1%
Serco Group PLC	5,072,076	9,486,190	0.8%
Travis Perkins PLC	1,187,192	11,189,269	1.0%
Other Securities		151,227,680	12.9%
TOTAL INDUSTRIALS		264,939,778	22.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	501,179	10,398,774	0.9%
Micro Focus International PLC	1,571,570	9,370,682	0.8%
Softcat PLC	677,739	8,707,891	0.7%
Spectris PLC	462,131	16,016,986	1.4%
Spirent Communications PLC	4,065,908	12,069,222	1.0%
Other Securities		44,097,451	3.8%
TOTAL INFORMATION TECHNOLOGY		100,661,006	8.6%

MATERIALS — (5.1%)
Victrex PLC	545,312	10,356,993	0.9%
Other Securities		50,618,342	4.3%
TOTAL MATERIALS		60,975,335	5.2%

REAL ESTATE — (3.0%)
Grainger PLC	4,237,552	11,018,013	0.9%
Savills PLC	965,499	9,122,034	0.8%
Other Securities		15,177,252	1.3%
TOTAL REAL ESTATE		35,317,299	3.0%

UTILITIES — (4.2%)
Centrica PLC	12,351,821	10,853,682	0.9%
Drax Group PLC	2,494,304	14,895,027	1.3%
Pennon Group PLC	1,360,703	13,075,947	1.1%
Telecom Plus PLC	427,882	10,401,875	0.9%
Other Security		539,940	0.1%
TOTAL UTILITIES		49,766,471	4.3%
TOTAL COMMON STOCKS (Cost $1,400,292,665)		1,160,537,010	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	2,548,908	29,467,920	2.5%
TOTAL INVESTMENTS—(100.0%) (Cost $1,429,768,069)		$1,190,004,930	101.9%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$23,016	$43,176,934	—	$43,199,950
Consumer Discretionary	—	194,388,958	$109,146	194,498,104
Consumer Staples	—	83,434,553	—	83,434,553
Energy	—	50,051,723	—	50,051,723
Financials	—	219,518,781	520	219,519,301
Health Care	—	58,167,401	6,089	58,173,490
Industrials	160,252	264,779,526	—	264,939,778
Information Technology	—	100,661,006	—	100,661,006
Materials	—	60,975,335	—	60,975,335
Real Estate	—	35,317,299	—	35,317,299
Utilities	—	49,766,471	—	49,766,471
Securities Lending Collateral	—	29,467,920	—	29,467,920
TOTAL	$183,268	$1,189,705,907	$115,755^	$1,190,004,930
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

The Continental Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (93.7%)
	AUSTRIA — (3.1%)
	ANDRITZ AG	444,373	$20,652,912	0.5%
Ω	BAWAG Group AG	344,403	16,626,330	0.4%
	Other Securities		104,285,328	2.4%
	TOTAL AUSTRIA		141,564,570	3.3%

	BELGIUM — (4.4%)
	Ackermans & van Haaren NV	172,739	24,066,242	0.6%
	D’ieteren Group	122,666	20,415,062	0.5%
	Euronav NV	1,306,429	22,776,000	0.5%
	Other Securities		132,956,790	3.0%
	TOTAL BELGIUM		200,214,094	4.6%

	DENMARK — (6.2%)
#*	ISS AS	927,711	17,037,438	0.4%
*	Jyske Bank AS	445,581	24,047,629	0.6%
	Ringkjoebing Landbobank AS	197,936	21,527,994	0.5%
	Royal Unibrew AS	312,072	17,826,861	0.4%
	Topdanmark AS	367,737	16,972,205	0.4%
	Other Securities		187,427,684	4.2%
	TOTAL DENMARK		284,839,811	6.5%

	FINLAND — (5.3%)
	Huhtamaki Oyj	643,085	23,112,067	0.5%
	Orion Oyj, Class B	676,382	31,125,885	0.7%
	Valmet Oyj	1,002,259	22,794,608	0.5%
	Other Securities		164,215,005	3.8%
	TOTAL FINLAND		241,247,565	5.5%

	FRANCE — (10.4%)
	Gaztransport Et Technigaz SA	161,171	18,750,394	0.4%
	Nexans SA	198,522	18,537,701	0.4%
	Rexel SA	1,687,054	30,105,974	0.7%
*	SOITEC	136,660	17,498,496	0.4%
	SPIE SA	887,677	20,765,906	0.5%
	Other Securities		368,603,169	8.5%
	TOTAL FRANCE		474,261,640	10.9%

	GERMANY — (13.4%)
*	Aareal Bank AG	523,741	16,561,936	0.4%
	Aurubis AG	287,683	18,152,871	0.4%
	Freenet AG	962,168	18,912,546	0.4%
	Hugo Boss AG	426,713	19,653,270	0.5%
	K&S AG	1,269,799	28,035,878	0.7%
	Lanxess AG	577,941	19,544,674	0.5%
	Rheinmetall AG	186,043	30,241,593	0.7%
	Other Securities		460,058,281	10.5%
	TOTAL GERMANY		611,161,049	14.1%

	IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,945,531	42,811,519	1.0%

The Continental Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (Continued)
	Other Securities		$24,848,912	0.6%
	TOTAL IRELAND		67,660,431	1.6%

	ISRAEL — (3.6%)
	Other Securities		162,740,149	3.7%

	ITALY — (8.4%)
	Banco BPM SpA	10,252,032	31,017,683	0.7%
	Italgas SpA	3,535,826	18,217,452	0.4%
	Leonardo SpA	2,965,480	23,824,938	0.6%
	Other Securities		310,831,433	7.1%
	TOTAL ITALY		383,891,506	8.8%

	NETHERLANDS — (5.6%)
	Aalberts NV	686,131	23,803,028	0.6%
	Arcadis NV	533,103	18,091,946	0.4%
	ASR Nederland NV	672,922	29,630,688	0.7%
	BE Semiconductor Industries NV	405,420	20,662,135	0.5%
#	OCI NV	554,235	21,198,317	0.5%
Ω	Signify NV	711,679	19,717,182	0.5%
	Other Securities		123,236,655	2.7%
	TOTAL NETHERLANDS		256,339,951	5.9%

	NORWAY — (2.4%)
	Other Securities		111,438,926	2.6%

	PORTUGAL — (1.0%)
	Other Securities		43,915,237	1.0%

	SPAIN — (5.7%)
	Banco de Sabadell SA	36,362,876	28,610,453	0.7%
	Bankinter SA	4,326,671	26,171,851	0.6%
#	Enagas SA	1,457,648	23,663,312	0.5%
	Other Securities		184,347,363	4.2%
	TOTAL SPAIN		262,792,979	6.0%

	SWEDEN — (5.9%)
	Other Securities		270,528,558	6.2%

	SWITZERLAND — (16.5%)
	Allreal Holding AG	125,251	17,941,765	0.4%
	Belimo Holding AG	65,574	26,708,771	0.6%
	BKW AG	163,805	19,109,935	0.4%
	Bucher Industries AG	54,335	18,319,886	0.4%
	Clariant AG	1,125,574	18,088,884	0.4%
	DKSH Holding AG	235,948	17,021,421	0.4%
*	Flughafen Zurich AG	147,702	22,913,924	0.5%
	Georg Fischer AG	630,511	34,920,705	0.8%
	Helvetia Holding AG	266,750	26,488,894	0.6%
	PSP Swiss Property AG	340,600	36,386,222	0.8%
	Siegfried Holding AG	32,909	19,590,005	0.5%
Ω	VAT Group AG	114,674	26,180,212	0.6%
	Other Securities		470,666,378	11.0%
	TOTAL SWITZERLAND		754,337,002	17.4%

The Continental Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.3%)
Other Securities		$12,849,060	0.3%
TOTAL COMMON STOCKS		4,279,782,528	98.4%

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
Other Securities		33,294,751	0.8%
TOTAL INVESTMENT SECURITIES (Cost $4,398,989,975)		4,313,077,279

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	22,188,427	256,520,399	5.9%
TOTAL INVESTMENTS—(100.0%) (Cost $4,655,611,905)		$4,569,597,678	105.1%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$376,173	$141,188,397	—	$141,564,570
Belgium	792,151	199,421,943	—	200,214,094
Denmark	—	284,839,811	—	284,839,811
Finland	—	241,247,565	—	241,247,565
France	127,704	474,099,006	$34,930	474,261,640
Germany	—	611,161,049	—	611,161,049
Ireland	—	67,660,431	—	67,660,431
Israel	585,758	162,154,391	—	162,740,149
Italy	—	383,891,506	—	383,891,506
Netherlands	—	256,339,951	—	256,339,951
Norway	239,412	111,199,514	—	111,438,926
Portugal	—	43,915,237	—	43,915,237
Spain	—	262,792,979	—	262,792,979
Sweden	704,204	269,824,354	—	270,528,558
Switzerland	—	754,337,002	—	754,337,002
United States	5,487,656	7,361,404	—	12,849,060
Preferred Stocks
Germany	—	33,294,751	—	33,294,751
Securities Lending Collateral	—	256,520,399	—	256,520,399
TOTAL	$8,313,058	$4,561,249,690	$34,930^	$4,569,597,678
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

The Canadian Small Company Series

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (85.9%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$15,273,446	1.2%

CONSUMER DISCRETIONARY — (4.7%)
#*	Aritzia, Inc.	461,040	17,881,861	1.5%
	Linamar Corp.	255,634	10,941,402	0.9%
	Other Securities		38,001,319	3.1%
TOTAL CONSUMER DISCRETIONARY			66,824,582	5.5%

CONSUMER STAPLES — (4.2%)
#	North West Co., Inc.	291,156	7,576,232	0.6%
#	Premium Brands Holdings Corp.	227,466	13,419,050	1.1%
	Primo Water Corp.	93,425	1,363,071	0.1%
	Primo Water Corp.	799,922	11,661,064	1.0%
	Other Securities		25,055,883	2.1%
TOTAL CONSUMER STAPLES			59,075,300	4.9%

ENERGY — (24.7%)
*	Advantage Energy Ltd.	1,194,867	9,033,751	0.7%
*	Baytex Energy Corp.	2,341,875	12,720,575	1.0%
#	Birchcliff Energy Ltd.	1,610,417	12,518,307	1.0%
#	Crescent Point Energy Corp.	2,943,000	23,006,533	1.9%
#	Crescent Point Energy Corp.	346,792	2,715,381	0.2%
#	Enerplus Corp.	1,294,755	22,448,059	1.9%
	Enerplus Corp.	28,353	490,790	0.0%
#	Freehold Royalties Ltd.	652,441	8,117,499	0.7%
#	Gibson Energy, Inc.	899,205	15,345,922	1.3%
#*	MEG Energy Corp.	2,167,763	32,412,620	2.7%
*	NuVista Energy Ltd.	1,111,528	11,022,676	0.9%
#	Paramount Resources Ltd., Class A	405,621	8,592,673	0.7%
	Parex Resources, Inc.	774,607	11,815,124	1.0%
	Parkland Corp.	836,660	16,913,140	1.4%
#	Peyto Exploration & Development Corp.	965,837	9,017,834	0.7%
#	PrairieSky Royalty Ltd.	1,182,767	18,370,720	1.5%
	Secure Energy Services, Inc.	1,849,956	9,709,094	0.8%
#	Vermilion Energy, Inc.	716,524	16,719,858	1.4%
	Vermilion Energy, Inc.	233,451	5,441,743	0.5%
#	Whitecap Resources, Inc.	2,696,209	20,899,159	1.7%
	Other Securities		81,074,025	6.7%
TOTAL ENERGY			348,385,483	28.7%

FINANCIALS — (8.0%)
#	Canadian Western Bank	498,863	8,678,426	0.7%
#	CI Financial Corp.	1,010,158	10,113,814	0.8%
	Element Fleet Management Corp.	2,180,348	29,047,834	2.4%
#	Laurentian Bank of Canada	370,975	8,278,078	0.7%
	Other Securities		56,710,772	4.7%
TOTAL FINANCIALS			112,828,924	9.3%

HEALTH CARE — (1.3%)
	Other Securities		18,737,939	1.5%

The Canadian Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	$13,177,745	1.1%
#*	Bombardier, Inc., Class A	13,989	415,455	0.0%
#*	Bombardier, Inc., Class B	435,248	12,782,522	1.1%
#	Boyd Group Services, Inc.	87,102	12,394,461	1.0%
	Finning International, Inc.	809,489	17,213,562	1.4%
	Richelieu Hardware Ltd.	316,493	8,495,724	0.7%
#	Russel Metals, Inc.	345,023	7,146,878	0.6%
#	SNC-Lavalin Group, Inc.	888,433	15,383,811	1.3%
	Other Securities		46,315,708	3.8%
TOTAL INDUSTRIALS			133,325,866	11.0%

INFORMATION TECHNOLOGY — (2.8%)
	Other Securities		39,577,541	3.2%

MATERIALS — (20.5%)
	Alamos Gold, Inc., Class A	2,191,494	17,292,586	1.4%
	Alamos Gold, Inc., Class A	23,683	186,859	0.0%
	B2Gold Corp.	523,630	1,598,929	0.1%
	B2Gold Corp.	4,206,445	12,913,786	1.1%
	Lundin Mining Corp.	1,333,672	6,989,700	0.6%
#	Methanex Corp.	214,217	7,476,800	0.6%
#	Methanex Corp.	126,782	4,423,424	0.4%
	Pan American Silver Corp.	30,283	483,470	0.0%
#	Pan American Silver Corp.	807,720	12,907,366	1.1%
#	SSR Mining, Inc.	847,686	11,672,908	1.0%
	SSR Mining, Inc.	262,936	3,628,517	0.3%
#	Stella-Jones, Inc.	312,231	9,403,485	0.8%
	Turquoise Hill Resources Ltd.	237,010	6,662,351	0.6%
#*	Turquoise Hill Resources Ltd.	259,936	7,319,089	0.6%
#	Yamana Gold, Inc.	3,875,378	17,010,871	1.4%
	Yamana Gold, Inc.	588,814	2,579,005	0.2%
	Other Securities		166,659,300	13.6%
TOTAL MATERIALS			289,208,446	23.8%

REAL ESTATE — (2.3%)
#	Altus Group Ltd.	244,093	8,673,647	0.7%
#	Tricon Residential, Inc.	1,203,306	10,139,797	0.8%
	Tricon Residential, Inc.	103,827	875,262	0.1%
	Other Securities		12,011,086	1.0%
TOTAL REAL ESTATE			31,699,792	2.6%

UTILITIES — (6.9%)
	Atco Ltd., Class I	397,742	12,349,607	1.0%
	Boralex, Inc., Class A	499,461	14,162,424	1.2%
#	Brookfield Infrastructure Corp., Class A	205,538	8,868,171	0.7%
	Capital Power Corp.	724,520	24,250,825	2.0%
#	Innergex Renewable Energy, Inc.	748,951	8,246,239	0.7%
	TransAlta Corp.	1,758,255	15,487,254	1.3%

The Canadian Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$14,633,883	1.2%
TOTAL UTILITIES		97,998,403	8.1%
TOTAL COMMON STOCKS (Cost $1,129,103,652)		1,212,935,722	99.8%
TOTAL RIGHTS/WARRANTS (Cost $)		0	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,129,103,652)		1,212,935,722

		Value†
SECURITIES LENDING COLLATERAL — (14.1%)
@§ The DFA Short Term Investment Fund	17,275,482	199,721,843	16.5%
TOTAL INVESTMENTS—(100.0%) (Cost $1,328,909,530)		$1,412,657,565	116.3%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,643,215	$3,630,231	—	$15,273,446
Consumer Discretionary	66,824,582	—	—	66,824,582
Consumer Staples	59,075,300	—	—	59,075,300
Energy	348,385,483	—	—	348,385,483
Financials	112,828,924	—	—	112,828,924
Health Care	18,723,050	14,889	—	18,737,939
Industrials	133,325,866	—	—	133,325,866
Information Technology	39,577,541	—	—	39,577,541
Materials	289,169,935	38,511	—	289,208,446
Real Estate	31,699,792	—	—	31,699,792
Utilities	97,998,403	—	—	97,998,403
Securities Lending Collateral	—	199,721,843	—	199,721,843
TOTAL	$1,209,252,091	$203,405,474	—	$1,412,657,565

See accompanying Notes to Financial Statements.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 2, 2023

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	March 2, 2023